UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02687
Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2016 – October 31, 2017
Item 1: Reports to Shareholders

Annual Report | October 31, 2017

Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents

Your Fund’s Performance at a Glance	1
Chairman’s Perspective	3
Advisor’s Report	5
Short-Term Tax-Exempt Fund	7
Limited-Term Tax-Exempt Fund	53
Intermediate-Term Tax-Exempt Fund	138
Long-Term Tax-Exempt Fund	260
High-Yield Tax-Exempt Fund	298
About Your Fund’s Expenses	346
Glossary	348

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2017, returns for the five tax-exempt bond funds discussed in this report ranged from roughly 1% for Vanguard Short-Term Tax-Exempt
Fund to about 3% for Vanguard High-Yield Tax-Exempt Fund. All five funds outpaced their peer groups; relative to their benchmarks, performances were mixed.

• Municipal bond prices slumped in the wake of the U.S. presidential election but later regained some ground on thinner supply and a revival in demand.

• A tilt toward shorter-dated maturities was a headwind for the Short-Term, Limited-
Term, and Intermediate-Term Funds.

• Security selection and an overweight allocation to lower-rated investment-grade bonds, on the other hand, generally added value.

• For the decade ended October 31, 2017, the funds’ average annual returns ranged from well over 1% to about 5%. All the funds outperformed their peer-group averages but results versus their benchmarks were mixed.

Total Returns: Fiscal Year Ended October 31, 2017

	30-Day	Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield[1]	Returns	Returns	Returns
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	1.00%	1.77%	1.01%	-0.06%	0.95%
Admiral™ Shares [2]	1.11	1.96	1.11	-0.06	1.05
Bloomberg Barclays 1 Year Municipal Bond Index					1.07
1–2 Year Municipal Funds Average[3]					0.63

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	1.27%	2.24%	1.52%	-0.45%	1.07%
Admiral Shares [2]	1.37	2.42	1.62	-0.45	1.17
Bloomberg Barclays 1–5 Year Municipal Bond Index					1.32
1–5 Year Municipal Funds Average[3]					0.68

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.73%	3.06%	2.74%	-0.98%	1.76%
Admiral Shares [2]	1.83	3.23	2.84	-0.98	1.86
Bloomberg Barclays 1–15 Year Municipal Bond Index					1.94
Intermediate Municipal Funds Average[3]					1.35

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.29%	4.05%	3.50%	-1.19%	2.31%
Admiral Shares [2]	2.39	4.22	3.61	-1.19	2.42
Bloomberg Barclays Municipal Bond Index					2.19
General & Insured Municipal Debt Funds Average[3]					1.64

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.79%	4.93%	3.78%	-0.87%	2.91%
Admiral Shares [2]	2.88	5.09	3.88	-0.87	3.01
Bloomberg Barclays Municipal Bond Index					2.19
General & Insured Municipal Debt Funds Average[3]					1.64

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.
3 Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended October 31, 2017
Average Annual
Return
Short-Term Tax-Exempt Fund Investor Shares	1.45%
Bloomberg Barclays 1 Year Municipal Bond Index	1.62
1–2 Year Municipal Funds Average[1]	0.25

Limited-Term Tax-Exempt Fund Investor Shares	2.29%
Bloomberg Barclays 1–5 Year Municipal Bond Index	2.76
1–5 Year Municipal Funds Average[1]	1.67

Intermediate-Term Tax-Exempt Fund Investor Shares	4.10%
Bloomberg Barclays 1–15 Year Municipal Bond Index	4.12
Intermediate Municipal Funds Average[1]	3.44

Long-Term Tax-Exempt Fund Investor Shares	4.66%
Bloomberg Barclays Municipal Bond Index	4.50
General & Insured Municipal Debt Funds Average[1]	3.94

High-Yield Tax-Exempt Fund Investor Shares	4.95%
Bloomberg Barclays Municipal Bond Index	4.50
General & Insured Municipal Debt Funds Average[1]	3.94
1 Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Short-Term Tax-Exempt Fund	0.19%	0.09%	0.60%
Limited-Term Tax-Exempt Fund	0.19	0.09	0.68
Intermediate-Term Tax-Exempt Fund	0.19	0.09	0.79
Long-Term Tax-Exempt Fund	0.19	0.09	0.91
High-Yield Tax-Exempt Fund	0.19	0.09	0.91

1 The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, expense ratios were: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Peer groups are: for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2017
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

November 14, 2017

Advisor’s Report

For the 12 months ended October 31, 2017, Vanguard’s five national tax-exempt bond funds posted returns that ranged from 0.95% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 3.01% for Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. Relative to their benchmarks, Vanguard Long-Term Tax-Exempt Fund and the High-Yield Tax-Exempt Fund outperformed and the three other funds underperformed. All five funds outpaced their peer-group averages.

Municipal bond yields increased across the board. The Short-Term Fund’s 30-day SEC yield rose 12 basis points over the 12-month period to 1% for Investor Shares. (A basis point is one-hundredth of a percentage point.) The other funds saw even sharper increases. The High-Yield Fund’s 30-day SEC yield, for example, climbed 27 basis points to 2.88% for Admiral Shares.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Fund owned such securities.

The investment environment

The period began with a surge in optimism after the U.S. presidential election. The new administration focused its policy agenda on tax reform, infrastructure spending, and greater deregulation—all designed to spark economic growth.

The Federal Reserve also was enthusiastic about the health of the U.S. economy. In December, it raised the federal funds rate by a quarter percentage point—only the second increase in a decade—even with inflation still running below the Fed’s 2% target. Given the outlook for stronger growth and higher inflation, investors turned toward riskier assets, causing bond prices to slump while many stock market indexes soared to record highs.

The outlook dimmed a little in the new year, however, as it became clear that the slate of policy initiatives could prove harder to implement than anticipated. Moreover, inflation continued to disappoint, with weak readings proving less transient than expected and wage gains remaining modest despite a strong labor market. Some wary investors hedged their bets by edging back into bonds, lending support to prices.

The macroeconomic backdrop nevertheless remained positive. Economic growth remained in line with recent trends, oscillating around 2%–2.5%. Employment gains remained relatively strong, averaging more than 160,000 jobs per month. That has helped keep unemployment on a downward trajectory—over the period, it fell from 4.8% to a 17-year low of 4.1%. The housing and manufacturing sectors recorded decent growth numbers as well.

Those developments likely played a part in the Fed’s decisions to raise rates again in March and June, pushing its target range up to 1%–1.25%, and to kick off the

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	October 31,
Maturity	2016	2017
2 years	0.85%	1.09%
5 years	1.14	1.42
10 years	1.74	2.01
30 years	2.56	2.83
Source: Vanguard.

reduction of its $4.5 trillion balance sheet in October. All those developments have taken the Fed further down the road of monetary policy normalization after its emergency intervention in the wake of the global financial crisis.

Demand for muni bonds proved uneven. Prices dropped in November and December as investors exited the market. Most of those losses were erased over the remainder of the fiscal year.

Comparatively low yields in many developed markets helped as U.S. bonds remained attractive to international investors. Supply was supportive of prices as well: New issuance was more or less flat compared with the same period a year earlier, but refunding fell off as interest rates climbed higher.

Relative to U.S. Treasuries, munis outperformed at the short end of the yield curve and slightly underperformed at the long end.

Credit quality in the municipal market remained solid overall. There are some problem areas, often related to pensions, other retirement benefits, and overall debt levels, but prudence and our extensive credit analysis helped us steer clear of them.

Management of the funds

The municipal market, because of its fragmented nature and the number of issuers, offers more opportunities to add value through security selection than many taxable markets. Backed by our team of credit analysts, selection continued to be an avenue for us to add value—notably, in this period, among some subsectors that benefit from a moderately expanding economy.

Our holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk,

they offer attractive yields and favorable total return potential across many interest rate scenarios.

We were generally overweighted in bonds rated A and BBB, which are at the lower end of the investment-grade spectrum. While they underperformed in the post-election sell-off, they have rallied since then, contributing to relative performance.

Tactical adjustments added some value as well, notably during dislocations in the market at the end of last year.

We had an allocation to very short-term, very liquid securities in the Short-Term, Limited-Term, and Intermediate-Term Funds, which proved a headwind for performance.

Outlook

The U.S. economy should continue on its current modest but steady growth trajectory, absent any external shocks. Real GDP is set to expand by around 2.5% in 2018 even without any boost from fiscal stimulus.

Even though unemployment has fallen to its lowest level since 2000, core inflation has remained surprisingly soft and may not reach the Fed’s 2% target until late 2018.

That said, we would expect to see modest upward pressure on prices at some point as the labor market tightens further and the global economy converges toward slightly above-trend growth.

The Fed is expected to continue moving cautiously with normalizing monetary policy. It has signaled it may raise rates in December, but we still expect the federal funds target rate to remain below 2% at least through the end of next year. Regarding its balance sheet, the Fed will likely stick to the framework and timetable it has laid out, barring unexpected incoming economic data or unintended consequences in the bond market from its tapering.

Needless to say, we will closely monitor developments in Washington that could hurt municipal issuers. Foremost among them are recent tax reform proposals. Some of those would reduce municipal bond supply by eliminating the tax exemption for advance refunding bonds (bonds issued to effectively repay existing debt at lower rates) and private activity bonds (bonds issued by governments to finance not-for-profit public-benefit projects such as hospitals, low-income housing, and transportation infrastructure). While it’s too soon to make predictions about the ultimate outcome of these proposals, they have the potential to drive up financing costs for publicly financed projects.

Volatility could well pick up from the very low levels we’ve been experiencing. The list of potential catalysts for that is long and includes matters such as the federal government debt ceiling, trade negotiations, and heightened geopolitical tensions.

We nevertheless expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group James M. D’Arcy, CFA, Portfolio Manager Adam M. Ferguson, CFA, Portfolio Manager Mathew M. Kiselak, Principal, Portfolio Manager, Head of Municipal Bond Desk Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group November 17, 2017

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2017

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWSTX	VWSUX
Expense Ratio[1]		0.19%	0.09%
30-Day SEC Yield		1.00%	1.11%

Financial Attributes
Bloomberg
		Barclays Bloomberg
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,108	4,392	50,518
Yield to Maturity
(before expenses)	1.0%	1.2%	2.3%
Average Coupon	3.0%	4.9%	4.7%
Average Duration	1.2 years	1.4 years	6.2 years
Average Stated
Maturity	1.1 years	1.5 years 13.0 years
Short-Term Reserves	25.3%	—	—

Largest Area Concentrations[2]

New York		14.3%
Texas		14.2
California		6.5
Illinois		5.8
Maryland		5.4
Pennsylvania		4.8
New Jersey		4.2
Florida		3.5
Massachusetts		2.9
Georgia		2.7
Top Ten		64.3%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.87	0.64
Beta	0.91	0.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	37.5%
6 Months–1 Year	11.2
1–2 Years	19.7
2–3 Years	18.7
3–4 Years	7.0
4–5 Years	4.4
Over 5 Years	1.5

Distribution by Credit Quality (% of portfolio)

AAA	27.0%
AA	53.5
A	13.0
BBB	5.4
BB	0.1
B or lower	0.2
Not Rated	0.8

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007–October 31, 2017

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2017		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	0.95%	0.66%	1.45%	$11,547
Bloomberg Barclays 1 Year Municipal
Bond Index	1.07	0.74	1.62	11,743
1–2 Year Municipal Funds Average[1]	0.63	0.35	0.25	10,253
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	15,528

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	1.05%	0.74%	1.53%	$58,218
Bloomberg Barclays 1 Year Municipal Bond Index	1.07	0.74	1.62	58,713
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	77,639

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2007–October 31, 2017
				Bloomberg
				Barclays
				1 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.30%	0.38%	3.68%	4.22%
2009	2.31	1.28	3.59	4.40
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016	0.83	-0.19	0.64	0.40
2017	1.01	-0.06	0.95	1.07

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.94%	0.66%	1.36%	0.12%	1.48%
Admiral Shares	2/12/2001	1.05	0.74	1.45	0.12	1.57

Short-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (1.6%)
1 Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.950%	11/7/17	14,540	14,540
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	20,000	21,838
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	1.250%	11/15/17	32,000	32,001
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	1.300%	2/1/18	6,900	6,896
Jefferson County AL Revenue	5.000%	9/15/19	940	1,003
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,373
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,830
Jefferson County AL Revenue	5.000%	9/15/22	625	718
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,542
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,009
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	892
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,380
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	69,000	69,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	26,000	26,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	37,800	37,800
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	11,500	11,500
				238,322
Alaska (0.3%)
Alaska Industrial Development & Export Authority Revenue
(Greater Fairbanks Community Hospital Foundation Inc.) VRDO	0.920%	11/7/17 LOC	19,650	19,650
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	7,959
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,489
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	3,824
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,223
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,441
				45,586
Arizona (1.4%)
Arizona Board Regents University of Arizona System Revenue	4.000%	6/1/18	1,000	1,017
Arizona COP	5.250%	10/1/20 (4)	7,855	8,461
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,008
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	1,000	1,071
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	15,000	15,098
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.970%	11/7/17 (Prere.)	5,000	5,000
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.930%	11/1/17 LOC	2,650	2,650
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.940%	11/7/17 LOC	28,430	28,430
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.940%	11/7/17 LOC	23,950	23,950
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.770%	2/5/20	12,500	12,719
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	752
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	520
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,549
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,026
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20	2,000	2,199
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,078
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,618
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	1,685	1,901
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,674
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,130
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,259
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/19	3,000	3,099

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) PUT	5.000%	10/18/22	11,000	12,724
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,928
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,743
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,870	13,404
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	11,565	13,060
Phoenix AZ GO	4.000%	7/1/20	10,095	10,836
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22 (Prere.)	4,215	4,738
Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19 (15)	1,355	1,419
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,126
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,179
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.000%	12/1/17	9,250	9,249
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,061
				215,676
Arkansas (0.0%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/18	1,000	1,004
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,027
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,521
				3,552
California (6.5%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	13,025	13,098
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	56,500	56,467
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.520%	4/1/20	2,500	2,514
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,563
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,342
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,015
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.140%	12/1/20	12,250	12,252
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.930%	11/7/17 (Prere.)	6,310	6,310
California GO	5.000%	2/1/19	825	865
California GO	5.500%	4/1/19	17,830	18,943
California GO	5.000%	9/1/19	5,000	5,354
California GO	5.000%	9/1/19	9,005	9,643
California GO	5.000%	9/1/19	38,795	41,544
California GO	5.000%	9/1/19	29,690	31,794
3 California GO	5.000%	10/1/19	5,000	5,370
California GO	5.000%	8/1/20	45,000	49,658
California GO	5.000%	9/1/20	10,075	11,149
California GO	5.000%	9/1/20	5,500	6,086
California GO	5.000%	9/1/20	14,105	15,609
California GO	5.250%	10/1/20	2,000	2,158
California GO	5.000%	8/1/21	14,000	15,899
California GO	5.000%	11/1/21	43,730	49,976
California GO	5.000%	11/1/21	14,180	16,205
2 California GO PUT	1.562%	12/1/17	14,250	14,255
California GO PUT	4.000%	12/1/17	13,350	13,382
2 California GO PUT	1.370%	5/1/18	29,500	29,505
2 California GO PUT	1.692%	12/3/18	10,275	10,314
California GO PUT	3.000%	12/1/19	28,825	29,676
2 California GO PUT	1.625%	12/1/21	2,750	2,791
California GO PUT	4.000%	12/1/21	1,000	1,091
1 California GO TOB VRDO	0.940%	11/7/17	18,740	18,740
1 California GO TOB VRDO	0.940%	11/7/17	33,860	33,860
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20	600	649
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,111
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,373
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,986
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,993
2 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	2.618%	8/1/18	20,515	20,556
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.200%	4/2/18	12,470	12,473
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.305%	4/1/20	5,625	5,649
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.305%	4/1/20	4,500	4,520
2 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	1.420%	4/2/18	14,000	14,003
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	216
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20	305	337
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/18	500	504

	11

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Municipal Finance Authority Revenue (Community Hospitals of Central California
	Obligated Group)	5.000%	2/1/19	500	521
	California Municipal Finance Authority Revenue (Community Hospitals of Central California
	Obligated Group)	5.000%	2/1/20	625	671
	California Municipal Finance Authority Revenue (Community Hospitals of Central California
	Obligated Group)	5.000%	2/1/21	1,000	1,102
	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.100%	1/2/18	4,025	4,025
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	10,898
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,558
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,087
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,017
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/19	8,760	9,244
	California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	21,553
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	1.180%	11/3/17 (4)	21,225	21,225
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/18	375	377
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	4.000%	3/1/19	500	519
1	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group) TOB VRDO	1.070%	11/7/17	8,555	8,555
1	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	1.120%	11/7/17	10,010	10,010
	California Statewide Communities Development Authority Revenue
	(Rady Children’s Hospital - San Diego)	4.000%	8/15/18	1,565	1,602
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	529
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	547
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,062
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,217
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,702
[1,2] Eaton Vance California Municipal Bond Fund II		1.770%	7/1/19	8,250	8,250
1	Fontana CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.970%	11/7/17 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,552
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19	1,130	1,189
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20	3,000	3,260
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21	1,250	1,399
1	Fresno CA Unified School District GO TOB VRDO	1.070%	11/7/17	6,760	6,760
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,980
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,335	3,651
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,745	3,078
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	7,165	8,169
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.000%	11/7/17 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	389
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	651
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	238
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,233
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	2,929
	Los Angeles CA GO	5.000%	9/1/18	6,900	7,136
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,095
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,362
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,091
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,032
	Menifee CA Union School District Public Financing Authority Revenue	4.000%	9/1/19	1,000	1,049
2	Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	10,750	10,752
2	Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	20,000	20,003
2	Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	2,995	2,995
2	Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	10,250	10,251
	Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,545
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	695
	North Orange County CA Community College District GO	4.000%	8/1/19	10,990	11,571
	Northern California Gas Authority No. 1 Revenue	1.525%	7/1/19	12,800	12,795
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.000%	11/7/17 LOC	10,000	10,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.390%	7/1/18	19,000	19,000
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,599
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,601
	Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	832
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	512
	Roseville CA Special Tax Revenue	3.000%	9/1/18	275	279

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/19	875	912
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.940%	11/7/17	7,500	7,500
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	1.020%	11/7/17	4,985	4,985
1	San Diego CA Community College District GO TOB VRDO	0.960%	11/7/17 (Prere.)	4,200	4,200
	San Francisco CA City & County Unified School District GO	3.000%	6/15/20	7,205	7,567
	San Francisco CA City & County Unified School District GO	5.000%	6/15/21	7,045	8,004
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,377
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,910
	University of California Revenue	5.000%	5/15/18	8,565	8,752
	University of California Revenue	5.000%	5/15/18	3,000	3,065
	Washington Township CA Health Care District Revenue	5.000%	7/1/18	140	143
	Washington Township CA Health Care District Revenue	5.000%	7/1/19	370	390
	Washington Township CA Health Care District Revenue	5.000%	7/1/20	625	677
	Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,338
					988,282
Colorado (1.6%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19	1,000	1,079
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20	1,455	1,620
	Adams County CO COP	4.000%	12/1/19	1,250	1,321
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/18	1,305	1,331
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/19	675	709
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/20	1,495	1,629
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/21	1,000	1,115
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/22	720	819
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,003
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.090%	11/12/20	5,000	5,026
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.090%	11/12/20	7,500	7,538
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.070%	11/7/17 (Prere.)	5,305	5,305
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.070%	11/7/17 (Prere.)	10,000	10,000
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.090%	11/7/17 LOC	11,805	11,805
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/18	250	251
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20	500	517
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.000%	12/1/17	700	701
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,584
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	616
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan
	Society Project)	3.000%	6/1/18	600	607
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan
	Society Project)	4.000%	6/1/19	1,000	1,042
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
	VRDO	0.930%	11/7/17	41,945	41,945
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
	VRDO	0.940%	11/7/17	21,000	21,000
2	Colorado Public Highway Authority Revenue PUT	1.725%	9/1/19	3,000	3,019
2	Colorado Public Highway Authority Revenue PUT	1.880%	9/1/21	3,000	3,044
	Denver CO City & County Airport Revenue	1.050%	11/3/17 (12)	12,550	12,550
	Denver CO City & County Airport Revenue	1.040%	11/9/17 (12)	8,450	8,450
	Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,530
2	Denver CO City & County Airport Revenue PUT	1.725%	11/15/19	15,905	16,019
[1,2] Denver CO Wastewater Management Division Department of Public Works Revenue TOB PUT		0.970%	11/2/17	18,740	18,740
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission
	Association Inc.) PUT	2.000%	10/3/22	13,500	13,437
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	359
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,120
	University of Colorado Hospital Authority Revenue PUT	4.000%	3/1/20	26,000	27,259
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	9,000	10,111
					246,846
Connecticut (2.3%)
	Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,753
	Connecticut GO	0.990%	11/7/17	31,935	31,935
	Connecticut GO	4.000% 11/15/17		35,500	35,538
	Connecticut GO	4.000% 11/15/17		7,000	7,007
2	Connecticut GO	1.270%	1/1/18	4,905	4,905

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Connecticut GO	1.800%	4/15/18	2,250	2,256
2 Connecticut GO	1.840%	5/15/18	10,675	10,711
2 Connecticut GO	1.690%	9/15/18	4,000	4,018
2 Connecticut GO	2.020%	5/15/19	5,000	5,058
2 Connecticut GO	1.840%	9/15/19	1,000	1,010
1 Connecticut GO TOB VRDO	0.960%	11/1/17 LOC	31,200	31,200
Connecticut Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
PUT	1.650%	3/1/19	2,500	2,514
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	364
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	778
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	4,000
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,150	57,286
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,334
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,469
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,411
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	56,000	55,999
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,073
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,500	15,607
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,767
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,567
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,587
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,259
Hartford CT GO	5.000%	7/1/19 (4)	700	730
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,636
New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,051
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,271
South Central CT Regional Water Authority Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,146
				346,240
Delaware (0.2%)
Delaware GO	5.000%	7/1/18	2,000	2,053
Delaware GO	5.000%	2/1/19	1,000	1,049
Delaware GO	5.000%	3/1/21	1,585	1,779
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/18	1,030	1,057
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	3,500	3,720
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	795	874
New Castle County DE GO	5.000%	7/15/18	1,770	1,819
New Castle County DE GO	5.000%	10/1/20	7,470	8,290
1 University of Delaware Revenue TOB VRDO	1.010%	11/7/17	9,170	9,170
				29,811
District of Columbia (0.3%)
2 District of Columbia Income Tax Revenue	1.220%	12/1/17	11,250	11,253
1 District of Columbia Income Tax Revenue TOB VRDO	0.940%	11/7/17	12,910	12,910
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	536
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	12,827
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,157
				45,683
Florida (3.5%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/18	425	431
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	787
Broward County FL Airport System Revenue	5.000%	10/1/18	700	725
1 Broward County FL Airport System Revenue TOB VRDO	0.960%	11/7/17 LOC	23,525	23,525
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,530
Broward County FL School Board COP	5.000%	7/1/19	2,430	2,579
Broward County FL School Board COP	5.000%	7/1/20	5,400	5,923
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	616
Cape Coral FL Utility Improvement Special Assessment Revenue	1.400%	9/1/18 (4)	745	746
Cape Coral FL Utility Improvement Special Assessment Revenue	1.650%	9/1/19 (4)	1,140	1,146
Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20 (4)	990	1,003
Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21 (4)	1,240	1,263
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,629
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,573
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/18	36,700	37,511
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/19	6,700	7,087
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	5,991
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.400%	12/1/17	6,500	6,500
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	17,095	18,117
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	8,135	8,621

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	13,160	14,449
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	827
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	856
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,717
Gainesville FL Utilities System Revenue VRDO	0.920%	11/7/17	34,100	34,100
Gainesville FL Utilities System Revenue VRDO	0.950%	11/7/17	16,845	16,845
Gainesville FL Utilities System Revenue VRDO	0.950%	11/7/17	51,335	51,335
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	2,000	2,032
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	500	508
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	868
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	263
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	325
Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,693
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,025
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,098
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.940%	11/7/17 LOC	8,100	8,100
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	815	897
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	827
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	765	878
Jacksonville FL Special Revenue	5.000%	10/1/18	500	518
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,359
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,767
Jacksonville FL Special Revenue	5.000%	10/1/20	760	841
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,072
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20	7,215	7,930
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,633
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.980%	11/7/17 LOC	4,350	4,350
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,169
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,108
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	1,967
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,152
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,727
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,250
1 Miami Beach FL Resort Tax Revenue TOB VRDO	0.970%	11/7/17	9,240	9,240
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	516
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,500	4,506
1 Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	0.950%	11/7/17 (12)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,432
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,545	3,649
1 Miami-Dade County FL School Board COP TOB VRDO	1.000%	11/7/17 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.060%	11/7/17	8,510	8,510
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/18 (4)	775	797
Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19 (4)	1,080	1,120
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,073
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,092
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,153
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/18	12,195	12,634
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	4,240	4,679
Orlando FL Utility Commission Utility System Revenue VRDO	0.920%	11/7/17	45,450	45,450
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/17	1,000	1,001
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	769
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,095
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,863
Pasco County FL School Board COP	1.290%	11/3/17 (2)	4,850	4,850
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	678
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	2,890
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/18	400	402
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/19	500	513
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,561
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,874
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,205
1 South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	0.950%	11/7/17	6,350	6,350
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/17	1,000	1,003
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,749
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	409
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	524
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	385
				528,656

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (2.7%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,020
Atlanta GA Airport Revenue	5.000%	1/1/18	500	503
1 Atlanta GA Airport Revenue TOB VRDO	1.000%	11/7/17 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.331%	11/1/18	56,750	57,009
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,541
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.700%	8/23/18	3,750	3,776
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.050%	11/19/21	2,050	2,047
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.800%	4/3/18	5,250	5,255
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.300%	5/3/18	11,500	11,483
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	5,500	5,486
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	4,500	4,489
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.350%	12/11/20	3,200	3,229
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.050%	11/19/21	1,625	1,622
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/18	750	769
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19	700	742
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	200	210
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21	505	562
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	829
Douglas County GA GO	5.000%	4/1/20	3,200	3,487
Douglas County GA GO	5.000%	4/1/21	1,500	1,683
Forsyth County GA GO	5.000%	3/1/18	3,580	3,627
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	640
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	742
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	3.000%	4/1/19	235	240
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/20	590	640
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19	500	511
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20	1,410	1,452
2 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project) PUT	1.870%	2/18/20	17,675	17,629
Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,438
Georgia GO	5.000%	2/1/19	1,140	1,196
Georgia GO	5.000%	10/1/19	3,765	4,044
Georgia GO	4.000%	11/1/19	1,040	1,099
Georgia GO	5.000%	1/1/20	21,000	22,737
Georgia GO	5.000%	2/1/20	22,710	24,654
Georgia GO	5.000%	2/1/20	32,070	34,816
Georgia GO	5.000%	12/1/20	1,740	1,939
Georgia GO	5.000%	7/1/21	4,640	5,256
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,408
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	1,836
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	1,000	1,074
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,350
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,882
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,595	2,749
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	7,283
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,118
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,471
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	3.000%	4/1/20	150	156
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,592
Gwinnett County GA School District GO	3.000%	8/1/19	24,225	25,028
Gwinnett County GA School District GO	4.000%	2/1/20	22,075	23,477
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21	350	390
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,000	1,049
Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company
Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,622
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,616
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,350	1,450
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,169

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,450	1,601
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	500	552
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,700
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.920%	11/7/17 LOC	31,905	31,905
Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20	6,165	6,830
				409,536
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	630	651
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,057
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	681
				2,389
Hawaii (0.8%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,624
Hawaii County HI GO	5.000%	9/1/18	1,395	1,441
Hawaii County HI GO	5.000%	9/1/19	3,625	3,878
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.370%	5/29/18	4,620	4,620
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.370%	5/29/18	2,390	2,390
Hawaii GO	5.000%	10/1/18	15,000	15,537
Hawaii GO	5.000%	10/1/19	4,000	4,292
Hawaii GO	5.000%	4/1/20	10,000	10,896
Hawaii GO	5.000%	10/1/20	2,750	3,043
Hawaii GO	4.000%	5/1/21	8,090	8,829
Hawaii GO	5.000%	4/1/22	5,500	6,334
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,623
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,540
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,880
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,232
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,144
2 Honolulu HI City & County GO PUT	1.220%	9/1/20	5,500	5,500
2 Honolulu HI City & County GO PUT	1.220%	9/1/20	7,000	7,000
2 Honolulu HI City & County GO PUT	1.230%	9/1/20	7,500	7,501
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	5,750	5,750
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	5,000	5,000
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	7,500	7,501
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	6,250	6,250
				118,805
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	7,741
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	6,983
				14,724
Illinois (5.8%)
Chicago IL Board of Education GO	5.000%	12/1/17 (2)	4,020	4,028
Chicago IL Board of Education GO	5.000%	12/1/17 (ETM)	395	396
Chicago IL Board of Education GO	5.000%	12/1/17	1,540	1,542
Chicago IL Board of Education GO	5.000%	12/1/17 (4)(ETM)	3,000	3,010
Chicago IL Board of Education GO	5.000%	12/1/18	790	804
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	256
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	250	259
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	100	105
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,601
Chicago IL Board of Education GO	9.000%	3/1/35	6,250	6,280
2 Chicago IL Board of Education GO PUT	9.000%	3/1/32	8,960	9,009
Chicago IL GO	5.000%	1/1/20	150	158
Chicago IL GO	5.000%	1/1/21	785	843
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	5,000	5,016
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	4,000	4,012
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,197
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,611
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,309
Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21	3,980	4,391
Chicago IL Park District GO	4.000%	1/1/18	500	502
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/18	600	603
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,026
Chicago IL Transit Authority Capital Grant Receipts Revenue	2.000%	6/1/18	200	201
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,299
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,358
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,110
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,845	2,052

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,095	3,499
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,837
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.020%	11/7/17	25,500	25,500
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.020%	11/7/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	2,075	2,160
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,000	1,041
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,072
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,072
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,072
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,279
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,251
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,624
Chicago IL Water Revenue	5.000%	11/1/18	675	700
1 Chicago IL Water Revenue TOB VRDO	1.100%	11/7/17	5,250	5,250
1 Chicago IL Water Revenue TOB VRDO	1.100%	11/7/17	7,500	7,500
Chicago IL Waterworks Revenue	5.000%	11/1/17	1,635	1,635
Chicago IL Waterworks Revenue	5.000%	11/1/18	1,155	1,198
Chicago IL Waterworks Revenue	4.000%	11/1/19	1,205	1,262
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,729
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,862
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,125	1,257
Cook County IL GO	5.000%	11/15/19	210	223
1 Cook County IL GO TOB VRDO	1.020%	11/7/17 LOC	7,500	7,500
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,620	1,669
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,510
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,663
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,814
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,961
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra) VRDO	0.950%	11/7/17 LOC	5,600	5,600
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,025
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.220%	5/29/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,500	5,793
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	735	795
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.940%	11/7/17	19,065	19,065
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	3,018
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.040%	11/7/17 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	240
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.940%	11/7/17	13,125	13,125
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,035	1,055
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	1,635	1,685
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/18	155	158
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19	200	208
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20	260	277
Illinois Finance Authority Revenue (Ingalls Health System Obligated Group) VRDO	0.940%	11/7/17 LOC	40,150	40,150
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,058
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,121
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.960%	11/7/17	18,150	18,150
Illinois Finance Authority Revenue (Presbyterian Homes)	3.000%	11/1/17	800	800
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	566
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,053
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	2,061
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.215%	5/1/21	2,500	2,515
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20	6,575	7,009
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,328
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/17	1,000	1,001
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	780
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	536
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	3.000%	3/1/18	150	151
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	1,008
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/18	685	700
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/19	500	524
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20	600	642
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,445	6,466
Illinois GO	5.000%	11/1/17	8,220	8,220
Illinois GO	5.000%	1/1/18	1,000	1,006
Illinois GO	5.000%	1/1/18	2,770	2,785
Illinois GO	4.000%	2/1/18	4,450	4,476
Illinois GO	5.000%	2/1/18	16,045	16,179
Illinois GO	5.000%	4/1/18	2,875	2,915
Illinois GO	5.000%	5/1/18	8,250	8,388

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	8/1/18	29,840	30,585
4 Illinois GO	5.000%	11/1/18	50,000	51,627
Illinois GO	5.000%	1/1/19	6,655	6,901
Illinois GO	5.000%	1/1/19	700	726
Illinois GO	4.000%	2/1/19	8,050	8,268
Illinois GO	5.000%	2/1/19	1,620	1,684
Illinois GO	5.000%	2/1/19	14,660	15,237
Illinois GO	5.000%	4/1/19	3,375	3,525
Illinois GO	5.000%	4/1/19	2,500	2,611
Illinois GO	5.000%	5/1/19	12,000	12,563
Illinois GO	5.000%	7/1/19	5,220	5,490
Illinois GO	5.000%	8/1/19	15,000	15,814
Illinois GO	5.250%	1/1/20	1,305	1,376
Illinois GO	5.000%	2/1/20	730	767
Illinois GO	5.000%	2/1/20	4,850	5,097
Illinois GO	5.000%	8/1/20	1,260	1,336
Illinois GO	4.000%	9/1/20	1,830	1,894
4 Illinois GO	5.000%	11/1/20	53,920	57,400
Illinois GO	5.250%	1/1/21	1,155	1,235
Illinois GO	5.000%	3/1/21	1,000	1,064
Illinois GO	5.000%	4/1/21	3,390	3,613
Illinois GO	5.000%	7/1/21	8,260	8,832
4 Illinois GO	5.000%	11/1/21	40,000	42,918
Illinois GO	5.000%	1/1/22	100	104
Illinois GO	5.000%	4/1/22	1,650	1,775
Illinois GO	5.000%	7/1/22	4,385	4,728
Illinois GO	5.000%	8/1/22	3,500	3,777
4 Illinois GO	5.000%	11/1/22	14,100	15,240
Illinois Housing Development Authority Multi-Family Housing Revenue (J. Michael Fitzgerald
Apartments Project) PUT	0.900%	1/1/18	5,125	5,124
Illinois Regional Transportation Authority Revenue PUT	1.150%	11/3/17	30,860	30,860
1 Illinois Sales Tax Revenue TOB VRDO	1.280%	11/7/17 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/19 (2)	385	370
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,475	1,376
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	2,500	2,508
Illinois Toll Highway Authority Revenue VRDO	0.930%	11/7/17	59,900	59,900
Illinois Toll Highway Authority Revenue VRDO	0.950%	11/7/17 LOC	17,700	17,700
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.950%	11/7/17 LOC	25,000	25,000
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.980%	11/7/17	10,360	10,360
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/20	3,495	3,756
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/18	1,000	1,040
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19	1,340	1,437
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20	1,000	1,101
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,917
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	510
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,159
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20	8,730	9,179
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21	7,820	8,377
1 Will County IL GO TOB VRDO	0.980%	11/7/17	10,125	10,125
				884,216
Indiana (0.7%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/18	250	257
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19	200	213
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20	350	384
Ball State University Student Fee Indiana Revenue	4.000%	7/1/19	1,000	1,046
Ball State University Student Fee Indiana Revenue	5.000%	7/1/20	500	549
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	1/15/18	400	403
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	7/15/18	500	510
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	785
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,065
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,083
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	885
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.050%	12/1/17	3,750	3,750
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,195	11,353
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,543
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19	700	753
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20	600	666
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21	500	567

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22	750	869
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,429
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,912
Indiana Finance Authority Revenue	5.000%	2/1/19	815	855
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,020
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/18	150	152
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/19	250	256
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20	500	534
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	424
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.150%	12/1/17	2,530	2,530
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,100	2,087
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,760	2,757
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,370	3,360
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,215	4,203
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,585	4,573
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,610	4,598
Indiana Housing & Community Development Authority Revenue (Edgewood Group Apartment
Project) PUT	1.150%	3/1/18	5,425	5,425
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.040%	11/7/17	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,062
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	1,969
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,041
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,504
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,013
				101,320
Iowa (0.5%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,611
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,144
Iowa Finance Authority Revenue	5.000%	8/1/22	1,135	1,246
Iowa Finance Authority Revenue	5.000%	8/1/22	4,790	5,428
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,308
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,829
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,755
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22	3,465	3,785
Polk County IA GO	4.000%	6/1/20	11,585	12,413
Polk County IA GO	4.000%	6/1/21	12,135	13,291
				72,810
Kansas (0.2%)
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/17	125	125
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	254
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	258
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	366
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	527
Johnson County KS Unified School District No. 233 GO	2.000%	9/1/18	1,250	1,259
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20	1,330	1,465
2 Kansas Department of Transportation Highway Revenue	1.148%	9/1/18	3,500	3,499
Kansas Department of Transportation Highway Revenue	5.000%	9/1/18	1,000	1,033
2 Kansas Department of Transportation Highway Revenue	1.228%	9/1/19	3,000	3,004
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,461
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/18	2,525	2,574
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,156
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,412
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,300
Wichita KS GO	1.100%	10/13/18	3,720	3,721
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	535
				27,949
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/18	325	327
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,155
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20	400	418
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,807
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/18	1,280	1,305
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,808
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,000	1,091
Kentucky Economic Development Finance Authority Solid Waste Revenue (Republic Services Inc.
Project) PUT	1.000%	12/1/17	2,500	2,500
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,543
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	2,790
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,711

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	14,108
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,840
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	10,985	11,997
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	6,600	6,613
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,507
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,812
Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	25,000	25,023
				88,355
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	19,985
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.900%	11/1/17	22,550	22,550
East Baton Rouge Parish LA Sales Tax Revenue VRDO	0.960%	11/7/17 LOC	40,470	40,470
2 East Baton Rouge Parish LA Sewer Commission Revenue PUT	1.365%	8/1/18	23,475	23,475
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	585
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,680
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,675
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	5,000	5,109
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	11,250
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.335%	5/1/18	13,500	13,491
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.414%	5/1/18	15,625	15,620
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/20 (15)	1,665	1,831
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,925	2,176
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,045	1,176
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,275	2,624
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,145	2,461
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,493
1 Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project) TOB VRDO	1.040%	11/7/17 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	303
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	312
New Orleans LA GO	4.000%	12/1/18	700	720
New Orleans LA GO	4.000%	12/1/19	775	817
New Orleans LA Water Revenue	5.000%	12/1/17	290	291
New Orleans LA Water Revenue	5.000%	12/1/18	500	520
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,186
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,740	2,880
				189,680
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	3,942
Maine GO	4.250%	6/1/19	1,015	1,064
				5,006
Maryland (5.4%)
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,033
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,628
Anne Arundel County MD GO	5.000%	4/1/18	980	996
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,633
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,075
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,449
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,400
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,884
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,562
Baltimore County MD GO	5.000%	2/1/19	2,800	2,936
Baltimore County MD GO	5.000%	3/1/21	3,500	3,927
Baltimore County MD GO	5.000%	3/1/21	5,300	5,946
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	5,088
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	4,185
Frederick County MD GO	5.000%	8/1/18	2,800	2,883
Frederick County MD GO	5.000%	8/1/19	2,945	3,143
Frederick County MD GO	5.000%	8/1/20	2,145	2,365
Frederick County MD GO	5.000%	2/1/21	2,000	2,240
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,320
Howard County MD GO	5.000%	8/15/19	1,375	1,470
Howard County MD GO	5.000%	2/15/20	1,000	1,087

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Howard County MD GO	5.000%	2/15/20	2,880	3,131
Howard County MD GO	5.000%	2/15/21	10,825	12,139
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	16,729
Maryland Department of Transportation Revenue	5.000%	12/15/19	17,875	19,315
Maryland Department of Transportation Revenue	4.000%	5/15/20	2,355	2,518
Maryland Department of Transportation Revenue	4.000%	9/1/21	20,665	22,686
Maryland Department of Transportation Revenue	5.000%	9/1/21	13,990	15,878
Maryland Department of Transportation Revenue	5.000%	9/1/23	17,125	20,312
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,980
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/18 (4)	810	823
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	704
Maryland GO	5.000%	3/1/18	3,395	3,440
Maryland GO	5.000%	3/1/19	3,420	3,595
Maryland GO	5.000%	3/1/19	10,000	10,511
Maryland GO	5.000%	3/15/19	1,090	1,147
Maryland GO	5.000%	6/1/19	18,490	19,605
Maryland GO	4.500%	8/1/19	1,400	1,481
Maryland GO	5.000%	8/1/19	5,000	5,332
Maryland GO	5.000%	11/1/19	7,855	8,458
Maryland GO	5.000%	3/1/20	12,450	13,549
Maryland GO	5.000%	6/1/20	50,410	55,290
Maryland GO	5.000%	8/1/20	77,530	85,467
Maryland GO	5.000%	8/1/20	2,135	2,354
3 Maryland GO	5.250%	8/1/20	29,620	32,852
Maryland GO	5.000%	6/1/21	12,000	13,562
Maryland GO	5.000%	8/1/21	20,000	22,705
Maryland GO	5.000%	8/1/21	15,000	17,029
Maryland GO	5.000%	8/1/21	15,235	17,296
Maryland GO	5.000%	8/1/23	20,000	23,731
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	800
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,093
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,026
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.408%	5/15/18	4,650	4,650
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.428%	5/15/18	9,625	9,626
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,060
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,775
1 Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)
TOB VRDO	0.950%	11/7/17	LOC	13,000
13,000
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	949
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,737
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	700	764
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,084
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland
Health System)	5.000%	7/1/18	6,195	6,338
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	11,114
Montgomery County MD GO	5.000%	7/1/19	5,010	5,331
Montgomery County MD GO	5.000%	7/1/19	12,820	13,642
Montgomery County MD GO	5.000%	8/1/19	1,570	1,676
Montgomery County MD GO	5.000%	12/1/19	15,800	17,057
Montgomery County MD GO	5.000%	12/1/19	14,950	16,139
Montgomery County MD GO	5.000%	11/1/20	5,900	6,556
Montgomery County MD GO	5.000%	12/1/20	16,380	18,251
Montgomery County MD GO	5.000%	12/1/21	12,970	14,854
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,350
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,416
Prince Georges County MD GO	5.000%	3/1/20	2,200	2,395
Prince Georges County MD GO	5.000%	9/15/20	1,720	1,904
Prince Georges County MD GO	5.000%	7/15/21	9,500	10,778
Prince Georges County MD GO	5.000%	9/15/21	12,235	13,943

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Prince Georges County MD GO	5.000%	7/15/23	12,500	14,845
4	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/18	140	145
4	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/19	400	425
4	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20	200	218
4	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21	500	554
4	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22	300	337
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,800	5,063
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20	4,040	4,404
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/19	4,285	4,549
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	13,793
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	7,290	7,457
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,000	2,046
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	7,707
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	8,052
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,550	2,797
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	5,288
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19	1,640	1,745
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,895
					819,497
Massachusetts (2.9%)
	Boston MA GO	5.000%	2/1/18	7,965	8,045
	Boston MA GO	5.000%	8/1/18	4,045	4,166
[1,2] Eaton Vance Massachusetts Municipal Bond Fund		1.920%	7/1/19	6,475	6,475
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	1,000	1,028
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	9,500	10,106
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.220%	5/29/18	29,195	29,195
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,465
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	2,550	2,608
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,688
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	5,000	5,509
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	1,610	1,788
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,700	4,202
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.470%	1/30/18	8,700	8,704
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.400%	1/29/20	5,500	5,491
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,010
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	832
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	637
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	500	545
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	750	837
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	440	502
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	512
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,553
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,745
2	Massachusetts GO	1.350%	1/1/18	9,100	9,100
	Massachusetts GO	2.000%	6/25/18	77,515	77,968
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,307
[1,2] Massachusetts GO		1.470%	2/1/19	62,500	62,901
2	Massachusetts GO	1.520%	2/1/20	1,250	1,257
	Massachusetts GO	5.000%	11/1/21	39,980	45,590
	Massachusetts GO PUT	1.050%	7/1/20	31,500	31,361
	Massachusetts GO PUT	1.700%	8/1/22	10,000	9,986
	Massachusetts GO VRDO	0.930%	11/7/17	39,800	39,800
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,999
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,218
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.000%	11/3/17 (4)	505	505
1	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
	TOB VRDO	0.920%	11/1/17	5,400	5,400
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial
	Medical Center)	5.000%	7/1/20	1,500	1,623
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,750
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	2,000	1,998
	Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,346
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	820
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	225	238
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,072
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.950%	11/7/17 LOC	6,200	6,200
	Massachusetts Water Resources Authority Revenue VRDO	0.930%	11/7/17	14,695	14,695
	University of Massachusetts Building Authority Revenue PUT	1.220%	5/29/18	9,290	9,290
					438,067

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (1.9%)
1 Detroit MI City School District GO TOB VRDO	1.100%	11/7/17 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.780%	11/7/17 (18)	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/18	335	342
East Lansing MI School District GO	5.000%	5/1/19	450	476
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,302
1 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.120%	11/7/17 (4)	6,235	6,235
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,559
Lansing MI School District GO	4.000%	5/1/18	1,395	1,414
Lansing MI School District GO	5.000%	5/1/19	765	807
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,160
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,091
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	866
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,483
Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,799
Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,241
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,759
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,174
Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	24,399
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,077
Michigan Finance Authority Revenue	5.000%	4/1/21	7,250	7,959
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,532
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,000	3,143
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,336
1 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.120%	11/7/17	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,023
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,143
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,631
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,176
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,021
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,704
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	845
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	326
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	350	350
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	771
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,802
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,153
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	260
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	500	539
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,543
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	22,997
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,739
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,451
Michigan GO	5.000%	12/1/17	2,715	2,724
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	360
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,635
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,071
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,766
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,559
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,910	2,904
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,045
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,563
Michigan Housing Development Authority Revenue	1.450%	4/1/20	3,750	3,748
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	4.000%	3/1/18	500	505
Michigan Trunk Line Revenue	5.000%	11/15/17	4,500	4,507
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,225
Portage MI Public Schools GO	5.000%	5/1/19	525	555
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,572
Portage MI Public Schools GO	5.000%	11/1/20	750	829
Rockford MI Public Schools GO	3.000%	5/1/18	845	853
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,415
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,020
1 Saginaw Valley State University Michigan Revenue TOB VRDO	1.040%	11/7/17 (4)(Prere.)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,644
University of Michigan Revenue	5.000%	4/1/19	2,215	2,337
University of Michigan Revenue	5.000%	4/1/20	1,750	1,909
University of Michigan Revenue	5.000%	4/1/20	1,500	1,636
University of Michigan Revenue	5.000%	4/1/21	1,500	1,686
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	404

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	796
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	581
1 Wayne State University Michigan Revenue TOB VRDO	1.070%	11/7/17	2,500	2,500
				280,127
Minnesota (1.4%)
Hennepin County MN GO	5.000%	12/15/17 (ETM)	4,355	4,376
Hennepin County MN GO	5.000%	12/1/18	4,605	4,800
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	530
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	593
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/19	300	310
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20	350	371
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	136
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/18	3,130	3,171
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/19	3,230	3,396
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/19	4,485	4,714
Minneapolis MN GO	2.000%	12/1/18	12,800	12,929
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	772
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	806
Minnesota GO	5.000%	8/1/18	3,295	3,392
Minnesota GO	5.000%	8/1/19	12,920	13,778
Minnesota GO	5.000%	8/1/19	5,940	6,334
Minnesota GO	5.000%	8/1/19	2,275	2,426
Minnesota GO	5.000%	8/1/20	10,000	11,018
Minnesota GO	5.000%	8/1/20	10,750	11,844
Minnesota GO	5.000%	8/1/20	32,940	36,293
Minnesota GO	5.000%	8/1/20	13,070	14,401
Minnesota GO	4.000%	10/1/22	7,375	8,249
Minnesota GO	5.000%	10/1/22	19,625	22,877
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	7,860	7,964
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	8,665	9,430
Minnesota Public Facilities Authority Water Pollution Control Revenue	5.000%	3/1/19	5,700	5,994
Northern Minnesota Municipal Power Agency Electric System Revenue	4.000%	1/1/19	900	929
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/20	825	890
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,775
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	588	668
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	909
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	588
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/20	400	431
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/21	500	567
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/22	370	428
University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,750	1,823
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,362
				205,274
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,314
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,078
Jackson MS Public School District GO	5.000%	4/1/18	500	508
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,747
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,625
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.910%	11/1/17	4,650	4,650
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.920%	11/7/17	24,900	24,900
2 Mississippi GO PUT	1.157%	9/1/20	4,000	3,998
2 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.220%	8/15/20	7,850	7,870
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
Obligated Group) PUT	1.550%	1/9/18	1,550	1,549
				49,239
Missouri (1.2%)
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/18	250	253
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/19	400	405
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/20	400	404

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
	Redevelopment)	3.000%	11/1/21	350	352
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
	(Southeast Health)	5.000%	3/1/20	735	785
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
	(Southeast Health)	5.000%	3/1/21	365	397
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	5,000	5,377
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,006
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/18	425	430
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	675
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,173
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	957
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,944
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,687
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,199
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,386
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/18	3,675	3,733
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,106
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	2,883
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	1,000	1,046
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,000	1,083
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21	2,880	3,266
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.920%	11/7/17	19,700	19,700
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.920%	11/7/17	22,000	22,000
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.920%	11/7/17	33,900	33,900
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20	1,440	1,596
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,000	1,057
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	1,145	1,251
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/18	2,400	2,415
[1,2] North Kansas City MO School District GO TOB PUT		0.970%	11/2/17	17,730	17,730
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	16,859
	St. Louis County MO Rockwood School District GO	4.000%	2/1/20	12,775	13,583
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,291
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,075
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,101
					174,105
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	4.000%	2/15/18	1,600	1,612
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/19	890	931
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,889
	Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/18	1,875	1,887
					6,319
Multiple States (1.9%)
[1,2] Eaton Vance Municipal Bond Fund II		1.970%	7/1/19	8,850	8,850
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.940%	11/7/17 LOC	27,260	27,260
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.050%	11/7/17 LOC	109,000	109,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.020%	11/7/17 LOC	75,800	75,800
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.010%	11/7/17 LOC	66,000	66,000
					286,910
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	37,000	39,729
	Douglas County NE GO	4.000%	12/15/18	2,500	2,582
	Douglas County NE GO	5.000%	12/15/19	2,605	2,811
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
	Health System)	3.000%	11/1/17	700	700
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
	Health System)	4.000%	11/1/18	925	947
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,180	5,181
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
	Center Project)	4.000%	11/1/17	500	500
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.920%	11/7/17	21,790	21,790
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	4,814
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,698
	University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,839
	University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,506
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,243

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/18	1,070	1,087
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19	1,110	1,158
					93,585
Nevada (0.7%)
	Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.960%	11/7/17 LOC	29,955	29,955
	Clark County NV School District GO	5.000%	6/15/20	48,275	52,899
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,740
	Nevada GO	5.000%	4/1/19	16,405	17,288
					101,882
New Hampshire (0.1%)
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/18	450	463
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19	600	636
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20	1,265	1,374
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.950%	11/7/17	15,645	15,645
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	Medical Center)	3.000%	10/1/19	1,230	1,262
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,211
					21,591
New Jersey (4.2%)
	Atlantic City NJ GO	4.000%	3/1/19 (4)	250	258
	Atlantic City NJ GO	5.000%	3/1/20 (4)	200	215
	Atlantic City NJ GO	5.000%	3/1/21 (4)	650	715
	Atlantic City NJ GO	5.000%	3/1/22 (4)	500	561
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,803
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,200	3,338
[1,2] Eaton Vance New Jersey Municipal Bond Fund II		1.920%	7/1/19	8,700	8,700
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,245
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,263
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22 (4)	1,700	1,961
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,358
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,869
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,114
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	14,581
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	52,361
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	1,000	1,047
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,865	6,412
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	2,000	2,212
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	833
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,301
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,419
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.070%	11/7/17	4,200	4,200
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	281
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	365	377
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	163
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	10	11
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.950%	11/7/17 LOC	18,310	18,310
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.970%	11/7/17 LOC	9,805	9,805
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	0.890%	11/7/17	15,300	15,300
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	2,000	2,203
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	1,345	1,481
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	1,000	1,135
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	265	296
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,659
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,450
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	113
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,275
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.000%	7/1/18	1,300	1,309
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19	1,200	1,237
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,046
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	765
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,090
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,061
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.830%	11/1/17 LOC	5,000	5,000
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.890%	11/7/17 LOC	10,000	10,000
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.120%	11/7/17	5,000	5,000

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,100
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,996
1	New Jersey TRAN TOB VRDO	0.950%	11/7/17 LOC	50,000	50,000
	New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	16,802
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	39,050	40,894
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	45,680
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	28,005
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	18,860	19,278
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,118
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.750%	6/15/18	7,140	7,313
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.920%	12/15/19	35,000	34,833
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	13,425	13,483
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,248
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19	850	886
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,220
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.970%	11/7/17 LOC	15,350	15,350
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.190%	11/7/17	10,850	10,850
2	New Jersey Turnpike Authority Revenue	1.208%	1/1/21	2,500	2,501
2	New Jersey Turnpike Authority Revenue	1.348%	1/1/22	3,495	3,492
2	New Jersey Turnpike Authority Revenue	1.348%	1/1/22	4,535	4,536
2	New Jersey Turnpike Authority Revenue PUT	1.328%	1/1/21	22,065	22,139
2	New Jersey Turnpike Authority Revenue PUT	1.618%	1/1/23	10,000	10,002
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.970%	11/7/17 LOC	7,730	7,730
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.020%	11/7/17 (4)	6,500	6,500
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.070%	11/7/17 LOC	11,135	11,135
	Woodbridge Township NJ BAN	2.000%	8/17/18	36,900	37,148
	Woodbridge Township NJ BAN	2.500%	8/17/18	12,845	12,982
					635,354
New Mexico (0.8%)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,850	2,037
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,358
	New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22	3,395	3,773
	New Mexico GO	5.000%	3/1/22	14,365	16,543
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.398%	2/1/18	5,010	5,009
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.448%	8/1/18	5,200	5,201
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.478%	2/1/19	200	200
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.498%	8/1/19	1,000	1,001
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.578%	8/1/19	56,570	56,692
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	5,325	5,637
	New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	16,560
	New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,962
					122,973
New York (14.3%)
1	Battery Park City Authority New York Revenue TOB VRDO	0.960%	11/1/17 LOC	19,700	19,700
	Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,004
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	2.000%	11/1/17	500	500
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	4.000%	11/1/18	580	593
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/19	325	347
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20	650	711
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21	500	559
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	548
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,036
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	725
[1,2] Eaton Vance New York Municipal Bond Fund II		1.770%	7/1/19	5,750	5,750
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.970%	11/7/17 LOC	6,065	6,065
2	Long Island NY Power Authority Electric System Revenue PUT	1.745%	11/1/18	17,000	17,043
	Maine-Endwell NY Central School District BAN	3.000%	6/29/18	16,265	16,438
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
	Modernization Project)	5.000%	5/1/18	2,000	2,039
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic
	Health Services)	5.000%	7/1/19	1,305	1,379
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
	Island Obligated Group Project)	4.000%	7/1/18	800	814
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
	Island Obligated Group Project)	4.000%	7/1/19	375	390
	New York City NY GO	1.040%	11/3/17 (4)	4,450	4,450
	New York City NY GO	1.090%	11/3/17 (12)	500	500
	New York City NY GO	1.000%	11/6/17 (4)	3,900	3,900
	New York City NY GO	1.140%	11/6/17 (12)	34,500	34,500

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	1.090%	11/8/17 (4)	18,550	18,550
New York City NY GO	1.070%	11/9/17 (4)	36,600	36,600
New York City NY GO	5.000%	8/1/18	3,250	3,345
New York City NY GO	5.000%	8/1/19	15,425	16,441
New York City NY GO	5.000%	8/1/19	6,190	6,598
New York City NY GO	5.000%	8/1/21	12,180	13,765
New York City NY GO	5.000%	8/1/21	1,095	1,238
New York City NY GO	5.000%	8/1/22	4,965	5,615
New York City NY GO VRDO	0.910%	11/1/17	8,400	8,400
New York City NY GO VRDO	0.920%	11/1/17	15,500	15,500
New York City NY GO VRDO	0.930%	11/1/17	6,000	6,000
New York City NY GO VRDO	0.930%	11/1/17 LOC	7,100	7,100
New York City NY GO VRDO	0.920%	11/7/17 LOC	15,050	15,050
New York City NY GO VRDO	0.940%	11/7/17 LOC	20,050	20,050
New York City NY GO VRDO	0.940%	11/7/17 LOC	23,575	23,575
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	4,040	4,040
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,011
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,502
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,093
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,006
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,692
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21	5,000	5,037
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,873
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.950%	11/7/17 LOC	5,350	5,350
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.920%	11/7/17 LOC	35,580	35,580
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.920%	11/7/17 LOC	10,525	10,525
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.910%	11/7/17 LOC	38,200	38,200
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,496
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,755
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,988
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,115
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.940%	11/7/17	36,940	36,940
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	5,900	5,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.920%	11/1/17	3,500	3,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.930%	11/7/17	59,590	59,590
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.970%	11/7/17	15,210	15,210
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	12,005	12,005
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	9,000	9,000
New York City NY Transitional Finance Authority Future Tax Revenue	1.140%	11/3/17 (4)	62,050	62,050
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	18,700	20,114
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,110	2,270
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,825	7,574
1 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.220%	11/7/17	5,000	5,000
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.940%	11/7/17	27,435	27,435
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.970%	11/7/17	37,805	37,805
2 New York Metropolitan Transportation Authority Revenue	1.658%	11/1/17	2,950	2,950
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,192
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,500	7,511
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,218
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	3,641
New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19	75,000	78,101
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/21	3,245	3,568
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	6,000	6,832
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.290%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.370%	11/1/19	2,875	2,879
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.500%	11/1/19	21,000	21,069
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,202
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.970%	11/7/17	11,250	11,250
New York Metropolitan Transportation Authority Revenue BAN	4.000%	2/15/19	30,370	31,437
New York Metropolitan Transportation Authority Revenue BAN	4.000%	5/15/19	6,750	7,029
2 New York Metropolitan Transportation Authority Revenue PUT	1.280%	11/15/17	49,600	49,594
2 New York Metropolitan Transportation Authority Revenue PUT	1.452%	5/15/18 (4)	10,750	10,753

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	New York Metropolitan Transportation Authority Revenue PUT	1.128%	11/1/19	12,795	12,768
2	New York Metropolitan Transportation Authority Revenue PUT	1.527%	2/1/20	9,500	9,548
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	69,000	74,650
2	New York Metropolitan Transportation Authority Revenue PUT	1.422%	4/6/20 (4)	6,500	6,539
2	New York Metropolitan Transportation Authority Revenue PUT	1.500%	6/1/20	87,500	87,801
[2,4] New York Metropolitan Transportation Authority Revenue PUT		0.000%	11/15/22	10,000	9,995
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.970%	11/7/17	5,300	5,300
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.970%	11/7/17	12,500	12,500
	New York Metropolitan Transportation Authority Revenue VRDO	0.920%	11/7/17 LOC	17,870	17,870
	New York NY GO	5.000%	8/1/19	16,000	17,054
	New York NY GO	5.000%	8/1/20	15,000	16,497
	New York NY GO	5.000%	8/1/21	31,040	35,080
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,593
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,248
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.930%	11/7/17 LOC	7,200	7,200
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,025
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,548
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/17	6,200	6,212
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/18	1,300	1,327
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19	1,500	1,558
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,049
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	17,012
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,120	10,617
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	10,363
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	4,750	5,174
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	8,125	9,100
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,805	14,342
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	50,000	57,462
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	10,000	11,733
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.940%	11/7/17 (Prere.)	565	565
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,036
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,236
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	384
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	649
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	644
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	31,555	33,201
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	6/15/20	15,085	16,571
	New York State Housing Finance Agency Affordable Housing Revenue	0.900%	11/1/17	3,000	3,000
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,901
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,501
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	90	90
4	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,950	2,938
4	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,570	3,560
	New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21	14,210	14,277
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	5,000	5,000
	New York State Housing Finance Agency Housing Revenue	1.375%	11/1/19	2,000	1,997
	New York State Housing Finance Agency Housing Revenue	1.600%	5/1/21	3,900	3,890
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	8,500	8,459
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21	9,005	9,001
	New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	0.920%	11/7/17 LOC	55,400	55,400
	New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.910%	11/7/17 LOC	37,000	37,000
	New York State Housing Finance Agency Housing Revenue (625 W 57th St) VRDO	0.930%	11/7/17 LOC	21,495	21,495
	New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.950%	11/7/17 LOC	26,900	26,900
	New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	0.920%	11/7/17 LOC	12,695	12,695
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.920%	11/7/17 LOC	52,300	52,300
	New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	846
	New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
	New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,488
	New York State Housing Finance Agency Revenue (Clinton Park) VRDO	0.940%	11/7/17 LOC	2,920	2,920
	New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.920%	11/7/17 LOC	5,475	5,475
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	2,365	2,404
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,510
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	44,229
1	New York State Thruway Authority Revenue TOB VRDO	0.950%	11/7/17	13,000	13,000
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,103
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	21,549
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	13,200	14,819

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,573
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.920%	11/7/17	6,265	6,265
North Syracuse NY Central School District Revenue	2.250%	6/28/18	5,000	5,030
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.000%	11/7/17 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.020%	11/7/17 LOC	23,500	23,500
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	521
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.930%	11/7/17	3,200	3,200
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.940%	11/7/17	7,335	7,335
Ravena Coeymans Selkirk NY Central School District BAN	2.500%	8/17/18	6,120	6,176
Tobacco Settlement Financing Corp. New York Revenue	3.000%	6/1/18	9,625	9,705
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/18	1,000	1,021
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19	6,000	6,229
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,598
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	5,000	5,417
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,084
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,917
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,000	1,130
2 Triborough Bridge & Tunnel Authority New York Revenue	1.270%	1/1/18 (4)	5,000	5,000
2 Triborough Bridge & Tunnel Authority New York Revenue	1.360%	1/1/19 (4)	1,800	1,802
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.228%	2/1/19	10,350	10,346
Westchester County NY GO	5.000%	1/1/19	500	523
Westchester County NY GO	5.000%	1/1/20	3,350	3,630
Westchester County NY GO	5.000%	1/1/21	1,550	1,734
				2,164,630
North Carolina (1.7%)
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/19	2,750	2,934
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,345	3,688
Charlotte NC GO	5.000%	12/1/17	5,335	5,352
Charlotte NC GO	3.000%	7/1/18	3,015	3,055
Charlotte NC GO	5.000%	7/1/18	5,000	5,132
Charlotte NC GO	5.000%	12/1/18	4,000	4,170
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,458
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,550
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/18	4,105	4,129
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/19	3,575	3,733
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.950%	11/7/17	10,805	10,805
East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,782
East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	4,048
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/19	3,500	3,680
Guilford County NC GO	4.000%	2/1/20	3,360	3,573
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.980%	11/7/17 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.980%	11/7/17 (4)	9,635	9,635
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,120
Mecklenburg County NC GO	5.000%	12/1/18	4,780	4,985
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,271
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,519
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20	1,000	1,105
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	1,000	1,133
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.000%	12/1/17	23,750	23,749
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,346
North Carolina GO	5.000%	3/1/18	4,770	4,831
North Carolina GO	5.000%	3/1/19	3,865	4,065
North Carolina GO	5.000%	5/1/19	6,835	7,231
North Carolina GO	5.000%	5/1/19	1,525	1,613
North Carolina GO	5.000%	6/1/19	6,145	6,519
North Carolina GO	5.000%	5/1/20	1,035	1,133
North Carolina GO	5.000%	5/1/20	2,300	2,517
North Carolina GO	5.000%	6/1/20	2,840	3,116
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	3,910
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.950%	11/7/17	23,830	23,830
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.270%	5/29/18	12,145	12,145
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	508

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	718
	North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	698
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	772
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	564
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,756
[1,2] Raleigh NC Combined Enterprise System Revenue TOB PUT		0.970%	11/2/17	8,230	8,230
	Raleigh NC Combined Enterprise System Revenue VRDO	0.930%	11/7/17	20,805	20,805
	Wake County NC GO	5.000%	5/1/18	1,050	1,071
	Wake County NC GO	5.000%	3/1/19	22,555	23,719
	Wake County NC GO	5.000%	3/1/21	1,645	1,847
	Wake County NC GO	5.000%	3/1/21	2,395	2,689
	Wake County NC GO	5.000%	4/1/21	2,400	2,701
					253,860
North Dakota (0.1%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/18	350	363
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/19	150	161
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20	750	824
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,122
1	North Dakota Public Finance Authority Revenue TOB VRDO	1.010%	11/7/17	5,095	5,095
					7,565
Ohio (2.2%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
	Obligated Group)	5.000%	11/15/17	1,000	1,001
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
	Obligated Group)	5.000%	11/15/20	1,460	1,592
	Akron OH Income Tax Revenue	2.500%	12/13/17	11,000	11,015
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/17	2,875	2,884
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,193
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,713
	American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,595	1,614
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,497
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,135	2,161
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	25,393
1	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.940%	11/7/17 (12)(Prere.)	10,495	10,495
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20	275	296
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21	285	310
	Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,529
	Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	150
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21	925	1,041
	Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	342
	Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	427
	Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	463
	Columbus OH GO	5.000%	8/15/18	1,250	1,289
	Columbus OH GO	4.000%	4/1/22	16,680	18,515
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
	VRDO	0.940%	11/7/17 LOC	9,565	9,565
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	3.000%	12/1/17	470	471
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,041
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,020
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.930%	11/7/17	4,985	4,985
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.920%	11/7/17	17,125	17,125
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.940%	11/7/17	26,625	26,625
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/18	280	281
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/19	560	574
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20	575	600
	Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	529
1	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	0.980%	11/7/17 LOC	11,395	11,395
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,546
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	3,020
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,236
1	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.970%	11/7/17	23,200	23,200
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	860
1	Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	1.100%	11/7/17 (Prere.)	10,460	10,460
1	Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.070%	11/7/17	4,000	4,000
	Newark OH BAN	2.000%	11/7/17	2,050	2,050
	Ohio Air Quality Development Authority Pollution Control Revenue (FirstEnergy Generation Corp.
	Project) PUT	3.100%	3/1/19	3,000	1,465
	Ohio Common Schools GO	5.000%	9/15/20	5,000	5,531
	Ohio GO VRDO	0.930%	11/7/17	1,585	1,585

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Education GO	5.000%	5/1/20	10,520	11,503
Ohio Higher Education GO	5.000%	5/1/21	11,050	12,435
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,612
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,662
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,187
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.930%	11/1/17	13,250	13,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.000%	11/7/17	7,250	7,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.000%	11/7/17	8,375	8,375
Ohio Revitalization Revenue	5.000%	4/1/18 (Prere.)	1,000	1,016
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.000%	12/1/17	3,750	3,749
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Generation Corp.
Project)	3.000%	5/15/19	10,540	5,156
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	6,813
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,044
2 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.140%	12/1/20	31,000	31,027
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17 (ETM)	2,215	2,223
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18 (ETM)	1,510	1,577
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	750	758
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,935
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,032
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,595
				334,283
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,358
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,385
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	3,035
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/18	1,000	1,021
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/19	2,000	2,088
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	1,170	1,276
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,505
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,881
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,289
Oklahoma Development Finance Authority Health System Revenue (Integris Health
Obligated Group)	5.500%	8/15/18 (Prere.)	7,000	7,239
Oklahoma GO	5.000%	7/15/18	4,165	4,280
Oklahoma GO	5.000%	7/15/18	1,480	1,521
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/19	3,000	3,162
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21	1,405	1,580
Tulsa County OK Industrial Authority Housing Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,748
				44,368
Oregon (0.6%)
Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,245
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/21	6,000	6,857
1 Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	1.020%	11/7/17	5,000	5,000
Oregon GO	5.000%	5/1/18	1,500	1,530
Oregon GO	5.000%	5/1/18	1,125	1,147
Oregon GO	5.000%	11/1/18	3,750	3,897
Oregon GO	3.000%	5/1/19	2,500	2,571
Oregon GO	3.000%	6/1/19	1,000	1,030
Oregon GO	3.000%	11/1/19	1,000	1,037
Oregon GO	5.000%	5/1/20	2,725	2,980
Oregon GO	5.000%	8/1/20	3,300	3,636
Oregon GO	5.000%	11/1/20	3,100	3,442
Oregon GO	5.000%	6/1/21	2,075	2,343
Oregon GO	5.000%	8/1/21	1,750	1,985
Oregon GO	4.000%	11/1/21	3,610	3,981
Oregon GO	5.000%	5/1/22	4,105	4,626
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,026
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,820
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,498
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	8,110	8,138
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,882
Washington County OR GO	5.000%	3/1/19	2,365	2,488
				87,159

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Pennsylvania (4.8%)
	Allegheny County PA Higher Education Building Authority University Revenue (Robert
	Morris University)	3.000%	10/15/22	600	613
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	5/15/18	1,000	1,021
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	1.598%	2/1/21	5,850	5,872
[1,2] Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.090%	12/1/17 LOC	10,000	10,000
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/1/17 LOC	5,700	5,700
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/2/17 LOC	41,610	41,610
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.950%	11/7/17 LOC	10,075	10,075
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,042
4	Beaver County PA GO	3.000%	4/15/18 (15)	270	272
4	Beaver County PA GO	4.000%	4/15/19 (15)	950	984
4	Beaver County PA GO	4.000%	4/15/20 (15)	660	697
4	Beaver County PA GO	4.000%	4/15/21 (15)	695	747
4	Beaver County PA GO	4.000%	4/15/22 (15)	720	783
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/22	500	574
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	1.020%	11/7/17	9,750	9,750
2	Bethlehem PA Area School District Authority Revenue PUT	1.298%	1/1/18	6,980	6,981
4	Bethlehem PA GO	5.000%	12/1/21 (4)	305	347
4	Bethlehem PA GO	5.000%	12/1/22 (4)	300	348
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	651
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	520
	Bucks County PA GO	5.000%	5/1/18	500	510
	Bucks County PA GO	5.000%	5/1/19	1,500	1,587
	Bucks County PA Water & Sewer Authority Water System Revenue	2.000%	6/1/18 (15)	500	502
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,042
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19 (15)	500	522
	Butler County PA General Authority Revenue (South Park School District Project) VRDO	0.960%	11/7/17 (4)	8,300	8,300
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22 (15)	1,725	1,983
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
	Student Housing Project)	5.000%	7/1/18	920	936
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
	Student Housing Project)	5.000%	7/1/19	970	1,008
	Coatesville PA School District GO	4.000%	8/1/20 (4)	325	343
	Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,407
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19	1,250	1,304
	Delaware County PA GO	5.000%	10/1/19	3,000	3,220
	Delaware County PA GO	5.000%	10/1/20	2,680	2,967
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel
	Service Inc.) VRDO	0.900%	11/1/17	18,150	18,150
2	Downingtown PA Area School District GO PUT	1.620%	5/1/19	5,075	5,093
	Erie PA GO	4.000%	11/15/17 (4)	3,000	3,003
2	Hempfield PA School District GO PUT	1.378%	8/1/19	8,865	8,875
	Hempfield PA School District GO VRDO	1.348%	8/1/19	1,905	1,907
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,352
4	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,139
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	2.500%	12/15/17	3,075	3,080
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/18	600	611
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19	500	531
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20	820	896
	Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,763
	Lower Merion PA School District GO	5.000%	9/15/19	4,535	4,850
4	Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,094
4	Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,671
4	Luzerne County PA GO	5.000%	12/15/22 (4)	1,000	1,131
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,320
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,468
[2,4] Manheim Township PA School District GO		0.000%	5/1/19	700	700
[2,4] Manheim Township PA School District GO		0.000%	5/1/20	750	749
[2,4] Manheim Township PA School District GO		0.000%	5/3/21	1,000	998
[2,4] Manheim Township PA School District GO		0.000%	11/1/21	1,125	1,122
2	Manheim Township PA School District GO PUT	1.240%	5/1/18	6,850	6,850
[2,4] Manheim Township PA School District GO PUT		0.000%	11/1/21	2,000	1,999

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	4.000%	7/1/18	1,100	1,118
Montgomery County PA GO	5.000%	4/1/19	1,840	1,941
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,053
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,020
Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	520
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,006
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,906
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,058
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,036
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	10,000	10,090
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/18	570	574
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/20	650	654
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	785	817
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	801
1 Mount Lebanon PA School District GO TOB VRDO	0.970%	11/7/17	15,500	15,500
2 North Penn PA Water Authority Revenue	1.098%	11/1/17	1,100	1,100
2 North Penn PA Water Authority Revenue	1.178%	11/1/18	700	699
2 North Penn PA Water Authority Revenue PUT	1.328%	11/1/19	2,500	2,503
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/19	1,340	1,401
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,088
2 Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)
PUT	2.320%	8/15/20	8,125	8,180
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.950%	11/7/17	5,250	5,250
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.950%	11/7/17	4,850	4,850
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,548
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.100%	1/2/18	1,800	1,800
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,830	5,135
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	7,290	7,754
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,265	5,598
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	4,140	4,150
Pennsylvania GO	5.000%	7/1/18	2,675	2,744
Pennsylvania GO	5.000%	8/15/18	15,170	15,632
Pennsylvania GO	5.000%	8/15/18	48,540	50,017
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.920%	11/7/17 LOC	1,570	1,570
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,903
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,315
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,412
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,440
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,776
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,557
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	1.500%	5/1/18	2,500	2,499
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,410	2,413
1 Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia Funding
Program) TOB VRDO	0.940%	11/7/17	6,315	6,315
Pennsylvania State University Revenue	5.000%	9/1/18	815	842
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	2,944
Pennsylvania State University Revenue	5.000%	9/1/19	500	535
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,495
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/18	1,250	1,302
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19	1,260	1,352
2 Pennsylvania Turnpike Commission Revenue	1.520%	12/1/17	10,405	10,407
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,709
2 Pennsylvania Turnpike Commission Revenue	1.520%	12/1/18	8,750	8,768
2 Pennsylvania Turnpike Commission Revenue	1.565%	12/1/18	16,940	16,982
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,398
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,727
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	23,566
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	20,179

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	362
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	426
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	289
2 Pennsylvania Turnpike Commission Revenue PUT	1.720%	12/1/18	6,500	6,519
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.000%	11/7/17	5,075	5,075
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.150%	11/7/17	1,880	1,880
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	1.150%	11/7/17	5,595	5,595
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	4.000%	12/1/17	4,190	4,200
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,641
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,740
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,764
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,500	6,959
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,864
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,000	3,471
Philadelphia PA GO VRDO	0.910%	11/7/17 LOC	40,000	40,000
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/20	1,005	1,078
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/21	715	782
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/22	1,000	1,110
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,574
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,027
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,851
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,851
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,219
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,328
Philadelphia PA Water & Waste Water Revenue VRDO	0.900%	11/7/17 LOC	1,395	1,395
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	11/7/17 (4)	34,300	34,300
Pittsburgh PA GO	5.000%	9/1/21	500	564
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.960%	11/7/17 (4)	17,325	17,325
Reading PA School District GO	5.000%	3/1/22 (4)	540	612
Scranton PA School District GO	4.000%	6/1/18	350	354
Scranton PA School District GO	5.000%	6/1/19	500	524
Scranton PA School District GO	5.000%	6/1/20	645	690
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	755
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	300	344
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/18 (15)	500	517
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,639
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,889
4 University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,653
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,411
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	631
2 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.320%	11/1/17	2,900	2,900
1 University of Pittsburgh PA Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	7,500	7,500
Washington County PA Hospital Authority Revenue (Monongahela Valley Hospital Project) VRDO	0.930%	11/7/17 LOC	4,540	4,540
Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	0.940%	11/7/17 LOC	3,800	3,800
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,726
York County PA School of Technology Authority Lease Revenue	3.000%	2/15/19 (15)	300	306
York County PA School of Technology Authority Lease Revenue	4.000%	2/15/20 (15)	500	529
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21 (15)	740	820
				718,848
Rhode Island (0.2%)
1 Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island) TOB VRDO	1.020%	11/7/17	6,670	6,670
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18	2,990	3,050
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,367
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated
Group)	5.000%	5/15/18	1,250	1,272
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,760	1,843
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,500	1,612
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,574

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,526
				22,914
South Carolina (0.6%)
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	726
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,000	1,072
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,000	1,003
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20	1,000	1,096
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	5,822
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/17	2,305	2,312
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,041
South Carolina GO	5.000%	4/1/18	1,975	2,007
South Carolina GO	5.000%	4/1/18	635	645
South Carolina GO	5.000%	4/1/18	765	778
South Carolina GO	4.000%	4/1/19	1,170	1,217
South Carolina GO	5.000%	4/1/19	2,610	2,752
South Carolina GO	5.000%	4/1/19	2,520	2,658
South Carolina GO	5.000%	4/1/19	745	786
South Carolina GO	5.000%	4/1/19	665	701
South Carolina GO	5.000%	4/1/19	805	849
South Carolina GO	4.000%	4/1/20	1,535	1,640
South Carolina GO	5.000%	8/1/20	10,000	11,032
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20	1,310	1,414
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21	1,900	2,110
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	890
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	7,205	7,574
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,341
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,025	4,439
South Carolina Public Service Authority Revenue	5.000%	12/1/20	21,000	23,158
South Carolina Public Service Authority Revenue	5.000%	12/1/21	1,100	1,238
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,110	1,262
1 South Carolina Public Service Authority Revenue TOB VRDO	1.120%	11/7/17	3,800	3,800
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	676
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,762
				87,801
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/18	3,435	3,545
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/19	1,840	1,964
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/20	1,130	1,245
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/21	1,500	1,693
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	500	500
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	450	450
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	509
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	800	822
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	416
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	644
				11,788
Tennessee (1.2%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,452
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	4.000%	4/1/18	2,000	2,023
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.930%	11/8/17 LOC	33,685	33,685
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,035
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	3.000%	4/1/18	400	402
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	413
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	408
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	424

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(University Health System Inc.)	5.000%	9/1/20	1,000	1,086
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(University Health System Inc.)	4.000%	4/1/21	635	677
	Memphis TN Electric System Revenue	5.000%	12/1/17	5,230	5,247
	Memphis TN GO	5.000%	11/1/19	4,720	5,076
	Metropolitan Government of Nashville & Davidson County TN GO	5.500%	7/1/19	13,640	14,620
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
	Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	12,700	12,712
	Murfreesboro TN GO	5.000%	6/1/19	2,160	2,291
	Shelby County TN GO	4.000%	4/1/18	600	607
	Shelby County TN GO	5.000%	4/1/18	4,085	4,152
	Shelby County TN GO	5.000%	4/1/18	7,060	7,176
	Shelby County TN GO	5.000%	4/1/19	750	791
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
	Healthcare)	5.000%	5/1/20	1,000	1,089
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	5,150	5,199
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,200
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	17,675	18,867
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	2,500	2,749
4	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	35,000	38,256
	Tennessee GO	5.000%	10/1/18	1,030	1,067
	Tennessee GO	5.000%	8/1/19	8,150	8,697
	Williamson County TN GO	5.000%	4/1/19	4,070	4,293
					186,694
Texas (14.2%)
	Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,770
	Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,433
	Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,631
	Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,473
	Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,387
	Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,270
	Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,301
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/18	200	201
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/18	200	201
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	650	676
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/19	600	622
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	650	697
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20	500	533
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	560	615
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21	530	578
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/18	500	515
	Austin TX GO	5.000%	9/1/19	1,250	1,337
	Bexar County TX GO	5.000%	6/15/20	7,840	8,593
	Bexar County TX GO	5.000%	6/15/20	2,595	2,844
	Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	5,970
	Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,318
	Carrollton-Farmers Branch TX Independent School District GO	3.000%	2/15/18	7,800	7,844
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	503
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/19	555	584
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,000	1,103
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,986
	Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,649
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	8,500	8,442
	Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.140%	11/9/17 (4)	10,700	10,700
	Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,509
	Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,424
	Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,781
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	4,020	4,491
	Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,578
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/15/18	10,140	10,290
	Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	20,185
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,341
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,969
[1,2] Cypress-Fairbanks TX Independent School District GO TOB PUT		0.970%	11/2/17	12,165	12,165
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	12,000	12,536
	Dallas TX GO	5.000%	2/15/18	3,250	3,286
	Dallas TX GO	5.000%	2/15/19	8,565	8,964
	Dallas TX GO	5.000%	2/15/19	6,215	6,505

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dallas TX GO	5.000%	2/15/20	7,165	7,721
	Dallas TX GO	5.000%	2/15/20	1,245	1,342
	Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,770
	Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,576
	Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,669
	Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	13,462
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,319
	Denton County TX GO	4.000%	7/15/19	1,250	1,309
	Denton County TX GO	5.000%	7/15/20	1,100	1,210
	Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,556
	Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	1,245	1,253
	Denton TX Independent School District GO PUT	2.000%	8/1/18	3,610	3,634
	Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,749
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,532
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,099
	El Paso TX GO	5.000%	8/15/18	5,000	5,155
	El Paso TX GO	5.000%	8/15/19	3,500	3,739
	El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,515
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,530
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,037
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,101
	Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,708
	Fort Bend TX Independent School District GO PUT	0.900%	8/1/18	5,375	5,367
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	4,000	3,999
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	2,750	2,740
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,500	5,470
	Fort Worth TX GO	4.000%	3/1/18	5,080	5,129
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,255
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,836
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,350
	Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	1,899
	Frisco TX GO	4.000%	2/15/18	6,270	6,323
	Frisco TX GO	4.000%	2/15/19	7,650	7,930
	Frisco TX GO	5.000%	2/15/20	8,435	9,153
	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,704
	Garland TX GO	5.000%	2/15/19	3,000	3,150
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,859
	Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,984
	Grand Prairie TX Independent School District GO	5.000%	2/15/18	1,135	1,148
	Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,539
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,802
[1,2] Grapevine-Colleyville TX Independent School District GO TOB PUT		0.970%	11/23/17	22,065	22,065
	Harlandale TX Independent School District GO PUT	2.000%	8/15/18	25,000	25,175
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	1.750%	6/1/21	1,000	1,012
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/18	2,000	2,072
2	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
	PUT	1.693%	6/1/20	32,500	32,833
	Harris County TX GO	5.000%	10/1/18	3,675	3,808
	Harris County TX GO	5.000%	10/1/18	2,800	2,899
	Harris County TX GO	5.000%	10/1/19	1,550	1,662
	Harris County TX GO	5.000%	8/15/20	4,250	4,673
	Harris County TX GO	5.000%	10/1/20	4,635	5,115
	Harris County TX GO	5.000%	10/1/20	3,005	3,316
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.120%	11/9/17 (4)	4,650	4,650
1	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.950%	11/7/17	6,660	6,660
2	Harris County TX Toll Road Revenue PUT	1.620%	8/15/18	34,250	34,253
	Hays County TX GO	5.000%	2/15/22	600	687
	Houston TX GO	5.000%	3/1/18	11,835	11,987
	Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,203
	Houston TX GO	5.000%	3/1/20	11,775	12,386
	Houston TX GO	5.000%	3/1/20	15,000	16,291
	Houston TX GO	5.000%	3/1/20	3,030	3,291
	Houston TX GO	5.000%	3/1/21	17,700	19,803
	Houston TX GO CP	0.950%	11/9/17 LOC	5,000	5,000
	Houston TX Independent School District GO	5.000%	2/15/19	17,515	18,376
	Houston TX Independent School District GO	5.000%	2/15/20	18,970	20,599
	Houston TX Independent School District GO	5.000%	2/15/21	17,000	19,028
	Houston TX Independent School District GO PUT	3.000%	6/1/19	27,520	28,219

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,003
	Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,004
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,266
	Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,819
	Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,535
	Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,921
	Houston TX Utility System Revenue	4.000%	11/15/21	1,295	1,423
2	Houston TX Utility System Revenue PUT	1.820%	5/1/20	19,500	19,655
1	Houston TX Utility System Revenue TOB VRDO	0.950%	11/7/17	26,305	26,305
	Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,192
	Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,712
	Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,236
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21	1,250	1,416
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	1,000	1,159
	Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,172
	Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,623
2	Katy TX Independent School District GO PUT	1.380%	8/15/19	14,590	14,647
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
	Center Project)	4.000%	8/15/18	1,055	1,074
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
	Center Project)	4.000%	8/15/19	1,100	1,143
	Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,544
	Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,132
	Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,135
	Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,736
	Lone Star College System Texas GO	5.000%	2/15/21	1,000	1,118
1	Lone Star College System Texas GO TOB VRDO	0.940%	11/7/17	17,400	17,400
	Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,084
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	736
	Lubbock TX GO	5.000%	2/15/18	4,080	4,126
	Lubbock TX GO	5.000%	2/15/18	2,500	2,528
	Lubbock TX GO	5.000%	2/15/18	1,240	1,254
	Lubbock TX GO	5.000%	2/15/19	1,000	1,049
	Lubbock TX GO	5.000%	2/15/20	1,150	1,247
	Lubbock TX GO	5.000%	2/15/20	1,010	1,095
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,125	4,262
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Allied Waste Inc.
	Project) PUT	1.100%	1/2/18	6,850	6,849
	Missouri City TX GO	4.000%	6/15/19	1,000	1,046
	New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster Manor
	Project)	4.000%	11/1/21	730	791
	North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical
	Center of Dallas Project)	5.000%	8/15/18	750	772
	North East TX Independent School District GO PUT	2.000%	8/1/18	4,715	4,746
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/20	650	694
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20	1,410	1,544
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21	1,450	1,633
	North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20	1,405	1,539
[1,2] North Texas Municipal Water District Water System Revenue TOB PUT		0.970%	11/2/17	18,820	18,820
	North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	603
	North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,500	2,519
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	731
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,366
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,240
4	North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,448
4	North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,850
4	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	3,047
4	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	3,049
2	North Texas Tollway Authority System Revenue PUT	1.720%	1/1/19	3,205	3,214
2	North Texas Tollway Authority System Revenue PUT	1.590%	1/1/20	29,690	29,782
1	North Texas Tollway Authority System Revenue TOB VRDO	0.980%	11/7/17 LOC(Prere.)	20,000	20,000
1	North Texas Tollway Authority System Revenue TOB VRDO	1.170%	11/7/17	5,000	5,000
	Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,628
	Northside Independent School District Texas GO	5.000%	8/1/20	2,315	2,551
	Northside Independent School District Texas GO PUT	1.650%	8/1/18	11,250	11,296
	Northside Independent School District Texas GO PUT	1.450%	6/1/20	11,000	10,997
	Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,315	6,329
	Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,321
	Pasadena TX Independent School District GO VRDO	0.920%	11/7/17 (4)	13,850	13,850
	Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,846

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,450
	Plano TX Independent School District GO	5.000%	2/15/20	20,980	22,752
	Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,014
	Rockwall TX GO	4.000%	8/1/18	1,505	1,538
	Rockwall TX GO	5.000%	8/1/19	2,300	2,454
	Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,554
	Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,369
	Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,913
	Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,102
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	6,000	6,059
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	17,144
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,185
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	15,000	15,052
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	46,434
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	7,125	7,182
	San Antonio TX GO	5.000%	2/1/18	3,250	3,282
	San Antonio TX GO	5.000%	2/1/20	2,000	2,168
	San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,588
	San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,145	7,193
	San Antonio TX Water Revenue	5.000%	5/15/18	500	511
	San Antonio TX Water Revenue	5.000%	5/15/19	250	265
2	San Antonio TX Water Revenue PUT	1.320%	11/1/17	25,205	25,205
	San Antonio TX Water Revenue PUT	2.000%	11/1/21	2,695	2,721
4	San Antonio TX Water Revenue PUT	2.000%	11/1/22	8,250	8,293
	Spring Branch TX Independent School District GO	5.000%	2/1/18	3,000	3,029
	Spring Branch TX Independent School District GO	5.000%	2/1/18	1,390	1,404
	Spring Branch TX Independent School District GO	5.000%	2/1/18	2,095	2,116
	Spring Branch TX Independent School District GO	5.000%	2/1/19	10,000	10,476
	Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,740
	Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	2,077
	Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,069
	Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,067
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,386
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
	Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,055
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,668
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,460	2,776
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	1,981
	Texas GO	5.000%	10/1/18	4,650	4,816
	Texas GO	5.000%	10/1/18	3,400	3,521
	Texas GO	5.000%	10/1/19	14,150	15,178
	Texas GO	5.000%	10/1/20	1,250	1,384
	Texas GO PUT	2.000%	2/1/18	2,550	2,551
	Texas GO VRDO	0.930%	11/7/17	23,500	23,500
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,021
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	10,955
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	5,050	5,076
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,711
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,825	1,902
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,465
	Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,111
	Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,226
	Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,615
	Texas State University System Financing System Revenue	5.000%	3/15/18	2,020	2,049
	Texas State University System Financing System Revenue	5.000%	3/15/19	5,000	5,263
	Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,892
	Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,517
	Texas TRAN	4.000%	8/30/18	357,940	366,430
	Texas Transportation Commission GO	5.000%	4/1/18	6,400	6,505
	Texas Transportation Commission GO	5.000%	10/1/18	17,930	18,571
	Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,625
	Texas Transportation Commission GO	5.000%	4/1/19	2,800	2,952
	Texas Transportation Commission GO	5.000%	4/1/20	2,800	3,053
	Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,709
	Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,399
2	Texas Transportation Commission GO PUT	1.300%	10/1/18	58,500	58,543
[1,2] Texas Transportation Commission GO TOB PUT		0.970%	11/2/17	6,800	6,800
	Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,608

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	30,802
Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,219
Texas Transportation Commission Revenue	5.000%	10/1/19	18,480	19,797
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	17,140
3 Texas Transportation Commission Revenue	5.000%	10/1/20	39,750	43,954
3 Texas Transportation Commission Revenue	5.000%	10/1/20	5,705	6,308
Texas Transportation Commission Revenue	5.000%	10/1/22	13,315	15,508
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	34,935	37,771
Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,418
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,584
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,326
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,322
Texas Water Development Board Revenue	5.000%	4/15/22	5,000	5,767
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,010
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,895
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,725
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	6,355
Tomball TX Independent School District GO	5.000%	2/15/18	1,350	1,365
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,479
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20	1,000	1,102
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21	1,000	1,134
Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22	2,045	2,185
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22	2,000	2,320
University of North Texas Revenue	5.000%	4/15/19	1,810	1,911
University of North Texas Revenue	5.000%	4/15/20	1,650	1,801
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	2,095	2,150
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	1,235	1,267
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,415
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,100
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	2,415	2,736
University of Texas System Revenue Financing System Revenue	4.000%	8/15/18	3,850	3,939
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	5,520	5,691
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	2,900	2,990
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	8,000	8,547
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,300	2,457
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	4,010	4,284
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	10,000	10,684
University of Texas System Revenue Financing System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,801
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	5,100	5,626
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,115	3,435
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	1,000	1,103
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,036
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	1,880	2,132
Williamson County TX GO	5.000%	2/15/20	1,055	1,145
Williamson County TX GO PUT	1.450%	8/15/18	5,000	4,990
				2,155,265
Utah (0.3%)
University of Utah Revenue	4.000%	8/1/18	725	741
University of Utah Revenue	5.000%	8/1/19	1,000	1,067
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,047
Utah GO	5.000%	7/1/18	2,925	3,002
Utah GO	5.000%	7/1/20	10,000	11,013
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,143
Utah Water Finance Agency Revenue VRDO	0.940%	11/7/17	27,765	27,765
				45,778
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	3.000%	12/1/17	500	501
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	3.000%	12/1/18	500	509
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	4.000%	12/1/19	475	500
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	4.000%	12/1/20	600	644
Vermont GO	4.000%	8/15/19	2,615	2,749
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,182
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	581
				6,666

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Virgin Islands (0.0%)
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,624

Virginia (1.4%)
	Arlington County VA GO	5.000%	8/15/20	10,000	11,050
	Chesterfield County VA GO	5.000%	1/1/20	8,940	9,683
	Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/18	4,610	4,793
	Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/19	5,160	5,558
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,208
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,146
	Fairfax County VA GO	4.000%	4/1/20	1,100	1,174
	Fairfax County VA GO	5.000%	10/1/20	11,320	12,552
	Fairfax County VA GO	4.000%	10/1/21	3,810	4,200
	Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	5,224
	Henrico County VA GO	5.000%	8/1/18	1,565	1,611
	Henrico County VA GO	5.000%	8/1/20	4,185	4,617
	Henrico County VA GO	5.000%	8/1/21	5,115	5,809
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
	Lexington Corp.)	3.000%	1/1/19	300	304
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
	Lexington Corp.)	3.000%	1/1/20	450	460
	Loudoun County VA GO	5.000%	12/1/18	5,120	5,338
	Loudoun County VA GO	5.000%	12/1/19	5,105	5,513
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.)
	PUT	1.750%	5/16/19	10,000	10,064
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated
	Group)	4.000%	1/1/18	430	432
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated
	Group)	5.000%	1/1/19	345	360
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated
	Group)	5.000%	1/1/20	500	538
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated
	Group)	5.000%	1/1/21	500	553
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated
	Group)	5.000%	1/1/22	900	1,018
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	450
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,260
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,839
	Norfolk VA Water Revenue	5.000%	11/1/18	725	753
	Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,872
	Richmond VA GO	5.000%	3/1/18	3,330	3,375
	Richmond VA GO	5.000%	3/1/19	3,710	3,900
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/18	3,170	3,212
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,051
	Virginia Beach VA GO	5.000%	4/1/19	1,025	1,081
	Virginia College Building Authority Educational Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	4,095	4,292
	Virginia College Building Authority Educational Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	1,000	1,048
	Virginia College Building Authority Educational Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	14,875	15,589
	Virginia College Building Authority Educational Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/21	5,930	6,631
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/20	10,295	11,362
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,030	8,200
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	6,755	7,152
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20	7,095	7,763
	Virginia GO	5.000%	6/1/21	1,000	1,131
[1,2] Virginia GO TOB PUT		0.970%	11/2/17	9,175	9,175
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	7,890	8,125
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	10,170	10,473
	Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,453
	Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,634
					217,026
Washington (2.5%)
2	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT	1.620%	11/1/18	36,850	36,942
2	Everett WA GO PUT	1.320%	12/1/19	3,545	3,553
2	Grant County WA Public Utility District No. 2 Electric System Revenue PUT	1.240%	12/1/17	10,000	10,010

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA GO	5.000%	1/1/18	2,000	2,013
King County WA GO	5.000%	7/1/18	7,515	7,709
King County WA GO	5.000%	12/1/18	2,745	2,859
King County WA GO	4.000%	6/1/19	3,610	3,769
King County WA GO	5.000%	12/1/19	2,885	3,115
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	35,245
3 King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,520
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/18	6,500	6,571
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,207
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,220
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	3,775
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,726
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,544
2 Seattle WA Municipal Light & Power Revenue PUT	1.600%	11/1/18	6,750	6,768
2 Seattle WA Municipal Light & Power Revenue PUT	1.600%	11/1/18	8,550	8,573
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	5,967
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,372
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,283
University of Washington Revenue	5.000%	12/1/18	1,135	1,184
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,015
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,344
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,369
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,755	6,493
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,902
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,525
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,400
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,159
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	20,981
Washington GO	5.000%	2/1/18	4,375	4,418
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,090
Washington GO	5.000%	2/1/19	10,190	10,679
Washington GO	5.000%	7/1/19	22,835	24,279
Washington GO	5.000%	7/1/19	21,620	22,987
Washington GO	5.000%	8/1/19	4,500	4,797
Washington GO	5.000%	2/1/20	5,350	5,799
Washington GO	5.000%	2/1/20	4,820	5,225
Washington GO	5.000%	8/1/20	3,155	3,473
Washington GO	5.000%	7/1/21	4,195	4,616
Washington GO	5.000%	8/1/21	12,720	14,396
Washington GO	5.000%	7/1/22	9,620	10,889
Washington GO	5.000%	8/1/22	7,965	9,230
Washington GO	5.000%	8/1/22	1,750	2,028
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.970%	11/7/17	9,690	9,690
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	1,000	1,130
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.950%	11/7/17	6,175	6,175
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	253
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key
Obligated Group)	4.375%	1/1/21	5,600	5,602
				374,869
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,016
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,025
West Virginia GO	5.000%	6/1/20	1,400	1,535
2 West Virginia University Revenue PUT	1.450%	10/1/19	3,500	3,500
				16,076
Wisconsin (1.0%)
Milwaukee WI GO	4.000%	3/15/18	15,085	15,249
Milwaukee WI GO	3.000%	3/1/19	13,575	13,907
Milwaukee WI GO	4.000%	3/1/20	13,130	13,966
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,230
Wisconsin GO	5.000%	5/1/19	13,270	14,034
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	326
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,137
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	4.000%	3/1/18	8,405	8,484
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	4.000%	5/30/19	13,325	13,896

Short-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	1.375% 12/3/19	20,300	20,266
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,086
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,117
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/17	1,000	1,001
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/18	750	780
Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical
Foundation) VRDO	0.960%	11/7/17 LOC	18,655	18,655
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.040%	4/5/18 LOC	20,000	19,995
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	325	337
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/17	500	501
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/18	690	716
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/19	440	471
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/20	425	468
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/21	750	846
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/22	750	863
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,361
154,692
Total Tax-Exempt Municipal Bonds (Cost $14,727,568)	14,731,273

Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
6	Vanguard Municipal Cash Management Fund (Cost $402,304)	0.922%	4,022,985	402,298
Total Investments (100.0%) (Cost $15,129,872)	15,133,571

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	930
Receivables for Investment Securities Sold	177,410
Receivables for Accrued Income	107,415
Receivables for Capital Shares Issued	17,523
Variation Margin Receivable—Futures Contracts	87
Other Assets	1,385
Total Other Assets	304,750
Liabilities
Payables for Investment Securities Purchased	(283,526)
Payables for Capital Shares Redeemed	(12,805)
Payables for Distributions	(3,838)
Payables to Vanguard	(8,904)
Variation Margin Payable—Futures Contracts	(390)
Other Liabilities	(935)
Total Liabilities	(310,398)
Net Assets (100%)	15,127,923

Short-Term Tax-Exempt Fund

At October 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				15,128,044
Undistributed Net Investment Income				16
Accumulated Net Realized Losses				(3,905)
Unrealized Appreciation (Depreciation)
Investment Securities				3,699
Futures Contracts				69
Net Assets				15,127,923

Investor Shares—Net Assets
Applicable to 77,803,041 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,228,310
Net Asset Value Per Share—Investor Shares				$15.79

Admiral Shares—Net Assets
Applicable to 880,422,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				13,899,613
Net Asset Value Per Share—Admiral Shares				$15.79
• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $1,778,126,000, representing 11.8% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Securities with a value of $2,851,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S.
Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	3,313	388,242	(2,812)
2-Year U.S. Treasury Note	December 2017	1,317	283,628	(83)
10-Year U.S. Treasury Note	December 2017	1,738	217,141	(509)
				(3,404)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,855)	(248,425)	3,473
				69

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:

Entity Name	Market Value
JPMorgan Chase Bank NA	$395,280,000
Federal National Mortgage Assn.	181,480,000
Barclays Bank PLC	165,310,000
Royal Bank of Canada	138,750,000
Deutsche Bank Trust Company America	132,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	88,230,000
Deutsche Bank AG	84,905,000
Federal Home Loan Mortgage Corp.	83,055,000
Bank of America NA	76,330,000
Citibank NA	58,800,000
Other	269,645,000
Total	1,674,285,000

Short-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1]	175,628
Total Income	175,628
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,932
Management and Administrative—
Investor Shares	1,810
Management and Administrative—
Admiral Shares	8,645
Marketing and Distribution—
Investor Shares	271
Marketing and Distribution—
Admiral Shares	1,238
Custodian Fees	151
Auditing Fees	35
Shareholders’ Reports and Proxy—
Investor Shares	79
Shareholders’ Reports and Proxy—
Admiral Shares	165
Trustees’ Fees and Expenses	10
Total Expenses	14,336
Net Investment Income	161,292
Realized Net Gain (Loss)
Investment Securities Sold[1]	5,688
Futures Contracts	(291)
Realized Net Gain (Loss)	5,397
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1]	(14,346)
Futures Contracts	(65)
Change in Unrealized Appreciation
(Depreciation)	(14,411)
Net Increase (Decrease) in Net Assets
Resulting from Operations	152,278

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	161,292	117,268
Realized Net Gain (Loss)	5,397	4,271
Change in Unrealized Appreciation (Depreciation)	(14,411)	(29,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,278	91,849
Distributions
Net Investment Income
Investor Shares	(12,471)	(10,656)
Admiral Shares	(148,774)	(106,557)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(161,245)	(117,213)
Capital Share Transactions
Investor Shares	(5,090)	(129,503)
Admiral Shares	1,303,306	1,598,387
Net Increase (Decrease) from Capital Share Transactions	1,298,216	1,468,884
Total Increase (Decrease)	1,289,249	1,443,520
Net Assets
Beginning of Period	13,838,674	12,395,154
End of Period[1]	15,127,923	13,838,674
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,000 and $15,000.

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,745,000, $0, and ($5,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.80	$15.83	$15.86	$15.87	$15.93
Investment Operations
Net Investment Income	.160[1]	.131	.110	.115	.141
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(.030)	(.030)	(.010)	(.060)
Total from Investment Operations	.150	.101	.080	.105	.081
Distributions
Dividends from Net Investment Income	(.160)	(.131)	(.110)	(.115)	(.141)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.160)	(.131)	(.110)	(.115)	(.141)
Net Asset Value, End of Period	$15.79	$15.80	$15.83	$15.86	$15.87

Total Return[2]	0.95%	0.64%	0.51%	0.66%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,228	$1,234	$1,366	$1,713	$1,822
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.01%	0.83%	0.70%	0.72%	0.89%
Portfolio Turnover Rate	36%	29%	32%	27%	30%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.80	$15.83	$15.86	$15.87	$15.93
Investment Operations
Net Investment Income	.176[1]	.147	.123	.128	.154
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(.030)	(.030)	(.010)	(.060)
Total from Investment Operations	.166	.117	.093	.118	.094
Distributions
Dividends from Net Investment Income	(.176)	(.147)	(.123)	(.128)	(.154)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.176)	(.147)	(.123)	(.128)	(.154)
Net Asset Value, End of Period	$15.79	$15.80	$15.83	$15.86	$15.87

Total Return[2]	1.05%	0.74%	0.59%	0.74%	0.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,900	$12,604	$11,029	$11,100	$10,240
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.11%	0.93%	0.78%	0.80%	0.97%
Portfolio Turnover Rate	36%	29%	32%	27%	30%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $930,000, representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,731,273	—
Temporary Cash Investments	402,298	—	—
Futures Contracts—Assets[1]	87	—	—
Futures Contracts—Liabilities[1]	(390)	—	—
Total	401,995	14,731,273	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $5,443,000 to offset taxable capital gains realized during the year ended October 31, 2017. At October 31, 2017, the fund had available capital losses totaling $3,580,000 to offset future net capital gains through October 31, 2019.

At October 31, 2017, the cost of investment securities for tax purposes was $15,130,128,000. Net unrealized appreciation of investment securities for tax purposes was $3,443,000, consisting of unrealized gains of $25,801,000 on securities that had risen in value since their purchase and $22,358,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Tax-Exempt Fund

E. During the year ended October 31, 2017, the fund purchased $3,804,388,000 of investment securities and sold $4,418,434,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $1,906,161,000 and $1,221,764,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	525,767	33,337	369,389	23,343
Issued in Lieu of Cash Distributions	10,247	649	8,661	547
Redeemed	(541,104)	(34,306)	(507,553)	(32,076)
Net Increase (Decrease)—Investor Shares	(5,090)	(320)	(129,503)	(8,186)
Admiral Shares
Issued	7,183,378	455,477	5,819,980	367,752
Issued in Lieu of Cash Distributions	106,416	6,743	75,295	4,758
Redeemed	(5,986,488)	(379,572)	(4,296,888)	(271,522)
Net Increase (Decrease)—Admiral Shares	1,303,306	82,648	1,598,387	100,988

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	1.27%	1.37%

Financial Attributes
Bloomberg
		Barclays Bloomberg
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	4,564	16,165	50,518
Yield to Maturity
(before expenses)	2.9%	1.4%	2.3%
Average Coupon	4.1%	4.8%	4.7%
Average Duration	2.6 years	2.7 years	6.2 years
Average Stated
Maturity	3.1 years	3.2 years	13.0 years
Short-Term Reserves	8.5%	—	—

Largest Area Concentrations[2]

New York	14.0%
Texas	11.1
California	9.1
Illinois	5.9
Pennsylvania	5.0
New Jersey	4.9
Ohio	4.1
Maryland	4.1
Florida	3.6
Massachusetts	3.5
Top Ten	65.3%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.85
Beta	1.00	0.43

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	14.3%
6 Months–1 Year	7.6
1–2 Years	13.5
2–3 Years	15.6
3–4 Years	14.0
4–5 Years	13.3
Over 5 Years	21.7

Distribution by Credit Quality (% of portfolio)

AAA	22.0%
AA	46.0
A	22.6
BBB	7.8
BB	0.5
B or Lower	0.5
Not Rated	0.6

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007–October 31, 2017

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2017		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	1.07%	1.19%	2.29%	$12,542
Bloomberg Barclays 1–5 Year Municipal
Bond Index	1.32	1.34	2.76	13,130
1–5 Year Municipal Funds Average[1]	0.68	0.74	1.67	11,804
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	15,528

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	1.17%	1.27%	2.38%	$63,233
Bloomberg Barclays 1–5 Year Municipal Bond Index	1.32	1.34	2.76	65,648
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	77,639

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2007–October 31, 2017
				Bloomberg
				Barclays
				1–5 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.43%	-0.75%	2.68%	3.92%
2009	2.92	3.00	5.92	7.51
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016	1.49	-0.18	1.31	1.09
2017	1.52	-0.45	1.07	1.32

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	8/31/1987	0.97%	1.19%	2.09%	0.24%	2.33%
Admiral Shares	2/12/2001	1.08	1.28	2.17	0.24	2.41

Limited-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms
N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (1.4%)
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23	6,000	7,105
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/24	10,255	12,377
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/24	8,000	9,655
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	4,000	4,885
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	6,000	7,328
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23	14,310	16,704
Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health
Credit Group) PUT	1.850%	11/1/22	9,000	8,921
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,119
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,125
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,724
Birmingham AL Special Care Facilities Financing Authority Revenue (Ascension Health
Credit Group) PUT	1.500%	5/1/20	4,085	4,077
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	1,000	1,163
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	498
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	52,745	56,903
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	73,000	79,707
City of Huntsville AL Electric System Revenue	5.000%	12/1/24	350	424
Houston County AL Health Care Authority Revenue	5.000%	10/1/24	3,050	3,523
Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,147
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	298
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	238
Huntsville AL Electric System Revenue	5.000%	12/1/24	350	424
Huntsville AL Electric System Revenue	4.000%	12/1/25	200	230
Huntsville AL Electric System Revenue	5.000%	12/1/25	300	368
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,111
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,389
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,922
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,241
Jefferson County AL Revenue	5.000%	9/15/19	935	998
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,373
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,830
Jefferson County AL Revenue	5.000%	9/15/22	625	718
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,925
Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,971
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,542
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,412
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,009
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	683
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,000	1,139
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest
Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,962
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest
Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,254
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest
Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,538
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23	200	232
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24	150	178
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27	275	336
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	5,000	5,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	20,630	20,630

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	9,200	9,200
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	5,000	5,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	5,000	5,000
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,800
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,679
University of South Alabama University Facilities Revenue	5.000%	11/1/20	1,395	1,538
University of South Alabama University Facilities Revenue	5.000%	11/1/21	825	932
University of South Alabama University Facilities Revenue	5.000%	10/1/22 (15)	325	376
University of South Alabama University Facilities Revenue	5.000%	11/1/22	1,080	1,244
University of South Alabama University Facilities Revenue	5.000%	10/1/23 (15)	500	588
University of South Alabama University Facilities Revenue	5.000%	10/1/24 (15)	525	626
University of South Alabama University Facilities Revenue	5.000%	10/1/26 (15)	800	970
				341,289
Alaska (0.5%)
Alaska GO	5.000%	8/1/22	5,590	6,466
Alaska GO	5.000%	8/1/25	1,435	1,672
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community
Hospital Foundation Inc.) VRDO	0.920%	11/7/17 LOC	9,850	9,850
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,556
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,740	2,003
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,774
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,588
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,955
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,121
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	11,271
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	11,618
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,515	15,729
Alaska State International Airport Revenue	5.000%	10/1/23	525	618
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,796
Anchorage AK GO	5.000%	9/1/21	2,000	2,256
Anchorage AK GO	5.000%	9/1/21	2,605	2,938
Anchorage AK GO	5.000%	9/1/21	1,000	1,128
Anchorage AK GO	5.000%	9/1/22	2,000	2,307
Anchorage AK GO	5.000%	9/1/22	1,665	1,920
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	882
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	720
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	698
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,892
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,195
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,515	1,739
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	4,852
North Slope Borough AK GO	5.000%	6/30/18	13,035	13,367
				113,911
Arizona (1.4%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,277
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	6,598
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,867
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	975	1,103
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	625	707
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	339
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,658
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	11,316
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	425	493
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	600	695
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	527
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,697
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,691
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	750	886
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	1,500	1,772
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	650	768
Arizona COP	5.000%	10/1/18	900	932
Arizona COP	4.000%	9/1/19	1,500	1,574
Arizona COP	5.000%	9/1/20	4,300	4,746
Arizona COP	5.000%	9/1/21	6,380	7,223
Arizona COP	5.000%	10/1/22	4,880	5,664
Arizona COP	5.000%	10/1/23	6,500	7,674

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,009
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,708
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	4,873
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	1,000	1,097
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.940%	11/7/17 LOC	4,375	4,375
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.770%	2/5/20	20,000	20,350
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.770%	2/5/20	5,000	5,087
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	644
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,104
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,131
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	924
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,549
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,127
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	7,928
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20	1,505	1,646
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22	1,770	2,032
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	10,184
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	3,350	3,883
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	3,500	4,138
Arizona Transportation Board GAN	5.000%	7/1/23	1,000	1,182
Arizona Transportation Board GAN	5.000%	7/1/24	1,000	1,202
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,691
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	568
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,577
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,713
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,923
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/20	450	479
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/21	750	809
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/22	750	821
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/23	750	827
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,036
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,260
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,561
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/21	800	902
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,725
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24	900	1,072
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/21	3,500	3,892
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/22	3,650	4,161
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/23	5,500	6,399
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/24	2,250	2,667
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group) PUT	5.000%	10/18/24	9,000	10,651
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,284
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,928
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	492
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	377
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	230
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,259
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	2,053
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23	11,755	13,876
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	18,735
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	13,981
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,345
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,112
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,384
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,065
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,396
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/21 (15)	400	451
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22 (15)	1,000	1,155
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,363
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,002

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,712
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	171
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,682
Scottsdale AZ GO	5.000%	7/1/19	1,860	1,978
Scottsdale AZ GO	4.000%	7/1/20	11,150	11,972
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,088
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,263
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.000%	12/1/17	9,250	9,249
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,090
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	836
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,137
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,154
				340,934
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,681
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,180
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	811
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,756
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21	920	1,016
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	760	857
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	5,689
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,500
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,261
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,122
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,088
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,399
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	355	423
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24	405	491
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	275	338
				64,612
California (9.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,026
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,118
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,066
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	538
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,073
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,286
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	115	107
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	1,919
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/21	1,200	1,381
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22	1,540	1,816
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23	1,820	2,190
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,100
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,664
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,400	15,486
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.620%	10/1/19	9,825	9,882
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	34,965	34,944
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.520%	4/1/20	2,500	2,514
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,730
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,554
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.820%	5/1/23	28,500	28,995
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.820%	5/1/23	4,000	4,070
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	27,500	27,451
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	4,800	4,801
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/18	1,200	1,235
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/19	2,000	2,133
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment
Project AB)	5.000%	8/1/20	2,200	2,432
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,210	1,277
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,303
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	10,591
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	25,993
2 California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	62,623
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,490	2,498

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,360	1,419
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	3,990	4,315
1 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.140%	12/1/20	12,250	12,252
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	33,162
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,555
California GO	5.000%	9/1/18	32,260	33,327
California GO	5.000%	9/1/18	8,050	8,316
California GO	5.000%	10/1/18	34,000	35,234
California GO	5.000%	2/1/19	11,000	11,540
California GO	5.000%	9/1/19	19,000	20,346
California GO	5.000%	9/1/19	17,825	19,088
California GO	5.000%	2/1/20	44,500	48,341
California GO	5.000%	11/1/20	21,520	23,934
California GO	5.000%	12/1/20	25,475	28,410
California GO	5.000%	2/1/21	10,000	11,200
California GO	5.000%	8/1/21	4,425	5,025
California GO	5.000%	8/1/21	14,000	15,899
California GO	5.000%	9/1/21	10,000	11,382
California GO	5.000%	10/1/21	28,000	31,940
California GO	5.000%	10/1/21	41,940	47,842
California GO	5.000%	11/1/21	49,440	56,502
California GO	5.000%	9/1/22	20,000	23,300
California GO	5.000%	9/1/22	10,000	11,650
California GO	5.000%	8/1/23	16,500	19,568
California GO	4.000%	11/1/23	2,220	2,519
California GO	5.000%	11/1/24	12,000	14,523
California GO	3.500%	8/1/27	10,000	11,163
1 California GO PUT	1.562%	12/1/17	14,250	14,255
1 California GO PUT	1.370%	5/1/18	29,500	29,505
1 California GO PUT	1.692%	12/3/18	6,500	6,525
California GO PUT	4.000%	12/1/21	21,700	23,679
3 California GO TOB VRDO	1.070%	11/7/17	6,860	6,860
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	2.000%	3/1/18	5,980	5,998
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,191
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,516
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/21	850	918
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,376
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,634
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,095
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,030
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,619
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,139
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	750	854
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23	650	754
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24	1,000	1,183
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,000	54,916
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	8,000	9,347
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	856
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,580
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group) PUT	1.250%	10/1/20	6,400	6,373
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	25,225
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,031
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,958
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,965
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,993
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture
Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,168
1 California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture
Arts & Sciences Obligated Group) PUT	1.818%	11/1/20	20,000	20,143
3 California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture
Arts & Sciences Obligated Group) TOB VRDO	1.120%	11/7/17	6,670	6,670
1 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	2.618%	8/1/18	29,000	29,057
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.200%	4/1/18	31,500	31,507
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.200%	4/2/18	11,000	11,002
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.305%	4/1/20	9,375	9,416
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.305%	4/1/20	7,500	7,533
California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) PUT	1.750%	6/1/22	4,000	4,003

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,489
1 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	1.420%	4/2/18	14,000	14,003
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	135	156
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	415	484
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,102
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	563
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	957
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	725	853
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	800	951
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	600	719
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	2.000%	11/1/19	1,705	1,711
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20	800	825
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	985	1,137
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,890
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	350	394
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	250	288
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	600	705
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	350	417
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.100%	1/2/18	4,025	4,025
California Pollution Control Financing Authority Solid Waste Disposal Revenue (Recology Inc.
Project) VRDO	0.930%	11/7/17 LOC	30,950	30,950
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	421
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	399
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,202
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,486
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,838
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,694
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,688
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	15,270
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,753
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,558
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	10,898
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	5,981
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	1,912
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,230
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	17,641
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,872
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	5,944
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	5,701
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,217
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,171
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,278
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,373
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,763
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,182
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,000
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/18	11,710	11,788
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,017
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,627
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,599
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,248
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	8,110
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,152
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	2,959
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,326
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,221
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,991
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,775
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,829
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,768
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	5,000	5,934
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,505
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,158
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,172
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,723
California State University Systemwide Revenue PUT	4.000%	11/1/21	28,075	30,689
California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,494

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Pollution Control Revenue
	(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,247
3	California Statewide Communities Development Authority Revenue (Cottage Health System
	Obligated Group) TOB VRDO	1.070%	11/7/17	4,880	4,880
	California Statewide Communities Development Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/19	500	529
	California Statewide Communities Development Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/20	325	355
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	308
	California Statewide Communities Development Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/22	250	287
3	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	1.120%	11/7/17	6,630	6,630
	California Statewide Communities Development Authority Revenue (Redlands Community
	Hospital)	5.000%	10/1/19	1,110	1,175
	California Statewide Communities Development Authority Revenue (Redlands Community
	Hospital)	5.000%	10/1/22	170	192
	California Statewide Communities Development Authority Revenue (Redlands Community
	Hospital)	5.000%	10/1/23	965	1,105
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	905	906
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	5,134
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,004
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,310	2,379
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,768
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,074
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,258
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,667
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,000	2,287
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,125
[1,3] Eaton Vance California Municipal Bond Fund II		1.770%	7/1/19	8,250	8,250
	El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,255
	El Camino CA Healthcare District GO	5.000%	8/1/22	1,000	1,170
	El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,529
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,878
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	55,256
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22 (4)	450	517
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23 (4)	800	939
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24 (4)	675	805
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,506
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,222
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,082
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,967
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	5,980
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,330	3,645
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,750	3,083
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	4,665	5,318
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23	11,015	12,733
	Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,482
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,803
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,232
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,158
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,425
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	689
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	341
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	813
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,658
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	33,836
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,706
	Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,629
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,061
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,402
	Los Angeles CA GO	5.000%	9/1/19	5,000	5,363
	Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,067
	Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,494
	Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,066

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	18,979
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	24,862
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	23,091
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	16,286
Los Angeles CA Unified School District GO	5.000%	7/1/22	10,675	12,467
Los Angeles CA Unified School District GO	5.000%	7/1/23	40,000	47,766
Los Angeles CA Unified School District GO	5.000%	7/1/24	20,000	24,338
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	21,306
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	773
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,069
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	553
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,032
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,136
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,063
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,667
1 Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	2,995	2,995
1 Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	25,710	25,715
1 Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	15,290	15,293
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	770
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,191
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	532
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	827
Northern California Gas Authority No. 1 Revenue	1.525%	7/1/19	12,815	12,810
3 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.020%	11/7/17 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,599
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,601
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,620
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,069
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	3,013
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	6,650
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	512
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	903
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	1,926
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	50
3 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.020%	11/7/17	4,985	4,985
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	875
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	700	746
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	400	476
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	400	486
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	350	431
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,639
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,392
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20	13,145	14,644
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23	6,000	7,196
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24	5,000	6,114
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	350
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	2,660	2,740
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,137
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,652
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,266
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,165
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,140
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,025
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,064
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,101
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	568
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,145
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	564
Solano County CA Community College District GO	0.000%	8/1/25	4,250	3,890
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,064
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	657

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,054
Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,910
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,000
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/21	5,000	5,662
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	8,000	9,454
University of California Revenue	5.000%	5/15/18	2,000	2,044
University of California Revenue	5.000%	5/15/19	4,435	4,707
University of California Revenue	5.000%	5/15/21	2,725	3,087
University of California Revenue	5.000%	5/15/21	8,250	9,341
University of California Revenue PUT	1.400%	5/15/21	12,700	12,665
Washington Township CA Health Care District Revenue	5.000%	7/1/21	665	737
Washington Township CA Health Care District Revenue	5.000%	7/1/22	1,325	1,494
Washington Township CA Health Care District Revenue	5.000%	7/1/23	970	1,107
Washington Township CA Health Care District Revenue	5.000%	7/1/24	1,295	1,496
Washington Township CA Health Care District Revenue	5.000%	7/1/25	965	1,124
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,338
				2,288,990
Colorado (1.0%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21	1,345	1,537
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22	1,165	1,362
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23	1,265	1,506
Adams County CO COP	5.000%	12/1/21	1,000	1,139
Adams County CO COP	5.000%	12/1/22	1,250	1,452
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	378
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	251
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	296
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,197
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,710
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	1,225	1,415
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/24	1,000	1,164
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/25	1,245	1,459
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	17,596
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/23	27,000	31,565
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,066
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.090%	11/12/20	5,000	5,026
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	2.090%	11/12/20	7,500	7,538
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.100%	11/7/17 (Prere.)	18,750	18,750
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20	1,320	1,460
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21	1,655	1,876
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	680	787
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	1,350	1,563
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21	350	365
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22	400	420
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23	750	825
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24	750	831
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	653
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,241
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,000	1,064
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,230
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,618
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	2,000	2,311
1 Colorado Public Highway Authority Revenue PUT	1.725%	9/1/19	3,000	3,019
1 Colorado Public Highway Authority Revenue PUT	1.880%	9/1/21	3,000	3,044
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,103
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,081
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,232
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,190
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	631
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	648
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	508
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	484
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,411
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,000	22,403
1 Denver CO City & County Airport Revenue PUT	1.725%	11/15/19	15,905	16,019

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,643
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,545	1,649
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,918
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,000	1,099
Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association
Inc.) PUT	2.000%	10/3/22	13,500	13,437
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,120
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,418
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,785	3,052
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,191
Regional Transportation District of Colorado COP	5.000%	6/1/22	7,400	8,507
3 Regional Transportation District of Colorado COP TOB VRDO	0.970%	11/7/17 LOC	8,000	8,000
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,046
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,652
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,061
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	20,000	22,469
				254,331
Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,964
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,397
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,281
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,606
Connecticut GO	0.990%	11/7/17	13,315	13,315
1 Connecticut GO	1.270%	1/1/18	4,905	4,905
1 Connecticut GO	1.340%	3/1/18	2,500	2,501
1 Connecticut GO	1.800%	4/15/18	6,750	6,768
Connecticut GO	5.000%	6/1/18	14,955	15,285
Connecticut GO	5.000%	7/15/18	10,000	10,266
1 Connecticut GO	1.800%	8/15/18	3,000	3,015
Connecticut GO	5.000%	11/1/18	1,000	1,037
1 Connecticut GO	1.410%	3/1/19	2,300	2,306
1 Connecticut GO	1.470%	3/1/19	2,000	2,007
1 Connecticut GO	2.020%	4/15/19	6,000	6,069
1 Connecticut GO	2.020%	5/15/19	5,000	5,058
Connecticut GO	5.000%	6/1/19	34,265	36,192
1 Connecticut GO	1.840%	9/15/19	4,000	4,042
1 Connecticut GO	1.570%	3/1/20	7,500	7,497
Connecticut GO	5.000%	6/15/20	17,975	19,551
Connecticut GO	5.000%	12/15/20	5,865	6,467
Connecticut GO	5.000%	3/15/21	7,035	7,777
Connecticut GO	5.000%	11/15/21	7,075	7,938
Connecticut GO	5.000%	3/15/22	9,620	10,856
Connecticut GO	5.000%	11/15/22	12,535	14,315
3 Connecticut GO TOB VRDO	0.960%	11/1/17 LOC	25,600	25,600
3 Connecticut GO TOB VRDO	1.020%	11/7/17	2,000	2,000
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University
System)	5.000%	11/1/21	2,080	2,338
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University
System)	5.000%	11/1/22	2,135	2,443
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University
System)	5.000%	11/1/23	2,295	2,663
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,587
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,524
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	951
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,428
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,264
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,663
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	19,999
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,066
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,334
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	1,994
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,849
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,501
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	54,999
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,073
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,000	32,370
1 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.378%	7/1/19	15,000	15,002
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,985	2,088
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	6,765	7,225

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	4,110	4,309
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	10,975	11,636
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	11,295	12,196
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47	10,000	10,861
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,767
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,529
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,269
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,473
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	12,704
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	220
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	463
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,567
New Haven CT GO	5.000%	8/15/18 (ETM)	265	273
New Haven CT GO	5.000%	8/15/18 (4)	2,735	2,812
New Haven CT GO	5.000%	8/15/19 (ETM)	285	303
New Haven CT GO	5.000%	8/15/19 (4)	2,215	2,344
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,179
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,624
New Haven CT GO	5.000%	8/15/21 (4)	1,500	1,662
University of Connecticut GO	5.000%	2/15/22	10,250	11,534
University of Connecticut GO	5.000%	2/15/22	2,940	3,308
				571,409
Delaware (0.3%)
Delaware GO	5.000%	10/1/18	3,540	3,668
Delaware GO	5.000%	7/1/21	15,510	17,574
Delaware GO	3.000%	8/1/26	2,265	2,410
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18	6,155	6,194
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	3,923
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	243
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,777
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	277
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,545
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	369
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,408
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	335	379
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,500	2,900
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,295	3,905
New Castle County DE GO	5.000%	10/1/21	7,575	8,651
New Castle County DE GO	5.000%	10/1/22	7,995	9,353
				68,576
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/22	1,750	2,026
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,000	1,096
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,700	1,953
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,350	1,581
3 District of Columbia Hospital Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	10,150	10,150
1 District of Columbia Income Tax Revenue	1.220%	12/1/17	11,275	11,278
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,473
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,733
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,618
District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22	5,330	5,941
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	930	1,043
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	1,400	1,608
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	2,250	2,635
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,000	1,115
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,149
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	1,965	2,281
District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.920%	11/7/17 LOC	14,265	14,265
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/18	500	505
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/19	255	259
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	12,827
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,157
				93,693
Florida (3.6%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,256
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	540
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,107
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,131
Broward County FL Airport System Revenue	5.000%	10/1/19	500	536

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Airport System Revenue	5.000%	10/1/19	750	804
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,171
Broward County FL Airport System Revenue	5.000%	10/1/21	480	545
3 Broward County FL Airport System Revenue TOB VRDO	0.960%	11/7/17 LOC	23,500	23,500
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,514
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,640
Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22 (4)	1,240	1,261
Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23 (4)	1,090	1,110
Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24 (4)	1,490	1,514
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,634
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,133
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	29,750	33,780
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/18	36,770	37,582
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/19	19,465	20,588
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/22	5,050	5,815
Duval County FL School Board COP	5.000%	7/1/20	750	821
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,147
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,179
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,522
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21	225	254
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22	300	346
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23	275	323
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	11,498
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	3,698
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	17,922
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	19,351
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	14,480	16,757
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	8,811
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	9,581
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/22	4,510	5,212
Florida Keys Aqueduct Authority Water Revenue VRDO	0.930%	11/7/17 LOC	4,750	4,750
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	551
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	7,922
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	962
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,248
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,676
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,592
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,500	4,234
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,000	6,114
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	2,998
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,634
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,876
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,631
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,717
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,953
4 Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,595	3,075
4 Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,654
Gainesville FL Utilities System Revenue VRDO	0.950%	11/7/17	36,165	36,165
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/21	330	375
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22	575	666
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24	910	1,088
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	868
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	829
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	2,390	2,658
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	389
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,000	1,134
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	894
Halifax Hospital Medical Center Florida Hospital Revenue VRDO	0.930%	11/7/17 LOC	21,125	21,125
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,225
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	9,886
Hillsborough County FL School Board COP	5.000%	7/1/22	700	808
Hillsborough County FL School Board COP	5.000%	7/1/23	850	999
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,165
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,200	2,427
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,700	1,925
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,500	1,735

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,687
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,478
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,210
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/18	3,125	3,239
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,768
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	3,105	3,615
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,243
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,981
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20	810	891
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21	735	827
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22	770	884
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,917
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24	1,750	2,064
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25	1,665	1,973
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,988
Jacksonville FL Special Revenue	5.000%	10/1/21	760	864
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,927
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,225
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,775
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,912
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,808
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21	365	411
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22	500	574
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23	1,200	1,401
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,782
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,264
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,000	1,139
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,749
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	822
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	3,046
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,792
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	576
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	325
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	394
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,152
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,756
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	437
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,272
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,130
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,050
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,016
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,769
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,645
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,250	2,522
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,128
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	745	859
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,861
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,063
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,326
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,460
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22	1,400	1,607
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23	1,000	1,169
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24	1,920	2,231
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	879
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,054
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,274
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,651
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,591
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	4,988
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,550	3,654
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	10,747
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,362
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,365
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	425	489
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23	9,340	10,928
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,328
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,000	2,125
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25	1,000	1,144
3 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.960%	11/7/17 (12)	23,750	23,750
3 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.060%	11/7/17	8,505	8,505

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.070%	11/7/17 (4)	11,735	11,735
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21 (4)	350	397
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22 (4)	400	462
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23 (4)	600	705
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	2,975	3,111
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23	1,000	1,044
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,441
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,880
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,794
Orange County FL Tourist Development Revenue	5.000%	10/1/25	4,575	5,579
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	2,855
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	9,227
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,001
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	11,383
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25 (4)	1,195	1,392
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,867
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,205
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,768
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,284
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,250	1,466
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,000	1,190
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	800	963
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	5,903
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	11,975	13,216
Orlando FL Utility Commission Utility System Revenue VRDO	0.920%	11/7/17	3,750	3,750
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	769
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,045
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	880	961
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,301
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	648
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	2,896
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,622
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	827
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,086
Palm Beach County FL School Board COP	5.000%	8/1/23	2,000	2,354
Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	16,363
Pinellas County FL Health Facilities Authority Revenue (Baycare Health System) VRDO	0.920%	11/7/17 LOC	20,600	20,600
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	993
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	988
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	981
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,243
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,199
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,529
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	262
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	750	863
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	585
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,095
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,095
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	823
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	462
Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	4,107
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,383
Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,500	2,993
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	776
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,868
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22	750	831
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,123
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,416
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,704
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	3,805
South Florida Water Management District COP	5.000%	10/1/21	1,750	1,981
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,309
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,516
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,869
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/19	2,390	2,556
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/19	2,360	2,524

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/20	2,830	3,109
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/20	1,185	1,302
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/21	2,090	2,359
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/21	1,500	1,693
Tallahassee FL Energy System Revenue	5.000%	10/1/23	450	534
Tallahassee FL Energy System Revenue	5.000%	10/1/24	450	544
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,000	1,223
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,510	1,718
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	510	586
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,810
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	732
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,355
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,655
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,861
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,166
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	1,675	1,926
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,251
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,019
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,817
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/23	755	885
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,374
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,662
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	508
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	865
				907,292
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,520	2,536
Atlanta GA Airport Revenue	5.000%	1/1/18	500	503
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	8,554
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,749
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,302
Atlanta GA Airport Revenue	5.000%	1/1/21	750	835
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,281
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,917
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	2,972
1 Atlanta GA Water & Wastewater Revenue PUT	2.331%	11/1/18	47,300	47,516
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	14,256
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	9,211
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,820
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	10,437
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.700%	8/23/18	12,750	12,839
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Bowen Project) PUT	2.050%	11/19/21	2,650	2,646
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/23	500	586
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/24	345	411
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/26	590	716
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.800%	4/3/18	5,250	5,255
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.300%	5/3/18	5,000	4,993
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	3,500	3,519
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	10,000	10,056
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	7,500	7,542
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.200%	4/2/19	10,000	10,056
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	5,500	5,486

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.850%	8/22/19	4,500	4,489
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.650%	6/18/21	15,000	14,652
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	2.050%	11/19/21	1,600	1,597
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,156
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	447
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,148
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,484
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	939
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,016
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,270
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	263
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	380
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22	500	569
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23	400	463
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	500	588
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,023
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,067
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,641
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,121
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,036
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,394
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,073
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,383
Douglas County GA GO	5.000%	4/1/21	1,500	1,683
Douglas County GA GO	5.000%	4/1/22	750	862
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	405	461
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	345	399
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	500	588
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,900	1,967
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,045	1,128
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,635	1,774
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	1,130	1,231
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/21	1,000	1,110
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/21	700	780
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/22	550	628
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/23	500	580
1 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project) PUT	1.870%	2/18/20	17,575	17,529
3 Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project) TOB VRDO	1.070%	11/7/17	5,900	5,900
Georgia GO	5.000%	7/1/18	2,340	2,402
Georgia GO	4.000%	11/1/18	11,000	11,325
Georgia GO	5.000%	12/1/18	7,800	8,134
Georgia GO	5.000%	9/1/20	10,100	11,168
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	2,645	2,787
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	3,621
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,040
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	4,790	5,143
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	807
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21 (15)	2,665	2,950
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,000	11,321
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	315	367
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,349
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	3,962
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,070
Georgia Road & Tollway Authority GAN	5.000%	6/1/19 (Prere.)	25,760	27,313
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	18,900
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,882
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,170	18,172

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	748
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	500	586
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	450	537
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	475	573
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,590	2,744
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20	3,335	3,644
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,000	5,613
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/21	2,500	2,803
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/22	2,500	2,863
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22	375	411
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	370	428
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	530	623
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,573
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,086
Gwinnett County GA School District GO	5.000%	2/1/22	10,000	11,506
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,463
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22	300	341
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	325	376
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	450	529
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	1,911
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,220
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,310	1,372
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	3,180	3,500
Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company
Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,622
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,061
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,077
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	40,635	43,633
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,612
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	165	182
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,340	2,584
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,374
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	8,985	10,122
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,179
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	2,869
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,406
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,435	2,794
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,500
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,450	1,500
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,605	3,980
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,069
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,605
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,000	1,101
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,723
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,152
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,110
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,363
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,100	1,271
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,000	1,178
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/21	1,550	1,741
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/22	1,000	1,146
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/23	1,080	1,261
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/24	1,490	1,764
				586,781
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000%	1/1/18	350	352
Guam Government Business Privilege Tax Revenue	5.000%	11/15/18	1,105	1,142
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	2,095	2,261
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,700	1,869
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,676
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	2,405	2,627
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	1,095	1,233
Guam Government Business Privilege Tax Revenue	5.000%	1/1/25	430	466
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	681

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,080
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	652
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,544
	Guam Power Authority Revenue	5.000%	10/1/18	475	488
	Guam Power Authority Revenue	5.000%	10/1/20	520	560
					16,631
Hawaii (1.4%)
	Hawaii County HI GO	5.000%	9/1/22	1,330	1,545
	Hawaii County HI GO	5.000%	9/1/22	1,275	1,482
	Hawaii County HI GO	5.000%	9/1/23	1,200	1,422
	Hawaii County HI GO	5.000%	9/1/23	1,785	2,115
	Hawaii County HI GO	5.000%	9/1/23	1,395	1,653
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.370%	5/29/18	4,625	4,625
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.370%	5/29/18	2,390	2,390
	Hawaii GO	5.000%	12/1/18	17,250	17,978
	Hawaii GO	5.000%	6/1/19	6,960	7,383
	Hawaii GO	5.000%	6/1/19	2,370	2,514
	Hawaii GO	5.000%	8/1/19	3,735	3,985
	Hawaii GO	5.000%	8/1/19	3,500	3,734
	Hawaii GO	5.000%	11/1/19	11,960	12,869
	Hawaii GO	5.000%	11/1/19	40,725	43,821
	Hawaii GO	5.000%	12/1/19	5,000	5,396
	Hawaii GO	5.000%	8/1/20	10,985	12,091
	Hawaii GO	5.000%	8/1/20	13,905	15,305
	Hawaii GO	5.000%	8/1/21	7,610	8,621
	Hawaii GO	5.000%	8/1/21	7,000	7,930
	Hawaii GO	5.000%	8/1/22	6,000	6,962
	Hawaii GO	5.000%	8/1/22	2,500	2,901
	Hawaii GO	5.000%	10/1/22	9,000	10,482
	Hawaii GO	5.000%	10/1/22	7,000	8,153
	Hawaii GO	5.000%	10/1/22	2,500	2,912
	Hawaii GO	5.000%	10/1/22	5,500	6,406
	Hawaii GO	4.000%	5/1/23	2,000	2,252
	Hawaii GO	5.000%	5/1/23	5,055	5,956
	Hawaii GO	5.000%	10/1/23	3,625	4,309
	Hawaii GO	5.000%	10/1/23	1,075	1,278
	Hawaii GO	5.000%	10/1/23	5,000	5,943
	Hawaii GO	4.000%	5/1/24	3,950	4,496
	Hawaii GO	5.000%	5/1/24	13,040	15,641
	Hawaii GO	5.000%	10/1/24	6,580	7,948
	Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,059
	Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,082
	Hawaii Housing Finance and Development Corp. Multi-Family Housing Revenue VRDO	0.940%	11/7/17 LOC	16,280	16,280
	Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,795
	Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,156
	Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,455
	Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,704
	Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,562
	Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,113
	Honolulu HI City & County GO	5.000%	9/1/23	1,800	2,136
	Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,530
	Honolulu HI City & County GO	5.000%	9/1/25	3,260	3,989
1	Honolulu HI City & County GO PUT	1.220%	9/1/20	5,500	5,500
1	Honolulu HI City & County GO PUT	1.220%	9/1/20	7,000	7,000
1	Honolulu HI City & County GO PUT	1.230%	9/1/20	7,500	7,500
1	Honolulu HI City & County GO PUT	1.240%	9/1/20	5,750	5,750
1	Honolulu HI City & County GO PUT	1.240%	9/1/20	5,000	5,000
1	Honolulu HI City & County GO PUT	1.240%	9/1/20	7,500	7,500
1	Honolulu HI City & County GO PUT	1.240%	9/1/20	6,250	6,250
[1,3] Honolulu HI City & County GO TOB PUT		0.970%	11/23/17	11,805	11,805
					349,664
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,548
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,277
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,327
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,400	5,220
	Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,500	2,936
	Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,000	2,388
					20,696

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (5.9%)
Chicago IL Board of Education GO	5.000%	12/1/17 (2)	4,025	4,033
Chicago IL Board of Education GO	5.000%	12/1/17 (ETM)	395	396
Chicago IL Board of Education GO	5.000%	12/1/17	1,540	1,542
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	1,000	974
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	510	519
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,505
Chicago IL Board of Education GO	5.000%	12/1/18	795	809
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,119
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	256
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	250	259
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,104
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,100	1,158
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,009
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,880
Chicago IL Board of Education GO	5.000%	12/1/21	2,460	2,478
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,601
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,500	1,237
Chicago IL Board of Education GO	5.250%	12/1/23 (4)	250	259
Chicago IL Board of Education GO	5.250%	12/1/23	270	272
Chicago IL Board of Education GO	5.250%	12/1/24	145	146
Chicago IL Board of Education GO	5.250%	12/1/26	3,390	3,399
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	11,626
Chicago IL Board of Education GO	9.000%	3/1/35	6,250	6,280
1 Chicago IL Board of Education GO PUT	9.000%	3/1/32	8,960	9,009
Chicago IL GO	5.000%	12/1/19	235	247
Chicago IL GO	5.000%	1/1/20	100	105
Chicago IL GO	5.000%	1/1/21	145	156
Chicago IL GO	5.000%	1/1/21	195	209
Chicago IL GO	5.000%	1/1/21	785	843
Chicago IL GO	5.000%	12/1/21	500	533
Chicago IL GO	5.000%	1/1/22	15,005	16,269
Chicago IL GO	5.000%	1/1/23	770	843
Chicago IL GO	5.000%	1/1/23	18,500	20,266
Chicago IL GO	0.000%	1/1/24 (14)	1,000	817
Chicago IL GO	5.000%	1/1/24	1,000	1,100
Chicago IL GO	5.000%	1/1/26	2,750	3,013
Chicago IL GO	5.000%	1/1/26	160	175
Chicago IL GO	5.000%	1/1/27	200	204
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,058
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,197
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	5,066
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	5,786
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,236
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	2,050	2,062
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,258
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,470	1,532
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,043
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	16,500	17,776
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,309
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,175	4,632
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	555
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	3,000	3,328
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	600	666
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	9,700	11,044
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,281
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	3,600	4,099
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	700	797
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,440	1,640
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	750	872
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	8,141
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,279
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,010	1,175
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,930	2,245
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	2,270	2,640
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,400	1,658
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	10,445	12,346
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,910	3,440
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,575	1,862
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,385	2,819

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	750	899
Chicago IL Park District GO	4.000%	1/1/18	500	502
Chicago IL Park District GO	4.000%	1/1/19	100	102
Chicago IL Park District GO	5.000%	1/1/22	400	449
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,123
Chicago IL Park District GO	5.000%	1/1/22	125	140
Chicago IL Park District GO	5.500%	1/1/22	1,115	1,161
Chicago IL Park District GO	5.000%	1/1/23	400	457
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,447
Chicago IL Park District GO	5.000%	1/1/24	550	638
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,278
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,206
Chicago IL Public Building Commission Revenue	5.250%	12/1/18 (14)	4,115	4,253
Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19	1,250	1,299
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,358
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,840	2,047
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,000	1,110
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,090	3,494
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,837
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	9,205	10,562
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	5,000	5,760
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	5,000	5,807
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	1,250	1,453
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	4,000	4,672
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	1,500	1,752
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22	9,820	10,985
3 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.020%	11/7/17	31,665	31,665
3 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.020%	11/7/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,098
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,243
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,489
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,615
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,620
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,300
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	3,120
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,164
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,134
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,186
Chicago IL Water Revenue	5.000%	11/1/18	675	700
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	801
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,753
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,350
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,623
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,640
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	13,933
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,004
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,040
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,662
Cook County IL GO	5.000%	11/15/18	2,000	2,073
Cook County IL GO	5.000%	11/15/19	1,500	1,595
Cook County IL GO	5.000%	11/15/19	215	229
Cook County IL GO	5.000%	11/15/20	1,500	1,634
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/18	1,615	1,664
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19	2,380	2,510
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20	2,475	2,663
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21	2,575	2,814
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22	2,680	2,961
Elk Grove Village IL GO	3.000%	1/1/23	500	530
Elk Grove Village IL GO	3.000%	1/1/24	550	584
Elk Grove Village IL GO	3.000%	1/1/25	560	595
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,025
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,061
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,064
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,256
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,152
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	2,550	2,517
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.220%	5/29/18	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	27,295	28,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,314
3 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.940%	11/7/17	27,065	27,065

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22	700	808
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23	750	880
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24	1,330	1,580
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	3,018
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	831
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,149
Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26	1,000	1,127
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	240
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,169
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,147
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	535
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,062
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/24	4,000	4,746
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/24	1,465	1,752
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/25	2,000	2,410
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	428
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	296
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21	375	409
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22	350	389
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23	500	561
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24	565	640
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22	1,035	1,055
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,122
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,489
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,611
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21	5,510	6,174
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26	680	800
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,000	5,682
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,127
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,699
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20	875	949
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	2,560	2,816
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,239
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,605	2,964
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,585	1,810
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,120	1,248
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,331
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,809
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,605
1 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.215%	5/1/21	2,500	2,515
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,328
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,428
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,620
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,083
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	536
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,101
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,128
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,149
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,116
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,268
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	1,008
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24	1,200	1,386
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25	595	695
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21	700	764
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22	1,000	1,106
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23	1,500	1,678
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,080
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,378
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,286
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,869
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	7,736
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,495	6,516
Illinois GO	5.000%	11/1/17	8,225	8,225
Illinois GO	5.000%	1/1/18	1,000	1,006
Illinois GO	5.000%	1/1/18	1,000	1,006
Illinois GO	5.000%	2/1/18	16,040	16,174
Illinois GO	5.000%	4/1/18	2,875	2,915
Illinois GO	5.000%	5/1/18	8,250	8,388
Illinois GO	5.000%	8/1/18	29,795	30,539
4 Illinois GO	5.000%	11/1/18	20,000	20,651

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	11/1/18	8,600	8,885
Illinois GO	5.000%	1/1/19	700	726
Illinois GO	5.000%	1/1/19	3,305	3,427
Illinois GO	5.250%	1/1/19	8,635	8,978
Illinois GO	5.000%	2/1/19	9,680	10,061
Illinois GO	5.000%	2/1/19	1,575	1,637
Illinois GO	5.000%	4/1/19	3,375	3,525
Illinois GO	5.000%	4/1/19	2,500	2,611
Illinois GO	5.000%	8/1/19	26,625	28,069
Illinois GO	4.000%	9/1/19	2,000	2,077
Illinois GO	5.000%	11/1/19	10,000	10,595
Illinois GO	5.000%	2/1/20	4,850	5,097
Illinois GO	5.000%	2/1/20	3,055	3,210
Illinois GO	5.000%	3/1/20	10,690	11,251
Illinois GO	5.000%	4/1/20	2,025	2,135
Illinois GO	5.000%	5/1/20	24,500	25,864
Illinois GO	5.000%	7/1/20	12,500	13,234
Illinois GO	5.000%	8/1/20	1,260	1,336
Illinois GO	5.000%	8/1/20 (4)	6,500	6,976
Illinois GO	4.000%	9/1/20	1,520	1,573
4 Illinois GO	5.000%	11/1/20	45,230	48,150
Illinois GO	5.000%	1/1/21 (4)	8,425	8,889
Illinois GO	5.000%	2/1/21	10,000	10,633
Illinois GO	5.000%	2/1/21	4,100	4,360
Illinois GO	5.000%	4/1/21	3,390	3,613
Illinois GO	5.000%	4/1/21	8,600	9,165
Illinois GO	5.000%	5/1/21	17,000	18,138
4 Illinois GO	5.000%	11/1/21	40,000	42,918
Illinois GO	5.000%	1/1/22	100	104
Illinois GO	5.000%	7/1/22	4,325	4,663
Illinois GO	5.000%	8/1/22	7,000	7,554
4 Illinois GO	5.000%	11/1/22	18,800	20,319
Illinois GO	5.000%	11/1/22	8,200	8,865
Illinois GO	5.000%	1/1/23	19,200	20,747
Illinois GO	5.000%	2/1/23	7,000	7,569
4 Illinois GO	5.000%	11/1/23	15,000	16,289
Illinois GO	5.000%	1/1/24	19,200	20,761
4 Illinois GO	5.000%	11/1/24	15,000	16,257
Illinois GO	5.000%	4/1/25	4,170	4,516
Illinois GO	5.000%	3/1/26 (4)	1,125	1,233
Illinois GO	5.000%	4/1/26 (4)	1,500	1,649
Illinois GO	5.000%	5/1/26	6,275	6,754
Illinois Housing Development Authority Multi-Family Housing Revenue (J. Michael Fitzgerald
Apartments Project) PUT	0.900%	1/1/18	5,125	5,124
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	14,973
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	16,309
Illinois Sales Tax Revenue	4.000%	6/15/21	255	264
3 Illinois Sales Tax Revenue TOB VRDO	1.280%	11/7/17 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,395	1,210
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	7,446
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,500	10,772
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,520
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,286
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,044
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	21,660
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,399
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	22,202
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,562
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,083
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,000	3,222
Illinois Toll Highway Authority Revenue VRDO	0.930%	11/7/17	19,220	19,220
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,664
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,561
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23	550	641
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	5,149
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,616
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,341
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	15,283
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,255
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	100	83

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,176
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,500	3,761
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,940	2,948
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	875	966
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/23	3,890	4,269
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	26,320	28,338
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22	1,000	1,149
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23	2,210	2,577
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,290	1,526
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,917
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,242
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,221
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	681
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	732
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,024
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,089
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,215
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,639
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,755
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,284
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24	2,655	2,863
University of Illinois COP	5.000%	8/15/20	5,000	5,385
University of Illinois COP	5.000%	10/1/20	3,850	4,158
University of Illinois COP	5.000%	8/15/21	5,000	5,500
Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,286
				1,469,667
Indiana (1.2%)
Avon IN Community School Building Corp	5.000%	7/15/21	1,505	1,691
Avon IN Community School Building Corp. Revenue	5.000%	1/15/21	2,325	2,579
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21	200	225
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22	250	288
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23	250	293
Ball State University Student Fee Indiana Revenue	5.000%	7/1/21	500	564
Ball State University Student Fee Indiana Revenue	5.000%	7/1/22	225	259
Ball State University Student Fee Indiana Revenue	5.000%	7/1/23	525	616
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21 (15)	3,155	3,486
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22 (15)	3,370	3,802
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23 (15)	3,535	4,036
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	54
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.050%	12/1/17	3,750	3,749
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/21	2,380	2,472
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/22	1,500	1,735
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	934
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	10,573
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,240
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,107
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,324
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,839
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,120
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,144
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,740
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19	700	753
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20	600	665
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21	500	567
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22	750	869
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/23	1,200	1,411
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/24	1,000	1,193
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/25	1,410	1,696
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,545
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,881
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,800

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	835
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,048
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,402
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21	250	271
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22	250	286
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	847
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23	700	815
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,035
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	359
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	924
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	413
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,894
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	430
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,150
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	34,240
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,100	2,087
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	2,765	2,762
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,215	4,203
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,590	4,578
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20	4,615	4,603
Indiana Housing & Community Development Authority Revenue (Edgewood Group Apartment
Project) PUT	1.150%	3/1/18	5,425	5,425
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,510
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	19,767
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,023
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,118
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,591
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,957
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,479
3 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.040%	11/7/17	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	904
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	548
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,590
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,652
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,080
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,422
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	964
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,504
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,013
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,599
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,701
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,802
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22	2,660	2,952
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23	3,450	3,847
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23	3,125	3,507
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24	2,910	3,282
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24	2,130	2,415
Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25	4,070	4,628
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,175
				292,822
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	5,954
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,310
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	15,135	15,685
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,680
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	13,030
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	10,671
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	11,638
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,303
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	440
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	475
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	564
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,050
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,313
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,672
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	355
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	378
				84,518

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.4%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23	1,500	1,686
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24	1,535	1,744
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	552
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	557
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,215
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	679
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	750	850
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	1,795	2,034
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/22	1,000	1,160
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	888
1 Kansas Department of Transportation Highway Revenue	1.148%	9/1/18	3,500	3,499
1 Kansas Department of Transportation Highway Revenue	1.228%	9/1/19	3,000	3,004
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,048
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,207
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	19,743
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,288
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	20,081
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,420	19,442
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,475
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22	180	206
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23	300	350
University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24	275	327
Wichita KS GO	1.100%	10/13/18	3,715	3,716
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,132
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,339
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,210
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22	1,000	1,149
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23	1,200	1,404
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	535
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,565	1,721
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	865
				101,106
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21	540	574
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22	565	630
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23	765	867
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24	680	782
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,807
Kenton County KY Airport Revenue	5.000%	1/1/20	700	753
Kenton County KY Airport Revenue	5.000%	1/1/21	700	774
Kenton County KY Airport Revenue	5.000%	1/1/22	750	849
Kenton County KY Airport Revenue	5.000%	1/1/23	500	575
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,578
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,985	4,369
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,405	9,800
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,000	1,123
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	750	863
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/24	1,000	1,031
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.740%	2/1/20	25,000	24,915
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,638
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,375	1,523
Kentucky Economic Development Finance Authority Solid Waste Revenue (Republic Services Inc.
Project) PUT	1.000%	12/1/17	2,500	2,500
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,564
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,025	6,752
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,856
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,840	17,742
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	5,153
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,060	17,206
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,563
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	19,850	19,889
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	1,165	1,278

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,470
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/22	1,750	2,002
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/19	250	265
Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	50,000	50,045
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21	1,900	2,047
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22	1,900	2,081
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23	2,500	2,775
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24	3,725	4,157
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25	2,500	2,802
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26	2,100	2,353
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27	1,920	2,149
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,116
				216,216
Louisiana (1.1%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,556
1 East Baton Rouge Parish LA Sewer Commission Revenue PUT	1.365%	8/1/18	23,475	23,475
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,061
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,263
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/24 (4)	500	599
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/25 (4)	500	606
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,100
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,128
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,606
Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	355
Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	649
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	607
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	8,725
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,613
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,598
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,445	1,698
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,370	2,836
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,500	1,820
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.335%	5/1/18	12,500	12,492
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.414%	5/1/18	8,000	7,998
Louisiana GO	5.000%	10/1/21	3,335	3,785
Louisiana GO	5.000%	5/1/22	10,320	11,861
Louisiana GO	5.000%	5/1/22	2,800	3,218
Louisiana GO	5.000%	9/1/22	4,000	4,632
Louisiana GO	5.000%	10/1/23	11,640	13,756
Louisiana GO	5.000%	7/15/24	3,050	3,491
Louisiana GO	5.000%	10/1/24	12,240	14,670
Louisiana GO	5.000%	10/1/25	12,865	15,583
Louisiana GO	5.000%	10/1/26	6,750	8,242
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,356
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,059
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,449
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,236
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,930	2,182
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,280	2,630
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	5,000	5,851
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	2,265	2,641
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	4,365	5,166
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	2,370	2,805
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue	5.000%	10/1/25 (15)	4,300	5,149
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22	1,000	1,051
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23	1,000	1,162

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24	1,000	1,176
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25	2,075	2,309
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,493
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	329
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	502
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	398
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	600	694
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	600	705
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	700	827
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,075
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,322
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,204
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	154
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	174
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	236
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	120
New Orleans LA GO	5.000%	12/1/18	4,065	4,225
New Orleans LA GO	5.000%	12/1/20	1,400	1,546
New Orleans LA GO	5.000%	12/1/21	1,200	1,359
New Orleans LA GO	5.000%	12/1/22	700	807
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	511
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	570	602
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	335
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,818
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	399
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	406
New Orleans LA Water Revenue	5.000%	12/1/20	400	440
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,720
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,540
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,628
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,375	9,028
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,117
				263,959
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,825
Maine Governmental Facilities Authority Revenue	4.000%	10/1/24	680	767
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21	3,930	4,411
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22	1,425	1,634
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23	3,275	3,819
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24	1,000	1,186
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24	500	591
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25	595	666
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,500	3,732
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	5,000	5,413
				34,044
Maryland (4.1%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,785
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,342
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,630
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,698
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,941
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,474
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,706
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,734
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,961
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,624
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,683
Baltimore County MD GO	5.000%	2/1/18	2,900	2,928
Baltimore County MD GO	5.000%	2/1/18	9,000	9,088
Baltimore County MD GO	5.000%	2/1/20	2,100	2,280
Baltimore County MD GO	5.000%	10/15/21	10,400	11,852
Baltimore County MD GO	5.000%	2/1/23	6,950	7,984
Baltimore County MD GO	5.000%	8/1/23	3,700	4,386
Baltimore County MD GO	5.000%	8/1/25	3,000	3,497
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,365
Baltimore MD Project Revenue	5.000%	7/1/21	750	847
Baltimore MD Project Revenue	5.000%	7/1/21	520	588

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Baltimore MD Project Revenue	5.000%	7/1/22	550	636
Baltimore MD Project Revenue	5.000%	7/1/22	500	579
Baltimore MD Project Revenue	5.000%	7/1/23	550	649
Baltimore MD Project Revenue	5.000%	7/1/23	525	619
Howard County MD GO	5.000%	2/15/18	3,895	3,940
Howard County MD GO	5.000%	2/15/19	3,830	4,022
Howard County MD GO	5.000%	8/15/19	5,000	5,344
Howard County MD GO	5.000%	2/15/20	4,475	4,865
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,315
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	14,811
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,475	19,873
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,500	12,750
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	17,225
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,375	14,101
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,920	9,054
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	44,745
Maryland Department of Transportation Revenue	5.000%	11/1/22	10,000	11,658
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,255	13,159
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	19,944
Maryland Department of Transportation Revenue	4.000%	5/1/28	10,410	11,745
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,980
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	662
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	762
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,326
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,510
Maryland GO	5.000%	3/1/18	1,150	1,165
Maryland GO	5.250%	3/1/18	2,400	2,434
Maryland GO	5.000%	8/1/18	24,160	24,874
Maryland GO	5.000%	8/1/18	28,795	29,646
Maryland GO	5.000%	11/1/18	2,525	2,624
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	30,946
Maryland GO	5.000%	11/1/19	4,265	4,593
Maryland GO	4.500%	8/1/20	4,215	4,590
Maryland GO	5.000%	8/1/20	30,000	33,071
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,190
Maryland GO	4.000%	8/1/21	20,000	21,976
2 Maryland GO	5.000%	8/1/21	30,000	34,058
Maryland GO	5.000%	8/1/21	34,110	38,724
Maryland GO	5.000%	8/1/22	10,000	11,623
Maryland GO	5.000%	8/1/22	4,430	5,149
Maryland GO	5.000%	8/1/23	83,960	99,624
Maryland GO	5.000%	8/1/23	7,300	8,662
Maryland GO	5.000%	3/15/24	46,400	55,761
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,686
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	851
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	887
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,096
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.408%	5/15/18	4,650	4,650
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.428%	5/15/18	9,500	9,501
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,132
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,442
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,492
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,390
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,016
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,306
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,000	1,059
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	722
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	566
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,402
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical
Center)	5.000%	7/1/21	2,220	2,496
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,084

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,951
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,641
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,422
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,838
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,660
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	14,228
Montgomery County MD GO	5.000%	11/1/17	4,800	4,800
Montgomery County MD GO	5.000%	7/1/18	32,050	32,891
Montgomery County MD GO	5.000%	7/1/18	3,400	3,489
Montgomery County MD GO	5.000%	8/1/18	2,000	2,059
Montgomery County MD GO	5.000%	11/1/19	2,840	3,057
Montgomery County MD GO	5.000%	11/1/21	22,680	25,919
Montgomery County MD GO	5.000%	12/1/21	10,000	11,453
Montgomery County MD GO	5.000%	12/1/22	8,650	10,139
Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/23	2,195	2,615
Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/24	1,140	1,384
Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/25	2,510	3,086
Prince Georges County MD GO	5.000%	7/1/23	3,500	4,152
Prince Georges County MD GO	5.000%	9/15/23	18,950	22,592
Prince Georges County MD GO	5.000%	7/15/24	5,250	6,354
Prince Georges County MD GO	5.000%	9/15/24	20,825	25,278
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23	650	735
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	2,000	2,003
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,296
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,377
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,250	1,417
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	16,111
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	15,290	17,048
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	2,798
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,485
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,308
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21	1,840	2,058
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22	1,950	2,199
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23	2,060	2,350
				1,020,348
Massachusetts (3.5%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,283
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,260
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,357
Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.220%	5/29/18	29,190	29,190
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,277
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,186
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,560
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,287
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,297
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	446
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	450
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	833
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	962
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,736
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,830
3 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.990%	11/7/17 LOC	6,430	6,430
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,465
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,614
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,405
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,899
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	3,884
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,041
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,004
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,608
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,030	1,111
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	1,180	1,309
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,265	1,438
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,710	1,943

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,835	2,121
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	800	925
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	1,625	1,906
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,000	1,180
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/23	6,555	7,796
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	878
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.470%	1/30/18	8,705	8,709
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.400%	1/29/20	5,500	5,491
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,051
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,138
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,190
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,201
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,295
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21 (10)	200	228
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	625	697
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	683
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	435	496
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,737
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,173
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated
	Group)	5.000%	7/1/26	845	1,000
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,106
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,596
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,547
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	848
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,745
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,075
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,495
	Massachusetts GO	5.500%	11/1/17	2,100	2,100
	Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,267
1	Massachusetts GO	1.350%	1/1/18	10,000	10,000
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,631
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,667
	Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,219
	Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,066
	Massachusetts GO	5.000%	10/1/18	30,000	31,080
	Massachusetts GO	5.500%	10/1/18	4,955	5,156
	Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,614
	Massachusetts GO	5.000%	12/1/18	30,000	31,273
[1,3] Massachusetts GO		1.470%	2/1/19	62,500	62,901
	Massachusetts GO	5.500%	12/1/19 (14)	9,160	9,977
1	Massachusetts GO	1.520%	2/1/20	1,250	1,257
	Massachusetts GO	5.000%	4/1/20	45,000	49,068
	Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,957
	Massachusetts GO	5.000%	8/1/20	33,155	36,521
	Massachusetts GO	5.000%	8/1/21	40,500	45,899
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,500
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,947
	Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	17,333
2	Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	8,136
	Massachusetts GO	5.000%	7/1/22	3,235	3,745
	Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	4,086
	Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,674
	Massachusetts GO	5.000%	10/1/23	4,220	5,013
	Massachusetts GO PUT	1.050%	7/1/20	24,435	24,327
	Massachusetts GO PUT	1.700%	8/1/22	21,000	20,971
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,000
	Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical
	Center)	5.000%	7/15/22	500	501
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	3,990
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/22	5,000	5,319
3	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
	TOB VRDO	0.920%	11/1/17	42,400	42,400
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/20	960	1,039
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/21	1,415	1,530
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20	2,750	2,750
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	7,490	7,927
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	4,305	4,612

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	4,045	4,282
Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	2,000	1,998
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,383
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,026
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,160
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,653
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,332
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,978
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,434
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,089
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,130
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,032
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	4,804
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	17,656
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20 (Prere.)	6,000	6,618
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,205
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	7,520	8,026
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	4,290	4,578
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	5,000	5,333
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	930	992
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	3,210	3,423
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	1,370	1,461
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,429
Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	6,000	6,790
3 Massachusetts Water Resources Authority Revenue TOB VRDO	0.950%	11/7/17 LOC	6,200	6,200
Massachusetts Water Resources Authority Revenue VRDO	0.940%	11/7/17	20,915	20,915
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,387
University of Massachusetts Building Authority Revenue PUT	1.220%	5/29/18	9,290	9,290
				878,469
Michigan (2.4%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	117
Byron Center MI Public School District GO	5.000%	5/1/24	120	143
Byron Center MI Public School District GO	5.000%	5/1/25	100	120
Byron Center MI Public School District GO	5.000%	5/1/26	110	133
Byron Center MI Public School District GO	5.000%	5/1/27	200	244
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,084
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	517
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	675
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,349
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,612
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,185
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,906
East Lansing MI School District GO	5.000%	5/1/20	600	655
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,411
East Lansing MI School District GO	4.000%	5/1/23	390	435
East Lansing MI School District GO	4.000%	5/1/24	900	1,014
East Lansing MI School District GO	4.000%	5/1/26	425	481
Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,500	1,767
Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,917
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,332
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,140
3 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.120%	11/7/17 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	1,840	2,101
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,755	5,515
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21	500	556
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22	500	566
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23	500	575
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24	550	641
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,502
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,266
L’Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	734
L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,085
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,819
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	280
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,124
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,535
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,055
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,653
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,197

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,500	1,801
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,000	1,216
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,000	1,229
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	700	783
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	900	1,029
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	900	1,043
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,639
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,493
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	1,989
Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,151
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,005
Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,582
Michigan Finance Authority Revenue	5.000%	10/1/19	850	908
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,077
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,277
Michigan Finance Authority Revenue	5.000%	4/1/21	6,775	7,438
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	6,999
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,394
Michigan Finance Authority Revenue	5.000%	4/1/22	11,185	12,510
Michigan Finance Authority Revenue	5.000%	10/1/22	525	587
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,191
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,336
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,500	3,939
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,875
3 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.120%	11/7/17	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,250	1,279
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,143
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,631
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,176
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,111
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,021
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,704
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,383
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,739
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,309
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,527
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,282
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,256
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,228
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,373
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,112
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,500	1,699
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,288
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21	1,800	2,031
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22	2,010	2,316
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23	3,000	3,518
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	821
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,056
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	656
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	674
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	918
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	640
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	842
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,149
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	501
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	514
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,055
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	633
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,154
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,816
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,500	1,741
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	518
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,610
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,219
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	6,800	7,944
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,603
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,305	10,327
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,686
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,500	6,382
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,000	7,098

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	51,819
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	21,275
Michigan GAN	5.000%	3/15/20	6,000	6,516
Michigan GAN	5.000%	3/15/21	4,000	4,467
Michigan GAN	5.000%	3/15/22	2,500	2,860
Michigan GAN	5.000%	3/15/23	2,000	2,334
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,007
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,854
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,766
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,559
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,560	2,555
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,045
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	13,000	13,224
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	6,513
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,542
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,019
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	11,180	12,009
4 Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48	11,485	12,251
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	414
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,666
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,894
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,973
Michigan Strategic Fund Limited Obligation Revenue (Event Center Project) PUT	4.125%	1/1/19	5,000	5,074
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	4.000%	3/1/18	500	505
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/19	1,085	1,139
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/20	800	869
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/21	600	671
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,923
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,111
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,458
Oakland University MI Revenue	5.000%	3/1/23	425	491
Portage MI Public Schools GO	5.000%	11/1/20	750	829
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,055
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,601
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,604
Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,598
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,894
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,429
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,167
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,364
Royal Oak MI City School District GO	5.000%	5/1/21	600	674
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,597
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,318
University of Michigan Revenue	5.000%	4/1/21	1,000	1,124
University of Michigan Revenue	5.000%	4/1/22	600	692
University of Michigan Revenue	5.000%	4/1/23	500	589
1 University of Michigan Revenue PUT	1.350%	4/2/18	21,860	21,860
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,599
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,210
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	399
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,879
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	796
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	3,400	3,872
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	581
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,601
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	750	880
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,625	3,107
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,721
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	595
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,520	3,019
3 Wayne State University Michigan Revenue TOB VRDO	1.070%	11/7/17	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,000	1,134
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,921
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,991
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,893
				605,806

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.9%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,343
Hennepin County MN GO	5.000%	12/1/20	4,085	4,552
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	593
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,281
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,457
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	675	750
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	600	685
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	650	757
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/23	1,500	1,777
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/20	3,500	3,786
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	136
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	390
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	2,700	3,012
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,145
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	250	286
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	5,000	5,820
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	250	292
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	7,180	8,505
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	200	238
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	624
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	232
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	7,151
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	8,043
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,373
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,630
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	6,739
Minnesota GO	5.000%	8/1/18	8,375	8,622
Minnesota GO	5.000%	8/1/18	3,825	3,938
Minnesota GO	5.000%	8/1/18	3,000	3,088
Minnesota GO	5.000%	11/1/19	2,000	2,152
Minnesota GO	5.000%	8/1/21	6,000	6,802
Minnesota GO	5.000%	8/1/21	15,500	17,572
Minnesota GO	5.000%	8/1/22	12,900	14,980
Minnesota GO	5.000%	8/1/23	6,665	7,332
Minnesota GO	5.000%	10/1/23	3,685	4,385
Minnesota GO	4.000%	10/1/24	14,225	16,016
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	531
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	461
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	545
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47	6,940	7,491
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,163
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,395
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	8,612
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,775
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	587	667
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23	1,140	1,317
Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24	1,590	1,865
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,458
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,331
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,791
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,800	3,211
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	3.000%	11/15/19	760	786
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	4.000%	11/15/20	400	431
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	5.000%	11/15/21	500	567
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	5.000%	11/15/22	365	423
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	5.000%	11/15/23	730	860
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	5.000%	11/15/24	800	956
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health
Services Obligated Group)	5.000%	11/15/25	625	754

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/26	1,460	1,779
University of Minnesota Revenue	5.000%	12/1/17 (ETM)	10,000	10,033
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,826
University of Minnesota Revenue	5.000%	9/1/23	2,750	3,260
University of Minnesota Revenue	5.000%	12/1/23	3,500	4,167
University of Minnesota Revenue	5.000%	9/1/24	1,715	2,069
University of Minnesota Revenue	5.000%	12/1/24	5,010	6,068
				229,076
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,534
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,439
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,156
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,236
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,696
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,707
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/23	2,000	2,315
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/24	4,175	4,914
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/25	5,165	6,156
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,125	1,277
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,585	1,837
1 Mississippi GO PUT	1.157%	9/1/20	4,000	3,998
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,872
1 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.220%	8/15/20	7,875	7,895
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
Obligated Group)	5.000%	9/1/21	390	432
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care
Obligated Group) PUT	1.550%	1/9/18	1,550	1,549
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	600	707
				59,720
Missouri (0.8%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,541
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,801
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/22	350	365
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/23	750	777
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/24	2,345	2,407
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/22	600	662
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/23	1,675	1,872
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/24	1,740	1,967
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/25	1,450	1,654
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,109
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,091
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,270
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,502
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,312
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	866
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,219
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,000	2,317
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,698
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,634
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,547
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	2,904
Kansas City MO GO	4.000%	2/1/18	5,660	5,702
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,112
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,382
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/23	1,500	1,681
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,438

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,471
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,489
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,621
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,343
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,641
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	18,490
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,384
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis
College of Pharmacy Project)	5.000%	5/1/19	750	791
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis
College of Pharmacy Project)	5.000%	5/1/20	870	945
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis
College of Pharmacy Project)	5.000%	5/1/21	1,420	1,580
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,375	3,878
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	2,921
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,180
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,322
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/18	500	503
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/19	650	670
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	946
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	440
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,190	1,338
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,366
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	861
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	47,347
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	4,943
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,285	2,385
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	6,935
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,365	4,928
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,534
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,302
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	2,913
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,696
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,125	1,232
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,000	1,111
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,405
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,116
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,678
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,500	1,739
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	4,054
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,433
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,328
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	602
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,147
				203,838
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	25,031
Gallatin County MT High School District No. 7 GO	5.000%	6/1/23	490	578
Gallatin County MT High School District No. 7 GO	5.000%	12/1/23	515	613
Gallatin County MT High School District No. 7 GO	5.000%	6/1/24	510	612
Gallatin County MT High School District No. 7 GO	5.000%	12/1/24	680	823
Gallatin County MT High School District No. 7 GO	5.000%	6/1/25	565	689
Gallatin County MT High School District No. 7 GO	5.000%	12/1/25	900	1,105
Lewis & Clark County School District No. 1 GO	5.000%	7/1/23	550	646
Lewis & Clark County School District No. 1 GO	5.000%	7/1/24	770	920
Lewis & Clark County School District No. 1 GO	5.000%	7/1/25	375	455
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,431
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,629

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,399
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,519
					39,450
Multiple States (1.1%)
[1,3] Eaton Vance Municipal Bond Fund II		1.970%	7/1/19	4,975	4,975
3	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.050%	11/7/17 LOC	60,000	60,000
3	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.020%	11/7/17 LOC	75,700	75,700
3	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.010%	11/7/17 LOC	40,600	40,600
3	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.020%	11/7/17 LOC	77,100	77,100
3	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.020%	11/7/17	13,100	13,100
					271,475
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,582
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,442
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	11,812
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	57,000	61,205
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
	Health System)	4.000%	11/1/19	750	786
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
	Health System)	5.000%	11/1/20	1,400	1,534
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
	Health System)	5.000%	11/1/22	1,000	1,141
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,175	5,176
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
	Center Project)	5.000%	11/1/18	500	518
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
	Center Project)	4.000%	11/1/19	750	785
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
	Center Project)	4.000%	11/1/20	600	638
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,580
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,466
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23	1,030	1,194
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	1,370	1,384
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	2,020	2,057
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	2,305	2,345
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	4,005	4,221
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	9,125	9,603
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.920%	11/7/17	12,065	12,065
	Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,830	5,474
	Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,510
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,044
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,044
	Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,027
	Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	6,662
	Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,507
	Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,165
	Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,598
	Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,428
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,539
	Nebraska Public Power District Revenue	5.000%	1/1/24	1,740	2,068
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/19	2,000	2,087
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	7,994
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	7,153
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,645
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,085
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,855
	University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	8,966
	University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,539
	University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,309
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,508
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,130
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,620
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,736
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/20	1,255	1,372
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/22	1,135	1,310
					207,909
Nevada (0.4%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,087
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,261

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,065	32,878
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,979
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,000	1,197
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,000	1,214
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,000	1,229
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,522
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,289
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,380
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,000	3,457
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	23,970	24,086
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,290
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21	1,000	1,122
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22	1,550	1,776
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23	1,180	1,376
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,019
Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22	9,500	9,939
				107,101
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,680
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21	1,250	1,386
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22	900	1,014
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23	1,675	1,910
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,255
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,585
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,226
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,695	1,871
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,188
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	554
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,116
				23,785
New Jersey (4.9%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,248
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,853
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,882
Atlantic City NJ GO	5.000%	12/1/20	7,185	6,930
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	330
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,867
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,870
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	569
Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,422
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	346
Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,500
Atlantic City NJ GO	5.000%	3/1/25 (15)	800	934
Atlantic City NJ GO	5.000%	3/1/25 (4)	750	875
Atlantic City NJ GO	5.000%	3/1/26 (4)	615	724
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,188
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,706
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,577
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	3,077
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,252
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,287
[1,3] Eaton Vance New Jersey Municipal Bond Fund II	1.920%	7/1/19	8,675	8,675
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22 (15)	1,095	1,245
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,640
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,803
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	1,964
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,124
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,366

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,488
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25 (4)	1,315	1,583
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26 (4)	1,250	1,520
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,283
Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,187
Morris County NJ Improvement Authority Revenue	4.000%	5/1/22	1,000	1,113
New Jersey Building Authority Revenue	5.000%	6/15/18	405	413
New Jersey Building Authority Revenue	5.000%	6/15/23	160	179
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	14,581
New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	31,302
New Jersey Economic Development Authority Revenue	5.000%	6/15/20	1,000	1,073
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	5,405	5,909
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	2,000	2,186
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	69,391
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	10,000	11,061
New Jersey Economic Development Authority Revenue	5.000%	11/1/22	750	833
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,000	4,468
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	7,750	8,656
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	6,395	7,143
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	16,000	17,871
New Jersey Economic Development Authority Revenue	5.000%	6/15/24	4,000	4,503
New Jersey Economic Development Authority Revenue	5.000%	6/15/25	2,500	2,827
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,382
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	9,500	9,974
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,533
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,419
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	8,038
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,796
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	13,811
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	555	558
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,182
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	12/15/18	275	281
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	15,756
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,795	17,828
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	987
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,873
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20	2,500	2,682
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,231
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,259
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,567
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	15,144
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	150	163
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	830	914
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	290	313
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,412
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	425	467
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	100	113
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26	630	672
New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23	200	223
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/22	1,315	1,387
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,044
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	4,925	5,211
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20	405	431
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21	500	559
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22	730	834
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,157
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/19	275	288
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	519
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,223
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	5,486
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	15,510	17,598
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23	3,125	3,717
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21	280	312
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,659
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	10,255	10,501
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	1,500	1,536
New Jersey GO	5.000%	6/1/18	5,000	5,107

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.000%	8/15/19	8,395	8,921
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,887
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,451
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	113
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,025
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,951
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,550	2,919
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/18 (ETM)	2,230	2,244
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/18 (ETM)	1,375	1,384
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/18	2,000	2,051
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/19	2,000	2,122
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,105	2,368
3 New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)
TOB VRDO	0.970%	11/7/17 (12)	9,045	9,045
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	3.000%	7/1/19	150	154
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20	140	149
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21	220	246
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22	300	343
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23	240	280
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	3,000	3,557
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24	300	355
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25	250	298
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated
Group)	5.000%	7/1/26	2,390	2,896
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,110
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,697
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,300
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,046
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21	1,000	1,094
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22	1,500	1,668
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23	3,000	3,377
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital
Obligated Group)	5.000%	7/1/20	1,000	1,049
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/23	955	1,087
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,125
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,848
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,138
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,580
3 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.120%	11/7/17	5,000	5,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.930%	11/7/17	7,915	7,915
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	24,381
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	17,070
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	19,342
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	28,158
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,000	9,829
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	55,000	56,320
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	11,093
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	74,515	76,167
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,000	11,236
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	11,820
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,417
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,729
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,197
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,799
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.920%	12/15/19	41,000	40,804
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.120%	12/15/21	24,000	23,776
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,043
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	7,532
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	30,130
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,549
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	16,348
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	2,948
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19	850	886
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	33,213
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	200	214
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	15,726
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,497
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,376
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	850	946

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,750	4,220
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	1,000	1,132
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23	475	535
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23 (2)	230	264
1	New Jersey Turnpike Authority Revenue	1.470%	1/1/18	40,000	40,013
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (ETM)	145	157
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	605	653
1	New Jersey Turnpike Authority Revenue	1.208%	1/1/21	2,500	2,501
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,111
1	New Jersey Turnpike Authority Revenue	1.348%	1/1/22	3,495	3,492
1	New Jersey Turnpike Authority Revenue	1.348%	1/1/22	4,530	4,531
1	New Jersey Turnpike Authority Revenue PUT	1.328%	1/1/21	22,065	22,139
1	New Jersey Turnpike Authority Revenue PUT	1.618%	1/1/23	10,000	10,002
3	New Jersey Turnpike Authority Revenue TOB VRDO	0.970%	11/7/17 LOC	7,700	7,700
3	New Jersey Turnpike Authority Revenue TOB VRDO	1.070%	11/7/17 LOC	11,100	11,100
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,057
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,057
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,183
	Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,149
	Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	156,375	44,052
	Union County NJ GO	4.000%	2/15/19	4,255	4,413
	Union County NJ GO	4.000%	2/15/20	5,355	5,696
	Union County NJ GO	5.000%	2/15/21	5,615	6,287
	Union County NJ GO	5.000%	2/15/22	6,275	7,211
					1,230,965
New Mexico (0.6%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,199
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,545
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	1,982
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,244
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,279
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	6,168
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,358
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	2,250	2,606
	Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
	PUT	1.875%	4/1/20	19,000	19,168
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,012
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
	Healthcare Services)	5.000%	8/1/21	1,600	1,805
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.398%	2/1/18	5,000	4,999
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.448%	8/1/18	5,200	5,201
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.578%	8/1/19	56,525	56,647
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19	23,260	24,621
					143,834
New York (14.0%)
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21	500	568
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22	1,000	1,161
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,204
3	Battery Park City Authority New York Revenue TOB VRDO	0.960%	11/1/17 LOC	24,900	24,900
	Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,004
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22	500	570
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23	600	693
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,000	1,122
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,000	2,281
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,420	1,639
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,383
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,514
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26	450	520
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System
	Obligated Group)	5.000%	7/1/24	565	664
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21	300	336
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22	300	343
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23	350	406
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24	350	411
[1,3] Eaton Vance New York Municipal Bond Fund II		1.770%	7/1/19	5,750	5,750
	Hempstead NY Local Development Corp. Revenue (Molloy College)	3.000%	7/1/18	850	860
	Hempstead NY Local Development Corp. Revenue (Molloy College)	4.000%	7/1/19	1,000	1,043
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21	430	481
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23	1,435	1,666

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25	800	948
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18 (ETM)	2,000	2,039
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,587
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,427
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,466
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	2,000	2,315
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	868
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23	1,000	1,181
1 Long Island NY Power Authority Electric System Revenue PUT	1.515%	11/1/18	16,850	16,874
1 Long Island NY Power Authority Electric System Revenue PUT	1.745%	11/1/18	30,000	30,076
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/18	2,000	2,039
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/18	1,000	1,020
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/19	3,520	3,724
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/19	2,000	2,116
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/23	1,000	1,179
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/24	1,400	1,681
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/25	1,700	2,068
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	745	842
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,526
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	480	556
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,235
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,000	1,182
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,318
Nassau County NY GO	5.000%	4/1/20	14,340	15,590
Nassau County NY GO	5.000%	4/1/21	11,075	12,376
Nassau County NY GO	5.000%	1/1/22	9,685	11,010
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	6,125	6,474
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,047
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,613
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,809
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/18	2,000	2,046
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/19	1,565	1,651
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/20	170	184
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	4.000%	7/1/19	375	390
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/21	1,340	1,495
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	885
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	656
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,123
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	747
New York City NY GO	5.000%	8/1/18	3,250	3,345
New York City NY GO	5.000%	8/1/18	13,030	13,409
New York City NY GO	5.000%	8/1/18	25,315	26,051
New York City NY GO	5.000%	8/1/18	6,000	6,174
New York City NY GO	5.000%	8/1/18	4,650	4,785
New York City NY GO	5.000%	8/1/18	6,000	6,174
New York City NY GO	5.000%	8/1/18	5,000	5,145
New York City NY GO	5.000%	8/1/18	7,500	7,718
New York City NY GO	5.000%	10/1/18	7,650	7,921
New York City NY GO	4.000%	8/1/19	12,165	12,756
New York City NY GO	5.000%	8/1/19	7,225	7,701
New York City NY GO	5.000%	8/1/19	20,155	21,482
New York City NY GO	5.000%	8/1/19	15,000	15,988
New York City NY GO	5.000%	8/1/19	8,000	8,527
New York City NY GO	5.000%	8/1/19	15,000	15,988

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/19	5,830	6,214
New York City NY GO	5.000%	8/1/19	5,000	5,329
New York City NY GO	5.000%	8/1/19	5,000	5,329
New York City NY GO	5.000%	8/1/20	4,500	4,949
New York City NY GO	5.000%	8/1/20	20,000	21,996
New York City NY GO	5.000%	8/1/20	1,880	2,068
New York City NY GO	5.000%	8/1/20	33,525	36,871
New York City NY GO	5.000%	10/1/20	4,375	4,836
New York City NY GO	5.000%	8/1/21	11,985	13,545
New York City NY GO	5.000%	8/1/21	2,000	2,260
New York City NY GO	5.000%	8/1/21	4,000	4,521
New York City NY GO	5.000%	8/1/21	10,000	11,302
New York City NY GO	5.000%	8/1/21	9,000	10,172
New York City NY GO	5.000%	8/1/21	5,890	6,657
New York City NY GO	5.000%	8/1/21	17,280	19,529
New York City NY GO	5.000%	8/1/21	6,100	6,894
New York City NY GO	5.000%	8/1/22	40,930	47,307
New York City NY GO	5.000%	8/1/22	4,275	4,941
New York City NY GO	5.000%	8/1/22	14,640	16,921
New York City NY GO	5.000%	8/1/22	5,000	5,779
New York City NY GO	5.000%	8/1/22	1,470	1,699
New York City NY GO	5.000%	8/1/22	4,000	4,623
New York City NY GO	5.000%	8/1/23	14,790	17,416
New York City NY GO	5.000%	8/1/23	10,000	11,775
New York City NY GO	5.000%	8/1/23	2,405	2,832
New York City NY GO	5.000%	8/1/25	23,655	28,686
New York City NY GO VRDO	0.920%	11/1/17	9,300	9,300
New York City NY GO VRDO	0.930%	11/1/17 LOC	1,960	1,960
New York City NY GO VRDO	0.930%	11/7/17	91,975	91,975
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,351
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,011
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,591
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,098
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,005
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,570
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,221
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,383
New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.920%	11/7/17	12,400	12,400
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	0.940%	11/7/17 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 Washington Street Project) VRDO	0.950%	11/7/17 LOC	20,750	20,750
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,496
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,755
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,988
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,014
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,313
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	10,100	10,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.930%	11/7/17	46,625	46,625
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	22,291
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19 (ETM)	590	628
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	410	437
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	1,500	1,649
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	1,520	1,720
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	4,585	5,304
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24	1,000	1,200
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	20,000
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	825	825
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	6,175	6,175
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	7,749
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	12,440
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	9,207
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	27,013
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	6,935
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	9,679
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,429
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	10,267
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	7,925	9,040

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	6,989
	New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	22,535
	New York Convention Center Development Corp. Revenue	5.000%	11/15/21	2,000	2,273
	New York Convention Center Development Corp. Revenue	5.000%	11/15/22	1,000	1,162
3	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.220%	11/7/17	4,464	4,464
1	New York Metropolitan Transportation Authority Revenue	1.658%	11/1/17	2,950	2,950
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,007
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	7,010
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	12,518
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,600
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,560
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	2,756
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,040
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,560
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,080
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,218
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	4,967
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,305
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,722
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,084
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,076
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	9,535	10,260
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	9,609
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,184
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,430
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,662
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,546
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,730
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,693
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,500	1,708
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,780	2,027
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,401
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	1,000	1,163
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	16,145	18,782
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,250	2,618
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,184
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	35,020	41,468
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,775	3,224
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	27,890	33,539
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.870%	11/1/19	9,300	9,409
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,112
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/23	2,500	2,978
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.290%	11/1/18	2,000	2,000
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.370%	11/1/19	2,750	2,754
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.500%	11/1/19	21,000	21,069
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	32,750	34,842
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,504
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,161
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,766
	New York Metropolitan Transportation Authority Revenue BAN	4.000%	2/15/19	30,000	31,054
	New York Metropolitan Transportation Authority Revenue BAN	4.000%	5/15/19	7,000	7,289
1	New York Metropolitan Transportation Authority Revenue PUT	1.280%	11/15/17	49,600	49,594
1	New York Metropolitan Transportation Authority Revenue PUT	1.452%	5/15/18 (4)	20,750	20,756
1	New York Metropolitan Transportation Authority Revenue PUT	1.128%	11/1/19	5,215	5,204
1	New York Metropolitan Transportation Authority Revenue PUT	1.527%	2/1/20	9,500	9,548
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	59,000	63,831
1	New York Metropolitan Transportation Authority Revenue PUT	1.422%	4/6/20 (4)	6,500	6,539
1	New York Metropolitan Transportation Authority Revenue PUT	1.500%	6/1/20	87,500	87,801
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	11,794
[1,4] New York Metropolitan Transportation Authority Revenue PUT		0.000%	11/15/22	10,000	9,995
3	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.970%	11/7/17	4,950	4,950
	New York NY GO	5.000%	8/1/23	31,225	36,769
	New York NY GO	5.000%	8/1/24	43,695	52,295
	New York NY GO	5.000%	8/1/25	49,225	59,695
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,159
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,317
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group) VRDO	0.940%	11/7/17 LOC	3,100	3,100
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,759
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22	8,500	9,798
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23	6,555	7,707

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,328
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,539
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,582
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,563
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,694
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27	2,650	3,109
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	2,000	2,364
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18 (ETM)	1,115	1,137
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	2,866
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,425	2,780
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20	1,000	1,053
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21	1,200	1,277
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22	1,000	1,118
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20 (ETM)	45	48
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,695	1,778
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,096
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	7,465	7,549
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	27,800
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	18,271
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,473
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	23,656
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,135	4,338
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	10,491
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	4,755	5,004
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	16
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	12,450
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,345
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	10,536
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	37,490
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	14,168
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	8,715
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	225	237
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	41,000	48,106
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	58,640	70,091
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	57,345	68,543
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	60,075	72,917
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,231
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,177
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,589
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,554
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,398
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,320
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,449
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,070
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,433
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,874
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,247
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,624
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	11,500	12,788
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22	19,425	21,640
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	3,335	3,865
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	4,060	4,714
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,460	5,022
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23	4,575	5,154
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	7,500	8,869
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	10,595	12,528
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24	2,250	2,548
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	3,000	3,596
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	2,800	3,356
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,060	7,267
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	2,000	2,425
4 New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,915	2,336
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,108
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,709
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20	220	236
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21	220	249

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22	325	361
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23	175	207
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21	1,000	1,125
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22	500	575
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23	1,125	1,317
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	246
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	35	37
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,025	1,074
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	60,000	67,295
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	2,880
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	3.030%	12/1/25 (2)	1,095	1,095
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	10,000	10,249
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	4,900	5,022
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/19	3,700	3,932
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/20	3,000	3,296
New York State GO	5.000%	3/1/19	12,715	13,385
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,901
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,501
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	70	70
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	9,420	9,420
New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20	1,620	1,621
New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21	7,115	7,079
4 New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	2,935	2,923
4 New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21	3,500	3,491
New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	0.920%	11/7/17 LOC	29,800	29,800
New York State Housing Finance Agency Housing Revenue (19 India Street) VRDO	0.960%	11/7/17 LOC	20,600	20,600
New York State Housing Finance Agency Housing Revenue (606 W 57th Street) VRDO	0.930%	11/7/17 LOC	3,320	3,320
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.920%	11/7/17 LOC	6,300	6,300
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.950%	11/7/17 LOC	16,610	16,610
New York State Housing Finance Agency Housing Revenue (Riverside Center 2) VRDO	0.960%	11/7/17 LOC	15,000	15,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.920%	11/7/17 LOC	15,300	15,300
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	846
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,488
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	6,429
4 New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40	3,770	4,089
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	495	503
New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47	13,780	14,625
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,865
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	87,798
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,619
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,724
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,712
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,558
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	8,562
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	634
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	526
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	20,290
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,449
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	25,521
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,050
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,286
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	27,953
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,928
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	56,171
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	52,716
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	28,778
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	4.000%	4/1/18	500	506
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/19	500	526
North Syracuse NY Central School District Revenue	2.250%	6/28/18	5,000	5,030
3 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.000%	11/7/17 LOC	27,500	27,500
3 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.020%	11/7/17 LOC	24,000	24,000
Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	521
Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,016

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oyster Bay NY GO	3.250%	8/1/18	8,560	8,574
Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,040
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,355
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,310
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,329
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,735
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,095
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,713
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	908
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	5,000	5,519
Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	7,880
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,094
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,108
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,852
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,716
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	4,435	4,917
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,084
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	2,500	2,826
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	10,000	11,468
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	5,000	5,554
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	9,500	11,001
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	4,000	4,462
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	3,821
1 Triborough Bridge & Tunnel Authority New York Revenue	1.270%	1/1/18 (4)	5,000	5,000
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	13,525
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,290
1 Triborough Bridge & Tunnel Authority New York Revenue	1.360%	1/1/19 (4)	1,700	1,702
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	556
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,143
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	994
1 Triborough Bridge & Tunnel Authority New York Revenue PUT	1.228%	2/1/19	11,350	11,345
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	515	564
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	723
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,207
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	8,600
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,800	5,351
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23	1,610	1,830
Yonkers NY GO	3.000%	7/1/18	500	506
Yonkers NY GO	3.000%	8/15/18	1,000	1,015
Yonkers NY GO	4.000%	3/15/19 (ETM)	1,700	1,767
Yonkers NY GO	3.000%	8/15/19	885	913
Yonkers NY GO	3.000%	8/15/20	1,115	1,166
				3,494,790
North Carolina (1.4%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/23	300	356
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/24	400	483
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	6,844
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,698
4 Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23	1,000	1,173
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,321
Charlotte NC Airport Revenue	5.000%	7/1/23	400	471
Charlotte NC Airport Revenue	5.000%	7/1/24	520	623
Charlotte NC Airport Revenue	5.000%	7/1/24	1,500	1,797
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,010
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,737
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,250	4,866
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	14,315	17,076
Guilford County NC GO	5.000%	3/1/18	3,340	3,384
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,556
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,072
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,632
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22	1,000	1,159
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23	1,140	1,342
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24	2,030	2,422
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/25	1,100	1,329

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/26	1,500	1,828
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.000%	12/1/17	23,750	23,749
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	18,331
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,258
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,071
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,673
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,704
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,115
North Carolina GAN	5.000%	3/1/22	2,250	2,574
North Carolina GO	5.000%	3/1/18	16,770	16,985
North Carolina GO	5.000%	6/1/19	2,000	2,122
North Carolina Housing Finance Agency Revenue	4.000%	7/1/47	10,000	10,771
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,561
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,665
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,102
3 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	1.240%	11/7/17	6,300	6,300
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.270%	5/29/18	12,255	12,255
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,130
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical
Center)	4.000%	6/1/19	1,450	1,508
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical
Center)	4.000%	6/1/20	500	532
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21	375	408
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22	1,105	1,213
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23	800	883
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24	920	1,021
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,219
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18	14,815	14,909
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,676
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,554
North Carolina Revenue	5.000%	5/1/23	39,030	45,987
North Carolina Revenue	5.000%	5/1/24	41,050	49,266
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	959
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,897
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,464
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	600	692
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	670	773
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,110	1,308
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,000	1,179
Raleigh NC GO	5.000%	4/1/20	4,700	5,130
Wake County NC GO	5.000%	2/1/20	4,500	4,885
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,553
				361,561
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	731
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,350
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	4,935	5,287
				7,368
Ohio (4.1%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/18	1,000	1,039
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/25	3,450	3,886
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.000%	11/15/23	1,605	1,830
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.000%	11/15/26	500	583
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,354
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,791
3 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.050%	11/7/17	7,500	7,500
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,601
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,575
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,106
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	13,673
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	22,917
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	162

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,367
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,497
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,574
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,321
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21	300	334
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/22	400	456
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	500	581
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	480	545
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	375	434
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	435
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,521
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	18,456
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,636
Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	204
Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	385
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	3,806
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	757
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22	400	439
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23	420	463
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24	650	718
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,151
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,837
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24	500	586
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25	950	1,121
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,607
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	504
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	511
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,856
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,158
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,707
Cleveland OH GO	5.000%	12/1/20	1,800	1,999
Cleveland OH GO	5.000%	12/1/21	2,880	3,281
Cleveland OH GO	5.000%	12/1/22	3,595	4,181
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,297
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,721
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	280
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	224
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	339
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	316
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	227
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	267
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	256
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	342
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,792
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,239
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,622
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,116
Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,432
Cleveland OH Water Revenue	5.000%	1/1/24	1,300	1,551
Cleveland OH Water Revenue	5.000%	1/1/25	1,500	1,819
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,007
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,116
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,435
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.910%	11/7/17	1,935	1,935
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	987
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,478
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,673
Columbus OH GO	5.000%	6/1/18	8,000	8,183
Columbus OH GO	5.000%	7/1/18	7,280	7,470
Columbus OH GO	5.000%	7/1/18	4,500	4,618
Columbus OH GO	5.000%	2/15/19	1,910	2,003
Columbus OH GO	5.000%	6/1/19	3,000	3,177
Columbus OH GO	5.000%	7/1/19	6,690	7,105
Columbus OH GO	5.000%	2/15/20	1,905	2,070
Columbus OH GO	5.000%	7/1/23	1,815	2,150
Columbus OH GO	4.000%	4/1/24	16,170	18,368
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	5,750
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	6,180
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,075	4,624
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,524

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,183
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,154
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	500	588
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23	4,660	5,182
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24	5,030	5,651
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25	4,000	4,523
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,279
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,144
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,758
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,528
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,149
Franklin County OH GO	5.000%	12/1/19	5,045	5,263
3 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.960%	11/7/17	6,830	6,830
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,278
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,549
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,859
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,605
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,324
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21	450	477
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22	470	522
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23	1,450	1,634
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24	1,355	1,543
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	766
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,057
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,093
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,126
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	576
Hamilton County OH Hospital Facilities Revenue (Elizabeth Gamble Deaconess Home Association)
VRDO	0.930%	11/7/17 LOC	14,500	14,500
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	529
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	784
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	863
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	566
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,141
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,623
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,012
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,383
3 Hamilton County OH Sewer System Revenue TOB VRDO	0.940%	11/7/17	1,500	1,500
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,949
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,040	1,047
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,225	15,376
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,515
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	2,000
3 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.970%	11/7/17	41,700	41,700
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,802
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,217
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,893
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,304
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,347
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,343
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,223
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,575	1,795
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23	815	943
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24	980	1,150
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.160%	11/7/17	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.170%	11/7/17 (4)	8,865	8,865
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.170%	11/7/17	20,425	20,425
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22	4,385	4,964
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23	8,700	9,837
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,385
3 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	1.100%	11/7/17 (Prere.)	3,995	3,995
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	3,750	4,218
3 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.070%	11/7/17	3,500	3,500
Newark OH BAN	2.000%	11/7/17	2,050	2,050
Ohio Air Quality Development Authority Pollution Control Revenue (FirstEnergy Generation Corp.
Project) PUT	3.100%	3/1/19	3,000	1,465
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,812
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,397
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,470
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	538

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,134
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	527
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,134
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	638
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22 (Prere.)	750	874
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	875	1,015
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,160
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/21	1,360	1,542
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/22	1,000	1,160
Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund
Projects)	5.000%	10/1/23	1,200	1,417
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/21	1,000	1,124
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/22	1,000	1,151
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	6/1/23	1,000	1,173
Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund
Projects)	5.000%	8/1/23	1,000	1,177
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,186
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,729
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,024
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,441
Ohio GO	5.000%	5/1/18	10,960	11,177
Ohio GO	5.000%	9/15/18	10,000	10,338
Ohio GO	5.000%	9/15/18	5,000	5,169
Ohio GO	5.000%	5/1/19	5,000	5,286
Ohio GO	5.000%	5/1/19	6,680	7,062
Ohio GO	5.000%	9/15/19	5,000	5,353
Ohio GO	5.000%	5/1/20	7,000	7,654
Ohio GO	5.000%	9/15/20	26,315	29,111
Ohio GO	5.000%	5/1/21	2,645	2,977
Ohio GO	5.000%	5/1/23	8,550	10,074
Ohio GO	5.000%	11/1/23	7,090	8,436
Ohio GO	5.000%	5/1/24	5,635	6,770
Ohio GO	5.000%	11/1/24	11,300	13,684
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,691
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	4,540	5,254
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23	2,500	2,935
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,416
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,636
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,507
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	656
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,458
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	562
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,467
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,813
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,768
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,663
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.930%	11/1/17	13,250	13,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.000%	11/7/17	2,750	2,750
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.000%	11/7/17	8,375	8,375
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,551
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,507
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	8,675
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,838
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,592
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,697
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	6,644
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	3,500	3,890
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	3,056
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	2,565	2,922
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,557
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,000	5,822
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,553
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,560
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,675
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.000%	12/1/17	3,750	3,749

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	4,735
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	281
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,503
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,671
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,500	1,797
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,500	1,823
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,777
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Generation Corp.
Project)	3.000%	5/15/19	24,000	11,741
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,152
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,078
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,250
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,193
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,456
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,354
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,250	13,835
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,633
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.930%	11/7/17 LOC	4,100	4,100
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,003
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,797
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,927
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,440
1 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	1.140%	12/1/20	31,000	31,027
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	1,949
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,525
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,487
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,469
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,773
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,332
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,085
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,600
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,182
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,320
Princeton OH City School District GO	5.000%	12/1/22	700	817
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,604
Princeton OH City School District GO	5.000%	12/1/25	795	951
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/18 (Prere.)	1,560	1,632
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/18 (Prere.)	5,750	6,038
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	659
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,225
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	720
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,115	1,265
South-Western City OH School District GO	5.000%	12/1/21	1,000	1,141
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,188
Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc.
Obligated Group)	5.000%	12/1/22	735	798
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,177
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,393
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,621
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	2,968
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22	2,480	2,841
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23	3,000	3,497
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,857
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,787
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,798
				1,039,163
Oklahoma (0.2%)
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/18	1,325	1,358
Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools
Project)	5.000%	7/1/19	2,335	2,475
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,257
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23	1,000	1,118
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24	1,000	1,129
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,628
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,500	1,729
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	3,979
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,135	2,382
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,697

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,787
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,127
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,026
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
	Group)	5.000%	8/15/18	1,000	1,030
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
	Group)	5.000%	8/15/19	2,000	2,133
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
	Group)	5.000%	8/15/20	1,310	1,444
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
	Group)	5.000%	8/15/21	2,000	2,266
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
	Group)	5.000%	8/15/22	1,325	1,537
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,621
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,297
	Tulsa County OK Industrial Authority Housing Revenue (St. Thomas Square & Worthington
	Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,748
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,146
					52,914
Oregon (0.3%)
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/23	1,000	1,182
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24	1,000	1,205
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/25	1,000	1,224
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	424
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	526
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	373
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	393
	Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	3,005
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	7,872
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	1,500	1,790
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/23	5,735	6,835
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,565
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	864
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	650	763
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,076
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,413
1	Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.920%	9/15/18	10,000	10,031
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25	1,695	1,839
	Oregon GO	5.000%	8/1/18	3,215	3,310
	Oregon GO	5.000%	8/1/21	1,750	1,985
	Oregon GO	5.000%	8/1/24	3,600	4,344
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	3,205	3,385
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,380
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,101
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,258
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	3,000	3,010
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,200	1,390
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	1,500	1,767
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,000	2,391
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	1,200	1,450
					82,151
Pennsylvania (5.0%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,291
	Allegheny County PA GO	5.000%	12/1/19	5,250	5,644
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris
	University)	3.000%	10/15/22	600	613
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris
	University)	5.000%	10/15/26	500	576
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/18	1,000	1,036
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	1.598%	2/1/21	5,855	5,877
[1,3] Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.090%	12/1/17 LOC	10,000	10,000
3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/1/17 LOC	2,900	2,900
3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/1/17 LOC	17,345	17,345

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.950%	11/7/17 LOC	10,070	10,070
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,067
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	3,836
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,500	2,770
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,042
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,717
4 Beaver County PA GO	4.000%	4/15/20 (15)	660	697
4 Beaver County PA GO	4.000%	4/15/21 (15)	690	741
4 Beaver County PA GO	4.000%	4/15/22 (15)	725	788
4 Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,269
4 Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,665
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,030
Beaver County PA Industrial Development Authority Pollution Control Revenue (FirstEnergy
Generation Project) PUT	2.700%	4/2/18	8,250	3,951
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21	500	564
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23	1,445	1,679
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24	1,000	1,177
3 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB
VRDO	1.020%	11/7/17	8,420	8,420
Bethel Park PA School District GO	5.000%	8/1/22	500	577
Bethel Park PA School District GO	5.000%	8/1/23	700	823
1 Bethlehem PA Area School District Authority Revenue PUT	1.298%	1/1/18	3,990	3,990
4 Bethlehem PA GO	5.000%	12/1/23 (4)	260	307
4 Bethlehem PA GO	5.000%	12/1/24 (4)	290	346
4 Bethlehem PA GO	5.000%	12/1/25 (4)	475	574
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	651
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	520
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,250
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,103
Bucks County PA GO	5.000%	5/1/20	2,175	2,383
Bucks County PA GO	5.000%	5/1/21	3,060	3,453
Bucks County PA GO	5.000%	5/1/22	1,255	1,452
Bucks County PA GO	5.000%	5/1/23	1,000	1,182
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,510	5,058
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22 (15)	605	666
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23 (15)	500	556
Butler County PA General Authority Revenue (Erie School District Project) VRDO	0.930%	11/7/17 LOC	19,930	19,930
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/18	300	303
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,490
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	554
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	616
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,295
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,609
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23 (15)	1,705	1,995
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/20	1,015	1,070
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/21	1,070	1,147
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/22	1,120	1,203
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project)	5.000%	7/1/23	1,180	1,275
Coatesville PA School District GO	5.000%	8/1/22 (4)	1,125	1,269
Coatesville PA School District GO	5.000%	8/1/23 (4)	1,000	1,145
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	685
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	650	688
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	308
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	255
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	637
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	500	548
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	788
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21	400	454
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	459
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22	400	462
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23	750	881
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,391
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	423
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	384
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	317

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,237
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,812
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	7,805
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	1,135	1,260
	Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,369
	Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,000	5,989
1	Hempfield PA School District GO PUT	1.378%	8/1/19	5,690	5,697
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,352
4	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23	510	590
4	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24	500	585
	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania
	Health System)	5.000%	8/15/22	2,750	3,191
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22	915	1,010
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23	700	780
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,456
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,694
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,152
4	Luzerne County PA GO	5.000%	12/15/19 (4)	600	640
4	Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,094
4	Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,114
4	Luzerne County PA GO	5.000%	12/15/22 (4)	750	848
4	Luzerne County PA GO	5.000%	12/15/23 (4)	750	858
4	Luzerne County PA GO	5.000%	12/15/23 (4)	750	858
4	Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,732
4	Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,154
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/19 (4)	500	533
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,920
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,137
4	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,524
[1,4] Manheim Township PA School District GO		0.000%	5/1/19	700	700
[1,4] Manheim Township PA School District GO		0.000%	5/1/20	750	749
[1,4] Manheim Township PA School District GO		0.000%	5/3/21	1,000	998
[1,4] Manheim Township PA School District GO		0.000%	11/1/21	1,100	1,097
1	Manheim Township PA School District GO PUT	1.240%	5/1/18	6,850	6,850
[1,4] Manheim Township PA School District GO PUT		0.000%	11/1/21	2,000	1,999
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21	700	779
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,260
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,048
	Montgomery County PA GO	5.000%	4/1/21	1,975	2,219
	Montgomery County PA GO	5.000%	4/1/23	2,395	2,820
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/18	1,000	1,021
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/19	3,300	3,474
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/20	6,410	6,980
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,480
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,603
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,624
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,698
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
	Health System)	4.000%	10/1/19	500	520
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/20	1,265	1,373
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/21	1,320	1,464
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/22	1,380	1,555
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,274
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,354
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
	Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,944
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,036
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,058
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon
	Generation Co., LLC) PUT	2.550%	6/1/20	17,560	17,718

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/19	735	741
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/21	715	744
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	790	823
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated
Group)	5.000%	7/1/20	1,055	1,098
1 North Penn PA Water Authority Revenue	1.238%	11/1/19	1,000	1,000
1 North Penn PA Water Authority Revenue PUT	1.328%	11/1/19	2,500	2,503
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21	1,500	1,670
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22	3,885	4,412
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23	2,185	2,517
1 Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)
PUT	2.320%	8/15/20	8,125	8,180
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	1,044
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,128
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,568
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,392
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,142
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,900	8,558
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,748
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,506
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,161
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,000	5,892
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,500	8,975
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.100%	1/2/18	1,800	1,800
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,004
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	27,700
Pennsylvania GO	5.000%	10/15/18	10,000	10,368
Pennsylvania GO	5.000%	4/1/19	30,390	32,017
Pennsylvania GO	5.000%	5/1/19	5,000	5,283
Pennsylvania GO	5.000%	6/1/19	15,000	15,892
Pennsylvania GO	5.000%	7/1/19	10,000	10,624
Pennsylvania GO	5.000%	7/1/19	9,900	10,518
Pennsylvania GO	5.000%	3/15/20	5,380	5,828
Pennsylvania GO	5.000%	4/1/20	7,450	8,081
Pennsylvania GO	5.000%	6/15/20	21,120	23,046
Pennsylvania GO	5.000%	7/1/20	20,925	22,859
Pennsylvania GO	5.000%	10/15/20	22,345	24,616
Pennsylvania GO	5.000%	8/1/22	7,500	8,572
Pennsylvania GO	5.000%	6/1/23	3,000	3,434
2 Pennsylvania GO	4.000%	7/1/23	13,000	14,393
Pennsylvania GO	5.000%	9/15/23	4,830	5,629
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	13,249
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,216
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,643
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,671
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/18	1,075	1,094
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.920%	11/7/17 LOC	7,100	7,100
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,810
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	7,249
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,688
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,987
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,814
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,395
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,944
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,014
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	1,924
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,060
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	726
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/20	2,745	3,042
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/20	4,605	5,103

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/21	2,120	2,417
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/21	3,000	3,421
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/22	5,000	5,834
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,029
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	8,730
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,119
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,391
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	750	867
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/23	3,000	3,526
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,410	2,413
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,577
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,095
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	3,485	4,008
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,526
1 Pennsylvania Turnpike Commission Revenue	1.520%	12/1/18	8,750	8,768
1 Pennsylvania Turnpike Commission Revenue	1.600%	12/1/18	10,000	10,025
Pennsylvania Turnpike Commission Revenue	3.000%	12/1/18	2,890	2,950
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,373
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,197
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,297
1 Pennsylvania Turnpike Commission Revenue	1.620%	12/1/19	15,000	15,088
1 Pennsylvania Turnpike Commission Revenue	2.070%	12/1/19	20,000	20,258
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	900	970
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,090
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,262
1 Pennsylvania Turnpike Commission Revenue	1.800%	12/1/20	25,100	25,343
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	362
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,994
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	33,227
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	426
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,133
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	39,890
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	289
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,156
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	33,015
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	400	463
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	550	648
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	412
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,335	3,990
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	670	794
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,825	4,534
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,110	1,321
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	3,775	4,493
1 Pennsylvania Turnpike Commission Revenue PUT	1.720%	12/1/18	6,575	6,594
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	5,157
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	6,358
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	750	762
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,641
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,054
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,740
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	814
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,800
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,184
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,027
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	858
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,500
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	757
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,643
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,859
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,000	3,471
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,000	1,173

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	850	1,011
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	850	1,022
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,250	1,514
Philadelphia PA Gas Works Revenue VRDO	0.920%	11/7/17 LOC	25,420	25,420
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,581
Philadelphia PA GO	5.000%	7/15/18	2,000	2,054
Philadelphia PA GO	4.000%	8/1/18	2,050	2,093
Philadelphia PA GO	5.000%	7/15/19	1,410	1,497
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	235
Philadelphia PA GO	5.000%	8/1/19	5,150	5,475
Philadelphia PA GO	5.000%	8/1/20	3,625	3,963
Philadelphia PA GO	5.000%	8/1/21	3,500	3,923
Philadelphia PA GO	5.000%	8/1/22	4,500	5,143
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,894
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/19	1,000	1,050
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/21	715	782
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/22	1,000	1,110
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/23	2,000	2,241
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	1,500	1,505
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/24	7,195	8,123
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,597
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,855
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,436
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,469
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,493
Philadelphia PA School District GO	5.000%	9/1/21	2,745	3,034
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,974
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,843
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,495
Philadelphia PA School District GO	5.000%	9/1/22	6,320	7,102
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,350
Philadelphia PA School District GO	5.000%	9/1/23	6,200	7,065
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,648
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,735
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/20	500	553
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,127
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,408
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/21	320	363
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/23	350	413
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/25	1,345	1,633
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/19	1,000	1,061
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	2,000	2,192
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22	500	580
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23	5,000	5,897
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,348
Pittsburgh PA GO	5.000%	9/1/23	350	410
Pittsburgh PA GO	5.000%	9/1/24	500	593
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,671
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,734
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.960%	11/7/17 (4)	3,950	3,950
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,953
Reading PA School District GO	5.000%	4/1/19	6,230	6,544
Reading PA School District GO	5.000%	3/1/24 (4)	665	778
Scranton PA School District GO	5.000%	6/1/22	2,150	2,383
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21	675	755
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22	300	344
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23	850	993
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24	700	833
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25	750	906
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/19 (15)	1,725	1,847
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/20 (15)	1,035	1,140

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/21 (15)	2,670	3,011
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/20	2,995	3,258
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/21	1,000	1,117
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/22	1,000	1,140
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22 (15)	545	631
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,308
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24 (15)	720	862
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25 (15)	1,000	1,211
4 University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,199
1 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.320%	11/1/17	2,900	2,900
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,091
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,699
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23 (15)	1,265	1,459
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24 (15)	1,000	1,173
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25 (15)	500	595
				1,241,426
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/18 (14)	25	25
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/18 (14)	250	251
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/19 (14)	105	107
Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/19 (14)	2,100	2,150
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20 (14)	2,050	2,101
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22 (14)	35	35
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23 (4)	110	111
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24 (4)	300	303
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	190	191
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	3,550	3,669
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,765	1,820
Puerto Rico GO	5.500%	7/1/18 (14)	1,565	1,586
Puerto Rico GO	3.875%	7/1/19 (4)	100	100
Puerto Rico GO	5.500%	7/1/20 (14)	19,735	20,475
Puerto Rico GO	5.500%	7/1/20 (14)	3,260	3,382
Puerto Rico GO	5.250%	7/1/21 (14)	125	126
Puerto Rico GO	5.500%	7/1/21 (14)	310	323
Puerto Rico GO	5.250%	7/1/24 (4)	385	412
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	205	226
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.500%	7/1/19 (4)	200	208
				37,601
Rhode Island (0.3%)
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	730
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,254
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,491
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/21	200	219
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	458
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	453
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	200	231
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	520
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	590
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	300	353
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	530
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	752
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	1,000	1,197
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	350	419

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	798
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	225	271
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	400	482
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,367
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,763
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,605
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,871
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	6,073
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,730
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	2,975
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,562
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,808
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,200	2,496
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,316
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	2,997
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,312
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,226
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,800
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	11,156
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,788
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	3,046
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,540	2,853
				88,492
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	602
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,042
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,105
Charleston County SC GO	5.000%	11/1/17	1,045	1,045
Charleston County SC GO	5.000%	11/1/17	6,485	6,485
Charleston County SC GO	5.000%	11/1/18	7,085	7,361
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/19	2,000	2,157
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	660
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,123
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,143
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,660
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,395
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	545
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,118
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21	1,245	1,396
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22	1,240	1,420
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,488
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	8,047
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	7,835	9,241
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,390	1,661
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,149
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	886
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,287
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,181
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,250	1,344

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,260	3,602
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,635	2,985
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,785	4,369
South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47	5,500	5,980
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23	1,850	2,142
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24	1,800	2,123
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	512
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,053
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	2,912
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,102
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,613
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	1,500	1,701
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,000
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,555
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,073
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	1,934
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,053
South Carolina Public Service Authority Revenue	5.000%	12/1/19	1,250	1,341
South Carolina Public Service Authority Revenue	5.000%	12/1/19	5,280	5,666
South Carolina Public Service Authority Revenue	5.000%	12/1/20	39,545	43,608
South Carolina Public Service Authority Revenue	5.000%	12/1/20	4,025	4,439
South Carolina Public Service Authority Revenue	5.000%	1/1/21	575	625
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,500	2,813
South Carolina Public Service Authority Revenue	5.000%	12/1/21	600	675
South Carolina Public Service Authority Revenue	5.000%	12/1/21	15,230	17,139
South Carolina Public Service Authority Revenue	5.000%	12/1/21	1,965	2,211
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,110	1,262
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,500	1,721
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,095	1,256
South Carolina Public Service Authority Revenue	5.000%	12/1/22	580	665
South Carolina Public Service Authority Revenue	5.000%	12/1/22	10,000	11,474
South Carolina Public Service Authority Revenue	5.000%	12/1/23	2,335	2,721
South Carolina Public Service Authority Revenue	5.000%	12/1/23	500	583
South Carolina Public Service Authority Revenue	5.000%	12/1/24	195	231
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,415	1,654
South Carolina Public Service Authority Revenue	5.000%	12/1/25	1,075	1,187
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	27,624
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20	4,220	4,659
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	4,885	5,755
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	7,000	8,247
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23	1,000	1,172
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24	750	897
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25	750	908
				270,783
South Dakota (0.1%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	548
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/22	1,250	1,440
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/23	750	878
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/24	1,000	1,186
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/25	500	599
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	635	683
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	713
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	546
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	623
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	385	445
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	618
South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47	10,720	11,640
				19,919
Tennessee (1.4%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,223
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,843
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,328

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	3,525	4,017
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,683
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,267
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	950	1,062
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,135
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,564
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,000	1,149
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	12,540
Memphis TN Electric System Revenue	5.000%	12/1/24	760	921
Memphis TN Gas System Revenue	5.000%	12/1/24	665	806
Memphis TN Water System Revenue	4.000%	12/1/23	1,000	1,135
Memphis TN Water System Revenue	4.000%	12/1/24	860	987
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	5,912
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	26,728
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,557
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,126
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,443
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,099
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,328
Shelby County TN GO	5.000%	3/1/19	10,275	10,804
Shelby County TN GO	5.000%	4/1/23	1,000	1,177
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/21	1,350	1,509
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/23	1,200	1,396
Sullivan County TN GO	5.000%	5/1/21	2,705	3,041
Sullivan County TN GO	5.000%	5/1/22	2,745	3,163
Sullivan County TN GO	5.000%	5/1/23	2,985	3,512
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	8,672
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	13,385
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	2,670	2,850
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	2,940
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	20,895
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,510	9,379
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	14,819
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,705	1,916
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,520	1,750
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,285	2,608
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,252
4 Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	90,000	98,374
Tennessee GO	5.000%	8/1/18	5,185	5,338
Tennessee GO	5.000%	8/1/18	16,000	16,471
Tennessee GO	5.000%	10/1/18	3,730	3,864
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,190	2,295
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42	5,000	5,413
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	3,525	3,714
Washington County TN GO	4.000%	6/1/21	2,030	2,224
Washington County TN GO	4.000%	6/1/23	5,260	5,922
				343,536
Texas (11.1%)
Alamo TX Community College District GO	5.000%	8/15/23	5,405	6,384
Alamo TX Community College District GO	5.000%	8/15/24	12,260	14,747
Alamo TX Community College District GO	5.000%	8/15/25	7,870	9,583
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,038
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,473
Arlington TX GO	4.000%	8/15/23	2,925	3,301
Arlington TX GO	5.000%	8/15/24	2,925	3,527
Arlington TX GO	5.000%	8/15/25	2,925	3,571
Arlington TX GO	5.000%	8/15/26	2,920	3,607
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,115
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,754
Arlington TX Independent School District GO	5.000%	2/15/26	2,920	3,583
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	623

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	787
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	823
Arlington TX Special Tax Revenue	4.000%	2/15/23	735	815
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,000	1,178
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,000	1,202
Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,000	1,197
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	400	450
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22	500	556
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	750	859
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23	755	853
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	750	872
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24	690	791
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,094
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,123
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,146
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	520
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	538
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,110
Austin TX GO	5.000%	9/1/22	11,720	13,630
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,480
Austin TX Independent School District GO	5.000%	8/1/24	1,250	1,507
Austin TX Independent School District GO	5.000%	8/1/25	1,750	2,143
Austin TX Independent School District GO	5.000%	8/1/26	3,030	3,759
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,077
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,690
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,611
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,944
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,262
Bexar County TX GO	5.000%	6/15/21	5,155	5,812
Bexar County TX GO	5.000%	6/15/21	2,930	3,303
Bexar County TX GO	5.000%	6/15/22	6,000	6,925
Bexar County TX GO	5.000%	6/15/22	2,775	3,203
Bexar County TX GO	5.000%	6/15/23	9,220	10,838
Bexar County TX GO	5.000%	6/15/23	4,055	4,767
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,087
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,734
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,695
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,350
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,181
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,373
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,125
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	252
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18 (ETM)	1,450	1,461
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	553
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	657
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	625	673
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,000	1,092
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	2,295	2,533
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,375	2,675
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	225	253
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	1,170	1,340
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	5,164
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,986
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	8,500	8,442
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,786
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,593
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,973
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,162
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,587
Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19	2,750	2,781
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,835	11,285
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,578
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,000	4,969
Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20	5,375	5,341
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21	7,230	8,016
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22	5,365	6,079
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,154
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	3,250	3,712
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,929
Dallas TX GO	5.000%	2/15/23 (15)	10,875	12,569

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	8,603
Dallas TX Independent School District GO	5.000%	2/15/26	1,025	1,238
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,016
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	22,752
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,200
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	519
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,686
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,075
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,686
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,768
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,107
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,543
Denton County TX GO	5.000%	7/15/22	2,000	2,316
Denton County TX GO	5.000%	7/15/23	2,090	2,472
Denton TX GO	5.000%	2/15/22	2,000	2,166
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,158
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,615
Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	800	805
Denton TX Independent School District GO PUT	2.000%	8/1/18	2,325	2,341
Dickinson TX Independent School District GO PUT	1.350%	8/1/19	2,750	2,750
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,099
El Paso TX GO	5.000%	8/15/21	5,615	6,356
El Paso TX GO	5.000%	8/15/21	1,935	2,190
El Paso TX GO	5.000%	8/15/22	2,795	3,237
4 El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23	1,505	1,757
4 El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24	1,690	2,009
4 El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25	1,985	2,394
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,013
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,062
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,896
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,116
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,143
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,075	3,708
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,003
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,086
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,235
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,863
Fort Bend County TX GO	5.000%	3/1/23	1,265	1,475
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,700
Fort Bend County TX GO	5.000%	3/1/25	2,715	3,270
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	228
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	232
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,434
Fort Bend TX Independent School District GO	5.000%	2/15/22	4,270	4,901
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,967
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,000	3,513
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,735	3,262
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	3,027
Fort Bend TX Independent School District GO PUT	1.350%	8/1/19	4,000	3,999
Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	2,750	2,740
Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,500	5,470
Fort Worth TX GO	5.000%	3/1/18	4,375	4,432
Fort Worth TX GO	5.000%	3/1/19	3,500	3,678
Fort Worth TX GO	5.000%	3/1/20	10,075	10,957
Fort Worth TX GO	5.000%	3/1/21	10,060	11,273
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,147
Frisco TX GO	5.000%	2/15/18	3,325	3,362
Frisco TX GO	5.000%	2/15/20	4,110	4,460
Frisco TX GO	5.000%	2/15/21	4,295	4,803
Frisco TX GO	5.000%	2/15/21	8,890	9,942
Frisco TX GO	5.000%	2/15/22	7,730	8,866
Frisco TX GO	5.000%	2/15/23	4,115	4,821
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,371
Frisco TX Independent School District GO	5.000%	8/15/24	2,850	3,446
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,329
Georgetown TX Independent School District GO PUT	2.000%	8/1/20	12,000	12,231
Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19	5,000	4,984
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,678
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,148
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	791

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	3,750	3,802
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.520%	6/1/18	1,750	1,752
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.620%	6/1/19	2,250	2,257
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.670%	6/1/20	2,000	2,012
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	1.500%	12/1/19	9,000	9,028
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,772
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	1,600	1,819
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,810	2,098
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,518
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,539
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,500	2,902
1 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
PUT	1.693%	6/1/20	32,500	32,833
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	433
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,472
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,075
Harris County TX GO	5.000%	10/1/18	4,805	4,975
Harris County TX GO	5.000%	10/1/18	2,675	2,772
Harris County TX GO	5.000%	10/1/22	1,100	1,274
Harris County TX GO	5.000%	10/1/22	10,025	11,609
Harris County TX GO	5.000%	10/1/26	1,000	1,216
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,041
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	431
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,402
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,313
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,644
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,153
4 Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24	1,775	2,141
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,634
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	630
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,138
Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,055	13,102
1 Harris County TX Toll Road Revenue	1.700%	8/15/18	4,000	4,003
1 Harris County TX Toll Road Revenue PUT	1.620%	8/15/18	34,250	34,253
Hays County TX GO	5.000%	2/15/20	200	217
Hays County TX GO	5.000%	2/15/21	850	950
Hays County TX GO	5.000%	2/15/21	285	319
Hays County TX GO	5.000%	2/15/23	1,120	1,310
Hays County TX GO	5.000%	2/15/23	840	983
Hays County TX GO	5.000%	2/15/24	1,000	1,194
Hays County TX GO	5.000%	2/15/25	1,205	1,458
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,764
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,091
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	3,974
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,529
Houston TX Community College System GO	5.000%	2/15/19	870	913
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,003
Houston TX Community College System Revenue	5.000%	4/15/20	1,000	1,090
Houston TX Community College System Revenue	5.000%	4/15/22	1,900	2,175
Houston TX Community College System Revenue	5.000%	4/15/23	2,000	2,329
Houston TX Community College System Revenue	5.000%	4/15/24	2,880	3,414
Houston TX GO	5.000%	3/1/18	1,000	1,013
Houston TX GO	5.000%	3/1/19	5,000	5,249
Houston TX GO	5.000%	3/1/19	12,195	12,803
Houston TX GO	5.000%	3/1/19	1,135	1,192
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,685
Houston TX GO	5.000%	3/1/22	20,000	22,942
Houston TX GO	5.000%	3/1/23	9,105	10,615
Houston TX GO	5.000%	3/1/24	540	568
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	745
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,680
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,775

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,035
Houston TX Independent School District GO	5.000%	2/15/23	25,000	29,319
Houston TX Independent School District GO	5.000%	2/15/24	20,000	23,945
Houston TX Independent School District GO PUT	3.000%	6/1/19	23,750	24,353
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	13,519
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	13,620
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,599
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,228
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,557
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,546
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,882
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,621
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,215
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,691
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,730
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,281
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,777
1 Houston TX Utility System Revenue PUT	1.820%	5/1/20	19,500	19,655
Humble TX Independent School District GO	5.000%	2/15/23	2,190	2,568
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23	1,415	1,670
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,500	1,802
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24	1,500	1,811
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25	4,000	4,864
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25	1,500	1,836
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,306
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,346
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,447
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,639
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,771
1 Katy TX Independent School District GO PUT	1.380%	8/15/19	14,470	14,527
Keller TX Independent School District GO	5.000%	8/15/20	2,650	2,919
Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,473
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	887
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,128
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/23	255	291
Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/24	340	393
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,755
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,693
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,804
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	2,838
Lamar TX Consolidated Independent School District GO	5.000%	2/15/20	3,005	3,263
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,320	2,597
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	2,871
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,593
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,115
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,875
Leander TX Independent School District GO	5.000%	8/15/23	500	593
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,654
Leander TX Independent School District GO	5.000%	8/15/24	850	1,026
Leander TX Independent School District GO	5.000%	8/15/27	5,280	6,479
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,075
Lewisville TX Independent School District GO	5.000%	8/15/20	15,000	16,505
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,455
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	14,375
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,689
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,018
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,874
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	974
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,320	1,436
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,400	1,635
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/20	1,000	1,092
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/21	1,255	1,409
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	2,050	2,350

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	6,650	7,441
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/22	6,060	6,949
Lubbock TX GO	5.000%	2/15/21	1,755	1,959
Lubbock TX GO	5.000%	2/15/21	850	949
Lubbock TX GO	5.000%	2/15/22	645	738
Lubbock TX GO	5.000%	2/15/22	1,590	1,820
Lubbock TX GO	5.000%	2/15/23	720	841
Lubbock TX GO	5.000%	2/15/23	1,780	2,080
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,811
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,706
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,831
Magnolia TX Independent School District GO	5.000%	8/15/23	510	602
Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,125	4,262
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,562
Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.100%	1/2/18	6,850	6,849
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	188
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster
Manor Project)	4.000%	11/1/20	350	374
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/23	500	579
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/24	625	728
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/21	310	328
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/22	215	228
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/23	2,665	2,780
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/24	2,000	2,084
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,152
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,174
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical
Center of Dallas Project)	5.000%	8/15/18	750	772
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,023
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,009
North East TX Independent School District GO PUT	1.420%	8/1/21	7,300	7,239
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	1,022
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,481
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,178
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,398
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,159
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,318
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	754
4 North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,448
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,002
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	12,540
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,109
4 North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,850
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,016
North Texas Tollway Authority System Revenue	5.000%	1/1/22	10,915	12,442
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,708
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,160
4 North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	3,047
4 North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	3,049
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	11,049
4 North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,500	5,214
4 North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,500	4,046
4 North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,000	4,622
4 North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,145	4,783
North Texas Tollway Authority System Revenue	5.000%	1/1/26	920	1,092
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,500	2,938
1 North Texas Tollway Authority System Revenue PUT	1.720%	1/1/19	15,000	15,043
1 North Texas Tollway Authority System Revenue PUT	1.590%	1/1/20	29,690	29,782
3 North Texas Tollway Authority System Revenue TOB VRDO	0.980%	11/7/17	LOC(Prere.) 17,780	17,780

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northside Independent School District Texas GO	5.000%	8/15/23	1,000	1,185
Northside Independent School District Texas GO	5.000%	8/15/24	1,875	2,259
Northside Independent School District Texas GO	5.000%	8/15/25	1,000	1,223
Northside Independent School District Texas GO	4.000%	8/15/26	3,000	3,455
Northside Independent School District Texas GO PUT	1.450%	6/1/20	11,000	10,997
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,330	6,344
Northside Independent School District Texas GO PUT	1.750%	6/1/22	11,935	11,921
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,860
Pearland TX GO	5.000%	3/1/19	155	163
Pearland TX GO	4.000%	3/1/20	330	350
Pearland TX GO	5.000%	3/1/21	600	669
Pearland TX GO	5.000%	3/1/22	720	822
Pearland TX GO	5.000%	3/1/23	440	512
Pearland TX GO	5.000%	3/1/24	795	943
Pearland TX GO	5.000%	3/1/25	685	823
Pearland TX GO	5.000%	3/1/26	545	662
Pearland TX Independent School District GO	5.000%	2/15/24	800	958
Pearland TX Independent School District GO	5.000%	2/15/25	575	699
Pearland TX Independent School District GO	5.000%	2/15/26	1,225	1,507
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/19	220	235
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20	315	347
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21	240	272
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22	160	186
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23	370	436
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24	640	767
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25	760	923
Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26	750	919
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,445
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,134
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,147
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,326
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,502
Prosper TX Independent School District GO	5.000%	2/15/23	400	466
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,869
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,517
Rockwall TX GO	5.000%	8/1/21	800	905
Rockwall TX GO	5.000%	8/1/22	2,770	3,196
Rockwall TX GO	5.000%	8/1/23	1,635	1,923
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,509
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,161
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,368
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,791
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,321
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,064
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,980	7,569
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	6,091
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	12,000	13,411
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,588
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	26,500	31,017
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,200
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	20,887
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	7,125	7,182
San Antonio TX GO	5.000%	2/1/18	3,500	3,535
San Antonio TX GO	5.000%	8/1/18	1,000	1,029
San Antonio TX GO	5.000%	2/1/20	2,500	2,710
San Antonio TX GO	5.000%	2/1/21	3,550	3,966
San Antonio TX GO	5.000%	2/1/22	3,000	3,440
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,546
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,145	7,193
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,382
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,640
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,640
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,125
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,016
1 San Antonio TX Water Revenue PUT	1.320%	11/1/17	19,375	19,375
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,384
4 San Antonio TX Water Revenue PUT	2.000%	11/1/22	8,250	8,293
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,487
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,488
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,805

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Socorro TX Independent School District GO	5.000%	8/15/25	600	734
Southside Independent School District Texas GO	5.000%	8/15/23	300	354
Southside Independent School District Texas GO	5.000%	8/15/24	250	300
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	3,000	3,317
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	2,500	2,840
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	3,900	4,530
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,737
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,200	1,406
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,344
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,382
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,035
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,718
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,670
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,753
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,121
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,580
Texas (Veterans Housing Assistance Program) GO VRDO	0.920%	11/7/17	25,000	25,000
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	4,425	4,994
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23	13,235	15,641
Texas GO	5.000%	10/1/18	7,500	7,768
Texas GO	5.000%	10/1/18	4,650	4,816
Texas GO	5.000%	10/1/19	8,000	8,581
Texas GO	5.000%	10/1/20	10,000	11,073
Texas GO	5.000%	4/1/21	3,490	3,921
Texas GO	5.000%	10/1/21	5,950	6,775
Texas GO	5.000%	10/1/21	19,000	21,635
Texas GO	5.000%	10/1/26	3,500	4,210
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,437
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	14,935	15,013
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	3,565	3,715
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,425
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	6,980
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,716
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,133
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,125	2,443
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,000	1,175
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	3,966
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	405	475
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20	1,000	1,105
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21	1,250	1,415
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22	675	779
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23	1,720	2,019
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,517
Texas State University System Financing System Revenue	5.000%	3/15/22	1,845	2,115
Texas State University System Financing System Revenue	5.000%	3/15/23	2,250	2,633
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,160
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,248
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,513
Texas TRAN	4.000%	8/30/18	343,435	351,581
Texas Transportation Commission GO	5.000%	10/1/20	15,000	16,609
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,080
Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,044
Texas Transportation Commission GO	5.000%	10/1/22	16,855	19,639
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,220
1 Texas Transportation Commission GO PUT	1.300%	10/1/18	50,000	50,037
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	25,711
2 Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	38,701
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	42,070
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	11,370
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,823
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,256
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,200	20,758

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,773
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,619
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,548
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,061
Texas Water Development Board Revenue	5.000%	4/15/24	5,000	6,004
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,479
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23	1,000	1,182
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,618
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,920
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,053
University of North Texas Revenue	5.000%	4/15/18	1,000	1,018
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	354
University of North Texas Revenue	5.000%	4/15/20	2,180	2,379
University of North Texas Revenue	5.000%	4/15/21	1,750	1,964
University of North Texas Revenue	5.000%	4/15/22	1,000	1,149
University of North Texas Revenue	5.000%	4/15/23	1,200	1,405
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	4,020	4,420
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,729
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,416
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,275
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,742
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	2,650	3,138
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	1,250	1,480
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	6,706
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	4,665
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	9,888
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,342
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,036
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	2,000	2,269
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,671
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	11,860	13,452
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	2,899
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	16,500	19,132
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	15,000	17,753
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	3,350	3,965
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	17,465	20,670
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,255
				2,791,011
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,199
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,485
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,503
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,590
University of Utah Revenue	4.000%	8/1/20	700	752
University of Utah Revenue	5.000%	8/1/21	600	680
University of Utah Revenue	5.000%	8/1/22	1,150	1,336
University of Utah Revenue	5.000%	8/1/23	600	710
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,590
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21	5,300	5,908
Utah GO	5.000%	7/1/18	3,000	3,079
Utah GO	5.000%	7/1/18	19,000	19,499
Utah Transit Authority Sales Tax Revenue	1.600%	12/15/17 (Prere.)	14,000	14,011
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	617
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	814
Utah Water Finance Agency Revenue VRDO	0.940%	11/7/17	27,600	27,600
Washington County UT School District GO	5.000%	3/1/22	5,165	5,941
				101,314
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/21	350	396
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/22	650	749
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,184
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,941
				5,270
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	4,877
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	4,545
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,071

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,178
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,204
				14,875
Virginia (2.1%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,769
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	7,040
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,325
Fairfax County VA GO	4.000%	10/1/21	6,510	7,176
Fairfax County VA GO	3.000%	10/1/22	9,555	10,222
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.000%	5/15/25	1,000	1,057
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,065
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	10,185
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,164
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	466
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	566
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	887
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,094
Loudoun County VA GO	5.000%	12/1/18	3,435	3,581
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.)
PUT	1.750%	5/16/19	10,000	10,064
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/23	1,250	1,439
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/24	1,000	1,170
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/25	1,400	1,656
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/26	1,400	1,669
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,956
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,075
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,253
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare)
VRDO	0.930%	11/7/17	32,860	32,860
Norfolk VA GO	5.000%	10/1/22	2,535	2,952
Norfolk VA GO	5.000%	10/1/23	360	428
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,872
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,315
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,598
University of Virginia Revenue	5.000%	6/1/20	500	549
University of Virginia Revenue	5.000%	6/1/21	2,660	3,007
University of Virginia Revenue	5.000%	8/1/21	33,000	37,477
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,304
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,078
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,709
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	9,680
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25	20,445	24,825
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	433
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	442
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	292
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,075
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,225
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	970	1,054
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	8,482
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	12,474
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	21,094
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	12,110	14,326
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,460
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,328
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	8,287
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,842
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	9,026

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,719
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	4,000	4,599
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	3,865	4,494
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,685	3,153
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23	5,000	5,930
Virginia GO	5.000%	6/1/28	7,455	9,079
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	4,866
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	9,099
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,296
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	19,063
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19 (Prere.)	11,350	12,114
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	5,751
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	20,747
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	17,153
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	17,303
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	22,475
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	41,215
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,553
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,756
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,084
York County VA Economic Development Authority Pollution Control Revenue (VA Electric &
Power Co. Project) PUT	1.875%	5/16/19	5,000	5,041
				531,863
Washington (2.4%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT	1.620%	11/1/18	36,850	36,942
Central Washington University System Revenue	5.000%	5/1/18	1,960	1,997
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,163
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,339
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	22,570
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,274
1 Everett WA GO PUT	1.320%	12/1/19	3,545	3,553
1 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	1.240%	12/1/17	10,000	10,010
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,693
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,779
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,288
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,437
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,315
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,581
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,676
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,405
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,157
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20	510	552
Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21	575	634
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22	355	415
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23	270	321
Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24	335	405
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,450
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,106
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,137
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	16,400	18,470
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,013
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,349
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,432
Seattle WA GO	5.000%	5/1/18	7,935	8,091
Seattle WA GO	5.000%	5/1/19	8,385	8,867
Seattle WA GO	5.000%	6/1/22	15,755	18,225
1 Seattle WA Municipal Light & Power Revenue PUT	1.600%	11/1/18	6,750	6,768
1 Seattle WA Municipal Light & Power Revenue PUT	1.600%	11/1/18	8,250	8,272
Skagit County WA Public Hospital District Revenue	3.000%	12/1/17	325	325
Skagit County WA Public Hospital District Revenue	4.000%	12/1/18	400	407
Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,781
Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,416
Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	2,026
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,111
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/21	735	837
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	814
University of Washington Revenue	5.000%	4/1/18	7,225	7,346
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,633

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	45,410
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	46,498
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/18	1,150	1,176
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/19	850	901
Washington Economic Development Finance Authority Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,525
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	14,726
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,148
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	3,230	3,742
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	4,775	5,532
Washington GO	5.000%	7/1/18	21,220	21,770
Washington GO	5.000%	7/1/18	24,315	24,945
Washington GO	5.000%	7/1/18	15,000	15,389
Washington GO	5.000%	7/1/19	19,770	21,020
Washington GO	5.000%	7/1/19	14,580	15,502
Washington GO	5.000%	7/1/20	9,070	9,958
Washington GO	5.000%	8/1/20	10,000	11,007
Washington GO	5.000%	7/1/21	11,000	12,105
Washington GO	5.000%	8/1/23	14,325	16,937
3 Washington GO TOB VRDO	0.940%	11/7/17	17,785	17,785
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/20	875	943
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/21	1,000	1,102
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/22	1,965	2,206
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	891
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,066
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,071
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,516
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,092
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23	680	798
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24	1,350	1,606
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25	650	781
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,105
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,132
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	724
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,071
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,091
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,485
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.950%	11/7/17	16,700	16,700
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	628
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,192
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	856
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	833
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/25	2,000	2,329
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key
Obligated Group)	4.875%	1/1/22	3,000	3,001
Washington Housing Finance Commission Multi-Family Housing Revenue (New Haven
Apartments Project) VRDO	0.950%	11/7/17 LOC	17,400	17,400
Washington State University General Revenue	5.000%	4/1/20	1,100	1,199
Washington State University General Revenue	5.000%	4/1/21	1,300	1,458
Washington State University General Revenue	5.000%	4/1/22	1,400	1,608
				596,342
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,016
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23	5,000	5,900
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24	6,500	7,776
West Virginia Economic Development Authority Pollution Control Revenue (American Electric
Power Co. Inc.)	3.250%	5/1/19	10,000	10,154
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,024
West Virginia GO	5.000%	6/1/22	11,010	12,731
West Virginia University Revenue	5.000%	10/1/18	1,300	1,346
1 West Virginia University Revenue PUT	1.450%	10/1/19	3,500	3,500

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	847
				53,294
Wisconsin (1.0%)
Milwaukee WI GO	5.000%	5/1/18	11,655	11,882
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,881
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,480
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	762
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	719
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,362
Wisconsin GO	5.000%	11/1/17	4,500	4,500
Wisconsin GO	5.000%	11/1/18	11,000	11,429
Wisconsin GO	5.000%	5/1/19	5,000	5,288
Wisconsin GO	5.000%	5/1/19 (ETM)	2,285	2,414
Wisconsin GO	5.000%	5/1/19	2,715	2,871
Wisconsin GO	5.000%	11/1/19	3,100	3,336
Wisconsin GO	5.000%	5/1/20	5,250	5,734
Wisconsin GO	5.000%	11/1/20	7,400	8,205
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	156
Wisconsin GO	5.000%	5/1/24	8,910	10,232
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health
System Obligated Group)	5.000%	12/1/18	850	884
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health
System Obligated Group)	5.000%	12/1/20	820	908
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	1,330	1,438
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,172
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,198
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group) PUT	5.000%	6/1/20	34,460	37,682
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,230
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	13,000	14,423
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,144
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,164
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,245
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/18	1,000	1,030
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/18	750	780
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/19	1,500	1,575
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/19	1,500	1,614
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/20	5,335	5,863
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/20	2,275	2,520
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/21	2,485	2,824
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21	630	710
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	350	402
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23	325	380
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/20	1,840	1,975
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/21	1,990	2,190
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/22	2,100	2,361
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/23	2,130	2,435
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	752
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,853
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	521
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	800	908
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24	970	1,159
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.040%	4/5/18 LOC	19,470	19,465
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,528
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,244
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,108
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,308

Limited-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,401
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,416
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,521
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,473
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,776
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	360	428
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/20	900	973
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/21	900	1,001
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/22	1,375	1,562
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development
Project)	5.000%	3/1/23	1,400	1,621
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	325	337
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/23	815	950
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/24	2,555	3,004
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/25	4,485	5,293
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/26	3,210	3,801
244,801
Wyoming (0.0%)
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22 (15)	350	395
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23 (15)	200	230
625
Total Tax-Exempt Municipal Bonds (Cost $24,767,277)	24,882,016

Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
5	Vanguard Municipal Cash Management Fund (Cost $402,491)	0.922%	4,024,859	402,486
Total Investments (101.0%) (Cost $25,169,768)	25,284,502

Amount
($000)
Other Assets and Liabilities (-1.0%)
Other Assets
Investment in Vanguard	1,535
Receivables for Investment Securities Sold	108,915
Receivables for Accrued Income	258,042
Receivables for Capital Shares Issued	20,884
Variation Margin Receivable—Futures Contracts	177
Other Assets	1,514
Total Other Assets	391,067
Liabilities
Payables for Investment Securities Purchased	(597,357)
Payables for Capital Shares Redeemed	(22,886)
Payables for Distributions	(8,384)
Payables to Vanguard	(12,949)
Variation Margin Payable—Futures Contracts	(637)
Other Liabilities	(55)
Total Liabilities	(642,268)
Net Assets (100%)	25,033,301

Limited-Term Tax-Exempt Fund

At October 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				24,974,454
Undistributed Net Investment Income				16
Accumulated Net Realized Losses				(56,969)
Unrealized Appreciation (Depreciation)
Investment Securities				114,734
Futures Contracts				1,066
Net Assets				25,033,301

Investor Shares—Net Assets
Applicable to 160,508,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,760,521
Net Asset Value Per Share—Investor Shares				$10.97

Admiral Shares—Net Assets
Applicable to 2,121,803,130 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				23,272,780
Net Asset Value Per Share—Admiral Shares				$10.97
• See Note A in Notes to Financial Statements.
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Securities with a value of $2,833,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $1,078,915,000, representing 4.3% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	6,614	775,078	(4,261)
10-Year U.S. Treasury Note	December 2017	2,876	359,320	(636)
2-Year U.S. Treasury Note	December 2017	315	67,838	(67)
30-Year U.S. Treasury Bond	December 2017	250	38,117	111
				(4,853)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(3,285)	(439,933)	6,061
Ultra Long U.S. Treasury Bond	December 2017	(351)	(57,838)	(142)
				5,919
				1,066

See accompanying Notes, which are an integral part of the Financial Statements.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1] 406,042
Total Income 406,042
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,133
Management and Administrative—
Investor Shares	2,642
Management and Administrative—
Admiral Shares	14,148
Marketing and Distribution—
Investor Shares	405
Marketing and Distribution—
Admiral Shares	2,033
Custodian Fees	241
Auditing Fees	35
Shareholders’ Reports and Proxy—
Investor Shares	134
Shareholders’ Reports and Proxy—
Admiral Shares	434
Trustees’ Fees and Expenses	16
Total Expenses	23,221
Net Investment Income	382,821
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,805)
Futures Contracts	(226)
Realized Net Gain (Loss)	(4,031)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (117,080)
Futures Contracts	918
Change in Unrealized Appreciation
(Depreciation) (116,162)
Net Increase (Decrease) in Net Assets
Resulting from Operations	262,628

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,712,000, ($1,000), and ($6,000), respectively.

Statement of Changes in Net Assets	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	382,821	353,847
Realized Net Gain (Loss)	(4,031)	3,729
Change in Unrealized Appreciation (Depreciation)	(116,162)	(58,506)
Net Increase (Decrease) in Net Assets Resulting from Operations	262,628	299,070
Distributions
Net Investment Income
Investor Shares	(27,459)	(30,355)
Admiral Shares	(355,321)	(323,387)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(382,780)	(353,742)
Capital Share Transactions
Investor Shares	(226,629)	(38,391)
Admiral Shares	1,423,525	2,975,197
Net Increase (Decrease) from Capital Share Transactions	1,196,896	2,936,806
Total Increase (Decrease)	1,076,744	2,882,134
Net Assets
Beginning of Period	23,956,557	21,074,423
End of Period[1]	25,033,301	23,956,557
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,000 and $32,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.02	$11.04	$11.08	$11.06	$11.18
Investment Operations
Net Investment Income	.166[1]	.164	.166	.178	.186
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	(.020)	(.040)	.020	(.120)
Total from Investment Operations	.116	.144	.126	.198	.066
Distributions
Dividends from Net Investment Income	(.166)	(.164)	(.166)	(.178)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.166)	(.164)	(.166)	(.178)	(.186)
Net Asset Value, End of Period	$10.97	$11.02	$11.04	$11.08	$11.06

Total Return[2]	1.07%	1.31%	1.15%	1.81%	0.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,761	$1,998	$2,040	$2,241	$2,364
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.48%	1.51%	1.61%	1.67%
Portfolio Turnover Rate	19%	13%	16%	15%	14%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.02	$11.04	$11.08	$11.06	$11.18
Investment Operations
Net Investment Income	.177[1]	.175	.175	.187	.195
Net Realized and Unrealized Gain (Loss)
on Investments	(.050)	(.020)	(.040)	.020	(.120)
Total from Investment Operations	.127	.155	.135	.207	.075
Distributions
Dividends from Net Investment Income	(.177)	(.175)	(.175)	(.187)	(.195)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.177)	(.175)	(.175)	(.187)	(.195)
Net Asset Value, End of Period	$10.97	$11.02	$11.04	$11.08	$11.06

Total Return[2]	1.17%	1.41%	1.23%	1.89%	0.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,273	$21,959	$19,035	$17,621	$15,276
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.62%	1.58%	1.59%	1.69%	1.75%
Portfolio Turnover Rate	19%	13%	16%	15%	14%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,535,000, representing 0.01% of the fund’s net assets and 0.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	24,882,016	—
Temporary Cash Investments	402,486	—	—
Futures Contracts—Assets[1]	177	—	—
Futures Contracts—Liabilities[1]	(637)	—	—
Total	402,026	24,882,016	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at October 31, 2017, the fund had available capital losses totaling $55,163,000 to offset future net capital gains. Of this amount, $31,457,000 is subject to expiration dates; $4,375,000 may be used to offset future net capital gains through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $23,706,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $29,711,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

Limited-Term Tax-Exempt Fund

At October 31, 2017, the cost of investment securities for tax purposes was $25,170,508,000. Net unrealized appreciation of investment securities for tax purposes was $113,994,000, consisting of unrealized gains of $181,079,000 on securities that had risen in value since their purchase and $67,085,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2017, the fund purchased $5,455,575,000 of investment securities and sold $3,932,870,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $1,196,657,000 and $1,192,875,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	624,744	57,173	678,994	61,395
Issued in Lieu of Cash Distributions	22,049	2,016	24,711	2,234
Redeemed	(873,422)	(79,999)	(742,096)	(67,088)
Net Increase (Decrease)—Investor Shares	(226,629)	(20,810)	(38,391)	(3,459)
Admiral Shares
Issued	9,048,226	827,683	7,425,046	671,166
Issued in Lieu of Cash Distributions	266,052	24,310	241,195	21,804
Redeemed	(7,890,753)	(723,185)	(4,691,044)	(424,141)
Net Increase (Decrease)—Admiral Shares	1,423,525	128,808	2,975,197	268,829

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	1.73%	1.83%

Financial Attributes
		Bloomberg
		Barclays	Bloomberg
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	7,082	40,495	50,518
Yield to Maturity
(before expenses)	1.6%	1.9%	2.3%
Average Coupon	4.7%	4.8%	4.7%
Average Duration	5.3 years	4.9 years	6.2 years
Average Stated
Maturity	8.5 years	8.0 years 13.0 years
Short-Term Reserves	2.9%	—	—

Largest Area Concentrations[2]

New York	16.2%
California	12.3
Texas	9.4
Illinois	6.4
Florida	4.9
Pennsylvania	4.7
Maryland	3.6
Michigan	3.1
New Jersey	3.1
Massachusetts	2.8
Top Ten	66.5%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.99
Beta	1.05	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	6.0%
1–3 Years	12.4
3–5 Years	12.8
5–10 Years	25.5
10–20 Years	42.4
20–30 Years	0.7
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)

AAA	23.5%
AA	47.1
A	20.6
BBB	7.0
BB	0.3
B or Lower	0.3
Not Rated	1.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007–October 31, 2017

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2017		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	1.76%	2.61%	4.10%	$14,952
Bloomberg Barclays 1–15 Year Municipal
Bond Index	1.94	2.51	4.12	14,977
Intermediate Municipal Funds Average[1]	1.35	1.94	3.44	14,031
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	15,528

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	1.86%	2.70%	4.19%	$75,382
Bloomberg Barclays 1–15 Year Municipal Bond Index	1.94	2.51	4.12	74,886
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	77,639

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2007–October 31, 2017
				Bloomberg
				Barclays
				1–15 Year
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	3.99%	-4.48%	-0.49%	0.88%
2009	4.24	6.27	10.51	10.72
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016	2.78	0.85	3.63	3.10
2017	2.74	-0.98	1.76	1.94

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.85%	2.63%	3.40%	0.73%	4.13%
Admiral Shares	2/12/2001	0.95	2.72	3.48	0.73	4.21

Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms
N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.7%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,082
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,659
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29	3,000	3,682
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	9,432
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37	10,030	10,869
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	6/1/37	7,500	8,902
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	3,941
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,688
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,736
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,106
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,825
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	13,640
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	1,924
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,500
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,375
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,785
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,067
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,235
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,511
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,393
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,341
Birmingham AL GO	5.000%	3/1/32	5,000	5,690
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	1,000	1,204
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	1,755	2,139
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	3,920	4,823
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,735
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35	5,000	5,831
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	9,000	9,709
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	74,500	81,345
Hoover AL GO	4.000%	7/1/26	1,345	1,553
Hoover AL GO	4.000%	7/1/30	2,440	2,705
Hoover AL GO	4.000%	7/1/31	5,135	5,648
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	371
Huntsville AL Electric System Revenue	5.000%	12/1/26	500	618
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	341
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	496
Huntsville AL Electric System Revenue	5.000%	12/1/28	375	461
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	614
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	610
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,219
Huntsville AL Electric System Revenue	5.000%	12/1/31	350	423
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,000	1,201
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,194
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,231
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,367
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,000	2,360
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,766
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,200	1,409
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,304
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,669
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,541
Huntsville AL GO	5.000%	3/1/26	295	333
Huntsville AL GO	5.000%	5/1/33	575	637
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,825
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,896

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,787
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,856
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,528
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,078
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,957
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,942
Jefferson County AL Revenue	5.000%	9/15/25	3,000	3,599
Jefferson County AL Revenue	5.000%	9/15/27	5,000	6,029
Jefferson County AL Revenue	5.000%	9/15/28	2,500	2,989
Jefferson County AL Revenue	5.000%	9/15/29	5,285	6,280
Jefferson County AL Revenue	5.000%	9/15/30	7,405	8,753
Jefferson County AL Revenue	5.000%	9/15/32	3,000	3,482
Jefferson County AL Revenue	5.000%	9/15/33	6,700	7,728
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,795
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,332
Jefferson County AL Revenue	4.000%	9/15/37	5,000	5,210
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,903
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,745
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	727
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	969
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	957
Mobile County AL Board of School Commissioners GO	2.000%	3/1/18	500	501
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	563
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,565	4,182
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	2,918
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,485
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30	1,500	1,776
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34	1,000	1,162
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35	1,500	1,739
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36	2,000	2,311
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,907
University of South Alabama University Facilities Revenue	5.000%	11/1/24 (4)	1,535	1,832
University of South Alabama University Facilities Revenue	5.000%	11/1/25 (4)	1,700	2,047
University of South Alabama University Facilities Revenue	5.000%	11/1/27 (4)	2,010	2,416
University of South Alabama University Facilities Revenue	5.000%	11/1/28 (4)	2,110	2,516
University of South Alabama University Facilities Revenue	5.000%	11/1/29 (4)	1,110	1,311
University of South Alabama University Facilities Revenue	5.000%	11/1/33 (4)	5,110	5,919
				398,192
Alaska (0.2%)
Alaska GO	4.000%	8/1/18	1,200	1,225
Alaska GO	5.000%	8/1/24	5,000	5,841
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,515
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,082
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,251
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,466
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,779
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,261
Anchorage AK GO	5.000%	9/1/20	3,900	4,296
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,555	1,879
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,402
Anchorage AK Water Revenue	5.000%	5/1/30	2,000	2,417
Anchorage AK Water Revenue	5.000%	5/1/31	1,500	1,801
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,726
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,715
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,077
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,593
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,837
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	7,710	7,930
				90,093
Arizona (2.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	856
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	1,029
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	820
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,167

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	4,300	5,063
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	698
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,172
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,698
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,287
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,153
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,194
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,223
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,138
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,465
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,065
Arizona COP	5.000%	9/1/18	1,275	1,316
Arizona COP	5.000%	10/1/19	3,335	3,570
Arizona COP	5.000%	9/1/20	1,700	1,876
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,818
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,470
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,582
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,126
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	10,000	10,065
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	7,500	7,549
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.770%	2/5/20	12,500	12,719
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,173
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,426
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	19,428
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,183
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,180
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,071
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,424
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,167
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,836
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,810
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24	1,605	1,911
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34	2,900	3,383
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35	2,000	2,326
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	2,500	2,900
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	6,730	7,615
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,000	11,590
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	14,186
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	33,168
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,933
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,132
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,132
Arizona Transportation Board Highway Revenue	5.250%	7/1/21 (Prere.)	4,550	5,186
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,852
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,785
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,200	4,852
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,704
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,221
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,207
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,783
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	16,905	20,164
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	10,525	12,500
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,502
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	10,257
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	3,880
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	3,515	4,002
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	6,994
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	3,845	4,482
Chandler AZ GO	4.000%	7/1/22	3,390	3,785
Chandler AZ GO	5.000%	7/1/23	3,400	4,034
Chandler AZ GO	5.000%	7/1/24	4,250	5,139
Gilbert AZ GO	5.000%	7/1/20	14,000	15,402
Gilbert AZ GO	5.000%	7/1/21	6,655	7,541
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/25	1,750	2,151
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/27	2,500	3,067
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,391
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,107
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,620
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,632
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,806

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,137
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,074
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,139
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,427
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,215
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,448
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,036
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,362
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,607
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,268
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,503
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19	1,455	1,546
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,859
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30	1,775	1,931
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,623
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,515
Maricopa County AZ Community College District GO	5.000%	7/1/21	9,495	10,748
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/27	8,000	9,807
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/28	15,205	18,787
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	4.000%	1/1/32	12,000	12,955
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/32	9,025	10,662
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	5.000%	1/1/34	7,455	8,728
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,613
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,453
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/28	690	818
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/29	480	578
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/30	375	451
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,794
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,631
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,438
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,304
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,131
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,293
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,443
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	14,595
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	6,235	7,211
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	11,000	12,722
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	6,440	7,384
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	2,730	3,130
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,575
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,306
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,000	12,739
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	8,271
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,770	9,352
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	10,795
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,381
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,500	2,979
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31	9,440	11,300
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32	12,785	15,228
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,300	13,391
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,795	15,098
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	11,774
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	10,273
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	10,192
Pima County AZ GO	4.000%	7/1/21	6,000	6,566
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,665
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,467
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,125
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,218
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,394
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,977
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,973
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,104
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/24 (15)	1,040	1,244

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,340
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,193
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,202
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	2,750	2,768
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,549
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,193
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,000	3,682
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,000	5,977
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	28,139
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,716
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,623
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	27
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,980	4,501
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,260	4,903
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,769
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,329
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,751
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,264
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	327
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,484
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,435
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	14,402
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,063
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,063
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,131
Tucson AZ Water System Revenue	5.000%	7/1/28	1,740	2,150
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,149
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,623
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,405
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,452
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,120
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,704
				1,103,326
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	50,543
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	380	428
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	12,242
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/30	1,290	1,525
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/31	2,390	2,812
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32	3,000	3,509
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33	3,305	3,846
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34	2,815	3,264
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	2,145	2,165
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,918
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,803
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,827
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,877
University of Arkansas Revenue	4.000%	11/1/18	600	617
University of Arkansas Revenue	5.000%	11/1/19	600	646
University of Arkansas Revenue	5.000%	11/1/20	855	950
University of Arkansas Revenue	5.000%	11/1/25	500	614
University of Arkansas Revenue	5.000%	11/1/26	600	743
University of Arkansas Revenue	5.000%	11/1/29	700	843
University of Arkansas Revenue	5.000%	11/1/31	800	955
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,182
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,176
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,403
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,337
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,525
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,362
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,053
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,577
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,214
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,909
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,737
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,886

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,951
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,167
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,486
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,281
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,307
				142,680
California (12.3%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,546
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,124
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	160	181
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	1,455	1,683
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,875	2,299
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,335	2,889
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29 (4)	940	1,141
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	887
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/34 (4)	450	529
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,664
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34	6,500	7,439
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,597
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	14,537
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,170	5,841
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,680
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	5,982
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/20	1,010	1,086
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	8,832
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	5,191
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	12,670	13,953
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,815	12,909
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	27,486
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35	39,965	43,187
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	28,276
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	21,342
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	3,910	3,932
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.520%	4/1/20	18,615	18,722
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,185
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.620%	4/1/21	14,500	14,655
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,615
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,341
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.820%	5/1/23	13,500	13,734
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	55,000	55,017
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	19,688
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	25,194
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,756
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,728
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	20,000	20,405
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	19,640
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,589
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,789
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	110,065	120,668
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	21,927
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,590	8,315
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	3,800	4,163
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	7,920	9,505
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	80	96
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	35	43
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	55	67
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	14,945	17,935
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,490	2,983
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	21,310
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	33,992

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	19,488
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,524
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,847
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,728
California GO	6.000%	4/1/18	11,480	11,718
California GO	5.000%	9/1/18	8,500	8,781
California GO	5.000%	9/1/18	7,000	7,231
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	31,661
California GO	5.000%	8/1/19	37,500	40,044
California GO	3.000%	9/1/19	7,000	7,243
California GO	5.000%	4/1/20	18,000	18,985
California GO	5.000%	8/1/20	40	40
California GO	5.000%	10/1/20	3,000	3,328
California GO	5.000%	11/1/20	68,080	75,717
California GO	5.000%	9/1/21	30,155	34,323
California GO	5.000%	3/1/22	26,540	30,565
California GO	5.000%	8/1/22	19,000	22,093
California GO	5.000%	8/1/22	4,880	5,674
California GO	5.000%	9/1/22	4,900	5,709
California GO	5.000%	9/1/22	5,620	6,547
California GO	5.000%	9/1/22	17,000	19,805
California GO	5.250%	10/1/22	15,000	16,176
California GO	5.000%	12/1/22	11,000	12,882
California GO	5.000%	9/1/23	9,770	11,612
California GO	5.000%	11/1/23	17,200	20,499
California GO	5.000%	12/1/23	34,000	40,585
California GO	5.000%	3/1/24	30,000	35,917
California GO	5.000%	5/1/24	35,000	42,005
California GO	5.000%	10/1/24	10,500	12,690
California GO	5.000%	3/1/25	15,000	18,213
California GO	5.000%	10/1/25	20,000	23,467
California GO	5.000%	11/1/25	33,000	39,578
California GO	5.500%	8/1/26	23,665	24,459
California GO	5.000%	10/1/26	31,140	36,645
California GO	3.500%	8/1/27	21,000	23,441
California GO	5.000%	10/1/27	11,250	13,226
California GO	5.250%	10/1/27	26,440	30,402
California GO	5.000%	11/1/27	17,380	20,735
California GO	5.000%	2/1/28	12,500	14,617
California GO	5.000%	11/1/28	9,175	10,906
California GO	5.000%	11/1/28	7,750	9,609
California GO	5.000%	12/1/28	3,575	4,256
California GO	5.750%	4/1/29	2,395	2,549
California GO	5.000%	9/1/29	5,000	6,069
California GO	5.250%	9/1/29	10,460	12,519
California GO	5.000%	10/1/29	27,000	28,946
2 California GO	5.000%	10/1/29	4,445	4,518
California GO	5.000%	10/1/29	10,000	11,964
California GO	5.250%	3/1/30	29,500	32,209
California GO	5.000%	5/1/30	30,000	35,538
California GO	4.000%	8/1/30	12,400	13,750
California GO	5.000%	8/1/30	15,000	18,086
California GO	5.000%	8/1/30	4,040	4,932
California GO	5.000%	9/1/30	4,500	5,113
California GO	5.250%	9/1/30	25,480	30,402
California GO	5.000%	11/1/30	38,925	47,679
2 California GO	5.750%	4/1/31	79,190	84,504
California GO	4.000%	8/1/31	27,000	29,673
California GO	4.000%	9/1/31	7,660	8,425
California GO	5.000%	10/1/31	24,000	28,644
California GO	5.000%	11/1/31	17,360	21,161
California GO	5.000%	2/1/32	50,640	58,361
California GO	4.000%	8/1/32	8,000	8,746
California GO	4.000%	9/1/32	5,000	5,471
California GO	5.000%	9/1/32	6,500	7,769
2 California GO	5.000%	10/1/32	11,000	13,051
California GO	5.000%	2/1/33	60,000	68,954
2 California GO	6.500%	4/1/33	54,500	58,657
California GO	4.000%	8/1/33	26,000	28,300

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/33	14,000	16,637
California GO	4.000%	9/1/33	26,000	28,319
California GO	5.000%	10/1/33	6,000	7,093
California GO	4.000%	8/1/34	4,980	5,396
California GO	5.000%	9/1/34	1,640	1,943
California GO	5.000%	10/1/34	10,000	11,787
California GO	4.000%	9/1/35	9,000	9,701
California GO	4.000%	9/1/35	10,000	10,778
California GO	5.000%	11/1/35	2,250	2,690
California GO PUT	3.000%	12/1/19	6,000	6,177
California GO PUT	4.000%	12/1/21	13,300	14,513
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,116
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,165
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,672
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,638
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,322
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,799
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	41,000	51,663
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	45,597
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,842
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group) PUT	4.000%	10/1/24	41,500	46,891
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,384
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,164
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,365
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	27,776
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,076
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,789
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,753
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,023
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,141
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,343
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,248
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,955	2,363
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	2,250	2,700
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	4,000	4,777
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,918
1 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	1.920%	6/1/20	10,000	10,041
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.000%	2/1/19 (Prere.)	1,575	1,652
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.000%	2/1/19 (Prere.)	1,740	1,825
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
COP	5.250%	2/1/19 (Prere.)	5,050	5,313
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,199
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,593
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,050
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,533
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,383
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,526
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,598
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,359
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,144
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,823
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	889
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,084
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	11,440
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,059
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,754
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,611
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,739
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,040
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,896
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,092
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,506
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,717
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,816
2 California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,335
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/18	4,605	4,644
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/19	4,740	4,869

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	11,290	11,949
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	8,130	8,605
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	15,069
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/20	9,265	9,885
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	2,945
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	9,814
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	7,460	8,283
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,449
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	4,500	5,066
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,000	3,377
2 California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,461
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,050	6,976
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,460	5,242
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,000	3,526
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,520
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,096
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,992
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,787
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	21,847
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,911
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,651
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,352
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,229
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,347
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,486
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,936
2 California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,073
California State University Systemwide Revenue	5.000%	11/1/30	8,230	10,077
California State University Systemwide Revenue	5.000%	11/1/30	24,850	29,659
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,127
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,565
California State University Systemwide Revenue	5.000%	11/1/31	5,630	6,856
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,801
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,585
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,030
California State University Systemwide Revenue	5.000%	11/1/32	2,500	3,028
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,885
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,636
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,205
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,685
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,313
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,199
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,543
California State University Systemwide Revenue	5.000%	11/1/35	12,825	15,317
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,120
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,793
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	6,876
California Statewide Communities Development Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,520	3,528
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,720
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,251
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,655
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	3,925
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,201
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,000	1,212
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,204
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	2,000	2,355
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,735
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	747
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,267
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	659
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,268

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	17,609
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,858
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	19,876
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,358
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,490
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,378
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	952
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,765
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,514
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,247
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,316
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,341
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,455
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,515
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,573
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,639
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,581
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,798
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	6,250	6,436
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,366
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,540
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,651
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,181
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,139
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/28	10,000	12,544
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/29	9,000	11,228
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30	6,830	8,467
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31	10,900	13,439
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32	6,590	8,055
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33	7,250	8,813
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	2,965
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,365
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	3,054
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,552
Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,715
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,195
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,015
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,150
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,148
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,839
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,401
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,265
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,562
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,813
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,518
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	2,023
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	6,171
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	6,181
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	915
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,196
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	904
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,373
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,310
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	2,023
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,571
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,559
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,465
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,708
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,392
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	2,118
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	17,284
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,739
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,385
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	45,992
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,348
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,659
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,081
Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	5,965
Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	7,115
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	190

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,566
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	7,500	8,782
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	5,000	4,074
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	5,000	3,900
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28 (2)	51,635	38,878
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	19,790
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	6,958
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,534
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,212
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,481
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,021
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,063
Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,088
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,080
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,072
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,793
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,174
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,135
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,341
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,863
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	3,015
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,147
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,319
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	3,125	3,640
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	55
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	297
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	104
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	150	184
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,732
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,313
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,657
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,876
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,211
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,791
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,192
2 Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,706
2 Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,448
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,022
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	11,957
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	30,032
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,616
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	36,545
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,700
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,517
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,172
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,994
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	14,033
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,502
Los Angeles CA Department of Water & Power Revenue	5.000%	12/1/18	55,995	58,263
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,583
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	26,719
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,565	3,048
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	13,045
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,603
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,300	2,750
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	23,055	27,457
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,977
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,224
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	16,270	19,319
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	11,140	13,188
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	17,720	20,930
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,253
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,168
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,193
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,384
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	7,000	8,471
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	10,000	12,030
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	10,875	11,603
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,000	2,054
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,645

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	21,306
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	36,424
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	23,358
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	57,226
Los Angeles CA Unified School District GO	5.000%	7/1/23	18,000	21,495
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,445
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,982
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,211
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	12,529
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,100	10,274
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,845
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,681
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,716
Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	20,349
Los Angeles CA Unified School District GO	3.000%	7/1/32	15,895	15,967
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	6,520	6,922
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,000	2,447
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,000	6,116
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,000	6,078
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	3,022
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,593
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,395
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,776
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,427
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	4,979
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,648
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	11,225
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,600
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	22,951
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,165	6,210
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,934
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,061
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	20,216
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,141
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	24,467
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,702
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,303
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,717
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,423
Los Angeles County CA Unified School District GO	5.000%	7/1/27	63,330	78,829
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,567
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21	1,090	1,235
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23	1,000	1,181
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27	1,000	1,202
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,535
1 Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	3,000	3,000
1 Metropolitan Water District of Southern California Revenue PUT	1.300%	3/27/18	30,930	30,932
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,351
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,276
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,706
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,917
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,100
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,737
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,039
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,253
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,384
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,829
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,456
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,914
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,609
2 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,734
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,525
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,360
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	14,119
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,194
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,600
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,737
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,584
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	1,035	1,150

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,327
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,432
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,526
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,609
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,828
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,259
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,768
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,629
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,624
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,763
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,545
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,249
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,606
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,023
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	7,968
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,189
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	3,980	4,073
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	4,545	4,651
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	2,695	2,758
Redding CA Electric System Revenue COP	5.000%	6/1/23 (4)	2,895	2,962
Redding CA Electric System Revenue COP	5.000%	6/1/25 (4)	3,315	3,391
Redding CA Electric System Revenue COP	5.000%	6/1/27 (4)	1,965	2,009
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,395
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,587
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,660
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,150	1,431
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (4)	1,500	1,847
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,664
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	11,369
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	4,119
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	14,216
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,567
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,979
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,260
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,737
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,460
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	3,814
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	6,224
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	6,977
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	5,019
Roseville CA Joint Union High School District GO	0.000%	8/1/27 (4)	2,915	2,262
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,057
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	130
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	272
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	145	169
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	140	164
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	2,066
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	890
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,500	1,803
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,559
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30 (14)	11,000	7,077
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	270	299
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	445	492
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/24	450	495
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26	755	829
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,098
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,144
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,646
Sacramento County CA GO	5.250%	2/1/18	6,140	6,201
Sacramento County CA GO	5.250%	2/1/19	4,940	5,181
Sacramento County CA GO	5.500%	2/1/20	4,700	5,127
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,219
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,100	1,329
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,386
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,196
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,569
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,179
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,273
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,364
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,521

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,606
San Bernardino CA Community College District GO	0.000%	8/1/22 (4)	3,535	3,254
San Bernardino CA Community College District GO	0.000%	8/1/23 (4)	5,000	4,488
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,418
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	16,646
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	16,826
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,255
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,060
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,568
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,424
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,434
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,506
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,554
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,912
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,924
San Diego CA Community College District GO	4.000%	8/1/32	24,700	27,471
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,122
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,040
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10,000	11,905
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	13,615	16,543
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/20	7,690	8,497
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	6,000	7,362
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,560	10,442
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,222
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,790	5,746
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	18,914
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,027
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,327
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,919
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,423
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,887
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,735
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,414
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,516
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,032
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	1,055	1,283
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,748
San Francisco CA City & County COP	5.000%	4/1/28	12,425	15,039
San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,344
San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,437
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,678
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,649
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,850
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,169
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,739
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,338
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,271
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	2,865	3,134
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	5,235	5,722
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	5,839
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,588
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,742
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,027
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	10,000	12,302
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	15,000	16,764
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	8,000	9,703
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,427
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,381
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	15,940
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,614
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,210
San Francisco CA City & County Unified School District GO	4.000%	6/15/33	8,885	9,583
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34	3,000	3,585
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35	3,110	3,708
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36	3,000	3,557
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,529
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,670
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,577
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,067
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	24,982

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	29,984
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,647
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,299
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	26,400
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,811
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	4,136
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,295
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,601
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,594
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,692
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,384
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	2,968
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,981
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/18 (Prere.)	1,000	1,025
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/18 (Prere.)	2,000	2,060
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,414
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,292
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,091
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,014
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,277
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,325
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,436
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	853
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,201
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,000	1,197
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,000	1,194
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,188
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,775
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,768
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,106
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,046
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,398
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,388
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	8,122
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,026
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	5,945
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,259
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	5,124
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	6,083
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,308
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	9,054
Santa Monica CA Community College District GO	5.000%	8/1/35	4,000	4,799
Santa Monica CA Community College District GO	5.000%	8/1/36	4,250	5,083
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,489
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,013
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	10,982
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	10,971
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,740
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,671
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	9,732
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	448
State Center California Community College District GO	5.000%	8/1/29	6,005	7,215
State Center California Community College District GO	5.000%	8/1/30	3,335	3,994
State Center California Community College District GO	5.000%	8/1/31	5,070	6,036
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,847
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	785
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	541
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	964
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	580	703
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,280
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,869
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,152
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,108
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,135
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	13,731
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	14,082
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,477

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,268
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,512
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,701
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,440
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,675
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,452
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	4,683
University of California Revenue	5.250%	5/15/19 (Prere.)	11,000	11,702
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,516
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	15,667
University of California Revenue	5.750%	5/15/19 (Prere.)	5,000	5,357
University of California Revenue	5.000%	5/15/23	2,000	2,378
University of California Revenue	5.000%	5/15/23	3,000	3,561
University of California Revenue	5.000%	5/15/23	1,500	1,693
University of California Revenue	5.000%	5/15/26	12,915	14,542
University of California Revenue	5.000%	5/15/27	6,010	7,336
University of California Revenue	5.000%	5/15/27	5,000	5,626
University of California Revenue	5.000%	5/15/28	5,500	6,649
University of California Revenue	5.000%	5/15/28	12,500	15,111
University of California Revenue	5.000%	5/15/28	25,995	30,629
University of California Revenue	5.000%	5/15/29	19,000	22,836
University of California Revenue	5.000%	5/15/30	2,830	3,179
University of California Revenue	5.000%	5/15/31	11,000	13,103
University of California Revenue	5.000%	5/15/32	4,000	4,743
University of California Revenue	5.000%	5/15/32	21,800	25,423
University of California Revenue	5.000%	5/15/33	31,200	36,277
University of California Revenue	5.000%	5/15/34	38,420	44,541
University of California Revenue	5.000%	5/15/36	7,175	8,456
University of California Revenue PUT	5.000%	5/15/23	127,165	150,576
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,524
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	7,015
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,732
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,887
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,633
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,179
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,186
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,182
Ventura County CA Public Financing Authority COP	5.625%	8/15/19 (Prere.)	1,000	1,080
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,894
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,894
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,566
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,446
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	8,203
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	8,825
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,705
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,043
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,147
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,523
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (ETM)	3,000	2,977
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,086
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,737
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,888
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,758
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	4,189
West Contra Costa CA Unified School District GO	0.000%	8/1/30 (4)	13,450	8,906
West Contra Costa CA Unified School District GO	0.000%	8/1/31 (14)	6,670	4,196
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (4)	18,000	10,917
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	3,032
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	7,142
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,627
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,150
				6,899,011
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32	4,050	4,839
Adams County CO COP	5.000%	12/1/30	600	712
Adams County CO COP	5.000%	12/1/33	1,000	1,171
Adams County CO COP	5.000%	12/1/34	725	846
Aurora CO COP	5.000%	12/1/19	1,050	1,131
Aurora CO COP	5.000%	12/1/20	2,000	2,159

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Aurora CO COP	5.000%	12/1/21	3,505	3,782
Aurora CO COP	5.000%	12/1/22	4,730	5,101
Aurora CO COP	5.000%	12/1/23	4,465	4,814
Aurora CO COP	5.000%	12/1/24	4,215	4,542
Aurora CO COP	5.000%	12/1/25	5,475	5,898
Boulder Valley CO School District GO	5.000%	12/1/32	10,000	12,099
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,662
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	10,256
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,736
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,649
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,987
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	3,138
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,299
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	8,311
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	5,933
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31	850	926
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32	1,000	1,083
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,078
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,154
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/26	915	1,079
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/27	1,025	1,210
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/28	1,405	1,643
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/29	1,605	1,857
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/30	1,630	1,876
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/35	3,000	3,356
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	45,749
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/23	19,500	22,797
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group)
PUT	5.000%	11/15/26	20,000	24,212
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,404
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,026
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	18,125
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,007
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25	600	665
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26	750	827
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,278
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,870
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,901
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,108
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,215
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,536
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,141
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,539
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,217
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,000	5,467
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	9,231
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,806
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	5,895
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,579
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	14,209
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	22,524
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,736
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,713
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,010	3,604
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,010	17,454
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,790	4,596
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,674
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,524
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,471
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,848
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,834
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,000	4,723
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,000	7,047

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County School District GO	5.000%	12/1/33	5,095	6,087
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,625
Denver CO City & County School District GO	5.000%	12/1/35	14,630	17,336
Denver CO City & County School District GO	5.000%	12/1/36	23,510	27,776
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	2,475	2,560
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	3,025	3,129
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,741
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21 (14)	27,500	25,783
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	10,293
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	13,524
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	16,821
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,649
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,754
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,479
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,858
Eagle County CO School District GO	5.000%	12/1/34	6,000	7,073
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,923
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,642
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,454
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,389
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,097
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,355
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,350
Garfield, Pitkin, & Eagle County CO School District GO	2.000%	12/15/17	500	501
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,388
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	8,193
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,655
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/35	7,440	8,022
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,745
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,149
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,235
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,663
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,187
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,368
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,227
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	2,000	2,191
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,096
Regional Transportation District of Colorado COP	5.000%	6/1/20 (Prere.)	1,000	1,096
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,819
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,834
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	2,937
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,250	1,446
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,085	2,412
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,480	2,869
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,445	2,828
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	2,720	3,146
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,850	2,140
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	1,950	2,256
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	3,155	3,650
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,500	1,794
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,222
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,000	2,372
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,250	2,661
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,500	3,061
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,000	1,216
University of Colorado Enterprise System Revenue	4.000%	6/1/33	1,375	1,506
University of Colorado Enterprise System Revenue	4.000%	6/1/33	3,700	4,013
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,918
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,657
				789,050
Connecticut (1.2%)
1 Connecticut GO	1.840%	5/15/18	14,100	14,148
Connecticut GO	5.000%	11/15/18	8,500	8,827
Connecticut GO	5.000%	3/15/20	7,770	8,393
1 Connecticut GO	2.170%	4/15/20	17,000	17,211
Connecticut GO	5.000%	11/1/20	4,970	5,461
1 Connecticut GO	1.670%	3/1/21	4,305	4,303
Connecticut GO	5.000%	11/1/21	5,000	5,604
Connecticut GO	4.000%	3/15/22	14,405	15,655

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	4/15/22	6,005	6,788
Connecticut GO	5.000%	5/15/22	11,310	12,544
Connecticut GO	5.000%	6/1/22	8,010	9,072
Connecticut GO	5.000%	6/15/22	9,355	10,605
Connecticut GO	5.000%	9/15/22	6,830	7,779
Connecticut GO	5.000%	11/15/22	5,000	5,710
Connecticut GO	5.000%	11/15/22	7,120	8,131
Connecticut GO	5.000%	3/15/23	14,555	16,719
Connecticut GO	5.000%	11/1/23	10,125	11,299
Connecticut GO	5.000%	11/15/23	7,715	8,953
Connecticut GO	5.000%	11/15/23	14,275	16,566
Connecticut GO	5.000%	3/15/24	10,000	11,649
Connecticut GO	5.000%	6/1/24	10,000	11,269
Connecticut GO	5.000%	9/1/24	20,000	23,422
Connecticut GO	5.000%	10/15/24	10,805	12,255
Connecticut GO	5.000%	11/15/24	6,440	7,564
Connecticut GO	5.000%	11/15/24	10,025	11,774
Connecticut GO	5.000%	3/1/25	19,440	21,985
Connecticut GO	5.000%	9/1/25	19,395	22,474
Connecticut GO	5.000%	9/1/26	13,170	15,163
Connecticut GO	5.000%	11/1/26	9,650	10,675
Connecticut GO	5.000%	3/15/27	9,800	11,339
Connecticut GO	5.000%	3/1/30	8,900	9,957
Connecticut GO	5.000%	4/15/32	4,000	4,366
Connecticut GO	5.000%	8/15/32	20,000	22,165
3 Connecticut GO TOB VRDO	0.960%	11/1/17 LOC	31,665	31,665
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,332
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,446
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,133
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,389
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,404
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,913
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,880
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,360	38,567
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,806
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	7,090
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	5,705
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	12,538
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,285
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	22,119
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	12,979
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	9,322
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	16,914
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,000	11,326
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	6,768
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,195
University of Connecticut GO	5.000%	2/15/27	8,000	9,284
				694,885
Delaware (0.1%)
2 Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,641
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	8,300	9,392
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	6,000	6,960
University of Delaware Revenue	5.000%	11/1/22	1,000	1,074
				28,067
District of Columbia (0.3%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	5,325	5,343
District of Columbia GO	5.000%	12/1/17 (Prere.)	11,840	11,879
District of Columbia GO	5.000%	12/1/17 (Prere.)	10,380	10,414
District of Columbia GO	5.000%	6/1/19	5,000	5,305
District of Columbia GO	5.000%	6/1/21	5,000	5,649
District of Columbia GO	5.000%	6/1/28	2,000	2,470
District of Columbia GO	5.000%	6/1/29	1,000	1,227
District of Columbia GO	5.000%	6/1/33	10,000	11,948
District of Columbia GO	5.000%	6/1/34	5,000	5,974
District of Columbia GO	5.000%	6/1/35	4,000	4,765
District of Columbia GO	5.000%	6/1/36	3,500	4,156
District of Columbia GO	5.000%	6/1/37	3,345	3,963
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,025	2,405
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,200	2,646

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,093
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,994
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18 (Prere.)	23,500	23,855
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,645	1,636
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	4,980
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,797
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,150	2,547
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,013
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,871
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,721
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,721
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	0.000%	10/1/37	51,700	23,131
				177,503
Florida (4.8%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/25	1,000	1,168
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/26	1,250	1,453
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/27	1,300	1,500
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/34	22,010	24,654
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,723
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,844
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,267
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,422
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,775
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,718
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,836
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,032
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,084
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,006
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,603
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,940
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,713
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,741
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,056
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,073
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,530
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,159
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,299
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,135
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,637
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,726
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,646
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,093
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,554
Broward County FL GO	5.000%	1/1/20	9,185	9,945
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,891
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	12,825
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/18 (Prere.)	2,000	2,071
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,015
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,020	6,088
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,000	4,802
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	7,008
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,197
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,469
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,020	8,107
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	20,459
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,015	34,081
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,000	23,826
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/19	19,150	20,255
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	21,100	23,103
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,764
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,718
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,743

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,741
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,098
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,185	2,543
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,335
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,103
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	2,949
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	11,795
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	13,689
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,370
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	8,180	8,368
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	7,000	7,419
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	5,025	5,325
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,079
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	9,893
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	10,968
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	5,983
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	9,258
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	8,970
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	4,000	4,516
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	39,798
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	10,068
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,518
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	8,159
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	11,572
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	12,340
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,274
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	8,646
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	24,670
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	2,700	3,013
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,638
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	16,000	17,417
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	5,570	6,046
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,064
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	4,025	4,419
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,380
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	10,894
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	11,443
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,009
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,401
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,277
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,541
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,667
Florida Department of Transportation GO	5.000%	7/1/22	22,060	25,611
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,501
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	2,049
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,700
4 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,333
4 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,606
4 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,058
4 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,261
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,104
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,030	2,373
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,071
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,493
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,100
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,003
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,744
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,263
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,659
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,060
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,194
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,062
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,210
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,125	1,351
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	1,940
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,634
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,120
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	6,002
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	11,928
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,114

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Municipal Power Agency Revenue VRDO	0.930%	11/1/17 LOC	31,465	31,465
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,344
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,602
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,254
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,115	1,130
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	9,815
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,635	1,657
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,302
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,686
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,470
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,039
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,095
4 Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,540	4,318
4 Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,500	4,317
4 Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,000	3,738
4 Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	6,164
4 Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,000	8,574
4 Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	4,872
4 Gainesville FL Utilities System Revenue	5.000%	10/1/31	3,000	3,634
4 Gainesville FL Utilities System Revenue	5.000%	10/1/32	3,000	3,613
4 Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	5,964
4 Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	5,940
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,854
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,523
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,298
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,350	1,596
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,685
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,025	2,336
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,000	2,294
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,279
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,946
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%		3,000	3,004
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,078
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,116
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,319
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,529
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,376
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,162
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,523
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/18	12,320	12,768
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/19	14,680	15,784
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	14,004
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	29,551
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,313
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19 (ETM)	1,535	1,632
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	13,575	15,588
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,022
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	17,218
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,803
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,546
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,725
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	695
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	866
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,110
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,299
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,156
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,222
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,244
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	15,265	16,377
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	22,255	24,575

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	6,873
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	2,000	2,335
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,230
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,711
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31	1,680	2,000
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33	1,500	1,766
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,544
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,478
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,377
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32	4,510	5,179
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,406
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,657
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35	5,220	5,928
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36	5,475	6,197
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,499
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38	2,940	3,280
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	13,728
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,185
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	5,890
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,610
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,148
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,069
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,199
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,142
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,481
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,032
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,656
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,003
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,597
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,037
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,718
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,997
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,406
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,732
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	544
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25	2,000	2,392
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27	5,000	5,996
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33	3,755	4,248
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,000	3,375
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,026
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,240
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,591
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,844
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,327
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,750
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,873
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,674
Lee County FL School Board COP	5.000%	8/1/34	3,500	4,026
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,898
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,186
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,579
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,837
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,117
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,158
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,154
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,161
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,788
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,457
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,535
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,568
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,789
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,855
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,871
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,339
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,086
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,813
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,406
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,985
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,444
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,109

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,562
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,000	5,734
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,200
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,543
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,182
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,765
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,734
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,865
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20 (Prere.)	555	614
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,610
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,900
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,850	3,357
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,427
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,166
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,272
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	6,645	7,298
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,032
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	6,460	7,636
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,382
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,765	5,611
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	4,005	4,644
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35	2,450	2,833
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27	3,600	4,388
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29	5,040	6,068
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	15,390	17,965
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	8,210	9,584
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	14,000	16,272
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	8,620	10,019
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,000	4,660
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,250	5,024
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,760	4,417
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,285	3,881
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,250	2,640
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,301
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,924
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,713
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35	1,020	1,175
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37	1,000	1,145
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,547
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,776
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	15,849
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	13,247
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	14,518
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	28,219
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	25,718
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,410
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,420
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,785
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,736
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,673
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,699
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,040
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,314
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,855	3,299
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	13,062
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,880
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,156
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,303
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,468
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,835
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,160	13,908
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,575
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	12,269
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,285
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,420
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,646
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	13,152
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,560
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,341
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30	10,965	12,033

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,125
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	10,000	10,901
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	7,114
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,876
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,906
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,000	16,262
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,701
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,486
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,612
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	2,047
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,523
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,750
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,740
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,289
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,665
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31	2,400	2,689
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36	4,750	5,269
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,178
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,614
Orange County FL Tourist Development Revenue	5.000%	10/1/19	8,680	9,311
Orange County FL Tourist Development Revenue	5.000%	10/1/26	6,715	8,278
Orange County FL Tourist Development Revenue	5.000%	10/1/27	2,150	2,673
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,485
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,840
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,535
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	14,821
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,135
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,370
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,551
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,471
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	1,185	1,439
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,622
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,000	2,426
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,000	2,408
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,454
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,459
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,672
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,632
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,000	2,311
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,818
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,740
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	800
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,125
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,293
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,654
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,404
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	860	976
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,433
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,161
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	6,000	7,066
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37	7,810	9,088
Palm Beach County FL School Board COP	5.000%	8/1/23	15,020	17,678
Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	18,178
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,924
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,247
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,748
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,485
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	13,981
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,216
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	15,601
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,692
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	3,912
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	860	1,038
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,500	2,995
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,000	2,383
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	402
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,382
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,235
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,693
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,342

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,000	3,303
Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,100	3,389
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,245
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,685
Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	5,886
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,934
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,183
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,864
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,242
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,117
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,902
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,540
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20	2,000	2,176
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,750	1,962
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22	1,750	2,013
South Broward FL Hospital District Revenue	4.000%	5/1/33	3,860	4,030
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities
Project)	5.750%	8/1/20 (Prere.)	1,500	1,678
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,852
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/24	500	582
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/28	500	567
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/29	500	563
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.125%	7/1/34	1,135	1,255
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/23	5,985	6,665
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.125%	9/1/24	4,625	5,212
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/27	4,250	4,915
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program)	5.000%	9/1/28	4,450	5,123
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,822
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	925	1,073
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	1,650	1,925
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,260
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,650
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,431
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,699
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,373
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,599
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,002
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,985
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,159
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	3,846
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	20,007
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	14,605
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	16,316
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,112
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,220
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,123
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,161
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,668
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,106
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,644
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,891
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,136
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,647
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,823
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,890
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,688
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,062
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/27	1,125	1,314
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/27	1,000	1,218

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/28	1,000	1,161
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/28	1,500	1,812
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/29	1,100	1,271
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/30	1,765	2,025
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,175
Volusia County FL School Board COP	5.000%	8/1/24	500	595
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,998
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,122
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,933
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,740
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,517
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,716
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,123
				2,719,036
Georgia (2.7%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,787
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,989
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,157
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,316
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	10,791
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,905
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,529
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,878
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,869
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,515	6,449
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,330
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,322
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,159
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,481
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,190
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,582
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,816
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,572
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,915
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	2,994
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,191
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,604
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,468
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,340
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,560
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,400
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,000
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,095
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,510
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,329
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,566
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,628
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,051
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,271
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,782
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,595	7,363
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,180	7,418
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,782
1 Atlanta GA Water & Wastewater Revenue PUT	2.331%	11/1/18	21,685	21,784
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	11,067
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	11,730
4 Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	12,226
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/29	1,100	1,312
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/30	1,350	1,599
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/32	1,795	2,101
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/33	2,000	2,330

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	821
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,867
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,782
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25	400	476
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26	700	840
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27	900	1,087
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	1,000	1,190
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	1,640	1,939
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	1,230	1,444
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32	2,250	2,611
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33	2,390	2,761
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34	3,335	3,838
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (Prere.)	1,000	1,120
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35	2,500	2,868
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36	4,000	4,575
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37	4,500	5,135
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (Prere.)	7,500	8,265
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,915
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,246
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,131
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,666
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,252
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,510
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,615
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,717
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,538
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,539
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,113
Forsyth County GA GO	5.000%	3/1/20	2,145	2,335
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,512
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	832
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,516
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,052
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/25	400	476
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/26	465	558
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/27	500	604
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/28	500	595
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/29	500	591
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/30	845	992
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/31	900	1,050
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/35	4,700	5,392
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/37	2,820	3,218
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	1,000	1,087
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,000	1,084
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,000	7,811
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,386
Georgia GO	5.000%	2/1/19	33,695	35,348
Georgia GO	5.000%	7/1/19	5,000	5,323
Georgia GO	5.000%	7/1/19	18,000	19,163
Georgia GO	4.000%	11/1/19	2,500	2,642
Georgia GO	5.000%	2/1/20	34,000	36,911
Georgia GO	5.000%	7/1/20	21,065	23,169
Georgia GO	5.000%	7/1/20	3,000	3,300
Georgia GO	5.000%	7/1/20	10,000	10,999
Georgia GO	5.000%	7/1/20	18,460	20,304
Georgia GO	5.000%	11/1/20	9,240	10,268
Georgia GO	5.000%	2/1/21	42,000	47,024
Georgia GO	5.000%	10/1/21	8,000	9,122
Georgia GO	5.000%	1/1/22	14,000	16,068
Georgia GO	5.000%	1/1/22	9,415	10,806
Georgia GO	5.000%	2/1/22	6,590	7,579

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	2/1/22	13,425	15,441
Georgia GO	5.000%	7/1/22	22,000	25,542
Georgia GO	4.000%	10/1/22	13,195	14,785
Georgia GO	5.000%	12/1/22	46,000	53,896
Georgia GO	5.000%	1/1/23	11,000	12,912
Georgia GO	5.000%	2/1/23	18,395	21,632
Georgia GO	5.000%	2/1/23	5,000	5,880
Georgia GO	5.000%	7/1/23	20,160	23,425
Georgia GO	5.000%	7/1/24	22,865	27,631
Georgia GO	5.000%	12/1/24	10,000	12,170
Georgia GO	4.000%	1/1/25	9,900	11,386
Georgia GO	5.000%	2/1/25	3,000	3,604
Georgia GO	5.000%	2/1/27	10,000	11,902
Georgia GO	5.000%	12/1/27	5,175	6,434
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	13,518
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,260	4,884
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,494
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	3,650	3,733
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	16,307
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,761
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	425	519
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	500	615
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	854
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	684
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/18	1,600	1,636
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/30	4,365	5,011
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/34	7,020	7,913
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	500	600
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	500	587
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32	1,000	1,160
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34	1,250	1,438
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36	2,300	2,631
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37	2,100	2,396
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,200
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	26,120
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,068
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,112
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	450	535
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	630	756
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28	835	993
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,521
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,328
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	32
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	25,828
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,446
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	40,853
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	11,987
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,988
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	6,024
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,781
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	15,215
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	34,888
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	17,737
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	36,426
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	18,415
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	36,877
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	25,886
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,719
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	13,995
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,308
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	16,107
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,280
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,103
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	15,989
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,740
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	4,705	5,550
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,480
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	33,182

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	19,092
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	22,135	26,062
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,203
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,397
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,259
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,633
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,615	8,408
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,352
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/21	775	883
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	608
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,571
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	18,386
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,644
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,634
				1,516,498
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	7,073
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	4,790	5,432
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	4,200	4,777
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	325
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,523
				20,130
Hawaii (1.0%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,388
Hawaii County HI GO	5.000%	9/1/28	1,000	1,205
Hawaii County HI GO	5.000%	9/1/29	2,065	2,472
Hawaii County HI GO	5.000%	9/1/30	1,000	1,191
Hawaii GO	5.000%	12/1/18	9,250	9,640
Hawaii GO	5.000%	10/1/20	5,500	6,085
Hawaii GO	5.000%	10/1/20	9,910	10,964
Hawaii GO	5.000%	12/1/20	4,480	4,982
Hawaii GO	5.000%	10/1/21	7,715	8,779
Hawaii GO	5.000%	10/1/21	3,055	3,476
Hawaii GO	5.000%	11/1/22	11,155	13,010
Hawaii GO	5.000%	12/1/22	10,000	11,410
Hawaii GO	5.000%	8/1/24	14,970	18,032
Hawaii GO	5.000%	8/1/24	8,970	10,805
Hawaii GO	5.000%	10/1/24	10,000	12,079
Hawaii GO	5.000%	11/1/24	22,305	26,062
Hawaii GO	5.000%	4/1/25	19,785	24,053
Hawaii GO	5.000%	8/1/25	4,105	4,933
Hawaii GO	5.000%	8/1/25	2,500	3,004
Hawaii GO	5.000%	10/1/25	12,000	14,691
Hawaii GO	4.000%	4/1/26	26,025	29,972
Hawaii GO	5.000%	5/1/28	14,815	18,310
Hawaii GO	5.000%	10/1/28	7,760	9,468
Hawaii GO	5.000%	10/1/28	9,000	10,981
Hawaii GO	5.000%	8/1/29	8,500	10,102
Hawaii GO	4.000%	4/1/30	21,685	24,000
Hawaii GO	4.000%	5/1/30	13,765	15,328
Hawaii GO	4.000%	10/1/30	11,500	12,783
Hawaii GO	4.000%	4/1/31	21,410	23,543
Hawaii GO	4.000%	5/1/31	13,960	15,434
Hawaii GO	4.000%	5/1/32	12,160	13,359
Hawaii GO	5.000%	8/1/33	2,865	3,357
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,106
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,564
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,550
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,070
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,646
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,201
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,604
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,067
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,550
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,667
Honolulu HI City & County GO	5.000%	10/1/22	4,205	4,887
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,162
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,648
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	4,086

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,491
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,136
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,121
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,081
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,848
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,816
Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,831
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,055
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,325
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,629
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,641
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/27	1,075	1,316
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	6,922
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	11,084
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	9,752
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	7,881
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	7,942
				559,577
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	797
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	301
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,315
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	755
2 Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	12,701
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,500	1,804
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,309
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,701
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,285
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,000	2,420
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,000	1,220
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,000	6,163
				39,771
Illinois (6.4%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,017
Chicago IL Board of Education GO	5.000%	12/1/17 (Prere.)	2,500	2,508
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,403
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,323
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,051
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,146
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	4,855	5,022
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,504
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,501
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	18,602
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,773
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,108
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,912
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	8,030
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,000	3,521
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,673
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,487
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	22,671
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	6,508
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	2,737
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	20,254
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	12,011
1 Chicago IL Board of Education GO PUT	9.000%	3/1/32	10,480	10,537
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,521
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,199
Chicago IL GO	5.000%	1/1/26	11,550	12,788
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,162
Chicago IL GO	5.000%	1/1/26	1,660	1,819
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,026
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,025
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	39,022
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,897
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,006
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,874
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,365
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,328

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,565
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,479
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,306
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,217
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,769
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	2,000	2,140
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,123
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	18,295	18,414
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	8,920	8,978
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,025
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	15,237
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	11,291
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,434
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,442
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,580
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,427
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,754
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,527
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	760	920
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	1,000	1,211
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,164
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,016
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	32,400	39,470
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	1,185	1,450
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,826
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,750	12,633
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,377
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	1,130	1,365
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	2,000	2,422
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28	5,000	6,152
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	12,038
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,367
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	2,000	2,361
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,626
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	900	1,082
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,825	2,190
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,601
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	5,700	6,687
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	1,500	1,788
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,000	3,642
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	26,072
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,235
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	13,065	15,274
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	720	853
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,030	2,405
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31	3,595	4,348
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	11,545
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	4,750	5,530
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	3,500	4,075
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	23,051
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	10,010	11,743
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	4,750	5,493
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,136
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	18,750	21,608
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	10,010	11,673
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	12,250	14,079
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	11,930	13,711
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	10,500	12,208
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	8,750	10,036
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	10,885	12,459
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	5,000	5,783
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	1,040	1,190
Chicago IL O’Hare International Airport Revenue VRDO	0.930%	11/7/17 LOC	32,740	32,740
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,196
Chicago IL Park District GO	5.000%	1/1/25	625	729
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,886
Chicago IL Park District GO	5.000%	1/1/26	500	586
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,154
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,144
Chicago IL Park District GO	5.000%	1/1/29	785	889

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,125
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,117
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,234
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,875
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,214
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,092
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,195
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,205
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,632
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,167
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,165
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,509
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,945
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	8,260	8,463
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	11,000	11,270
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/18 (Prere.)	5,000	5,123
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	7,610
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/18 (Prere.)	4,900	5,106
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/18 (Prere.)	3,185	3,321
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	2,000	2,352
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	1,035	1,215
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	32,929
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	13,823
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	31,838
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,570
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,918
3 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.020%	11/7/17	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,769
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,000	3,488
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	2,979
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,863
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,475
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,728
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,602
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,202
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,050
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,285
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,230
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,888
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,685
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,223
Chicago IL Water Revenue	5.000%	11/1/26	2,035	2,247
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,437
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,902
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,255
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,245
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,138
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	12,317
Chicago IL Waterworks Revenue	5.000%	11/1/29	6,830	7,977
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,010	1,135
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,233
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,212
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,103
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,199
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,270
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,184
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,173
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,638
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,068
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,652
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,380
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,781
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,596
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,382
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,611
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,322
Cook County IL GO	5.000%	11/15/18	8,000	8,294
Cook County IL GO	5.000%	11/15/20	7,500	7,959
Cook County IL GO	5.000%	11/15/21	5,410	5,726
Cook County IL GO	5.250%	11/15/28	35,500	38,712

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,007
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,056
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,132
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,673
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,327
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,625	1,682
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,910	1,977
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	2,150	2,226
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	4,580	4,742
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/23	690	714
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/25	810	839
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	2/1/26	910	942
Grundy & Will Counties IL Community Unit School District No. 1 (Coal City) GO	5.875%	8/1/28	1,940	2,008
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,579
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	2,000	2,105
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	6,535	6,879
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	4,963
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	5,285	5,563
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,171
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,200	1,428
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,508
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,000	5,776
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,135
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,322
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,261
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,241
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,417
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,062
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,358
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	17,920	19,220
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,094
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/18 (Prere.)	21,760	22,512
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,101
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	2,560	2,745
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	6,000	7,151
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34	6,000	7,044
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35	5,000	5,866
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28	2,085	2,484
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29	2,000	2,369
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30	1,010	1,190
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	2,000	2,319
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,522
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	6,430	7,075
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,136
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,059
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27	3,070	3,190
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,675	9,013
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	2,000	2,149
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,100
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,805
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,005
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,659
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,734
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,815
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,897
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,987
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,079
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,338
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,215	1,399
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,900	8,344
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,500	6,685
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	10,233
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,840	4,303
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,903
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	8,735
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,712
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33	5,000	5,629
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,152
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,786
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,891

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,015	2,293
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,243
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%		1,000	1,160
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,491
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,695	1,993
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	1,950	2,314
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,000	1,170
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,445
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%		2,000	2,293
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,611
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,150	2,226
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	25,758
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,025	5,723
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	9,204
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	9,261
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	10,000	11,645
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	15,867
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	11,281
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33	1,800	1,865
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,500	2,597
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,010	2,079
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	2,058
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,538
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,384
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,678
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,020	4,666
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,601
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,000	1,151
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,177
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	2,937
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,651
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29	1,685	1,967
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30	1,450	1,679
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35	600	613
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,260
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	12,354
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,508
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,681
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	6,645	7,274
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24	1,100	1,307
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26	1,700	2,042
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,265
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,316
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,507
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	6,203
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	5,854
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,366
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	3,947
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,949
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	17,712
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,777
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	14,404
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,937
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,972
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	17,544
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,174
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	17,502
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	33,647
Illinois GO	5.000%	11/1/19	8,200	8,688
Illinois GO	5.000%	1/1/20 (4)	8,635	9,152
Illinois GO	5.000%	8/1/20	2,000	2,120
4 Illinois GO	5.000%	11/1/20	65,375	69,595
Illinois GO	5.000%	1/1/21 (4)	21,470	22,652
Illinois GO	5.250%	1/1/21	7,525	8,049
Illinois GO	5.000%	5/1/21	4,785	5,105
Illinois GO	5.000%	8/1/21	25,000	26,759
4 Illinois GO	5.000%	11/1/21	90,000	96,566
Illinois GO	5.000%	1/1/22	3,180	3,318
Illinois GO	5.000%	2/1/22	7,740	8,317
Illinois GO	5.000%	2/1/22	5,230	5,620

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	7/1/22	7,050	7,602
Illinois GO	5.000%	8/1/22	10,000	10,791
Illinois GO	5.000%	8/1/22 (4)	11,720	12,963
Illinois GO	5.000%	11/1/22	10,000	10,811
4 Illinois GO	5.000%	11/1/22	54,800	59,229
Illinois GO	5.000%	2/1/23	7,000	7,569
Illinois GO	5.000%	2/1/23	8,500	9,191
Illinois GO	5.000%	7/1/23	6,120	6,633
Illinois GO	5.000%	8/1/23	17,050	18,490
Illinois GO	5.000%	11/1/23	13,200	14,337
4 Illinois GO	5.000%	11/1/23	30,000	32,578
Illinois GO	4.000%	1/1/24	4,860	4,993
Illinois GO	5.000%	2/1/24	6,270	6,782
Illinois GO	5.000%	6/1/24	7,000	7,578
Illinois GO	5.500%	7/1/24	19,000	20,946
Illinois GO	5.000%	8/1/24	25,335	27,154
4 Illinois GO	5.000%	11/1/24	21,000	22,760
Illinois GO	5.000%	1/1/25	17,000	18,501
Illinois GO	5.000%	2/1/25	3,250	3,538
Illinois GO	5.000%	2/1/25	3,775	4,088
4 Illinois GO	5.000%	11/1/25	17,000	18,515
Illinois GO	5.000%	1/1/26	2,115	2,306
Illinois GO	5.000%	2/1/26	11,175	12,056
Illinois GO	5.000%	2/1/26	20,000	21,803
Illinois GO	5.000%	4/1/26 (4)	16,175	17,780
Illinois GO	5.500%	7/1/26	7,000	7,736
Illinois GO	5.000%	2/1/27	28,500	31,144
Illinois GO	5.000%	4/1/27	3,840	4,132
Illinois GO	5.500%	7/1/27	8,000	8,837
4 Illinois GO	5.000%	11/1/27	18,500	20,217
Illinois GO	5.000%	1/1/28	5,000	5,432
Illinois GO	5.000%	2/1/28	10,305	11,244
Illinois GO	5.000%	4/1/28 (4)	4,515	4,937
Illinois GO	5.250%	7/1/28	2,710	2,950
Illinois GO	5.000%	1/1/29	19,200	20,747
Illinois GO	5.250%	2/1/29	8,750	9,500
Illinois GO	5.000%	3/1/29	23,000	24,176
Illinois GO	5.250%	2/1/30	13,000	14,031
Illinois GO	5.000%	11/1/30	5,000	5,390
Illinois GO	5.000%	1/1/31	11,000	11,413
Illinois GO	5.000%	3/1/31	7,985	8,296
Illinois GO	5.250%	7/1/31	6,000	6,461
Illinois GO	5.000%	9/1/31	6,500	6,558
Illinois GO	5.000%	11/1/32	9,200	9,825
Illinois GO	4.000%	6/1/33	20,880	20,359
Illinois GO	5.500%	7/1/33 (4)	3,300	3,699
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.950%	11/7/17	21,865	21,865
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	5,984
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,025	6,114
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,108
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,275
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,109
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,427
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,318
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,103
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,588
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,680
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	9,500	7,249
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,674
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	14,758
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,433
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,426
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,686
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,978
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,238
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,021
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,047
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,622
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	13,991
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,116

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	8,122
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,083
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,721
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,853
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,302
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,360
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,382
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,363
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,715	1,897
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19 (14)	5,000	4,916
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20 (14)	5,000	4,833
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22 (14)	5,690	5,258
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,953
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,516
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,413
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	37,025
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,390
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,060	17,584
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,525	27,107
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	19,008
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	22,743
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	8,075
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,764
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	25,227
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	72
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	41,840
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	22,030
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/28	29,840	31,930
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	44,255	25,978
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	25,135	14,047
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,300	1,537
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25	3,000	3,570
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	2,300	2,760
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27	1,985	2,361
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31	1,750	1,851
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32	2,000	2,103
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,113
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	38,000	42,981
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,268
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,514
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,140
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,500	4,155
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	10,420
Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	1,943
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,747
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,825
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,234
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,107
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,385
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,725
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,499
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,332
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,249
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,398
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,711
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,223
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,216
University of Illinois COP	4.000%	8/15/19	10,000	10,370
University of Illinois COP	4.000%	10/1/19	5,115	5,311
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	1,947
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	8,956
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,824
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,800	9,730

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,112
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	2,798
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,416
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,908
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,708
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,283
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,805
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,483
				3,565,549
Indiana (1.1%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31	5,000	5,938
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,576
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	10,671
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	11,215
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	15,598
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,893
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	164
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,190
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/18	5,000	5,184
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/20	4,370	4,539
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/23	3,570	3,706
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/24	10,855	11,300
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/25	13,895	14,463
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/26	14,425	15,015
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/27	8,615	8,965
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	18,046
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,478
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,886
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,861
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,845
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,829
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,525
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,169
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,681
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,220
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,177
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,038
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,159
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,455
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,257
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,009
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26	1,300	1,578
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,326
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29	1,350	1,650
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,500
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,840
Indiana Finance Authority Revenue	5.000%	2/1/21	6,225	6,970
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	12,923
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	5,125
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,103
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,356
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,130
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,248
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,118
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29	1,800	2,112
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,587
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30	1,250	1,461
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31	1,650	1,920
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36	2,000	2,277
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,000	3,658
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	6,061
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	7,254

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	12,191
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,595
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	6,931
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	2,665	3,026
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,186
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,175
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,551
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,726
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,673
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,257
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,785
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	11,468
Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	1.995%	5/1/31 (2)	3,050	2,825
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,884
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,108
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,500	4,240
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,250	6,298
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,457
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,250	7,419
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,084
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,000	4,721
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	23,163
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,305	1,533
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,364
4 Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,815
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,684
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,105
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,133
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,133
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,768
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,404
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,083
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,525
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,366
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,883
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,198
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,467
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	1,950
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,146
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,043
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,139
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,667
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,239
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,297
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,564
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,617
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,806
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/35 (4)	7,000	7,510
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.500%	2/1/28	4,065	4,581
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.500%	2/1/29	4,370	4,919
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	2,055
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,461
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,339
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	4,966
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,522
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,198
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,089
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,932
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/19	1,110	1,162
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	170	182
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,210
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	2,977
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,880
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,477
				619,401

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,217
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,224
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,897
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,158
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,435	3,560
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	59,494
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	533
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,168
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,308
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,788
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,637
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,532
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	6,851
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,388
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,262
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,304
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,673
Polk County IA GO	4.000%	6/1/22	12,620	14,077
Polk County IA GO	4.000%	6/1/23	13,050	14,440
				161,511
Kansas (0.7%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,874
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28	4,000	4,516
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29	3,000	3,365
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30	3,000	3,324
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31	2,000	2,205
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,391
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33	2,325	2,766
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,173
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	391
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,598
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,393
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	682
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	565
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	561
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	557
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	554
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	717
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	1,000	1,184
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,000	1,204
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,500	1,806
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/25	1,650	2,011
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,096
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	5,000	5,529
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	26,537
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,000	11,378
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,425	8,650
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	12,084
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	15,986
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	16,777
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	13,621
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	18,474
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,079
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,069
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,136
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,804
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,009
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,502
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,311
3 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.970%	11/7/17	8,000	8,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	12,427
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	11,583
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	11,782
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,290	15,628
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	27,594
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	8,203
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	8,024
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,706
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,962
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,518
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact
Program)	5.000%	6/1/19	6,730	7,121
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact
Program)	5.000%	6/1/20	7,070	7,701
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/20 (Prere.)	6,510	7,069
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/25	990	1,069
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,288
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,042
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,044
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	636
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,236
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,342
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,130
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,449
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,177
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	865
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,500	1,763
				378,238
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	835
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	570	665
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	615	701
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	630	711
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,167
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,345
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,674
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare
Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,510
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/29	2,000	2,280
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/30	1,705	1,932
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/32	1,500	1,682
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/34	2,720	3,022
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/35	1,600	1,771
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/36	2,500	2,758
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.000%	8/15/37	4,745	5,223
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/18	1,840	1,855
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/19	1,475	1,532
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/20	2,985	3,187
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/21	2,000	2,136
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/30	7,000	7,341
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.740%	2/1/20	40,000	39,864
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,352
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	5,152
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,500	4,027
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,578

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,702
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	8,570
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,196
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	4,500	4,675
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,321
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	570	599
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	705	740
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,648
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	5,787
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,363
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,345
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,778
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	38,403
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,583
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,442
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,000	7,182
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,065	7,249
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,025	1,179
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,470	1,746
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,482
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,962
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,280	1,525
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,468
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,388
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	9,788
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	15,939
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,685
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,952
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,310
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/20	1,180	1,278
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/28	4,000	4,488
				314,073
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,165
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,159
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,163
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,475
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,508
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,152
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34 (4)	1,500	1,759
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36 (4)	2,000	2,331
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,016
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,085
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,054
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,054
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,334
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,288
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,775
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	580	710
Lafayette LA Utilities Revenue	5.000%	11/1/27 (4)	600	740
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,235
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	972
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,000	1,208
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	6,342
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,500	5,552
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,250	2,749
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,000	7,237
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	24,082
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	3,850	4,618
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,621
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,350	5,188
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,851

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,744
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,627
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	4,141
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,194
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	5,896
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	5,882
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.414%	5/1/18	34,500	34,490
Louisiana GO	5.000%	8/1/25	2,375	2,819
Louisiana GO	5.000%	12/1/26	7,870	9,336
Louisiana GO	5.000%	5/1/29	14,815	17,311
Louisiana GO	4.000%	10/1/34	10,710	11,377
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,765
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,611
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	4,005
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,909
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	3,088
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	12,177
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,214
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,928
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,109
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,589
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20 (Prere.)	15,905	17,865
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26	800	958
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27	1,250	1,507
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28	1,640	1,960
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,739
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project)	5.000%	7/1/31	7,055	8,078
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project)	5.000%	7/1/32	8,440	9,621
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,599
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,440
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	463
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	601
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,014
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,176
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,483
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,341
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,010	5,808
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,353
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,850	4,430
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,617
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,135
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,142
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,214
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,455
New Orleans LA GO	5.125%	12/1/17 (Prere.)	10,000	10,034
New Orleans LA GO	5.000%	12/1/23	2,250	2,575
New Orleans LA GO	5.000%	12/1/24	2,500	2,857
New Orleans LA GO	5.000%	12/1/25	2,500	2,844
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,277
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,557
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,604
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	589
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,276
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,577

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,079
New Orleans LA Water Revenue	5.000%	12/1/23	655	762
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,164
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,179
New Orleans LA Water Revenue	5.000%	12/1/24	550	648
New Orleans LA Water Revenue	5.000%	12/1/25	500	592
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,180
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,015
New Orleans LA Water Revenue	5.000%	12/1/28	550	642
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,383
New Orleans LA Water Revenue	5.000%	12/1/29	650	755
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,148
New Orleans LA Water Revenue	5.000%	12/1/30	500	578
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,648
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,543
New Orleans LA Water Revenue	5.000%	12/1/33	760	868
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,624
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,938
New Orleans LA Water Revenue	5.000%	12/1/35	700	794
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,265	24,679
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	10,858
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	13,542
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,430
				455,873
Maine (0.1%)
Maine GO	5.000%	6/1/19	5,000	5,300
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26	350	421
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27	350	424
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28	350	420
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29	465	553
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.950%	11/7/17 LOC	22,540	22,540
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,401
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,412
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,660
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,070
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,066
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,071
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,720
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,066
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,827
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,269
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,335
				47,555
Maryland (3.6%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	1,988
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,086
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,184
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,338
Anne Arundel County MD GO	5.000%	10/1/19	8,240	8,844
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,461
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,025
Anne Arundel County MD GO	5.000%	4/1/20	830	906
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,249
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,447
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,276
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,913
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,192
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,114
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,375
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,545
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,659
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,050
Anne Arundel County MD GO	5.000%	10/1/21	3,615	4,121
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,422
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,220
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,480
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,716
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,308
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,532

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,966
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,772
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,765
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,954
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,828
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,791
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,815
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,785
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,808
Baltimore County MD GO	5.000%	8/1/19	3,000	3,202
Baltimore County MD GO	5.000%	8/1/21	5,000	5,672
Baltimore County MD GO	5.000%	8/1/21	6,705	7,609
Baltimore County MD GO	5.000%	8/1/21	2,600	2,951
Baltimore County MD GO	5.000%	2/1/22	3,000	3,445
Baltimore County MD GO	4.000%	3/1/30	4,000	4,458
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,466
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,582
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,795
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,778
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,416
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,977
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,158
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,350
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,142
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,661
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,242
Calvert County MD GO	5.000%	7/1/23	3,300	3,915
Frederick County MD GO	5.000%	2/1/23	4,485	5,277
Howard County MD GO	5.000%	8/15/20	14,125	15,595
Howard County MD GO	5.000%	8/15/21	14,440	16,419
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	2,065
Howard County MD GO	5.000%	2/15/22	13,605	15,672
Howard County MD GO	5.000%	8/15/24	2,680	3,038
Maryland Department of Transportation Revenue	5.000%	2/15/19	34,000	35,702
Maryland Department of Transportation Revenue	5.000%	6/1/19	8,155	8,652
Maryland Department of Transportation Revenue	5.000%	11/1/19	19,000	20,444
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	44,966
Maryland Department of Transportation Revenue	5.000%	5/1/20	13,000	14,205
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	9,695
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,480	19,878
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,585	12,845
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	52,341
Maryland Department of Transportation Revenue	5.000%	5/1/21	16,005	18,006
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,000	13,674
Maryland Department of Transportation Revenue	5.000%	11/1/23	25,000	29,732
Maryland Department of Transportation Revenue	4.000%	12/15/28	17,390	19,320
Maryland Department of Transportation Revenue	4.000%	12/15/29	27,000	29,833
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	6,405
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,196
Maryland GO	5.000%	8/1/18	3,000	3,089
Maryland GO	5.000%	8/1/18	2,175	2,239
Maryland GO	5.000%	3/1/19	5,000	5,255
Maryland GO	5.000%	8/1/19	5,015	5,348
Maryland GO	5.000%	8/1/19	5,100	5,439
Maryland GO	5.000%	8/1/19	5,000	5,332
Maryland GO	5.000%	3/15/20	16,615	18,106
Maryland GO	4.500%	8/1/20	13,550	14,755
Maryland GO	5.000%	8/1/20	5,145	5,672
Maryland GO	5.000%	8/1/20	17,900	19,732
Maryland GO	5.250%	8/1/20	4,000	4,436
Maryland GO	5.000%	3/1/21	13,965	15,673
Maryland GO	5.000%	3/1/21	7,580	8,507
Maryland GO	5.000%	3/1/21	31,755	35,638
Maryland GO	4.000%	8/1/21	43,490	47,787
Maryland GO	5.000%	8/1/21	2,230	2,532
Maryland GO	5.000%	8/1/21	33,110	37,589
Maryland GO	5.000%	8/1/21	16,350	18,562
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,224
Maryland GO	5.000%	3/1/22	32,550	37,471
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	42,974

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	3/15/22	5,345	6,160
Maryland GO	5.000%	8/1/22	71,720	83,358
Maryland GO	5.000%	8/1/22	29,215	33,956
Maryland GO	5.000%	8/1/22	115,660	134,428
Maryland GO	5.000%	8/1/22	4,500	5,230
Maryland GO	5.000%	3/15/23	11,425	13,461
Maryland GO	4.000%	8/1/23	37,875	42,869
Maryland GO	5.000%	8/1/23	14,805	17,567
Maryland GO	5.000%	8/1/23	81,995	97,292
Maryland GO	4.000%	8/1/26	28,000	31,413
2 Maryland GO	4.000%	6/1/29	68,270	76,247
Maryland GO	4.000%	6/1/30	73,035	81,142
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	6,877
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,405
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,604
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	899
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,032
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28	530	631
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29	425	503
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30	850	1,000
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32	1,000	1,164
4 Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33	1,000	1,054
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	1.378%	5/15/18	10,100	10,101
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,112
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,615	6,450
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,650	7,616
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,714
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,860
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,563
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/18 (Prere.)	9,000	9,249
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/18 (Prere.)	3,800	3,911
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,745
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,530
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,057
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	917
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,526
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	15,258
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	16,669
Montgomery County MD GO	5.000%	7/1/19	8,790	9,354
Montgomery County MD GO	5.000%	11/1/20	11,370	12,635
Montgomery County MD GO	5.000%	7/1/21	2,380	2,697
Montgomery County MD GO	5.000%	7/1/21	2,500	2,833
Montgomery County MD GO	5.000%	11/1/22	13,750	16,087
Montgomery County MD GO	5.000%	11/1/22	39,265	45,940
Montgomery County MD GO	5.000%	11/1/23	14,750	17,616
Montgomery County MD GO	5.000%	11/1/23	18,000	21,498
Montgomery County MD GO	5.000%	11/1/26	8,300	10,069
Montgomery County MD GO	4.000%	12/1/30	14,000	15,566
Prince Georges County MD GO	5.000%	7/15/19	14,295	15,233
Prince Georges County MD GO	5.000%	7/15/20	11,475	12,638
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,610
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,669
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,953
Prince Georges County MD GO	5.000%	9/15/22	14,030	16,378
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,940
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,268
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24	2,000	2,003
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,375	1,377

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	880
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	600	686
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,243
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	562
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	896
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	595
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	833
4 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,099
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,269
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29	6,100	6,858
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30	6,345	7,060
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31	6,600	7,292
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/32	6,840	8,298
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/20	4,415	4,844
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,874
4 Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31	14,160	15,707
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,194
4 Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	14,315	15,651
4 Washington MD Suburban Sanitary Commission GO	4.000%	6/15/35	16,405	17,778
				2,025,627
Massachusetts (2.8%)
Boston MA GO	5.000%	4/1/20	6,000	6,551
Boston MA GO	5.000%	2/1/23	4,760	5,483
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	15,957
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21	78,960	87,074
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,129
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,682
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	864
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	583
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,240	1,507
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,668
Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,505
2 Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,389
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,404
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,331
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,524
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,916
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,819
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,930
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,688
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,459
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,331
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,328
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	1,991
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,392
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,515
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,683
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,789
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,227
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,297
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,399
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,159
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,000	1,169
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,173
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,271
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,931
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,064
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,020
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	13,655	14,915
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	1,345	1,424
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,688
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,000	3,407
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34	10,800	12,900
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,380
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,483
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	3,150
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	19,128
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	981
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	826

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	953
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,463
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,940
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	7,099
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	4,000	4,638
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,946
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,763
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	10,205	10,828
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24	20,000	24,101
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,590
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,000
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,166
Massachusetts GO	5.500%	10/1/18	9,500	9,885
Massachusetts GO	5.000%	7/1/19	3,645	3,877
Massachusetts GO	5.000%	5/1/20	8,355	9,134
Massachusetts GO	5.000%	7/1/20	3,920	4,307
Massachusetts GO	5.500%	10/1/20 (14)	11,065	12,410
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	20,249
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	30,007
Massachusetts GO	5.000%	7/1/21	10,170	11,500
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	22,666
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,078
Massachusetts GO	5.250%	8/1/21	20,870	23,842
Massachusetts GO	5.000%	8/1/22	14,000	16,237
Massachusetts GO	5.000%	12/1/23	23,000	27,396
Massachusetts GO	5.000%	7/1/24	3,705	4,459
Massachusetts GO	5.000%	7/1/24	9,575	11,524
Massachusetts GO	5.000%	8/1/24	65,150	78,522
Massachusetts GO	5.000%	12/1/24	3,000	3,635
Massachusetts GO	5.000%	7/1/25	5,710	6,976
Massachusetts GO	1.428%	11/1/25	22,000	21,909
Massachusetts GO	5.000%	12/1/25	20,000	24,573
Massachusetts GO	5.000%	4/1/26	32,115	39,597
Massachusetts GO	5.000%	7/1/27	41,660	51,221
Massachusetts GO	5.000%	7/1/28	21,000	25,578
Massachusetts GO	5.000%	7/1/28	29,520	37,210
Massachusetts GO	5.000%	12/1/28	4,155	5,092
Massachusetts GO	5.000%	7/1/29	10,425	12,473
Massachusetts GO	5.000%	7/1/29	5,000	6,050
Massachusetts GO	5.000%	7/1/30	12,000	14,292
Massachusetts GO	4.000%	11/1/30	45,000	49,081
Massachusetts GO	5.000%	11/1/30	25,000	30,722
Massachusetts GO	1.680%	12/1/30 (14)	700	646
Massachusetts GO	1.635%	12/1/30 (14)	8,375	7,724
Massachusetts GO	1.665%	12/1/30 (14)	17,575	16,214
Massachusetts GO	1.620%	12/1/30 (14)	6,050	5,565
Massachusetts GO	5.000%	9/1/31	5,770	6,652
Massachusetts GO	5.000%	11/1/31	19,950	24,397
Massachusetts GO	5.000%	12/1/36	6,500	7,691
Massachusetts GO	5.000%	11/1/37	20,000	23,794
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,448
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	1,938
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	15,846
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,600
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,656
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,476
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,890
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,116
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,510
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,068
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,194
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,611
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,534
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,107
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,680
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,712
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,905
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,840
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,251
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,447

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,235
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,996
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,793
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	37,876
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,797
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,969
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,401
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,445
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 10/15/32		8,010	9,079
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,779
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 11/15/33		10,000	11,877
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,860
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000% 11/15/34		9,505	11,239
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,676
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,365
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	37,236
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	14,063
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	6,721
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,430	7,653
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	9,287
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	9,290	9,729
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	23,040
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,668
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	3,973
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,271
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,637
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,620
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	10,000	11,927
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	8,075
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,374
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,868
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,732
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,011
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,409
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,023
				1,563,689
Michigan (3.1%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,188
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,417
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,744
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,544
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,126
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,636
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	841
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,161
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,240
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	915
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,396
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,266
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,226
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,614
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,609
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,890	4,250
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,881
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,479
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,371
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,624
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,213
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,122
East Lansing MI School District GO	5.000%	5/1/28	620	751
East Lansing MI School District GO	5.000%	5/1/29	500	602
East Lansing MI School District GO	5.000%	5/1/30	600	717
East Lansing MI School District GO	5.000%	5/1/31	1,900	2,262
East Lansing MI School District GO	5.000%	5/1/33	755	885
East Lansing MI School District GO	5.000%	5/1/34	1,500	1,746
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,270
Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,814
Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,478
Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,176

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,544
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,096
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,773
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	4,800	5,665
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30	17,025	19,507
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,750	5,497
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33 (4)	4,750	5,024
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	34,080	38,168
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	64,000	71,524
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	10,290	12,240
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	14,000	16,591
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30	5,400	6,259
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	9,210	10,621
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	13,380	14,091
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35	4,000	4,586
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	10,145	11,076
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	8,225	8,789
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,144
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,161
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,727
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	6,082
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	1,996
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,408
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,690
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,695
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,837
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,209
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,530
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,500	1,863
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,370	1,685
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,500	1,829
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,500	3,030
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,000	2,409
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,150	2,558
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,790	2,118
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,322
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,149
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,692
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,523
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,820
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,037
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,925
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,821
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,385
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,323
Michigan Building Authority Revenue	5.000%	4/15/25	2,500	3,011
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,673
Michigan Building Authority Revenue	5.000%	4/15/26	1,570	1,907
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	7,826
Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,822
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,510
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,406
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	31,457
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,132
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,677
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,739
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,217
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	31,717
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,437
Michigan Building Authority Revenue	5.000%	10/15/32	9,000	10,644
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,954
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,494
Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,199
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,279
Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,574
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,325
Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,498
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,816
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,878
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,953

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,946
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,822
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	8,304
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,529
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,500	7,483
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,503
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	15,307
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	24,000	27,397
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,384
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,993
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,580
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,161
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,437
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	12,225	14,163
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,793
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,725
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,519
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,543
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,008
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,135
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	18,660
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	16,905
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	801
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	11,225
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,367
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,395
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,100	3,497
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,135
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	22,575
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	3,922
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	961
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,222
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,252
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,450	6,069
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,000	5,568
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,949
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,516
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24	2,300	2,729
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,824
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,184
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,924
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,475
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,166
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,000	1,187
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,791
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,181
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	935
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,159
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,000	1,154
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	2,964
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	3,025
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.443%	10/15/18	46,830	46,868
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.593%	10/15/20	25,000	25,159
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,523
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,315
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,455
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,729
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,706
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	958
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,310	1,574
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	488
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,357
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	454
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,831
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/20	8,360	9,031
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29	5,040	6,122
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,293
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,732
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	78
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,750	5,692

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,500	4,191
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	8,653
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,765	3,317
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	4,880	5,771
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	3,770	4,434
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	14,233
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	2,765	3,241
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,000	5,794
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	9,087
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	51,819
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	46,806
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	7,789
Michigan GAN	5.000%	3/15/23	5,000	5,835
Michigan GAN	5.000%	3/15/26	6,040	7,321
Michigan GAN	5.000%	3/15/27	3,750	4,585
Michigan GO	5.000%	12/1/25	7,835	9,640
Michigan GO	5.000%	12/1/26	2,285	2,775
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,177
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,302
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,409
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	17,185
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,233
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,889
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,270	1,317
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,350
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,304
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	3,965
Michigan Housing Development Authority Revenue	3.500%	6/1/47	12,200	12,892
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,422
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/23	1,250	1,459
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/24	1,500	1,781
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/25	1,250	1,469
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/26	2,000	2,346
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/27	1,700	1,980
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/28	1,250	1,449
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/29	2,500	2,883
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,687
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,434
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,530
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,173
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,306
Oakland University MI Revenue	5.000%	3/1/24	500	588
Oakland University MI Revenue	5.000%	3/1/25	500	596
Oakland University MI Revenue	5.000%	3/1/26	500	602
Oakland University MI Revenue	5.000%	3/1/27	750	896
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,438
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,042
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,594
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,642
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,049
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,305
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,528
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,315
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,475
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,497
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,721
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,420
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,341
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,872
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,510
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,570
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,648
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,151

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	14,693
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	20,844
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	27,230
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	2,880
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,342
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,572
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,250
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,429
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,717
University of Michigan Revenue	5.000%	4/1/33	2,750	3,318
University of Michigan Revenue	5.000%	4/1/34	3,475	4,171
University of Michigan Revenue	5.000%	4/1/35	3,300	3,954
University of Michigan Revenue	5.000%	4/1/36	4,000	4,778
University of Michigan Revenue	5.000%	4/1/37	5,000	5,959
1 University of Michigan Revenue PUT	1.350%	4/2/18	24,940	24,939
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,225	2,689
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,050	1,268
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,935	2,364
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	700	849
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,800	2,213
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	600	725
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,205	1,465
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	791
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,807
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	775	925
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	770	925
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	545	647
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,702
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	502
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	472
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,355
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	385	457
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,836
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	405	479
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,931
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,015
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	918
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,473
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	635	744
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	753
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,041
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	594
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,073
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,430
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,720
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,394
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,355
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,145
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,808
3 Wayne State University Michigan Revenue TOB VRDO	0.990%	11/7/17	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,536
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,567
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,599
				1,762,218
Minnesota (1.5%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,446
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,435
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,880
Hennepin County MN GO	5.000%	12/1/19	5,050	5,452
Hennepin County MN GO	5.000%	12/1/23	2,600	3,110
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,183
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,610
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,681
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,560
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,898
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,936
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,788

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000% 11/15/18		2,190	2,277
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,672
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,500	14,148
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	300	369
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,280	2,652
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,000	6,110
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	350	428
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,900
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,000	6,064
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	425	515
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,500	2,887
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	500	603
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,925	4,692
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	600	717
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	773
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	900	1,065
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	1,034
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	1,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,087
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,882
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	5,000	5,613
Minneapolis MN GO	2.000%	12/1/19	8,000	8,138
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18 (ETM)	4,955	5,089
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	16,383
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,769
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,791
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,620
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,886
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	8,128
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,661
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	12,216
Minnesota 911 Revenue	5.000%	6/1/18	18,000	18,413
Minnesota 911 Revenue	5.000%	6/1/19	20,400	21,630
Minnesota 911 Revenue	5.000%	6/1/20	21,420	23,493
Minnesota COP	5.000%	6/1/18	7,135	7,158
Minnesota COP	5.000%	6/1/19	8,540	8,568
Minnesota COP	5.000%	6/1/28	3,225	3,795
Minnesota COP	5.000%	6/1/29	3,385	3,965
Minnesota COP	5.000%	6/1/30	3,405	3,979
Minnesota COP	5.000%	6/1/32	3,670	4,269
Minnesota COP	5.000%	6/1/33	3,615	4,198
Minnesota COP	5.000%	6/1/34	4,005	4,635
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,586
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,861
Minnesota GO	5.000%	8/1/18	3,895	4,010
Minnesota GO	5.000%	8/1/21	5,445	6,173
Minnesota GO	5.000%	8/1/21	6,000	6,802
Minnesota GO	5.000%	8/1/21	6,500	7,369
Minnesota GO	5.000%	8/1/21	31,000	35,145
Minnesota GO	5.000%	10/1/21 (Prere.)	155	176
Minnesota GO	5.000%	10/1/21	34,000	38,715
Minnesota GO	5.000%	8/1/22	20,500	23,806
Minnesota GO	5.000%	10/1/22	39,500	46,046
Minnesota GO	5.000%	10/1/23	29,530	35,137
Minnesota GO	5.000%	10/1/23	3,690	4,391
Minnesota GO	5.000%	8/1/24	12,355	14,917
Minnesota GO	5.000%	8/1/24	15,500	18,714
Minnesota GO	5.000%	8/1/24	1,350	1,630
Minnesota GO	5.000%	10/1/24	9,845	11,210
Minnesota GO	5.000%	10/1/24	27,000	32,691
Minnesota GO	5.000%	8/1/25	13,500	16,556
Minnesota GO	5.000%	10/1/25	29,320	36,041
Minnesota GO	4.000%	8/1/26	8,015	9,316
Minnesota GO	5.000%	8/1/26	35,060	42,883
Minnesota GO	5.000%	10/1/26	13,030	16,231
Minnesota GO	5.000%	8/1/27	4,000	4,860
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/18	455	460
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	441
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,472

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,437
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	8,038
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/29	7,000	8,736
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	8,000	10,075
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	11,829
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,095
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,015	2,357
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,787
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	22,328
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,179
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	915	985
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,990	2,143
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	805	867
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,120	1,206
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,235	1,330
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/19 (Prere.)	3,550	3,841
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	780	839
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	890	957
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,085	1,166
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,935	2,080
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/22	1,190	1,280
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/29	3,450	3,730
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/28	750	905
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/29	750	899
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/31	1,800	2,140
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/34	1,000	1,171
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/35	1,245	1,315
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/36	1,500	1,579
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/37	1,500	1,575
University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,000	1,042
University of Minnesota Revenue	5.000%	4/1/19 (Prere.)	500	527
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,226
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,156
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,524
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,750
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,759
University of Minnesota Revenue	5.000%	8/1/24	4,515	4,981
				860,724
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,152
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.940%	11/1/17	12,200	12,200
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,740
Jackson MS Public School District GO	5.000%	4/1/24	3,035	3,572
Jackson MS Public School District GO	5.000%	4/1/25	5,295	6,320
Jackson MS Public School District GO	5.000%	4/1/26	5,000	6,036
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,379
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.940%	11/1/17	15,600	15,600
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.940%	11/1/17	10,300	10,300

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,942
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	2,942
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/26	6,000	7,219
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/27	7,985	9,676
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial
Development Highway Refunding Project)	5.000%	1/1/28	2,250	2,743
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28	1,500	1,835
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29	1,370	1,663
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31	1,000	1,201
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32	2,030	2,212
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33	1,500	1,623
Mississippi GO	5.000%	10/1/19	2,330	2,499
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	13,699
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	13,358
Mississippi GO	5.000%	10/1/29	15,000	18,467
Mississippi GO	5.000%	11/1/30	4,000	4,759
Mississippi GO	5.000%	10/1/31	19,800	24,064
Mississippi GO	5.000%	12/1/31	11,250	13,215
Mississippi GO	5.000%	12/1/32	7,000	8,197
Mississippi GO	5.000%	10/1/33	19,500	23,453
Mississippi GO	5.000%	10/1/34	10,000	11,969
				233,035
Missouri (0.8%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/33	7,500	8,620
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/25	1,000	1,016
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/26	750	754
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/26	2,000	2,294
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/27	1,000	1,154
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/28	1,400	1,604
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/30	840	950
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/31	870	978
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/32	750	838
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,119
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,059
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,077
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,134
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,277
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	6,973
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,538
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,092
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,305
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,036
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,919
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,939
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,436
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,299
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,700	1,844
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,371
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,103
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,938
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,990
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,454
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,000	2,398
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,900	3,528
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	5,209
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	2,000	2,447

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Environmental Improvement & Energy Resources Authority Revenue	1.645%	12/1/22 (14)	6,660	6,362
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,353
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,135
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/21	2,845	3,145
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	3,490	3,945
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	3,690	4,153
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/24	3,320	3,722
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,557
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	5,738
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,507
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,646
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,041
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,597
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,573
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,414
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.000%	11/15/20	3,975	4,405
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.250%	11/15/25	8,000	8,802
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	5.000%	11/15/30	5,000	5,386
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health
System)	4.000%	11/15/33	5,200	5,477
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	16,946
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	3,270	3,452
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,707
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	2,961
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/25	850	982
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/26	750	871
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/28	1,000	1,137
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/29	1,150	1,299
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/30	400	449
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/31	1,350	1,509
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/32	500	556
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated
Group)	5.000%	2/1/33	550	610
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,154
4 Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	1,889
4 Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,618
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	1.658%	6/1/31 (2)	1,000	903
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	1.659%	6/1/31 (2)	7,800	7,061
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,004
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,096
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	5,791
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,000	18,104
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,800	3,278
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,354
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,778
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,598
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,748
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,380
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,377
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	5,245	5,582
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,397
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,070
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,083
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,000	3,540
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,785	3,310
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,600	1,905

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,720
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,085
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	6,800	7,794
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	3,011
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,470
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,187
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,201
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,203
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,589
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,346
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,510
				479,266
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,764
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,935	3,052
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,969
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,100
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30	2,000	2,336
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,321
				33,542
Multiple State (0.1%)
3 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.010%	11/7/17 LOC	40,000	40,000

Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,489
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	161,065
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/23	1,910	2,215
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/24	1,400	1,646
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/25	2,005	2,380
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/26	1,160	1,369
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/27	1,760	2,066
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/28	1,250	1,453
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/29	1,895	2,191
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/21	1,000	1,081
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/22	860	925
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/24	1,320	1,471
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/25	1,000	1,109
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/32	5,000	5,425
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,175
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,299
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,449
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,365
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,775
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,106
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,259
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,130
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,255
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,409
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,165
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,654
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,357
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,403
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,610
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,613
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,681
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27	2,375	2,914
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,055

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,160
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,876
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,650
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,428
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,374
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,608
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,628
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,907
				267,190
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,578
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,860
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,160
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,113
Clark County NV GO	5.000%	7/1/19	9,000	9,566
Clark County NV GO	5.000%	7/1/21	6,075	6,872
Clark County NV GO	4.000%	6/1/31	17,000	18,779
Clark County NV GO	4.000%	6/1/32	12,000	13,129
Clark County NV GO	5.000%	7/1/33	16,290	18,539
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	908
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,062
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,646
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,170
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,500	1,858
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,540	1,888
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,000	2,436
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	12,275
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,773
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,510	6,474
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,167
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,655	14,726
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	8,980	9,024
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,335	14,404
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	30,608
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,071
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,062
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,387
3 Clark County NV Water Reclamation District GO TOB VRDO	0.940%	11/7/17	13,405	13,405
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25	2,080	2,484
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	1,815	2,170
Las Vegas NV GO	4.000%	6/1/18	3,110	3,163
Las Vegas NV GO	4.000%	6/1/19	3,235	3,378
Las Vegas NV GO	4.000%	6/1/20	3,360	3,596
Las Vegas NV GO	4.000%	6/1/21	3,500	3,820
Las Vegas NV GO	5.000%	6/1/21	1,400	1,578
Las Vegas NV GO	5.000%	9/1/24	5,690	6,811
Las Vegas NV GO	5.000%	9/1/25	6,070	7,354
Las Vegas NV GO	4.000%	6/1/30	4,610	5,037
Las Vegas NV GO	4.000%	6/1/31	4,795	5,212
Las Vegas NV GO	4.000%	6/1/32	4,990	5,392
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	8,000	8,078
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	5,000	5,049
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,538
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,300
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,396
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,208
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	4,816
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,495
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,434
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,471
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,826
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,795
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,196
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,164
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,289
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,930
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,912
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,071
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,890

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada GO	5.000%	4/1/22	17,000	19,563
Nevada GO	5.000%	11/1/23	28,500	33,876
Nevada GO	5.000%	4/1/24	17,595	21,062
Nevada GO	5.000%	11/1/25	34,000	41,227
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,557
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	28,000	30,535
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	26,170	28,334
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,626
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28 (2)	165	169
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26	4,000	4,911
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27	3,085	3,824
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30	3,500	4,240
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,435	5,278
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	9,132
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	2,058
				602,185
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,693
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,434
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,212
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,335
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,130
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,235
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,748
New Hampshire Health & Education Facilities Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	10,677
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,111
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,021
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,060
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,601
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,687
				47,944
New Jersey (3.1%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25 (4)	4,955	5,932
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26 (4)	4,685	5,661
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27 (4)	3,000	3,580
Bergen County NJ GO	5.000%	10/15/21	2,500	2,857
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,073
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,366
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,720	4,546
Jersey City NJ GO	5.000%	3/1/20	1,610	1,743
Jersey City NJ GO	5.000%	3/1/21	1,200	1,335
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,946
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,146
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,490
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,119
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	4,978
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,065
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	18,038
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	27,652
New Jersey Economic Development Authority Revenue	5.000%	6/15/26	2,500	2,849
New Jersey Economic Development Authority Revenue	5.000%	6/15/27	2,500	2,859
New Jersey Economic Development Authority Revenue	5.500%	6/15/29	30,000	35,134
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	33,000	38,534
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	10,300	12,027
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,545
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	9,398
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,268
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,292
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27 (15)	6,500	7,740
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/29	4,000	3,936
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31 (15)	5,000	4,920
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	23,266
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,575
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,266
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,481

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,918
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,601
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,291
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	60,105
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,076
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,267
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,677
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,567
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,684
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,958
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,735
3 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	1.040%	11/7/17 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,801
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,037
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,098
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,075	2,229
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,370
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,370
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,596
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,655
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,912
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	26,717
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	9,140
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	7,699
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	2,360	2,747
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,353
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34	10,000	12,115
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,556
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,581
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,198
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,736
New Jersey GO	5.000%	8/15/20	30,000	32,759
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,936
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,794
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,285
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,778
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,096
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/29	2,735	2,972
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/33	5,000	5,364
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	4,134
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	1,615	1,685
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	995	1,040
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	1,315	1,419
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	930	1,004
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	805	871
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	570	617
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20	3,000	3,284
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,000	2,250
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22	2,020	2,319
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26	1,000	1,132
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.500%	10/1/18 (Prere.)	2,870	2,985
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.500%	10/1/23	9,990	10,368
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled
Program) VRDO	0.900%	11/7/17 LOC	16,000	16,000
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28	1,700	2,032
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30	1,000	1,179

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31	1,100	1,291
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,048
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,864
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,000	2,333
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,587
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,141
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24	2,415	2,750
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25	1,535	1,763
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27	2,420	2,797
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29	1,250	1,425
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30	1,090	1,236
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,470
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	3,705	3,888
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	21
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,076
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	6,805	6,968
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,000	11,333
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,661
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	27,809
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,617
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	26,156
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	51,701
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,635
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,240
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,799
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,694
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,820
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,681
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,687
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,766
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,500
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	15,065
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,582
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	8,020
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,341
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	26,715
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,610	1,720
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,645
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	4,110
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	9,983
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	17,590	19,254
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,894
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	33,083
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	13,465
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,246
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,231
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	16,137
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250% 12/15/22 (2)		30,900	34,974
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250% 12/15/22		3,770	4,242
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500% 12/15/22		29,000	32,976
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250% 12/15/23		2,500	2,850
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,955
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000% 12/15/24		18,240	20,725
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000% 12/15/25		1,000	738
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000% 12/15/25		72,680	53,625
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,740
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	19,178
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	6,895	7,200
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,575	1,645
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	12,810	13,346
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	2,925	3,047
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,003
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,000	3,677
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,040	20,509
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	35,645
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,657
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	23,141
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,409

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,349
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,613
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	5,989
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,239
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,152
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,513
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,748
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,147
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,202
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,354
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,678
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,115
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,323
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,109
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,102
Sussex County NJ GO	5.000%	2/15/23	5,485	6,427
Sussex County NJ GO	5.000%	2/15/24	4,356	5,209
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	17,337
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	30,852
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	49,227	50,087
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	25,410	25,513
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	168,360	47,429
				1,733,791
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,574
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29	2,560	3,087
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,500
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,028
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32	1,900	2,255
Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
PUT	1.875%	4/1/20	16,000	16,142
Farmington NM Pollution Control Revenue (Southern California Edison Co. Four Corners Project)
PUT	1.875%	4/1/20	35,000	35,351
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	16,824
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,282
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,613
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,616
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	2,079
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,496
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	2,300	2,603
New Mexico GO	5.000%	3/1/23	15,925	18,716
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,076
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,207
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,223
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,693
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,504
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,487
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,269
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,881
				136,506
New York (16.2%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19 (4)(ETM)	1,185	1,238
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,779
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,893
3 Battery Park City Authority New York Revenue TOB VRDO	0.960%	11/1/17 LOC	15,050	15,050
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,453
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,545
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33	1,340	1,580
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34	1,000	1,174
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36	1,000	1,166
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37	1,000	1,164

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,465
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,186
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,567
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,013
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,682
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,492
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	325	402
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29	600	742
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	625	768
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32	550	669
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33	525	636
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34	850	1,025
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35	1,300	1,565
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36	1,650	1,980
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,670
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,684
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,135
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,821
Freeport NY GO	5.000%	1/15/20	2,070	2,234
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,880
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33	7,500	8,922
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	12,100	14,328
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	15,700	18,521
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	14,000	16,465
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	7,910	9,282
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	21,301
Long Island NY Power Authority Electric System Revenue	5.500%	5/1/19 (Prere.)	28,235	30,075
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,065
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,335
1 Long Island NY Power Authority Electric System Revenue PUT	1.515%	11/1/18	18,650	18,676
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/20	3,500	3,833
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/28	1,500	1,848
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/29	2,255	2,759
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/30	2,500	3,040
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/32	1,750	2,101
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/33	1,725	2,060
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	2,200	2,208
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,445
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,399
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,112
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,525	1,911
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,800	2,256
Nassau County NY GO	5.000%	4/1/22	14,850	16,973
Nassau County NY GO	4.000%	10/1/22	8,755	9,340
Nassau County NY GO	5.000%	4/1/23	15,665	18,231
Nassau County NY GO	4.000%	10/1/23	5,245	5,577
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/21	2,605	2,889
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/25	1,375	1,601
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/26	1,715	1,981
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/27	3,090	3,545
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,759
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,060
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,291
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,811
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,750	2,049

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/18	5,000	5,145
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,200
New York City NY GO	5.250%	3/1/19 (Prere.)	610	643
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,694
New York City NY GO	5.000%	6/1/19 (ETM)	6,725	7,134
New York City NY GO	5.000%	6/1/19	1,950	2,067
New York City NY GO	5.000%	8/1/19	5,000	5,329
New York City NY GO	5.000%	8/1/19	32,000	34,107
New York City NY GO	5.000%	8/1/19	17,870	19,047
New York City NY GO	5.000%	8/1/19	4,500	4,796
New York City NY GO	5.000%	8/1/19	3,100	3,304
New York City NY GO	5.000%	8/1/20	32,355	34,491
New York City NY GO	5.000%	8/1/20	6,060	6,665
New York City NY GO	5.000%	8/1/20	5,000	5,499
New York City NY GO	5.000%	8/1/20	14,000	15,397
New York City NY GO	5.250%	3/1/21	3,645	3,842
New York City NY GO	5.000%	8/1/21	15,750	17,362
New York City NY GO	5.000%	8/1/21	4,000	4,521
New York City NY GO	5.000%	8/1/21	10,000	11,302
New York City NY GO	5.000%	8/1/21	5,000	5,651
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	58,635	62,517
New York City NY GO	5.250%	9/1/21	14,250	14,747
New York City NY GO	5.000%	10/1/21	7,545	8,564
New York City NY GO	5.000%	8/1/22	7,415	8,570
New York City NY GO	5.000%	8/1/22	5,500	6,357
New York City NY GO	5.000%	8/1/22	6,400	7,397
New York City NY GO	5.000%	8/1/22	2,500	2,890
New York City NY GO	5.000%	8/1/22	6,740	7,790
New York City NY GO	5.000%	8/1/22	32,000	34,113
New York City NY GO	5.000%	8/1/22	18,475	20,350
New York City NY GO	5.000%	8/1/22	6,020	6,631
New York City NY GO	5.000%	8/1/22	1,305	1,508
New York City NY GO	5.250%	8/15/22	25,250	26,080
New York City NY GO	5.000%	8/1/23	3,690	4,303
New York City NY GO	5.000%	8/1/23	3,905	4,598
New York City NY GO	5.000%	8/1/23	14,590	16,870
New York City NY GO	5.000%	8/1/23	7,740	9,025
New York City NY GO	5.000%	8/1/23	5,650	6,653
New York City NY GO	5.000%	8/1/23	2,000	2,131
New York City NY GO	5.250%	8/15/23	21,820	22,535
New York City NY GO	5.000%	10/1/23	4,430	5,141
New York City NY GO	5.000%	4/1/24	17,335	19,893
New York City NY GO	5.000%	8/1/24	8,085	8,896
New York City NY GO	5.000%	8/1/24	5,310	5,995
New York City NY GO	5.000%	8/1/24	16,990	20,334
New York City NY GO	5.000%	8/1/24	20,000	23,575
New York City NY GO	5.000%	8/1/24	4,000	4,623
New York City NY GO	5.250%	8/15/24	23,815	24,594
New York City NY GO	5.000%	10/1/24	4,500	5,220
New York City NY GO	5.000%	10/1/24	5,000	5,673
New York City NY GO	5.000%	8/1/25	3,300	3,757
New York City NY GO	5.000%	8/1/25	3,630	4,402
New York City NY GO	5.000%	8/1/25	15,500	18,797
New York City NY GO	5.000%	8/1/25	5,000	5,772
New York City NY GO	5.000%	10/1/25	10,985	12,737
New York City NY GO	5.000%	4/1/26	3,590	3,780
New York City NY GO	5.000%	4/1/26	10,000	11,430
New York City NY GO	5.000%	8/1/26	9,735	11,463
New York City NY GO	5.000%	8/1/26	14,215	16,739
New York City NY GO	5.000%	8/1/26	5,000	5,767
New York City NY GO	5.000%	10/1/26	23,890	27,677
New York City NY GO	5.000%	4/1/27	14,780	16,852
New York City NY GO	5.000%	8/1/27	6,585	7,723
New York City NY GO	5.000%	8/1/27	20,000	24,451
New York City NY GO	5.000%	8/1/27	4,705	5,341
New York City NY GO	5.000%	10/1/27	15,000	17,332
New York City NY GO	5.000%	8/1/28	18,000	20,376
New York City NY GO	5.000%	8/1/28	9,300	10,943
New York City NY GO	5.000%	3/1/29	27,590	32,149

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	5/15/29	7,900	8,344
New York City NY GO	5.000%	8/1/29	9,715	11,318
New York City NY GO	5.000%	8/1/29	1,750	2,142
New York City NY GO	5.000%	3/1/30	16,230	18,891
New York City NY GO	5.000%	8/1/30	10,655	12,401
New York City NY GO	5.000%	8/1/30	6,845	7,967
New York City NY GO	5.000%	8/1/30	5,380	6,316
New York City NY GO	5.000%	8/1/30	23,000	25,851
New York City NY GO	5.000%	3/1/31	33,315	38,820
New York City NY GO	5.450%	4/1/31	250	265
New York City NY GO	4.000%	8/1/31	30,000	32,921
New York City NY GO	5.000%	10/1/31	34,050	38,425
New York City NY GO	5.000%	12/1/31	3,000	3,603
New York City NY GO	5.000%	8/1/32	1,475	1,654
New York City NY GO	5.000%	8/1/33	5,000	5,820
New York City NY GO	5.000%	12/1/33	11,750	13,976
New York City NY GO	5.000%	12/1/34	4,000	4,736
New York City NY GO	4.000%	8/1/35	15,000	16,122
New York City NY GO	5.000%	12/1/35	3,000	3,539
New York City NY GO	5.000%	10/1/36	4,000	4,734
New York City NY GO VRDO	0.910%	11/1/17	23,615	23,615
New York City NY GO VRDO	0.910%	11/1/17	36,245	36,245
New York City NY GO VRDO	0.920%	11/1/17	11,500	11,500
New York City NY GO VRDO	0.920%	11/1/17	16,200	16,200
New York City NY GO VRDO	0.930%	11/1/17	58,665	58,665
New York City NY GO VRDO	0.930%	11/7/17	12,145	12,145
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,786
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	20,682
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,934
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,955
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,339
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,347
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,416
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	9,075
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	1,014
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	512
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,418
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	29,147
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,939
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	46,723
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,936
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,966
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	34,495
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,510
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,862
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,637
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,222
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33	10,000	12,050
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	6,150
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	57,876
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,153
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	12,300	12,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	22,630	22,630
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	33,400	33,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.920%	11/1/17	20,900	20,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.930%	11/7/17	10,940	10,940
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,830	19,277
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	7,254
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19 (ETM)	3,875	4,056
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,646
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,365
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	13,740
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	12,267
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,592
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,043
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	4,844
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,631
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	13,292
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,579
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	6,010

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	9,917
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	10,718
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,000	5,983
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,270	6,281
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,915
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,240
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,000	5,932
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,546
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	11,818
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,674
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,772
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	11,642
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	3,980	3,980
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,197
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	6,500	6,757
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	15,592
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,731
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	48
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,727
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	3,570	3,840
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	10,578
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	14,981
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	29,955	32,256
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	18,286
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	4,000	4,659
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	19,342
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	16,624
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,689
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	24,132
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,395
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	14,744
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,000	6,819
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	17,673
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,137
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	16,682
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	4,771
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,265
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,695
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,695
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,028
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,465
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,993
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,790
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,205
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,629
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,541
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,426
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	28,590
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	5,953
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,510
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	14,008
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	5,750	6,310
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,922
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	21,748
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,000	9,589
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	27,848
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,630
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	16,161
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	15,790	18,989
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,942
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	18,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	20,065
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	10,500	12,540
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	9,455
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	14,255
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	14,000	16,783
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	20,000	23,975
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	16,333

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	14,415	17,123
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,798
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	18,634
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	24,110	28,742
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	13,266
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	31,869
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	11,650
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	11,192
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,000	8,186
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	17,060	20,171
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	8,885	9,607
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	25,700
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	20,000	23,730
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,738
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,000	11,745
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	7,240	8,534
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	7,000	7,551
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,511
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	20,000	23,655
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,705
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,000	11,719
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,895	7,407
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	19,000	22,419
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.910%	11/1/17	3,300	3,300
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18 (ETM)	7,600	7,942
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	33,341
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,059
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,892
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	15,944
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	25,097
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	2,685	2,689
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	10,000	10,015
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,000	3,064
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,885	3,968
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,037
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18 (Prere.)	1,500	1,561
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	23,500	25,286
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	34,225	37,961
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	22,625	25,334
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20 (Prere.)	9,000	10,078
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	19,000	21,635
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	1,500	1,714
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21 (Prere.)	3,850	4,400
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	18,429
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,395	9,766
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	10,000	11,633
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,616
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,000	5,921
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	42,000	49,733
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,525	7,581
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,000	12,025
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,353
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	35,934
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,555
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	11,500	13,973
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,023
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,370	6,213
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,682
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	7,000	8,611
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	1,975
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	6,000	7,451
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	20,500	24,732
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,270
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,585	4,348
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	15,705
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	23,101
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	5,000	6,022
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	11,797

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,745
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,642
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	5,500	6,680
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	27,271
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,687
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,345
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	7,000	8,306
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,764
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,310
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	14,628
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	15,009
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,883
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	22,506
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	15,660	16,641
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.870%	11/1/19	8,000	8,093
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	8,296
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	13,202
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	7,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	11,862
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	12,492
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	13,070
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,300
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	12,074
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	18,605
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,417
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	29,619
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	13,062
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,654
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	11,919
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	70,644
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,922
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	53,415	56,828
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	89,720	98,208
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,007
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	6,805	6,960
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,893
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,303
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	8,622
1 New York Metropolitan Transportation Authority Revenue PUT	1.280%	11/15/17	31,200	31,196
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	18,000	19,474
New York NY GO	5.000%	8/1/28	30,000	36,977
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	2/15/19 (4)	1,220	1,224
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,035
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,206
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,320
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	2,125	2,339
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,766
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,268
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,631
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/18 (Prere.)	2,570	2,637
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	430	442
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	237
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,254
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	5,863
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,692
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	22,134
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/18	4,885	5,012
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/19	4,000	4,250
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20	6,485	7,109
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21	3,500	3,942
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,204
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,835
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,349
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,060
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,602
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,612
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,185
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,711
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,701
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,128

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,125
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,865	2,955
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,599
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	70	72
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	14,666
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	215	222
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,834
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,638
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,052
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,837
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26	4,000	4,947
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34	15,000	17,687
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	17,500	20,561
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	9,000	10,544
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	5,790	5,876
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	37,839
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	12,145	12,742
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	20,000	21,060
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,075	3,235
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	2,875	3,027
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/19	15,000	16,209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	37,000	40,196
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	22
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	33
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,075
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	36,430	40,802
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,030	13,063
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	33,415	38,402
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,051
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,380
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,530
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	56,335	64,742
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,206
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	25,000	29,333
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	9,991
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,379
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	42,892
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	24,306
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	41,265	50,709
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	22,351
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	36,696
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	11,809
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	19,724
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	2,892
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	11,993
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	11,883
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	21,000	26,053
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	24,019
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,000	18,046
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	34,269
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	31,410	38,670
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	13,923
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	27,943
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	39,000	47,539
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,770
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	27,934
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	30,000	36,290
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	21,507
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	11,757
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	24,552
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	35,823
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	19,665
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,525
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	57,500	62,371
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,214
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,528
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	34,000	36,680

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	43,101
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	32,000	34,388
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	17,050	19,996
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	5,440	6,362
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,725
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,680
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	10,721
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,088
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,424
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	851
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,719
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	583
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	18,630
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,204
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,450
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	22,098
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,742
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,154
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,236
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,159
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,706
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,147
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,785
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,051
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	856
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	460
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	566
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	230
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	479
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	561
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	11,878
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,254
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	18,891
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,246
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28	1,750	2,150
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29	1,500	1,830
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,000	3,179
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	10,633
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	12,491
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,447
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,149
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26	1,000	1,214
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27	2,500	3,029
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35	3,000	3,459
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36	2,000	2,301
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	4,465	4,530
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	4,800	5,050
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/20	15,275	16,638
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	17,945
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	22,471
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	43,155	49,717
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,650	3,119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	14,855	17,852
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	42,643
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	61,260
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,181
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,002
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	32,599
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	37,682
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	16,907
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	43,928
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,835	22,212
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	3.030%	12/1/25 (2)	7,785	7,785
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	3.050%	3/1/27 (2)	1,320	1,320
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	3.104%	7/1/29 (10)	1,380	1,380
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.593%	5/1/32 (10)	21,375	20,120

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.593%	5/1/32 (10)	12,025	11,319
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.593%	5/1/32 (10)	3,050	2,871
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,504
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	16,531
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	70	73
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	155	162
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	4,370	4,945
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/23	2,250	2,666
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,889
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	11,266
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,902
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,067
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	29,531
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,128
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,106
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	15,655	19,102
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	12,515	15,035
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	8,000	9,731
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	9,500	11,510
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	9,500	11,465
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	4,745	5,664
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,267
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,911
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,794
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,766
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,923
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,981
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,070
New York State GO	4.500%	2/1/18	24,735	24,955
New York State GO	4.500%	2/1/19	10,670	11,133
New York State GO	5.000%	2/1/30	3,000	3,256
New York State GO	5.000%	2/15/30	20,000	22,434
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.950%	11/7/17 LOC	16,750	16,750
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.930%	11/7/17 LOC	34,900	34,900
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,003
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	12,960
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,976
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,919
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,635
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,464
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,607
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	13,480
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	4,913
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19 (Prere.)	3,000	3,164
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19 (Prere.)	7,000	7,382
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	10,624

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	5,862
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,183
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,110
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,483
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	20,065
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	7,000	7,376
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/20 (Prere.)	22,710	24,774
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,615	2,730
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,000	2,088
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	7,710
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,113
New York State Urban Development Corp. Revenue	5.000%	3/15/35	38,890	45,862
New York State Urban Development Corp. Revenue	5.000%	3/15/36	44,080	51,863
New York State Urban Development Corp. Revenue	5.000%	3/15/37	46,400	54,426
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	4,979
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,801
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	20,865
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	8,241
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,403
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,403
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	44,045
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	10,892
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	39,137
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,391
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	19,769
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,171
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	21,521
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	24,617
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,105
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	42,496
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	62,255
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	47,856
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,461
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,613
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	865	909
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,670
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	32,492
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,153
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,547
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	36,063
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	32,318
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	35,653
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	35,680
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	9,033
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	3,789
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	8,838
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,293
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,530
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	15,417
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	285
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	367
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,497
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	20,905
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	32,349
Port Authority of New York & New Jersey Revenue	5.000%	11/15/32	3,500	4,262
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,169
Port Authority of New York & New Jersey Revenue	5.000%	11/15/34	4,750	5,728
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	8,227
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,168
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,432
Syracuse NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project)
VRDO	1.620%	12/1/29 (2)	4,375	4,081
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	12,000	13,988
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	4,500	5,028
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	6,050	7,094
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	5,500	6,500
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	7,000	8,209
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	7,500	8,741
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31	10,000	11,520

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	8,445	9,623
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,649
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,000	5,597
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	15,405	16,038
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	4,575	4,763
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	13,102
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	9,570	9,952
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	17,111
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,092
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	8,185	10,052
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,840	2,952
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	10,000	12,242
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32	4,250	5,175
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	3,000	3,636
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	5,210	6,314
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	17,772
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	9,917
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,500	3,006
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	11,000	13,227
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,450
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	4,145
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	7,178
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	13,245	15,865
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,988
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,651
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	39,282
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	6,092
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	25,294
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	29,972
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	38,500	46,411
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,000	18,020
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	61,239
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	36,016
Westchester County NY GO	5.000%	7/1/21	11,740	13,325
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	379
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	271
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	991
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,100
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	144
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,924
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,655
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,295
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25	1,505	1,741
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27	4,405	5,090
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	3,000	3,437
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29	4,490	5,085
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30	4,645	5,208
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31	2,740	3,055
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32	2,160	2,398
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34	2,525	2,777
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35	3,685	4,037
				9,079,626
North Carolina (1.4%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,668
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	5,788
Cabarrus County NC Installment Financing Contract Revenue	4.000%	4/1/18	650	658
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	527
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/20	1,810	1,971
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,469
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/18	2,400	2,471
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,350	3,694
Charlotte NC Airport Revenue	5.000%	7/1/27	3,200	3,963
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,706
Charlotte NC Airport Revenue	5.000%	7/1/29	2,175	2,658
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,773
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	2,047
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,098
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,679
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	1,986

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,179
Charlotte NC GO	5.000%	8/1/18	4,270	4,396
Charlotte NC GO	5.000%	12/1/19	7,780	8,399
Charlotte NC GO	5.000%	7/1/22	3,280	3,810
Charlotte NC GO	5.000%	7/1/23	3,355	3,910
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.920%	11/1/17	32,870	32,870
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,716
Durham County NC GO	5.000%	10/1/22	5,020	5,862
Durham County NC GO	5.000%	10/1/23	5,105	6,087
Durham County NC GO	5.000%	10/1/28	1,945	2,400
Greensboro NC GO	5.000%	2/1/23	2,420	2,847
Guilford County NC GO	5.000%	2/1/21	5,000	5,600
Guilford County NC GO	5.000%	3/1/22	3,220	3,711
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,612
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,048
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,257
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,552
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,905
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,254
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19 (Prere.)	9,900	10,617
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28	4,000	4,834
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35	1,500	1,742
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36	1,250	1,446
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,545
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	16,395
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	16,827
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	30,510	33,307
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	31,205
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,192
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	23,520
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,152
North Carolina GAN	5.000%	3/1/21	2,060	2,300
North Carolina GAN	5.000%	3/1/24	13,000	15,444
North Carolina GAN	5.000%	3/1/25	19,100	23,032
North Carolina GAN	5.000%	3/1/27	5,955	7,118
North Carolina GAN	5.000%	3/1/29	15,000	17,651
North Carolina GO	5.000%	5/1/18	11,900	12,136
North Carolina GO	5.000%	6/1/19	5,000	5,305
North Carolina GO	5.000%	6/1/19	14,515	15,399
North Carolina GO	5.000%	6/1/21	5,515	6,235
North Carolina GO	4.000%	6/1/22	21,000	23,414
North Carolina GO	4.000%	5/1/23	39,470	44,614
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,683
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,508
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,683
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,463
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,010	2,341
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,599
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,297
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/28	1,050	1,290
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/29	1,000	1,219
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/31	1,000	1,202
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/32	1,800	2,150
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,500
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,449
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,438
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,082
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,174
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,014
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,107
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,035
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,349
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,349
North Carolina Revenue	5.000%	11/1/19	5,000	5,380

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Revenue	5.000%	5/1/29	86,000	105,709
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,162
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,115
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,750	2,101
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,690
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	3,092
Raleigh NC GO	5.000%	2/1/20	1,380	1,498
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,853
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,713
Wake County NC GO	5.000%	3/1/18	3,455	3,501
Wake County NC GO	5.000%	2/1/20	7,500	8,142
Wake County NC GO	5.000%	3/1/20	9,340	10,167
Wake County NC GO	5.000%	3/1/21	5,125	5,754
Wake County NC GO	5.000%	3/1/22	18,150	20,919
Wake County NC GO	5.000%	3/1/23	18,730	22,076
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,183
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,103
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,732
				769,823
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,688
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,125
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,463
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,526
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26	5,045	5,960
				13,762
Ohio (2.6%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/32	7,500	8,210
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/27	1,340	1,585
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/28	1,210	1,421
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/29	1,315	1,535
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/31	1,000	1,156
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/34	3,540	4,040
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,716
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,000
3 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.010%	11/7/17	7,460	7,460
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,500	1,518
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,336
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,786
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,047
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,691
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,957
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,214
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,039
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	16,191
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	13,733
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,157
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30	1,825	1,948
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31	1,565	1,662
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32	1,850	1,956
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,100	2,125
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,247
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,330
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,559
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,428
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,484
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,839
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,192
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,572
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,496
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,779
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,306
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,484

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,749
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,265
Cleveland OH GO	5.000%	12/1/18	1,000	1,041
Cleveland OH GO	5.000%	12/1/19	1,780	1,918
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,857
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,608
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,035	11,688
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,920
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,153
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,750
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,865
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,578
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,597
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,845
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,647
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,097
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.920%	11/7/17	10,350	10,350
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,620
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,793
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,002
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,783
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,926
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,083
Columbus OH GO	5.000%	2/15/21	7,190	8,058
Columbus OH GO	5.000%	2/15/22	3,000	3,454
Columbus OH GO	4.000%	4/1/23	16,605	18,664
Columbus OH GO	5.000%	7/1/24	5,655	6,834
Columbus OH GO	5.000%	8/15/24	10,295	12,471
Columbus OH GO	4.000%	8/15/27	7,500	8,559
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,474
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,479
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,288
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,041
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	7,746
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,104
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,742
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,287
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26	3,000	3,407
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27	2,745	3,130
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30	7,145	7,964
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32	5,360	5,899
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	16,500	17,835
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,813
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,402
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,439
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	7,168
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,763
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,711
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,429
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,338
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,748
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	6,643
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	8,395
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	5,978
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	10,299
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,877
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,834
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,783
3 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.960%	11/7/17	4,500	4,500
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.930%	11/7/17	14,330	14,330
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25	1,125	1,290
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26	700	800
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27	1,225	1,294
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31	1,500	1,643
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32	1,635	1,791
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,350
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34	11,540	13,244
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35	13,965	15,976
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,774
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,859

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,980
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,632
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	955
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	161
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,079
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,079
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,139
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,987
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,527
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,166
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,376
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,605
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,999
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,417
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,417
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,350
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,889
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,254
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,083
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,361
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,663
4 Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22	2,250	2,499
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37	3,000	3,521
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,000	1,111
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22	1,805	2,005
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	1,000	1,181
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	3,425	4,044
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	1,420	1,744
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26	2,540	3,119
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27	2,200	2,723
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28	1,000	1,231
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29	1,165	1,424
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32	1,620	1,946
4 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35	1,450	1,719
4 Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	4.000%	2/1/22	5,670	6,239
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	2/1/23	2,075	2,422
4 Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund
Projects)	5.000%	2/1/23	5,375	6,265
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,337
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,485
Ohio GO	5.000%	9/15/19	9,025	9,662
Ohio GO	5.000%	4/1/21	4,440	4,969
Ohio GO	5.000%	9/15/22	9,865	11,480
Ohio GO	5.000%	9/15/22	4,000	4,655
Ohio GO	5.000%	11/1/22	11,100	12,946
Ohio GO	5.000%	9/15/24	12,500	15,110
Ohio GO	5.000%	5/1/25	19,550	23,858
Ohio GO	5.000%	11/1/25	7,805	9,592
Ohio GO	5.000%	5/1/26	20,905	25,839
Ohio GO	5.000%	11/1/26	7,080	8,808
Ohio GO	5.000%	5/1/27	13,500	16,881
Ohio GO	5.000%	11/1/27	6,545	8,228
Ohio GO	5.000%	5/1/28	8,450	10,666
Ohio GO	5.000%	3/15/36	5,000	5,792
2 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group)	5.000%	1/1/29	4,500	5,118
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	980
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,880
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,020
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19 (ETM)	7,305	7,827
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	16,710	17,908
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,286
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,823
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/19 (Prere.)	9,330	9,748
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/19 (Prere.)	11,670	12,210
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	3,000	3,698
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30	2,200	2,684
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31	1,500	1,815

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33	3,100	3,712
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34	7,825	8,414
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36	3,000	3,194
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.930%	11/1/17	10,500	10,500
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	1,040	1,076
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,991
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	11,522
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	12,079
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,656
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	13,270
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,110
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	6,095
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,740
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	4,000	4,741
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,731
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	3,896
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	4,075
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	261
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	232
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	3,810
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,348
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,813
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,900
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,881
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,317
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,513
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,189
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,168
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/18	3,000	3,127
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	5,310	6,075
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	3,998
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	5,772
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,398
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,345
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,500	13,054
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	24,990
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	20,071
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	28,670
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,590	30,556
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,823
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,721
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,231
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,559
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	17,215
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,633
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,594
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,693
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,154
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,152
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,689
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,486
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,834
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,310
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,143
				1,464,385
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26	750	855
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27	1,500	1,713
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28	1,750	1,974
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29	1,000	1,210
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/35	1,000	1,073
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/36	865	925
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,000	4,378
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,500	9,144
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/18	755	777
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19	795	844
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	835	910
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	880	982
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	925	1,050

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	970	1,114
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	5,000	5,814
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	1,020	1,186
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	1,075	1,260
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	3,500	4,102
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	1,130	1,331
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	5,325	6,272
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	1,185	1,402
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	2,100	2,463
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	2,000	2,328
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29	1,310	1,524
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,380	1,596
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,450	1,667
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	2,941
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,797
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,586
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	2,979
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,567
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,364
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,942
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,930
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,773
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29	3,600	4,366
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,980
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,852
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	1,850	2,204
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33	2,500	2,963
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34	4,385	5,174
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/18 (Prere.)	12,100	12,466
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/25	2,000	2,427
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/26	1,000	1,191
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/27	1,750	2,067
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/28	1,750	2,050
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated
Group)	5.000%	8/15/29	1,750	2,041
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,053
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29	350	415
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,353
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	6,965
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	1,500	1,736
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,289
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,150
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,407
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,152
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	404
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,126
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,503
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,240
University of Oklahoma Revenue	5.000%	7/1/32	680	761
				167,108
Oregon (1.0%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33	11,875	14,242
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	19,358
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28	3,500	4,325
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29	3,000	3,684
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30	2,245	2,737
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29	1,425	1,758
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32	2,000	2,419
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34	2,455	2,937
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35	2,000	2,386
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36	2,500	2,973
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	617
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,751
Multnomah County OR School District GO	5.000%	6/15/19	18,000	19,124

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Multnomah County OR School District GO	5.000%	6/15/20	21,515	23,628
Multnomah County OR School District GO	5.000%	6/15/21	36,255	40,996
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,309
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,850
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,347
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,722
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,150
Oregon Department of Administrative Services COP	5.000%	11/1/19 (Prere.)	4,310	4,631
Oregon Department of Administrative Services COP	5.000%	11/1/20	5,350	5,751
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	6,042
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	4,125
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,487
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,685
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,489
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,426
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,643
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,548
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,589
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,549
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	4,705	5,770
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	2,000	2,447
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,480	4,235
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,684
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	860	968
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,384
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	4,000	4,816
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,349
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34	2,585	3,095
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36	1,670	1,987
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/19	14,070	15,175
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,000	3,636
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,399
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,574
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	11,348
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	2,988
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	7,610	8,354
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,490
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,628
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,605
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,163
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,482
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,129
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,025	2,365
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,905
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,642
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,264
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,204
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,628
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	696
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	866
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	805
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	805
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,144
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,255
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,455
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,361
Oregon GO	5.000%	5/1/18	1,500	1,530
Oregon GO	5.000%	11/1/18	3,750	3,897
Oregon GO	5.000%	5/1/19	2,770	2,931
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,253
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,767
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,719
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,814
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,400
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,794
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,677
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,769
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,101
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,981
Oregon GO	5.000%	5/1/31	2,915	3,413

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO	5.000%	5/1/32	3,250	3,955
Oregon GO	5.000%	5/1/32	2,060	2,413
Oregon GO	5.000%	11/1/32	1,440	1,708
Oregon GO	5.000%	5/1/33	3,000	3,631
Oregon GO	5.000%	5/1/34	2,675	3,222
Oregon GO	5.000%	5/1/35	2,750	3,297
Oregon GO	5.000%	5/1/37	4,360	5,195
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	1,650	1,885
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,050	2,342
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,585	2,953
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,725	3,113
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,865	3,273
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	3,015	3,445
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	1,950
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,176
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,239
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,466
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	47,369
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,100	1,344
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,100	1,354
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,930
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,755
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,966
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/31	5,460	6,621
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/32	4,105	4,950
Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/35	5,000	5,678
Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/36	5,500	6,236
				546,891
Pennsylvania (4.7%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	16,131
Allegheny County PA GO	5.000%	11/1/25	7,445	8,936
Allegheny County PA GO	5.000%	11/1/29	12,000	14,244
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,290	1,469
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	2,720	3,097
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	1.598%	2/1/21	11,490	11,533
3 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.960%	11/1/17 LOC	5,000	5,000
3 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.960%	11/1/17 LOC	12,795	12,795
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,356
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,400	4,005
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	2,986
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/34 (4)	2,000	2,122
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,052
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,717
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,159
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,243
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,475
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,996
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,182
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,725
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,261
Beaver County PA Industrial Development Authority Pollution Control Revenue (FirstEnergy
Generation Project) PUT	2.700%	4/2/18	16,100	7,710
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26	1,000	1,199
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27	2,000	2,412
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28	2,500	2,965
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/29	1,750	2,055
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30	2,000	2,336
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31	3,000	3,185
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32	1,655	1,739
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34	2,500	2,862
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	2,063
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,834
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,117
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,082

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,175
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,201
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	682
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,801
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	5.000%	10/1/31	1,350	1,612
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc.
Obligated Group)	5.000%	10/1/34	2,100	2,468
Coatesville PA School District GO	5.000%	8/1/24 (4)	1,275	1,479
Coatesville PA School District GO	5.000%	8/1/25 (4)	1,000	1,171
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,290
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	992
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	7,762
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18 (ETM)	2,460	2,478
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	275	277
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,238
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	3,980
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	355
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	440
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19 (Prere.)	7,060	7,590
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,500	1,751
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	7,765	8,351
Delaware County PA GO	5.000%	10/1/18	2,360	2,445
Delaware County PA GO	5.000%	10/1/21	1,645	1,874
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.950%	11/7/17	9,900	9,900
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,000	2,398
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,080
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,461
Harrisburg PA School District GO	5.000%	11/15/26 (4)	3,000	3,627
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,375	1,673
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,540	7,979
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,420	1,700
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,646
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,494
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,481
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,582
4 Luzerne County PA GO	5.000%	12/15/25 (4)	500	581
4 Luzerne County PA GO	5.000%	12/15/25 (4)	400	464
4 Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,170
4 Luzerne County PA GO	5.000%	12/15/26 (4)	500	585
4 Luzerne County PA GO	5.000%	12/15/27 (4)	500	589
4 Luzerne County PA GO	5.000%	12/15/27 (4)	500	589
4 Luzerne County PA GO	5.000%	12/15/29 (4)	1,075	1,252
4 Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26 (4)	530	606
4 Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27 (4)	4,000	4,542
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,124
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,147
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24	525	620
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,283
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26	600	714
Middletown PA School District GO	5.000%	3/1/31	3,030	3,388
Middletown PA School District GO	5.000%	3/1/32	3,375	3,766
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	7,896
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	6,113
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,895
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,705
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,339
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,904
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,254
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,903

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,506
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,407
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,317
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,250
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,989
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	4,010	4,039
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,274
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	19,000	19,171
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,791
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	4,089
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,476
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,031
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,032
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,098
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,549
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,033
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24	2,815	3,289
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25	2,025	2,384
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27	2,835	3,342
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	5,205	6,029
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30	7,720	8,828
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31	8,130	9,258
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36	6,790	7,572
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein
Healthcare Network)	6.250%	10/15/19 (Prere.)	2,460	2,665
Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric
Utilities Corp. Project)	4.000%	10/1/23	17,500	18,779
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,452
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,547
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,610
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,419
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,010	3,560
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,000	6,100
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,510
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,000	4,947
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,000	12,090
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,937
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	4,781
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,000	2,379
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,848
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,000	2,372
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,825
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,250	2,651
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,353
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,141
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,223
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	1,950	2,001
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	21,265
Pennsylvania GO	5.000%	5/1/19	15,000	15,848
Pennsylvania GO	5.000%	7/1/19	14,925	15,856
Pennsylvania GO	5.000%	6/1/21	20,000	22,364
Pennsylvania GO	5.000%	7/1/21	32,365	36,265
Pennsylvania GO	5.375%	7/1/21	4,950	5,612
Pennsylvania GO	5.000%	6/1/22	19,450	22,147
Pennsylvania GO	4.000%	7/1/23	13,000	14,393
Pennsylvania GO	5.000%	11/15/23	4,705	5,316
Pennsylvania GO	5.000%	8/15/24	24,500	28,920
Pennsylvania GO	5.000%	3/15/25	7,000	8,332
Pennsylvania GO	5.000%	4/1/25	7,500	8,703
Pennsylvania GO	5.000%	9/15/26	24,500	29,474

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/27	15,375	18,334
Pennsylvania GO	5.000%	3/15/28	21,000	24,621
2 Pennsylvania GO	4.000%	10/15/28	11,550	12,516
2 Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,667
2 Pennsylvania GO	4.000%	6/15/30	24,400	26,311
2 Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,709
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,824
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,012
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32	8,500	9,128
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33	10,000	10,676
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of
Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	2,018
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,491
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,449
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,576
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,829
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,847
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,348
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,289
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,262
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,462
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,331
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,918
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,144
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	792
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,863
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	562
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,120
2 Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,695
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/23	8,220	9,781
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/24	7,000	8,475
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/25	5,000	6,146
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/26	4,625	5,651
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	5.000%	10/1/26	9,550	11,668
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	539
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,524
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,054
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,135
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,659
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	12,537
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	18,043
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21	4,630	5,092
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,588
Pennsylvania State University Revenue	5.000%	9/1/21	620	703
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,469
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	6,095
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	6,064
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,113
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,992
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	6,117
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,778
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,591
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,239
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,856
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,557
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,516
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,561
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,532
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,134
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,046
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25	2,070	2,479
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26	3,340	4,030
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	2,175	2,399

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23	2,895	3,386
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26	1,460	1,756
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27	1,600	1,907
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,557
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	12,644
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,564
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	43,450
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,096
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,745
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,789
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,014
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,851
1 Pennsylvania Turnpike Commission Revenue	2.190%	12/1/20	22,700	23,145
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,391
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,669
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,485
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,915
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,498
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,762
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	2,022
1 Pennsylvania Turnpike Commission Revenue	1.900%	12/1/21	37,500	38,064
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,447
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,690	17,971
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	32,795
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	44,603
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,117
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,000	3,621
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	41,659
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	41,898
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,596
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,723
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,000	3,652
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,238
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,000	1,194
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	6,071
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	3,500	4,286
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,018
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,070
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	8,875	10,497
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,833
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,097
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,174
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,883
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,526
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,341
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,784
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,668
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	7,914
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,628
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	29,667
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,403
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	2,225	2,463
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,704
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,000	3,480
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	20,300
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	36,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,772
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,308
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,946
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,542
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	26,629
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,150	9,410
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,929
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	25,409
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,410	34,539
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,491
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	22,538
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,482
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,182

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,000	5,814
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,664
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,346
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,340
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,016
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,130
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,939
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,740
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,195
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/31	1,000	1,201
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/33	1,900	2,255
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	5.000%	7/1/34	3,820	4,509
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/35	2,850	3,043
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/36	6,220	6,620
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37	3,000	3,412
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,170	8,126
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,532
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,615
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,800	2,147
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,500	3,012
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	2,124
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,170
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,775	5,640
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,379
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	4,149
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,810	8,042
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	5,876
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,775	3,246
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,858
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	894
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,622
Philadelphia PA GO	5.000%	8/1/23	7,310	8,486
Philadelphia PA GO	5.000%	8/1/29	5,000	5,829
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,129
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	5,920	6,729
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/26	13,685	15,636
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,287
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/27	6,885	7,877
4 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/28	2,670	3,031
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,057
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,757
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,801
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,294
Philadelphia PA School District GO	5.000%	9/1/25 (15)	18,910	22,164
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,655
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,329
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,425
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,309
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,300	2,674
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,000	2,347
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,534
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,500	6,498
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	6,020	7,367
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,165	1,427
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,810	4,694
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,540	1,899
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,600	1,949
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,650	5,613

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,900	7,088
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	6,880
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,250	1,477
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	6,738
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	11,586
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,343
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,660	1,937
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	2,035
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	11/7/17 (4)	38,965	38,965
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,167
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,374
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,472
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,261
Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,429
Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,281
Scranton PA School District GO	5.000%	6/1/25	2,500	2,851
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	17,650
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	12,835	13,202
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	4,690	5,094
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20 (Prere.)	3,845	4,176
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	750	926
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	1,410	1,526
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,375	1,697
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	1,155	1,251
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,667
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000% 11/15/25		15,385	16,694
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000% 11/15/27		2,465	2,667
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/24 (15)	2,635	3,126
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/25 (15)	2,880	3,422
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/26 (15)	3,445	4,094
State Public School Building Authority Pennsylvania College Revenue (Delaware County
Community College Project)	5.000%	10/1/27 (15)	3,130	3,705
State Public School Building Authority Pennsylvania College Revenue (Montgomery County
Community College)	5.000%	5/1/24	3,290	3,880
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (15)	21,000	24,333
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	9,505	11,115
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	31,500	37,042
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,449
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,506
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,789
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,534
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,554
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	12,098
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	13,443
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,129
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,307
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,431
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,828
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	17,086
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,127
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,288
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,498
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,576
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,626
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,865
				2,611,952
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,453
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,282
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,335
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,168

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,312
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	5,915
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	274
				74,739
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	11,310
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	4,164
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	584
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	743
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,781
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	563
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	21,315
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	26,644
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,399
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,272
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,818
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,593
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,610
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,268
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,698
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,211
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,330
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	2,933
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,271
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,569
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	17,015	17,005
				135,081
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,570
Beaufort County SC School District GO	5.000%	3/1/18	3,800	3,850
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,637
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,718
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,449
Charleston County SC GO	5.000%	11/1/21	2,765	3,160
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/27	10,010	11,677
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/20	3,075	3,330
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29	1,750	1,976
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30	1,000	1,118
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31	1,000	1,107
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32	1,250	1,373
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,681
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,656
Florence County SC School District GO	5.000%	3/1/18	2,730	2,766
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,705
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	35,327
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35	5,000	5,199
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36	4,000	4,139
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,010	1,199
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,297
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,904
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,395
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,687
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,730
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,157
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,385
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,132
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,820
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,078
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,754

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	3,961
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	6,072
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18 (Prere.)	3,760	3,784
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	15,191
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,147
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,830
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,546
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,079
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,359
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	9,860	9,924
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,887
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,585
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,788
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,395
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,059
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,000	2,343
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,345	2,785
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,351
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	2,916
South Carolina Educational Facilities Authority Revenue (Charleston Southern University) VRDO	0.980%	11/7/17 LOC	8,940	8,940
South Carolina GO	5.000%	4/1/18	2,400	2,439
South Carolina GO	5.000%	4/1/19	7,825	8,252
South Carolina GO	5.000%	4/1/19	2,495	2,631
South Carolina GO	5.000%	8/1/19	10,465	11,164
South Carolina GO	5.000%	10/1/19	4,530	4,860
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21	2,380	2,679
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22	4,860	5,609
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,019
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27	3,710	4,426
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28	2,500	2,950
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29	2,185	2,556
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,423
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,341
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,077
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,725
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,830
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,466
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,000	11,653
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	16,439
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,630	6,582
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	4,958
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	17,369
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	6,929
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,955	12,463
South Carolina Public Service Authority Revenue	5.000%	12/1/31	14,180	16,073
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	9,634
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	11,784
South Carolina Public Service Authority Revenue	5.000%	12/1/35	3,000	3,425
South Carolina Public Service Authority Revenue	5.000%	12/1/37	20,000	22,586
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,500	3,975
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/18	5,185	5,367
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,178
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,702
				537,482
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,129
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,567
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33	1,800	2,105
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35	2,690	3,109
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/28	2,000	2,406
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/29	1,700	2,025
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/31	4,830	5,689

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,100	1,287
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/33	3,570	4,158
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	11,985	12,521
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/35	1,685	1,755
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	650	765
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	775
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	707
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	790
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,188
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	948
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,614
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,127
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,203
				58,868
Tennessee (0.9%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,788
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,665
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	740
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	858
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,690
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,702
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,968
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,259
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,213
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,985
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,843
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	11/1/17 LOC	2,660	2,660
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	11/1/17 LOC	5,925	5,925
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	11/1/17 LOC	9,470	9,470
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/18 (Prere.)	6,045	6,149
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/18 (Prere.)	5,835	5,938
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,205
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,775
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,273
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,199
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,849
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	10,182
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,675
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,897
Knox County TN GO	5.000%	4/1/18	2,105	2,140
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,757
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,241
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,582
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	6,054
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,504
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,420	7,213
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,128
Memphis TN GO	5.000%	5/1/28	3,145	3,522
Memphis TN GO	5.000%	5/1/30	1,715	1,917
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,101
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28	1,000	1,247
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,236
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,236
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,535
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,155	1,418
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	750	915
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	850	1,037
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32	500	607
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,207

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,441
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,491
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37	1,000	1,190
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	13,085	13,917
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	9,695	9,704
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,078
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	0.980%	11/1/17 LOC	10,385	10,385
Shelby County TN GO	4.750%	3/1/18	5,525	5,593
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	105
Shelby County TN GO	5.000%	4/1/19	400	422
Shelby County TN GO	5.000%	4/1/24	2,000	2,401
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial
Health Care)	5.000%	9/1/18	7,180	7,389
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial
Health Care)	5.000%	9/1/19	2,000	2,124
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/25	1,340	1,603
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare)	5.000%	5/1/28	1,330	1,613
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	59,679
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	56
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,389
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,960	12,686
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,798
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,660	2,001
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	21,270
4 Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	72,500	79,245
Tennessee GO	4.000%	8/1/18	2,500	2,555
Tennessee GO	5.000%	8/1/18	2,565	2,641
Tennessee GO	5.000%	8/1/19	4,000	4,268
Tennessee GO	5.000%	8/1/19	2,165	2,310
Tennessee GO	5.000%	8/1/20	2,200	2,427
Tennessee GO	5.000%	8/1/20	2,500	2,757
Tennessee GO	5.000%	8/1/21	2,000	2,272
Tennessee GO	5.000%	8/1/21	3,420	3,885
Tennessee GO	5.000%	8/1/22	5,000	5,819
Tennessee GO	5.000%	8/1/22	3,000	3,491
Tennessee GO	5.000%	8/1/22	2,000	2,328
Tennessee GO	5.000%	8/1/23	3,525	4,187
Tennessee GO	5.000%	9/1/27	2,000	2,410
Tennessee GO	5.000%	9/1/27	4,300	5,181
Tennessee GO	5.000%	9/1/28	1,850	2,214
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,625	1,704
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,508
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,197
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,037
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,033
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,468
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,761
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,858
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,666
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,770
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,340
				497,172
Texas (9.4%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,198
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,787
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,628
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,550
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,324
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,522
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,737
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,964
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,426
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,239
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,724

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,243
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,097
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,189
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,183
Alvin TX Independent School District GO	5.000%	2/15/29	5,275	6,344
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,848
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,361
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,222
Arlington TX Independent School District GO	5.000%	2/15/29	1,500	1,805
Arlington TX Independent School District GO	5.000%	2/15/36	2,000	2,331
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25	700	823
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	750	889
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26	715	833
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	1,975	2,357
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27	550	645
Austin TX Airport System Revenue	5.000%	11/15/33	2,000	2,339
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,561
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,200
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	24,079
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,459
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,184
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,796
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,198
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,074
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,476
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	7,123
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,639
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,529
Austin TX GO	5.000%	9/1/29	2,855	3,395
Austin TX GO	5.000%	9/1/30	1,240	1,471
Austin TX GO	5.000%	9/1/31	2,140	2,528
Austin TX GO	5.000%	9/1/33	4,315	5,059
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,449
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19 (Prere.)	2,500	2,692
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	399
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,770
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,647
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,000	11,939
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	12,542
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	5,000	5,943
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	13,307
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	5,545	6,562
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	14,035
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,908
Bexar County TX GO	5.000%	6/15/20	3,400	3,727
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	12,743
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,075
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,418
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,734
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	500	502
Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20	5,060	5,384
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	252
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	766
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,667
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,256
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	2,925	3,200
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,290
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,000	4,554
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	844
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	830
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	2,375	2,767
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,180	1,372
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,770
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,588
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	5,049
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,842
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27	1,055	1,245
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,912
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28	1,275	1,492
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,551

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,825
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	2,825	3,278
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	1,000	1,153
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	3,008
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,275	1,457
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,985	2,258
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,250
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	2,000	2,283
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,310	1,484
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,638
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,875
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	2,146
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	3,700	4,206
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,355	1,529
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,411
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,530
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	3,350	3,796
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,000	2,249
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,500	2,824
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	3,250	3,672
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,582
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,562
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,918
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,319
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,704
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,830
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,718
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,926
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,575
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,287
Comal TX Independent School District GO	5.000%	2/1/27	6,235	7,592
Comal TX Independent School District GO	5.000%	2/1/29	7,100	8,532
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,969
Conroe TX Independent School District GO	5.000%	2/15/26	2,865	3,194
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	9,277
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,255
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,366
Corpus Christi TX GO	5.000%	3/1/25	2,100	2,534
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,037
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,321
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,632
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	2,951
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,695	11,365
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25	5,000	6,076
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,547
Dallas County TX GO	5.000%	8/15/22	3,700	4,292
Dallas County TX GO	5.000%	8/15/23	3,170	3,750
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,375
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25	8,360	9,928
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26	8,000	9,568
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27	8,160	9,848
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	14,130	14,648
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	11,385	11,802
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,662
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,383
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,496
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,515
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,509
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,875
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,369
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,754
Dallas TX GO	5.000%	2/15/22 (ETM)	45	52
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	19,478
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,071
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	11,370
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,085
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,644
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,004
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,702
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	16,269

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,373
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	14,793
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	8,870
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,785	6,601
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	10,237
Denton County TX GO	5.000%	7/15/21	1,500	1,698
Denton County TX GO	5.000%	7/15/24	1,500	1,807
Denton County TX GO	5.000%	7/15/25	1,555	1,900
Denton County TX GO	4.000%	7/15/32	3,000	3,261
Denton County TX GO	4.000%	7/15/33	2,000	2,161
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,768
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,099
El Paso TX GO	4.000%	8/15/30	3,400	3,721
El Paso TX GO	5.000%	8/15/31	4,000	4,708
El Paso TX GO	5.000%	8/15/32	3,625	4,245
El Paso TX GO	5.000%	8/15/34	4,570	5,298
El Paso TX GO	5.000%	8/15/35	4,795	5,547
El Paso TX GO	5.000%	8/15/36	4,000	4,614
El Paso TX GO	5.000%	8/15/36	5,035	5,807
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,301
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,839
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,496
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,266
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,252
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,273
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,832
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,222
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,714
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,073
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,700	9,436
Fort Bend TX Independent School District GO	5.000%	2/15/27	6,650	8,231
Fort Worth TX GO	4.000%	3/1/18	1,490	1,505
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,597
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,843
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,147
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,937
Frisco TX GO	5.000%	2/15/19	2,010	2,109
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	4,837
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,571
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,255
Frisco TX Independent School District GO	5.000%	8/15/27	3,585	4,458
Frisco TX Independent School District GO	4.000%	8/15/32	3,600	3,960
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,442
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,719
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	5,021
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	17,066
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/23	1,000	1,185
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28	3,000	3,629
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.920%	11/1/17	38,015	38,015
Harris County TX Cultural Education Facilities Finance Corp. Revenue (St. Luke’s Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,198
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,000	2,363
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,000	3,598
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,668
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	8,622
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,550
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,230
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,000
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,585
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,023
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,383
Harris County TX GO	5.000%	10/1/18	4,090	4,235
Harris County TX GO	5.000%	10/1/20	1,020	1,126
Harris County TX GO	5.000%	10/1/21	8,000	8,856
Harris County TX GO	5.000%	8/15/25	4,000	4,874
Harris County TX GO	5.000%	10/1/25	8,000	9,735
Harris County TX GO	5.000%	10/1/25	5,755	7,003
Harris County TX GO	5.000%	8/15/26	2,500	3,070
Harris County TX GO	5.000%	10/1/27	6,335	7,673

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX GO	5.000%	10/1/28	6,660	8,034
Harris County TX GO	5.000%	10/1/29	6,490	7,803
Harris County TX GO	5.000%	10/1/30	5,405	6,473
Harris County TX GO	5.000%	8/15/34	3,120	3,626
Harris County TX GO	5.000%	10/1/35	4,215	4,915
Harris County TX GO	5.000%	10/1/36	6,545	7,611
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,314
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,104
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.920%	11/1/17	5,700	5,700
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.920%	11/1/17	3,700	3,700
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,223
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	6,956
2 Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	6,086
3 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.970%	11/7/17	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,739
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,813
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,504
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,725
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,740
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,168
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,164
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,768
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,914
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,841
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,743
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,138
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,873
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,408
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,000	4,739
Hays County TX GO	5.000%	2/15/26	1,260	1,545
Hays County TX GO	5.000%	2/15/26	1,000	1,226
Hays County TX GO	5.000%	2/15/27	1,000	1,234
Hays County TX GO	5.000%	2/15/27	1,000	1,232
Hays County TX GO	5.000%	2/15/28	1,695	2,068
Hays County TX GO	5.000%	2/15/28	1,000	1,220
Hays County TX GO	5.000%	2/15/29	1,500	1,816
Hays County TX GO	5.000%	2/15/29	1,500	1,816
Hays County TX GO	5.000%	2/15/30	2,115	2,547
Hays County TX GO	5.000%	2/15/30	1,750	2,107
Hays County TX GO	5.000%	2/15/31	1,500	1,794
Hays County TX GO	5.000%	2/15/31	1,800	2,153
Hays County TX GO	5.000%	2/15/32	1,750	2,082
Hays County TX GO	5.000%	2/15/34	1,035	1,219
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,795
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,185
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,122
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,367
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,155
Houston TX GO	5.000%	3/1/21	2,000	2,238
Houston TX GO	5.000%	3/1/22	12,250	14,052
Houston TX GO	5.000%	3/1/22	5,000	5,736
Houston TX GO	5.000%	3/1/23	16,680	18,998
Houston TX GO	5.000%	3/1/23	4,000	4,663
Houston TX GO	5.000%	3/1/24	1,860	2,208
Houston TX GO	5.000%	3/1/25	1,600	1,929
Houston TX GO	5.000%	3/1/26	10,000	11,795
Houston TX GO	5.000%	3/1/27	9,750	11,678
Houston TX GO	5.000%	3/1/30	4,000	4,617
Houston TX GO	5.000%	3/1/31	5,180	6,080
Houston TX GO	5.000%	3/1/32	3,840	4,485
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	16,107
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	20,949
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,929
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,090	2,410
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,500	1,722
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,098
Houston TX Independent School District GO	5.000%	2/15/20	4,500	4,887
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,515
Houston TX Independent School District GO	5.000%	2/15/21	15,895	17,792

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Independent School District GO	5.000%	2/15/24	8,000	9,578
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,346
Houston TX Independent School District GO	5.000%	2/15/27	10,375	12,678
Houston TX Independent School District GO	5.000%	2/15/28	22,015	27,208
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,369
Houston TX Independent School District GO PUT	3.000%	6/1/18	60,420	61,079
Houston TX Independent School District GO PUT	1.375%	6/1/19	10,000	10,001
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,311
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,224
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,558
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,762
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	5,918
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,098
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	14,803
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,085
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	18,043
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,618
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,073
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,677
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,299
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,243
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,286
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,415
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	35,263
1 Houston TX Utility System Revenue PUT	1.820%	5/1/20	10,000	10,079
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,737
Humble TX Independent School District GO	5.500%	2/15/24	14,235	17,494
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21	1,850	2,100
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22	3,290	3,823
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26	14,240	17,499
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,466
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,356
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,516
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,948
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	6,076
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,719
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,319
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,450
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,726
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,451
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,492
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,079
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,274
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,183
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,230	1,302
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	6,640	7,028
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	111
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,965
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,525
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,617
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,826
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,376
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,818
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,602
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/19	1,300	1,376
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/24	1,025	1,217
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/24	2,245	2,665
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/25	1,350	1,618
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/31	1,635	1,908
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/31	1,350	1,575

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/32	1,400	1,625
Lubbock TX GO	5.000%	2/15/23	700	803
Lubbock TX GO	5.000%	2/15/27	5,735	6,386
Lubbock TX GO	5.000%	2/15/29	4,335	4,820
Lubbock TX GO	5.000%	2/15/30	6,660	7,407
Lubbock TX GO	4.000%	2/15/31	1,500	1,630
Lubbock TX GO	5.000%	2/15/31	4,120	4,569
Lubbock TX GO	4.000%	2/15/32	1,425	1,542
Lubbock TX GO	4.000%	2/15/33	1,000	1,075
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.125%	2/15/30	1,000	1,061
Montgomery County TX GO	5.000%	3/1/31	16,450	19,579
Montgomery County TX GO	5.000%	3/1/32	16,910	20,015
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	4.000%	11/15/26	2,000	2,067
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Wesleyan Homes Inc.
Project)	5.000%	1/1/24	1,300	1,377
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Wesleyan Homes Inc.
Project)	5.250%	1/1/29	1,500	1,590
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Wesleyan Homes Inc.
Project)	5.500%	1/1/35	1,400	1,473
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/29	725	796
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/30	845	928
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/35	1,000	1,075
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/25	4,000	4,149
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/30	12,500	12,626
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/35	15,900	15,825
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,209
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,574
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26	1,415	1,663
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27	1,485	1,730
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28	1,560	1,804
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29	1,640	1,886
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	1,470	1,680
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36	9,000	10,100
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,401
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,320
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,504
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,486
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,160
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,743
North Texas Municipal Water District Water System Revenue	5.000%	9/1/18	3,925	4,052
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20	6,935	7,662
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21	7,275	8,263
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	6,000	6,975
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	7,000	8,294
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,029
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,488
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	19,536
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	36,562
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	23,024
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	17,414
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	9,758
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	3,886
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,766
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,100	15,223
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,742
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,126
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	10,222
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	32,370
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,559
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,519
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,704
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,435

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,231
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,013
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,163
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	50,498
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,030	10,691
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,650
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,445
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,035	9,477
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,393
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,315	3,983
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	630
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,371
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,020	11,774
4 North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,260	1,449
4 North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,153
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	544
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	4,799
4 North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,405
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,356
4 North Texas Tollway Authority System Revenue	5.000%	1/1/27	3,740	4,522
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	494
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	634
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	5,858
4 North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,500	1,762
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	6,227
4 North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,000	7,111
4 North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,000	3,502
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	12,655
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,493
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,727
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,000	5,790
4 North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,000	3,529
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	14,507
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,211
4 North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,700	5,526
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	55,078
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,795
4 North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,475	2,651
4 North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,400	2,809
North Texas Tollway Authority System Revenue	5.000%	1/1/33	43,500	49,762
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,733
4 North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,750	7,955
4 North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,000	2,131
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,742
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	37,659
4 North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,250	4,982
4 North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,000	8,521
4 North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,192
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,156
4 North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,476
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,413
4 North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,000	5,835
4 North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,000	3,182
4 North Texas Tollway Authority System Revenue	4.000%	1/1/36	5,245	5,542
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,074
4 North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,000	8,139
4 North Texas Tollway Authority System Revenue	4.000%	1/1/37	8,375	8,828
4 North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	11,583
4 North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	13,142
Northside Independent School District Texas GO	4.000%	2/15/18	1,000	1,009
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,649
Northside Independent School District Texas GO	5.000%	6/15/23	3,015	3,560
Northside Independent School District Texas GO	5.000%	2/15/24	5,000	5,976
Northwest Independent School District Texas GO	4.000%	2/15/20	3,240	3,445
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	12,153
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	7,705
Pasadena TX GO	4.000%	2/15/29	1,000	1,099
Pasadena TX GO	4.000%	2/15/30	1,750	1,907
Pearland TX Independent School District GO	5.000%	2/15/28	1,965	2,378
Pearland TX Independent School District GO	5.000%	2/15/29	1,750	2,105

Intermediate-Term Tax-Exempt Fund

				Market
				Value•
		Coupon	Shares	($000)
Pearland TX Independent School District GO	5.000%	2/15/30	1,250	1,495
Plano TX Independent School District GO	5.000%	2/15/19	7,500	7,868
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,823
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,166
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	700	818
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	1,044
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	815
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,630
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	1,019
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,355
Round Rock TX Independent School District GO	5.000%	8/1/19	5,360	5,713
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,549
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	23,562
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,464
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,418
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	237
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,405	5,344
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	1,405	1,729
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	16,174
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,093
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,348
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	22,941
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,000	46,818
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,530	8,494
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,175
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,503
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/32	16,950	18,463
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,410
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,720
San Antonio TX GO	5.000%	2/1/23	12,630	14,776
San Antonio TX GO	5.000%	2/1/25	10,000	12,112
San Antonio TX GO	5.000%	2/1/26	2,500	2,976
San Antonio TX GO	5.000%	2/1/26	5,800	7,021
San Antonio TX GO	5.000%	2/1/27	4,915	5,901
San Antonio TX GO	5.000%	2/1/27	1,750	2,070
San Antonio TX GO	5.000%	2/1/28	1,000	1,180
San Antonio TX GO	5.000%	2/1/29	1,250	1,470
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,166
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,387
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,277
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,669
Schertz-Cibolo-Universal City TX Independent School District GO	3.000%	2/1/18	2,060	2,070
Socorro TX Independent School District GO	5.000%	8/15/28	5,000	6,192
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,889
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,293
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	4,375	4,692
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	2,250	2,413
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	9,100	9,759
Spring Branch TX Independent School District GO	5.000%	2/1/20	7,000	7,593
Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	4,154
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,796
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,132
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,474
Spring TX Independent School District GO	5.000%	8/15/28	2,150	2,594
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,496
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,189
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,292
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,163
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,619
Spring TX Independent School District GO	5.000%	8/15/35	6,000	7,073
Spring TX Independent School District GO	5.000%	8/15/36	6,915	8,128
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,864
Stephen F Austin TX State University Revenue	5.000%	10/15/25	600	720
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,400	1,699
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,181
Sugar Land TX GO	5.000%	2/15/30	3,445	3,724
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/28	3,750	4,467
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000%	11/15/29	5,500	6,524

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000% 11/15/30		3,000	3,535
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000% 11/15/31		1,500	1,763
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	5.000% 11/15/32		2,750	3,216
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000% 11/15/34		3,000	3,158
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000% 11/15/35		3,500	3,673
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project)	4.000% 11/15/36		2,000	2,093
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	25,188
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	14,864
2 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	26,310
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,288
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,222
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,024
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	17,365
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,548
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24	3,120	3,762
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	9,425	10,637
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	10,935	12,649
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,463
Texas GO	5.000%	10/1/19	6,335	6,795
Texas GO	5.000%	10/1/20	3,000	3,322
Texas GO	5.000%	10/1/20	3,845	4,257
Texas GO	5.000%	4/1/21	5,150	5,786
Texas GO	5.000%	10/1/22	19,055	22,203
Texas GO	5.000%	10/1/24	4,000	4,829
Texas GO	5.000%	10/1/25	5,420	6,640
Texas GO	5.000%	10/1/26	8,000	9,623
Texas GO	5.000%	4/1/27	10,000	11,850
Texas GO	5.000%	10/1/27	5,295	6,342
Texas GO	5.000%	10/1/27	33,600	39,772
Texas GO	5.000%	10/1/28	31,975	37,722
Texas GO	5.000%	10/1/30	16,715	20,645
Texas GO	5.000%	10/1/33	7,455	9,068
Texas GO	5.000%	10/1/35	24,800	29,996
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	16,305	16,390
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,596
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,898
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	11,841
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	4,400	5,170
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,645	4,180
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	9,323
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,916
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,740
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	40,023
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,599
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	1,285	1,449
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	21,020	23,616
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,125	13,560
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,500	2,787
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	35,955
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	54,648
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,842
Texas State University System Financing System Revenue	5.000%	3/15/25	750	877
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,392
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,295
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,628
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,979
Texas State University System Financing System Revenue	5.000%	3/15/33	1,500	1,780
Texas State University System Financing System Revenue	5.000%	3/15/34	1,200	1,415
Texas State University System Financing System Revenue	5.000%	3/15/35	1,500	1,765
Texas State University System Financing System Revenue	5.000%	3/15/36	1,500	1,759

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas TRAN	4.000%	8/30/18	167,000	170,961
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,359
Texas Transportation Commission GO	5.000%	10/1/20	14,910	16,509
Texas Transportation Commission GO	5.000%	4/1/21	5,500	6,179
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,393
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,985
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,761
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,804
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,130
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,156
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,452
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,182
Texas Transportation Commission GO	5.000%	10/1/24	20,670	24,952
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,976
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,908
Texas Transportation Commission GO	5.000%	10/1/25	33,700	40,632
Texas Transportation Commission GO	5.000%	4/1/26	13,550	16,111
Texas Transportation Commission GO	5.000%	10/1/32	12,145	14,856
1 Texas Transportation Commission GO PUT	1.300%	10/1/18	75,000	75,056
Texas Transportation Commission Revenue	5.000%	10/1/19	6,000	6,428
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,713
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	22,944
Texas Transportation Commission Revenue	5.000%	4/1/21	21,245	23,839
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	15,530
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	5,296
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	42,351
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	31,126
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	11,500	12,589
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,000	4,591
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,385	11,870
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,155	41,158
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	17,166
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	46,178
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	54,915	62,042
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	10,135	11,411
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	15,000	16,927
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,378
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,195
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,457
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,049
Texas Water Development Board Revenue	5.000% 10/15/20		1,000	1,109
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,375
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,568
Texas Water Development Board Revenue	5.000% 10/15/21		3,300	3,763
Texas Water Development Board Revenue	5.000%	4/15/23	16,195	19,059
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,697
Texas Water Development Board Revenue	5.000% 10/15/25		2,650	3,249
Texas Water Development Board Revenue	5.000%	4/15/26	4,500	5,553
Texas Water Development Board Revenue	5.000%	4/15/27	5,000	6,237
Texas Water Development Board Revenue	5.000%	4/15/28	7,500	9,375
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	8,376
Texas Water Development Board Revenue	5.000% 10/15/31		8,000	9,510
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,136
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,280
Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,368
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,858
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,940
University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	930	940
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	284
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,268
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,714
University of Houston Texas Revenue	5.000%	2/15/29	4,745	5,280
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,204
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,185
University of North Texas Revenue	5.000%	4/15/32	3,435	4,087
University of North Texas Revenue	5.000%	4/15/33	1,000	1,183
University of North Texas Revenue	5.000%	4/15/34	1,125	1,324
University of North Texas Revenue	5.000%	4/15/35	1,665	1,955
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	24,000	25,535
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,631

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	1,540	1,588
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,725	2,911
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	6,300	6,947
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	4,370	4,819
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	2,979
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,500	5,104
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,110	4,662
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,000	5,798
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	9,000	10,652
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,370
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,826
Williamson County TX GO	5.000%	2/15/23	6,000	6,879
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,066
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,452
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,756
				5,247,819
Utah (0.3%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,227
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,882
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,474
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,355
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	855
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,825
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,511
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,051
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,072
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,239
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,290
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,680	1,993
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,948
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,524
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,600	1,874
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,342
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/31	1,275	1,541
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,202
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,189
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,287
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,478
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,369
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,582
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,791
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,901
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,623
Utah GO	4.500%	7/1/19	11,200	11,826
Utah GO	5.000%	7/1/19	19,000	20,218
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,615
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,655
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,662
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,619
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,378
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,837
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,276
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,010
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,180
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,202
Washington County UT School District GO	5.000%	3/1/21	6,150	6,904
				198,807
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,182
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,326
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,442
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,563
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,698
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,945
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36	2,795	3,090
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,736
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/34	7,840	8,929

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,230	2,772
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,408
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,390	1,702
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,769
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,125	2,574
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,465	1,765
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,148
				51,049
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,000

Virginia (1.9%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,068
Chesapeake VA GO	5.000%	8/1/26	3,670	4,563
Chesapeake VA GO	5.000%	8/1/29	3,045	3,777
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,813
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/21	3,860	4,416
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22	6,000	7,030
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	9,245
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,275
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,349
2 Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,331
2 Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,607
2 Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,451
Fairfax County VA GO	4.000%	10/1/19	5,800	6,114
Fairfax County VA GO	5.000%	10/1/20	6,000	6,653
Fairfax County VA GO	5.000%	10/1/21	1,000	1,141
Fairfax County VA GO	5.000%	10/1/23	10,000	11,930
Fairfax County VA GO	4.000%	10/1/25	4,000	4,619
Fairfax County VA GO	5.000%	10/1/25	5,000	6,146
Fairfax County VA GO	4.000%	10/1/30	11,420	12,900
Fairfax County VA GO	4.000%	10/1/31	11,420	12,828
Fairfax County VA GO	4.000%	10/1/32	10,000	11,153
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.000%	5/15/25	2,000	2,115
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,924
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,341
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	12,351
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,873
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (MediCorp
Health System Obligated Group)	5.250%	6/15/23	2,500	2,887
Hampton VA GO	5.000%	1/15/20	3,000	3,139
Henrico County VA GO	5.000%	7/15/21	4,900	5,559
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,899
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,929
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,956
Newport News VA GO	5.000%	8/1/28	2,975	3,714
Newport News VA GO	5.000%	8/1/29	2,970	3,678
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,814
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,863
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	12,099
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,811
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,497
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,581
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,330
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,659
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,167
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,999
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,750
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,790
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,116

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,773
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,759
Suffolk VA GO	5.000%	2/1/23	5,000	5,888
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,688
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,970
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,079
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,181
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	19,467
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	10,915
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	19,614
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,529
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,147
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	10,000	12,369
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/29	16,065	18,086
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,505
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	18,000	19,733
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	22,016
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	38,591
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	22,753
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,500	24,323
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,139
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,100
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	20,888
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	4,962
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	3,710	4,053
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,333
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/18	2,360	2,386
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	7,475	8,004
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20	2,500	2,721
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20	5,000	5,527
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21	4,400	4,933
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,000	2,273
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,300
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	7,960	9,375
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,000	11,777
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,247
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	24,221
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,094
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	5,854
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	9,155	11,270
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	5,860
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,324
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,437
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,451
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	15,443
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,103
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29	8,465	10,251
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30	10,190	11,388
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	33,804

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30	2,000	2,410
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	10,600	11,761
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	7,000	7,564
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,468
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	35,328
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,020	12,130
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,855	12,938
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	10,000	10,824
Virginia GO	4.000%	6/1/19	14,380	15,029
Virginia GO	4.000%	6/1/20	14,530	15,580
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	8,843
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	11,000	11,734
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	9,602
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,440
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	10,394
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	9,135
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21 (Prere.)	11,540	13,078
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	8,500	10,227
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	4,920
Virginia Public School Authority Revenue	5.000%	3/1/19	3,705	3,896
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,588
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,666
Virginia Public School Authority Revenue	5.000%	3/1/21	3,670	4,120
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,358
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	8,093
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,399
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	13,570	14,802
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,705	6,223
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21	11,000	12,358
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,062
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,926
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	6,969
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,906
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/20	3,625	4,024
Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32	1,180	1,290
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated
Group)	5.000%	1/1/31	3,000	3,491
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated
Group)	5.000%	1/1/32	2,115	2,443
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated
Group)	5.000%	1/1/33	2,500	2,868
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated
Group)	5.000%	1/1/34	3,000	3,430
				1,086,471
Washington (2.7%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,000	1,234
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,250	1,546
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,000	1,226
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,521
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,656
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,500	1,809
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,500	2,996
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,500	2,981
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,505	5,344
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	4,036
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	5,000	6,188
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,500	27,100
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,100	22,080
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,765
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,138
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,504
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	3,858
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	7,012
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,185
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,666
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,809
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,615	1,944
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,385	6,574
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,500	15,261

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,000	14,626
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	22,319
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,750	24,230
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	15,244
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,182
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,175
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,405
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,835
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,884
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	18,653
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	19,591
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	20,569
King County WA GO	5.000%	7/1/20	5,075	5,580
King County WA GO	4.750%	1/1/34	3,075	3,094
King County WA School District No. 405 GO	5.000%	12/1/21	1,800	2,053
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,989
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,717
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,194
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,249
King County WA School District No. 414 GO	5.000%	12/1/21	14,760	16,873
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,322
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,937
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,749
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,526
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,000	1,096
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,681
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	8,500	9,777
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33	8,445	10,151
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34	6,000	7,172
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35	26,210	31,208
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/17	3,000	3,010
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,142
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	4,007
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,003
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,327
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,105
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,184
Port of Seattle WA Revenue	5.000%	2/1/25	1,605	1,938
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,790
Port of Seattle WA Revenue	5.000%	2/1/26	2,515	3,080
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,186
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,177
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,891
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,049
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,552
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,331
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,326
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,496
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,089
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,230
Seattle WA GO	5.000%	6/1/21	16,395	18,510
Seattle WA GO	5.000%	6/1/23	7,315	8,642
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,616
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,099
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,431
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	3,978
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,324
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,492
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,234
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,020
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	18,089
University of Washington Revenue	5.000%	7/1/27	6,925	7,982
University of Washington Revenue	5.000%	4/1/28	10,195	11,411
University of Washington Revenue	5.000%	7/1/28	11,490	13,244
University of Washington Revenue	5.000%	7/1/29	7,500	8,641
University of Washington Revenue	5.000%	4/1/30	9,315	10,422
University of Washington Revenue	5.000%	7/1/30	10,495	11,915
University of Washington Revenue	5.000%	4/1/31	10,500	11,718
University of Washington Revenue	5.000%	4/1/32	11,375	12,659
University of Washington Revenue	5.000%	7/1/32	5,000	5,657

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,396
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,346
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,312
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,082
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,131
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,858
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,993
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,522
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,819
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,434
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,742
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,918
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,513
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/27	1,410	1,696
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/29	1,435	1,717
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/31	2,165	2,576
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical
Research Properties 2)	5.000%	6/1/32	1,460	1,731
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,130
2 Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,115
Washington GO	5.000%	7/1/19	6,940	7,379
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,167
Washington GO	0.000%	6/1/20 (14)	5,500	5,308
Washington GO	5.000%	7/1/20	2,705	2,707
Washington GO	5.000%	7/1/20	13,035	14,312
Washington GO	5.000%	8/1/20	4,730	5,206
Washington GO	5.000%	8/1/21	5,700	6,451
Washington GO	5.000%	8/1/21	5,600	6,338
Washington GO	5.000%	7/1/22	9,845	11,387
Washington GO	5.000%	7/1/22	23,500	27,180
Washington GO	5.000%	7/1/22	20,000	23,132
Washington GO	5.000%	8/1/22	5,470	6,339
Washington GO	5.000%	8/1/22	5,530	6,408
Washington GO	5.000%	7/1/23	10,000	11,585
Washington GO	5.000%	7/1/24	2,875	3,454
Washington GO	5.000%	7/1/24	5,000	5,771
Washington GO	5.000%	1/1/25	1,750	1,948
Washington GO	5.000%	7/1/25	50,585	61,095
Washington GO	5.000%	7/1/27	8,550	10,248
Washington GO	5.000%	8/1/27	7,495	9,089
Washington GO	5.000%	2/1/28	10,000	11,108
Washington GO	5.000%	8/1/28	20,210	24,412
Washington GO	5.000%	2/1/29	9,650	10,710
Washington GO	5.000%	2/1/30	13,740	16,334
Washington GO	5.000%	2/1/30	8,545	10,049
Washington GO	5.000%	7/1/30	6,730	8,031
Washington GO	5.000%	8/1/30	20,980	23,629
Washington GO	5.000%	6/1/31	5,250	5,884
Washington GO	5.000%	8/1/31	13,860	16,424
Washington GO	5.000%	2/1/32	6,170	6,993
Washington GO	5.000%	6/1/32	5,500	6,162
Washington GO	5.000%	8/1/32	29,775	34,795
Washington GO	5.000%	8/1/36	7,000	8,305
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/27	2,675	3,084
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/28	2,160	2,473
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/29	1,755	1,999
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,060
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	3,924
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,743
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,666
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,537
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,053
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,666
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,795

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,068
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,549
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,975
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,866
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,295
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27	1,210	1,474
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28	1,170	1,422
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30	1,750	2,096
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	1,240	1,477
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	11,051
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	22,530
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	11,220
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	23,850
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,768
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,110
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,022
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,195
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,253
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,948
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,202
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/26	2,000	2,346
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/27	2,175	2,551
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/28	3,700	4,323
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/29	2,500	2,903
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/30	2,595	2,994
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/31	2,250	2,582
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/32	2,500	2,853
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/33	3,125	3,546
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/34	3,500	3,953
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,580	2,720
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	3,005	3,168
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	4,470	4,712
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,000	2,108
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,872
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33	2,840	3,115
Washington State University General Revenue	5.000%	10/1/28	3,070	3,474
Washington State University General Revenue	5.000%	10/1/29	3,070	3,472
Washington State University General Revenue	5.000%	10/1/30	3,140	3,556
Washington State University General Revenue	5.000%	10/1/31	3,170	3,581
				1,501,082
West Virginia (0.3%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21	11,195	12,670
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22	5,110	5,917
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25	4,000	4,846
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26	3,000	3,673
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27	4,000	4,945
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,478
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	3,831
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,246
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	1,906
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,667
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,538
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,278
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,701
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,262
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,251
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,128
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,173
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	3,771
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,458

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	2,860	3,302
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,915	3,339
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,305	2,625
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,840	3,212
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,095	3,478
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/18 (ETM)	1,920	1,963
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,371
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/29	5,500	5,923
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/30	5,500	5,883
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/31	3,250	3,454
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/32	8,700	9,185
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/34	9,500	9,914
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/35	4,500	4,669
West Virginia University Revenue	5.000%	10/1/30	3,000	3,392
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,235
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,047
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,312
				159,043
Wisconsin (1.3%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,200
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,323
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,332
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,741
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,736
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,747
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	3,887
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	3,997
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	4,131
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,699
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	3,976
Milwaukee WI GO	5.000%	2/1/19	3,000	3,143
Milwaukee WI GO	4.000%	3/15/19	8,490	8,819
Milwaukee WI GO	4.000%	3/15/20	9,930	10,570
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,170
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	945	1,013
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	9,055	9,711
Wisconsin GO	5.000%	11/1/17	4,500	4,500
Wisconsin GO	5.000%	5/1/18	3,800	3,875
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,130
Wisconsin GO	5.000%	5/1/18	7,770	7,923
Wisconsin GO	5.000%	5/1/19	4,700	4,971
Wisconsin GO	5.000%	5/1/19	12,000	12,691
Wisconsin GO	5.000%	5/1/19	3,885	4,109
Wisconsin GO	5.000%	5/1/20	1,000	1,092
Wisconsin GO	5.000%	5/1/20	2,915	3,184
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,519
Wisconsin GO	5.000%	5/1/21	9,335	10,502
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,736
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	127
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	46
Wisconsin GO	5.000%	5/1/22	1,195	1,303
Wisconsin GO	5.000%	11/1/23	5,000	5,950
Wisconsin GO	5.000%	5/1/25	7,390	8,480
Wisconsin GO	5.000%	5/1/27	1,400	1,603
Wisconsin GO	5.000%	5/1/27	2,710	3,103
Wisconsin GO	5.000%	5/1/28	2,060	2,356
Wisconsin GO	5.000%	11/1/28	40,000	49,436
Wisconsin GO	5.000%	5/1/29	1,715	1,959
Wisconsin GO	5.000%	5/1/29	16,840	20,367
Wisconsin GO	5.000%	5/1/30	7,760	9,331
Wisconsin GO	5.000%	5/1/35	13,090	15,393
Wisconsin GO	5.000%	5/1/36	21,325	25,029
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,342
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,532
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,680
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,563

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,387
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,652
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,000	8,505
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	53,428
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	33,500	35,206
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/35	17,000	17,776
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	13,950	15,972
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	38,465
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,314
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,607
Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community
Hospitals Inc.)	5.250%	8/15/34	2,700	2,893
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/28	765	854
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/29	685	763
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,035
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,086
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,141
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,379
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,996
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,254
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,681
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	7,980
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,334
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/28	12,110	14,072
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	11/15/29	12,000	13,868
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	804
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,100
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,684
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,863
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/24	2,310	2,680
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/25	2,435	2,859
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/26	940	1,114
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/27	1,685	1,983
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	5.000%	2/15/32	4,200	4,759
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	11,035	12,736
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,340	7,296
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,748
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,000	2,273
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,869
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,250	1,405
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,250	1,401
Wisconsin Petroleum Inspection Fee Revenue	4.000%	7/1/19	8,710	9,119
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,522
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,448
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,427
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,104
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,992
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,862
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,677
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000% 11/15/27		2,350	2,782
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000% 11/15/28		2,595	3,074
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000% 11/15/29		1,475	1,753

Intermediate-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated
Group)	5.000%	11/15/30	1,500	1,782
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,545
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	3,963
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,754
Wisconsin Transportation Revenue	5.000%	7/1/34	4,345	5,063
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,304
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,572
709,992
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.900%	11/1/17	31,900	31,900
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25 (15)	1,000	1,187
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28 (15)	1,000	1,183
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29 (15)	1,000	1,176
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31 (15)	1,105	1,285
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32 (15)	1,000	1,157
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35 (15)	1,450	1,657
39,545
Total Tax-Exempt Municipal Bonds (Cost $53,588,138)	55,460,433

Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
5	Vanguard Municipal Cash Management Fund (Cost $722,700)	0.922%	7,226,995	722,699
Total Investments (100.3%) (Cost $54,310,838)	56,183,132

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	3,425
Receivables for Investment Securities Sold	110,207
Receivables for Accrued Income	678,012
Receivables for Capital Shares Issued	52,470
Variation Margin Receivable—Futures Contracts	580
Other Assets	1,871
Total Other Assets	846,565
Liabilities
Payables for Investment Securities Purchased	(869,315)
Payables for Capital Shares Redeemed	(41,547)
Payables for Distributions	(36,661)
Payables to Vanguard	(33,554)
Variation Margin Payable—Futures Contracts	(2,854)
Other Liabilities	(4,833)
Total Liabilities	(988,764)
Net Assets (100%)	56,040,933

Intermediate-Term Tax-Exempt Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	54,248,836
Undistributed Net Investment Income	306
Accumulated Net Realized Losses	(67,905)
Unrealized Appreciation (Depreciation)
Investment Securities	1,872,294
Futures Contracts	(12,598)
Net Assets	56,040,933

Investor Shares—Net Assets
Applicable to 285,102,770 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,040,212
Net Asset Value Per Share—Investor Shares	$14.17

Admiral Shares—Net Assets
Applicable to 3,669,497,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,000,721
Net Asset Value Per Share—Admiral Shares	$14.17

• See Note A in Notes to Financial Statements.

1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

2 Securities with a value of $16,213,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $172,233,000, representing 0.3% of net assets.

4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	21,389	2,506,523	(19,072)
10-Year U.S. Treasury Note	December 2017	8,085	1,010,120	(1,925)
2-Year U.S. Treasury Note	December 2017	2,567	552,828	(295)
30-Year U.S. Treasury Bond	December 2017	353	53,821	2
				(21,290)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(5,339)	(715,009)	9,010
Ultra Long U.S. Treasury Bond	December 2017	(784)	(129,189)	(318)
				8,692
				(12,598)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

  See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1]	1,536,958
Total Income	1,536,958
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,943
Management and Administrative—
Investor Shares	6,002
Management and Administrative—
Admiral Shares	31,959
Marketing and Distribution—
Investor Shares	841
Marketing and Distribution—
Admiral Shares	3,983
Custodian Fees	522
Auditing Fees	36
Shareholders’ Reports and Proxy—
Investor Shares	345
Shareholders’ Reports and Proxy—
Admiral Shares	773
Trustees’ Fees and Expenses	36
Total Expenses	51,440
Net Investment Income 1,485,518
Realized Net Gain (Loss)
Investment Securities Sold[1]	(15,070)
Futures Contracts	(18,287)
Realized Net Gain (Loss)	(33,357)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (498,810)
Futures Contracts	(13,120)
Change in Unrealized Appreciation
(Depreciation) (511,930)
Net Increase (Decrease) in Net Assets
Resulting from Operations	940,231
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $5,609,000, ($7,000), and $3,000, respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,485,518	1,393,548
Realized Net Gain (Loss)	(33,357)	31,638
Change in Unrealized Appreciation (Depreciation)	(511,930)	296,758
Net Increase (Decrease) in Net Assets Resulting from Operations	940,231	1,721,944
Distributions
Net Investment Income
Investor Shares	(111,632)	(124,432)
Admiral Shares	(1,373,258)	(1,268,748)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,484,890)	(1,393,180)
Capital Share Transactions
Investor Shares	(421,746)	59,375
Admiral Shares	4,021,643	7,880,106
Net Increase (Decrease) from Capital Share Transactions	3,599,897	7,939,481
Total Increase (Decrease)	3,055,238	8,268,245
Net Assets
Beginning of Period	52,985,695	44,717,450
End of Period[1]	56,040,933	52,985,695
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $306,000 and $222,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.31	$14.19	$14.26	$13.84	$14.41
Investment Operations
Net Investment Income	. 385[1]	.393	.413	.440	.433
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	.120	(.070)	.420	(.570)
Total from Investment Operations	.245	.513	.343	.860	(.137)
Distributions
Dividends from Net Investment Income	(.385)	(.393)	(.413)	(.440)	(.433)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.385)	(.393)	(.413)	(.440)	(.433)
Net Asset Value, End of Period	$14.17	$14.31	$14.19	$14.26	$13.84

Total Return[2]	1.76%	3.63%	2.44%	6.31%	-0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,040	$4,513	$4,416	$4,637	$4,878
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.73%	2.72%	2.91%	3.13%	3.06%
Portfolio Turnover Rate	15%	9%	12%	12%	16%

1 Calculation based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.31	$14.19	$14.26	$13.84	$14.41
Investment Operations
Net Investment Income	. 399[1]	.407	.425	.451	.445
Net Realized and Unrealized Gain (Loss)
on Investments	(.140)	.120	(.070)	.420	(.570)
Total from Investment Operations	.259	.527	.355	.871	(.125)
Distributions
Dividends from Net Investment Income	(.399)	(.407)	(.425)	(.451)	(.445)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.399)	(.407)	(.425)	(.451)	(.445)
Net Asset Value, End of Period	$14.17	$14.31	$14.19	$14.26	$13.84

Total Return[2]	1.86%	3.73%	2.53%	6.39%	-0.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,001	$48,473	$40,302	$34,927	$29,278
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.83%	2.82%	2.99%	3.21%	3.14%
Portfolio Turnover Rate	15%	9%	12%	12%	16%

1 Calculation based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $3,425,000, representing 0.01% of the fund’s net assets and 1.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	55,460,433	—
Temporary Cash Investments	722,699	—	—
Futures Contracts—Assets[1]	580	—	—
Futures Contracts—Liabilities[1]	(2,854)	—	—
Total	720,425	55,460,433	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at October 31, 2017, the fund had available capital losses totaling $71,535,000 to offset future net capital gains. Of this amount, the fund had available capital losses totaling $18,686,000 to offset future net capital gains through October 31, 2019. Capital losses of $52,849,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2017, the cost of investment securities for tax purposes was $54,319,806,000. Net unrealized appreciation of investment securities for tax purposes was $1,863,326,000, consisting of unrealized gains of $1,970,206,000 on securities that had risen in value since their purchase and $106,880,000 in unrealized losses on securities that had fallen in value since their purchase.

Intermediate-Term Tax-Exempt Fund

E. During the year ended October 31, 2017, the fund purchased $11,798,504,000 of investment securities and sold $7,613,561,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $1,909,735,000 and $1,500,922,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	961,038	68,383	1,384,586	96,067
Issued in Lieu of Cash Distributions	91,656	6,516	100,014	6,938
Redeemed	(1,474,440)	(105,142)	(1,425,225)	(98,861)
Net Increase (Decrease)—Investor Shares	(421,746)	(30,243)	59,375	4,144
Admiral Shares
Issued	13,763,573	979,548	12,256,425	850,439
Issued in Lieu of Cash Distributions	966,948	68,708	891,655	61,843
Redeemed	(10,708,878)	(765,754)	(5,267,974)	(365,660)
Net Increase (Decrease)—Admiral Shares	4,021,643	282,502	7,880,106	546,622

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.29%	2.39%

Financial Attributes

		Barclays
		Municipal
	Bloomberg	Bond
	Fund	Index
Number of Bonds	1,632	50,518
Yield to Maturity
(before expenses)	2.4%	2.3%
Average Coupon	4.7%	4.7%
Average Duration	7.1 years	6.2 years
Average Stated Maturity	16.7 years 13.0 years
Short-Term Reserves	3.4%	—

Largest Area Concentrations[2]

New York	16.3%
California	16.1
Texas	9.2
Illinois	7.4
Pennsylvania	5.4
Florida	4.9
Michigan	2.8
Ohio	2.7
New Jersey	2.3
Georgia	2.1
Top Ten	69.2%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	6.9%
1–3 Years	4.0
3–5 Years	2.3
5–10 Years	8.3
10–20 Years	43.3
20–30 Years	33.8
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)

AAA	14.9%
AA	49.4
A	24.2
BBB	9.2
BB	0.4
B or Lower	0.7
Not Rated	1.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2017		of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund
Investor Shares	2.31%	3.60%	4.66%	$15,776
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	15,528
General & Insured Municipal Debt
Funds Average[1]	1.64	2.73	3.94	14,720

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	2.42%	3.69%	4.75%	$79,537
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	77,639

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2007–October 31, 2017
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	4.28%	-9.02%	-4.74%	-3.30%
2009	5.09	8.23	13.32	13.60
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016	3.62	1.77	5.39	4.06
2017	3.50	-1.19	2.31	2.19

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.87%	3.64%	4.11%	0.57%	4.68%
Admiral Shares	2/12/2001	0.97	3.73	4.20	0.57	4.77

Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (1.4%)
Alabama GO	4.000%	11/1/29	5,950	6,621
Alabama GO	4.000%	11/1/30	6,195	6,758
Alabama GO	4.000%	11/1/31	6,445	6,991
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	12,172
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,679
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	5,000	5,670
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,489
Birmingham AL GO	5.000%	3/1/27	2,500	2,890
Birmingham AL GO	5.000%	3/1/37	2,500	2,822
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,426
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43	5,000	5,735
Huntsville AL GO	5.000%	5/1/26	325	364
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,721
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,243
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,286
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,523
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,237
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46	7,040	8,063
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	11,200	11,200
University of South Alabama University Facilities Revenue	5.000%	10/1/29 (15)	1,000	1,198
University of South Alabama University Facilities Revenue	5.000%	10/1/30 (15)	1,000	1,193
University of South Alabama University Facilities Revenue	5.000%	10/1/31 (15)	1,000	1,188
University of South Alabama University Facilities Revenue	5.000%	10/1/32 (15)	750	885
University of South Alabama University Facilities Revenue	5.000%	10/1/33 (15)	1,365	1,600
				150,954
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	7,908
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,714
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,624
				19,246
Arizona (0.6%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,238
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.940%	11/7/17 LOC	6,500	6,500
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	5,000	5,938
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,076
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,068
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health
Obligated Group)	4.000%	1/1/41	7,000	7,255
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,927
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	7,944
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,297
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,147
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,070
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	569
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,624
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	945
				64,598
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital Revenue (Arkansas Children’s Northwest Inc.)	5.000%	3/1/40	5,265	6,042
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,502
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,291
				11,835

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California (16.1%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	3,067
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	5,257
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,769
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,905
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,277
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,441
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/32	10,100	11,123
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38	10,000	10,671
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,394
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56	5,000	5,244
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	9,155
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	30	36
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	9,970	12,030
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,453
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,799
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,807
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,489
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,069
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45	1,050	1,401
California GO	5.250%	9/1/24	12,500	14,354
California GO	5.625%	4/1/26	21,900	23,280
California GO	5.000%	3/1/28	10,000	11,916
California GO	4.000%	9/1/28	7,000	7,916
California GO	5.000%	8/1/29	5,000	6,064
California GO	5.000%	9/1/29	10,000	11,362
California GO	5.000%	10/1/29	5,000	5,982
California GO	5.000%	8/1/30	10,000	12,058
California GO	5.000%	10/1/30	12,600	15,047
California GO	5.000%	9/1/31	15,000	18,020
California GO	6.000%	3/1/33	4,000	4,453
California GO	6.500%	4/1/33	41,500	44,666
California GO	4.000%	8/1/33	5,000	5,442
California GO	5.000%	8/1/33	16,000	19,014
California GO	5.000%	8/1/34	5,000	5,856
California GO	4.000%	11/1/34	20,000	21,789
California GO	5.000%	9/1/35	13,220	15,606
California GO	4.000%	11/1/35	15,995	17,310
California GO	6.000%	11/1/35	10,000	10,970
California GO	5.000%	9/1/36	3,250	3,757
California GO	5.000%	9/1/41	5,000	5,623
California GO	5.000%	9/1/42	11,360	12,938
California GO	5.000%	2/1/43	5,500	6,259
California GO	5.000%	4/1/43	1,000	1,142
California GO	5.000%	11/1/43	5,000	5,783
California GO	5.000%	12/1/43	8,250	9,558
1 California GO	5.000%	8/1/45	7,280	8,399
California GO	4.000%	8/1/46	5,000	5,287
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	5,964
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,865
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,000	7,882
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,000	5,604
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/49	3,300	3,383
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,276
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,771
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,497
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated
Group)	4.000%	10/1/36	5,000	5,269
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,285
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,585
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,749
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	3,500	4,160
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	16,870
1 California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	29,090	33,239
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,204
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,786
California Infrastructure & Economic Development Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	13,800	15,778
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,468

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	2,000	2,354
California Municipal Finance Authority Revenue (Community Hospitals of Central California
Obligated Group)	5.000%	2/1/30	1,730	2,018
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/42	7,430	7,689
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,563
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,655
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,715
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,735
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,501
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,839
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,583
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,579
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,553
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,707
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,142
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,553
California State University Systemwide Revenue	5.000%	11/1/36	6,000	7,144
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,939
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,548
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,695
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,674
California Statewide Communities Development Authority Revenue (Buck Institute for
Age Research)	5.000%	11/15/49 (4)	6,200	7,083
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	27,296
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,522
California Statewide Communities Development Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,291
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,103
Centinela Valley CA Union High School District GO	4.000%	8/1/41 (15)	5,645	5,886
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,931
Chabot-Las Positas CA Community College District GO	4.000%	8/1/42	4,940	5,243
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47	4,500	4,753
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,045
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,212
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,580
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,255
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	984
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,695
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,143
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,445
Coast CA Community College District GO	4.000%	8/1/30	4,500	5,019
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,845
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,182
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,648
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/29	1,705	1,921
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/32	1,500	1,672
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,353
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,723
Escondido CA GO	5.000%	9/1/32	3,855	4,557
Foothill-De Anza CA Community College District GO	4.000%	8/1/34	2,185	2,373
Foothill-De Anza CA Community College District GO	4.000%	8/1/35	2,000	2,161
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,932
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,625
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29 (4)	1,155	1,388
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,434
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,085
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,889
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,984
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,941
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,561
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,621
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,842
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,653
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,101

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,742
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	10,860
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,810
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,283
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,830
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,927
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	10,162
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,646
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,952
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	6,017
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,480
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,446
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,935	5,297
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,595
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,420
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,815
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,508
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,036
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,395
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,876
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,715
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,926
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,192
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach
Project Area)	5.000%	8/1/29	4,140	4,939
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach
Project Area)	5.000%	8/1/30	4,685	5,563
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach
Project Area)	5.000%	8/1/31	7,180	8,487
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach
Project Area)	5.000%	8/1/32	6,465	7,612
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	3,395	3,685
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,251
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40	1,745	2,040
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	5,868
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	10,930	12,440
Monterey Peninsula CA Unified School District GO	4.000%	8/1/41	5,000	5,264
Monterey Peninsula CA Unified School District GO	4.000%	8/1/45	2,000	2,085
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,047
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,142
Oakland CA GO	5.000%	1/15/28	1,230	1,491
Oakland CA GO	5.000%	1/15/35	4,025	4,704
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,793
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,190
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,904
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,666
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,821
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,305
2 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,239
Poway CA Unified School District GO	0.000%	8/1/46	9,600	3,077
Poway CA Unified School District GO	0.000%	8/1/51	20,000	5,238
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,016
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,670
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,696
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,302
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	11,223
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	9,921
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,863
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	853
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,365
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,120
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28 (14)	15,815	11,186
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	6,685
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	3,250	4,122
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,609
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,215	1,345
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42	2,035	2,204
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,579
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,386
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,470

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	10,500	10,848
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	11,098
San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,326
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,086
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,660
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,580
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,524
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,372
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,546
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	7,063
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	25,328
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,208
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,368
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,955
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,313
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,377
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21 (Prere.)	390	441
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	1,610	1,810
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	2,000	2,278
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	20,000	23,213
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	8,810	10,757
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	9,194
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	5,971
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,095
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,502
San Jose CA Airport Revenue	5.000%	3/1/47	9,500	10,977
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,016
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,739
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,864
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/18 (Prere.)	5,000	5,140
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,343
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,343
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,803
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	2,017
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,364
3 Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	10,614
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	2,060
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,000	2,343
Southwestern California Community College District GO	5.000%	8/1/44	7,800	9,005
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,330
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,691
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	835	860
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/37	9,700	10,239
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	15,000	17,284
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	6,755	7,023
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/47	2,425	2,778
University of California Revenue	4.000%	5/15/35	5,000	5,338
University of California Revenue	5.000%	5/15/35	10,000	11,950
University of California Revenue	5.250%	5/15/37	3,000	3,558
University of California Revenue	5.000%	5/15/38	20,000	23,039
University of California Revenue	5.250%	5/15/38	10,000	11,847
University of California Revenue	5.000%	5/15/44	4,000	4,615
University of California Revenue	5.000%	5/15/46	4,000	4,634
University of California Revenue	4.000%	5/15/47	9,000	9,474
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	12,402
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,021
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	6,205
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,610
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,118
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,218
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,195
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	6,209
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,852
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	9,134
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,619
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,234
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	10,500	11,576
				1,761,026

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (1.5%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31	8,000	9,608
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,000	1,102
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,663
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41	2,000	2,318
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/40	3,500	4,035
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,451
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47	7,000	8,003
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,265
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,260
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,346
Colorado Springs CO Utility System Revenue	5.000%	11/15/47	6,000	7,028
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,449
Denver CO City & County Airport Revenue	5.000%		8,000	8,873
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	12,691
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	18,203
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,808
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	10,719
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31	4,470	4,922
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,498
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,180
University of Colorado COP	4.000%	11/1/30	12,675	13,524
University of Colorado Enterprise System Revenue	5.000%	6/1/22 (Prere.)	205	237
University of Colorado Enterprise System Revenue	5.000%	6/1/37	770	870
				158,053
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/26	5,000	5,561
Connecticut GO	5.000%	10/15/26	4,140	4,644
Connecticut GO	5.000%	11/1/26	3,000	3,319
Connecticut GO	5.000%	4/15/28	5,000	5,976
Connecticut GO	5.000%	10/15/31	1,850	2,044
4 Connecticut GO TOB VRDO	0.960%	11/1/17 LOC	2,000	2,000
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	3,290	3,461
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	1,980	2,083
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,419
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	7,868
				45,375
Delaware (0.1%)
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	8,940	10,066
University of Delaware Revenue	5.000%	11/1/32	1,990	2,287
University of Delaware Revenue	5.000%	11/1/33	1,000	1,146
				13,499
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/26	7,395	8,966
District of Columbia GO	5.000%	6/1/27	2,000	2,415
District of Columbia GO	5.000%	6/1/27	3,000	3,677
District of Columbia GO	5.000%	6/1/28	2,750	3,302
District of Columbia GO	5.000%	6/1/38	10,000	11,495
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,621
District of Columbia Revenue (Georgetown University)	5.500%	10/1/18 (Prere.)	5,000	5,200
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	4,187
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,531
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,750	6,711
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	11,327
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail
& Capital Improvement Projects)	5.000%	10/1/53	7,500	7,966
				79,398
Florida (4.9%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,702
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/44	10,075	11,070
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,569
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,615
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,322
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,169
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	19,348

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,418
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,267
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,262
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	20,452
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	17,309
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,194
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	939
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,137
3 Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,000	7,192
3 Gainesville FL Utilities System Revenue	5.000%	10/1/36	7,575	8,971
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/18 (Prere.)	3,000	3,074
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,392
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	14,081
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19 (ETM)	3,720	3,956
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,728
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,514
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,683
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,164
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,263
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,784
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,366
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,364
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,918
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,118
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,173
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,173
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,092
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,309
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,308
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,123
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,204
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	15,556
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,769
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	9,684
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41	20,480	23,533
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36	885	1,016
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,710
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,816
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,326
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37	12,485	14,229
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,022
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,796
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,422
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,818
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32	11,860	12,853
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,575	8,571
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,485
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	593
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,651
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,205
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,748
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47	7,500	8,240
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,704
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,607
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,692
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	2,030	2,137
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,724
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,917
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,161
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	26,002
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,426
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,868
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	196
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	10,547
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,208
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities
Project)	6.000%	8/1/20 (Prere.)	5,000	5,628
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,207

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,082
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.250%	7/1/44	3,000	3,296
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	3,535	3,677
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,966
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,600	3,062
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,645
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,200	6,083
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,412
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,136
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,914
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,187
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,229
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	2,046
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,870
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,783
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,356
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,681
				539,215
Georgia (2.1%)
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,592
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,925
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,586
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,072
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,694
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,912
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,378
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,816
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,480
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	7,425	8,433
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47	6,510	7,322
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,684
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,397
Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,826
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,992
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	4.000%	2/15/42	5,000	5,097
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.000%	2/15/45	5,000	5,599
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc.
Project)	5.500%	8/15/54	10,000	11,720
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,265
Georgia GO	5.000%	2/1/29	5,660	6,883
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,265	4,800
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,810
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,779
Henry County GA School District GO	4.000%	8/1/30	5,000	5,536
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,736
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,577
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,726
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18 (ETM)	1,880	1,944
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,068
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,785	18,466
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,330
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,872
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,674
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,603
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34	5,000	5,277
				229,871
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,949
Hawaii GO	4.000%	10/1/27	3,705	4,193
Hawaii GO	5.000%	10/1/29	20,650	25,505
Hawaii GO	4.000%	4/1/30	7,500	8,301
Hawaii GO	4.000%	10/1/30	15,460	17,185
Hawaii GO	4.000%	4/1/31	7,500	8,247
Hawaii GO	4.000%	10/1/31	6,640	7,336
Hawaii GO	4.000%	10/1/33	3,750	4,070
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,458

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,475
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,077
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	10,652
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,500
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,718
				123,666
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,332
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	6,465	6,884
				13,216
Illinois (7.4%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	6,087
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,030	6,022
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,921
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	6,834
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,081
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	15,303
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,150
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,008
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,490
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,311
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,832
Chicago IL GO	5.000%	1/1/34	8,000	8,410
Chicago IL GO	5.000%	1/1/38	2,000	2,128
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,343
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,788
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,250
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,480
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	31,231
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,459
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	5,000	5,796
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38	7,000	7,996
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41	3,400	3,871
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42	12,000	14,086
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,385
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,250
Chicago IL Park District GO	5.000%	1/1/40	6,505	7,086
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	30,024
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,430
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,184
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	6,906
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,616
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,289
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,409
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,726
4 Chicago IL Water Revenue TOB VRDO	1.100%	11/7/17	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,135
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,406
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,064
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,655
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	17,904
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,507
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,505
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	19,608
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,697
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,656
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	22,008
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,236
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19 (Prere.)	15,000	16,150
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/18 (Prere.)	10,000	10,336
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,539
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	3,250	3,417
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	10,375	10,950
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,100
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,157
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	20,000	21,835
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,085
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	16,337
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,550

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32	3,080	3,172
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33	1,110	1,137
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34	2,800	2,855
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,855	1,991
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,435
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,460
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	4,056
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,208
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,055
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,975
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,603
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	17,635
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,611
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,347
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	884
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,647
Illinois GO	5.000%	3/1/21	4,000	4,258
Illinois GO	5.000%	8/1/21	7,000	7,492
Illinois GO	5.000%	11/1/23	5,000	5,431
Illinois GO	5.000%	8/1/24	9,000	9,646
Illinois GO	5.000%	2/1/25	1,630	1,765
Illinois GO	5.500%	7/1/25	2,800	3,099
Illinois GO	5.000%	8/1/25	5,110	5,454
3 Illinois GO	5.000%	11/1/25	26,000	28,317
3 Illinois GO	5.000%	11/1/27	20,000	21,856
Illinois GO	5.000%	1/1/28	9,125	9,914
Illinois GO	5.250%	7/1/30	5,000	5,403
Illinois GO	5.250%	2/1/32	8,075	8,669
Illinois GO	5.250%	2/1/33 (4)	5,200	5,847
Illinois GO	5.500%	7/1/33 (4)	3,350	3,755
Illinois GO	5.250%	2/1/34 (4)	3,125	3,497
Illinois GO	5.000%	5/1/34	2,000	2,113
Illinois GO	5.500%	7/1/38	7,500	8,033
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	8,455	9,203
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,101
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,383
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,147
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,460
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,816
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	10,074
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,991
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,415
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,231
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/24 (14)	2,715	2,173
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	17,500	10,272
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	7,500	4,191
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/42	3,965	4,020
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.500%	6/15/53	1,000	1,099
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	6,375	7,103
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,902
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,913
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,352
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	115
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,030
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,162
				811,262
Indiana (1.7%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/29	1,250	1,503
Ball State University Student Fee Indiana Revenue	5.000%	7/1/30	850	1,017
Ball State University Student Fee Indiana Revenue	5.000%	7/1/31	400	476
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	13,000	14,065
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/39	3,000	3,216

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/41	12,815	14,366
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,478
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	7,037
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,187
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,928
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,339
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	15,048
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	10,427
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,970
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,863
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,124
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/46	10,000	11,303
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41	11,335	12,972
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46	7,140	8,130
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.750%	2/1/36	8,800	9,891
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	2,061
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,463
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,160
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,494
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	8,092
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,468
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,560
				189,638
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	11,955
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,986
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,500
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	13,686
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46	10,700	12,529
				55,656
Kansas (0.5%)
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	5,000	5,487
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	4,000	4,363
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,655
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,165	4,845
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,765
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	6,008
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,846
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,820
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	18,744
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,904
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,146
				56,583
Kentucky (0.7%)
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/24	5,000	5,154
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/41	6,700	7,323
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/42	6,225	6,580
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/46	5,300	5,757
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/34	2,000	1,775
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/43	10,000	8,738
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	5.750%	7/1/49	11,900	13,271
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	6.000%	7/1/53	5,000	5,634
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,867
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,065	1,135
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/35	1,600	1,747
				71,981

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (0.7%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.900%	11/1/17	4,015	4,015
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,226
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	6,071
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30 (4)	1,300	1,553
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32 (4)	1,500	1,775
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,746
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,442
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,270	1,395
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,500	1,627
Lafayette LA Utilities Revenue	4.000%	11/1/33 (4)	1,000	1,076
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,258
Lafayette LA Utilities Revenue	4.000%	11/1/35 (4)	1,000	1,067
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,837
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,854
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	14,000	15,826
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,602
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,438
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,162
Louisiana State University Revenue	5.000%	7/1/25	505	585
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,475
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,564
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,279
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,243
				77,116
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,512
Maine Health & Higher Educational Facilities Authority Revenue (Stephens Memorial Hospital
Association)	5.000%	7/1/39	5,100	5,625
				10,137
Maryland (1.8%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,365
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,506
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,343
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,553
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,324
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,500
Baltimore County MD GO	5.000%	2/1/26	2,800	3,214
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	5,942
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,701
Frederick County MD GO	5.000%	2/1/28	1,550	1,959
Frederick County MD GO	5.000%	2/1/29	1,400	1,787
Frederick County MD GO	5.000%	2/1/30	2,685	3,415
Howard County MD GO	4.000%	2/15/33	8,200	8,978
Maryland Department of Transportation Revenue	4.000%	12/15/28	10,000	11,110
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,270
Maryland GO	4.000%	3/1/23 (Prere.)	5,000	5,622
Maryland GO	5.000%	3/1/23 (Prere.)	17,910	21,049
Maryland GO	4.000%	6/1/29	25,000	27,921
Maryland GO	4.000%	3/15/30	10,000	11,201
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,307
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (ETM)	8,145	9,599
Montgomery County MD GO	4.000%	12/1/30	1,000	1,099
Montgomery County MD GO	4.000%	12/1/34	15,000	16,183
3 Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32	14,725	16,242
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	7,821
				195,011
Massachusetts (1.8%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	6,791
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	1,160	1,183
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	745
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,825
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,552
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,707
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,509

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,625
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40 (Prere.)	10,000	10,955
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42	4,800	5,518
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	24,745	29,684
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,552
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,681
Massachusetts GO	4.000%	9/1/31	12,500	13,790
Massachusetts GO	4.000%	9/1/32	7,500	8,230
Massachusetts GO	5.000%	8/1/36	9,855	11,111
Massachusetts GO	5.000%	7/1/40	1,250	1,445
Massachusetts GO	4.000%	6/1/43	1,000	1,030
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,523
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	917
4 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.920%	11/1/17	4,200	4,200
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,661
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,502
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,428
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,074
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	4,955	5,189
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	180	204
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	820	931
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,391
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	5,091
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	12,245
				193,289
Michigan (2.8%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,109
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,736
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,146
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,279
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,000	1,161
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,000	1,149
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	10,000	10,531
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46	20,000	22,288
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	19,365
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,566
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37	8,875	9,302
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,320	9,694
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,466
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,590
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	14,076
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,296
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,151
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,439
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,283
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	9,000
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,666
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	581
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,490
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,149
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,597
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,481
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,333
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,301
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	3,992
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,613
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	15,051
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,736
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,748
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,607
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,459
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,701
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,467
Michigan State University Revenue	5.000%	8/15/26	1,165	1,374
Michigan State University Revenue	5.000%	8/15/27	1,000	1,176
Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	4,969
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,204
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,386

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,662
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	9,101
University of Michigan Revenue	5.000%	4/1/47	13,375	15,698
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,500	2,885
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,686
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	4,016
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,398
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,304
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,456
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,448
				299,362
Minnesota (1.0%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26	2,000	2,389
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,334
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	3,500	4,063
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/46	5,250	6,063
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,498
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	11,867
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,197
Minnesota COP	5.000%	6/1/31	3,730	4,352
Minnesota GO	5.000%	8/1/34	18,000	21,151
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,254
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,302
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33	5,000	6,332
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34	10,000	12,716
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35	2,500	3,193
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	4.000%	11/15/43	3,480	3,623
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services
Obligated Group)	5.000%	11/15/47	5,000	5,745
University of Minnesota Revenue	5.125%	4/1/19 (Prere.)	1,250	1,320
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,114
				109,513
Mississippi (0.8%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	1,948
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.940%	11/1/17	7,600	7,600
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.940%	11/1/17	11,300	11,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.940%	11/1/17	26,650	26,650
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,506
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	2,908
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding
Project)	5.000%	3/1/43	14,490	16,210
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,418
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,312
				87,852
Missouri (1.2%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/44	4,670	5,308
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,705
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,382
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,049
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,627
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,239
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	8,077
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,680
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,558
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46	3,000	3,469
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	2,926
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	740	768
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34	5,000	5,209
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39	5,000	5,139
3 Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	5,751
3 Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	10,232
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/18 (Prere.)	8,000	8,128
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,718
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,046

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,382
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,581
				128,974
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,718
Lewis & Clark County School District No. 1 GO	4.000%	7/1/33	1,685	1,851
Lewis & Clark County School District No. 1 GO	4.000%	7/1/34	1,505	1,645
Lewis & Clark County School District No. 1 GO	4.000%	7/1/35	1,050	1,143
Lewis & Clark County School District No. 1 GO	4.000%	7/1/36	910	987
Lewis & Clark County School District No. 1 GO	4.000%	7/1/37	1,000	1,083
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,983
				13,410
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,582
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%	11/15/34	1,000	1,161
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%	11/15/35	2,000	2,316
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
Obligated Group)	5.000%	11/15/37	1,000	1,152
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/45	2,500	2,767
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,176
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,226
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,393
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,609
				30,382
Nevada (0.5%)
Clark County NV GO	4.000%	6/1/32	4,000	4,376
Las Vegas NV GO	4.000%	9/1/32	8,860	9,556
Las Vegas NV GO	4.000%	9/1/33	9,220	9,874
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,210
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,584
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,011
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,340
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,413
				51,364
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,598
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,488
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,563
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,103
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,106
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	704
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,092
				24,654
New Jersey (2.3%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,536
New Jersey Economic Development Authority Revenue	5.000%	6/15/36	2,000	2,163
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,729
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,283
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,894
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,710
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,045
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,964
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	7,971
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	6,871
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,134
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,792
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	885	912
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.930%	11/7/17	10,535	10,535
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,136

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,819
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,848
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	13,032
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	2,078
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,760
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	7,959
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,539
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,815
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,509
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,621
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,800
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,160
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	12,000	8,046
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	7,987
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,523
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,355
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,113
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,276
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	14,281
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,897
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,211
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	1,960	1,994
				254,298
New Mexico (0.5%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/26	1,200	1,478
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27	1,515	1,858
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,979
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/19 (Prere.)	6,500	6,931
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/33	6,705	7,090
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/34	9,860	10,358
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,601
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,370
				57,665
New York (16.3%)
Albany NY Industrial Development Agency Civic Facility Revenue (Albany Medical Center
Hospital Project) VRDO	1.010%	11/7/17 LOC	3,595	3,595
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,688
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,348
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,721
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,664
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,428
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	17,280	19,776
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34	2,455	2,907
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45	5,000	5,792
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	11,450	13,044
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19 (Prere.)	3,000	3,216
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,268
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	3,250	3,751
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	17,000	19,208
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46	1,735	1,985
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,345
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	3,000	3,261
New York City NY GO	5.000%	8/1/23	9,550	11,043
New York City NY GO	5.000%	8/1/24	10,195	11,866
New York City NY GO	5.000%	8/1/25	9,160	10,656
New York City NY GO	5.000%	8/1/25	5,000	5,817
New York City NY GO	5.000%	8/1/26	8,065	9,800
New York City NY GO	5.000%	8/1/31	5,000	5,616
New York City NY GO	5.000%	3/1/32	5,000	5,733
New York City NY GO	4.000%	8/1/32	5,000	5,446
New York City NY GO	5.000%	8/1/32	5,000	5,608

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	10/1/32	5,260	6,011
New York City NY GO	5.000%	12/1/34	16,310	19,313
New York City NY GO	5.000%	8/1/35	1,500	1,675
New York City NY GO	5.000%	10/1/35	5,000	5,951
New York City NY GO	4.000%	8/1/36	7,500	8,037
New York City NY GO	5.000%	8/1/37	7,690	8,981
New York City NY GO	5.000%	10/1/37	5,000	5,904
New York City NY GO	5.000%	12/1/38	14,545	17,031
New York City NY GO VRDO	0.910%	11/1/17 LOC	4,270	4,270
New York City NY GO VRDO	0.910%	11/1/17	28,490	28,490
New York City NY GO VRDO	0.920%	11/1/17	1,500	1,500
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,463
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	8,047
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,174
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,278
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,304
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,383
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,011
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,418
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,843
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,841
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	12,185
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,464
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,491
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,685
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,343
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,645
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,129
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,078
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,746
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	20,000	23,266
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	8,200	8,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	7,090	7,090
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.920%	11/1/17	11,115	11,115
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.920%	11/1/17	13,700	13,700
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,762
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	17,948
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	921
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,603
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	11,398
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,105
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	9,284
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	6,685	7,071
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	17,479
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,944
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	16,965	20,435
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,771
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,866
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,679
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	4,215	4,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	315	333
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	11,335	13,513
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	8,328
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	9,904
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,626
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	10,673
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	19,945	23,509
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	8,000	8,629
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	10,344
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	7,000	7,509
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,000	6,446
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	8,279
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	6,175	6,634
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	17,497
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	6,810	7,869
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	26,411
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	5,027
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	10,000	10,630
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,428

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	896
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	5,870
4 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	14,968
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,385
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,589
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,370
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,325
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,332
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	13,098
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,791
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,461
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	7,133
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	13,769
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,000	7,120
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31	10,000	12,161
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	5,169
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	6,208
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	12,972
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,681
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,715
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,301
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	7,000	7,999
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,430
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	4,625	5,369
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57	3,000	3,529
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,750	4,041
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,435
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,725
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,300
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,881
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,328
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	22,382
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	9,155	10,830
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	14,148
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22 (Prere.)	7,000	8,191
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,456
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,437
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,392
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,477
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,795
4 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.980%	11/7/17 LOC	13,955	13,955
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/27	6,185	7,604
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,402
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,639
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	697
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	30,566
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	10,379
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,375
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	24,536
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	10,000	10,713
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	10,000	11,752
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,545
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,655
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	23,181
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	28,156
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44	20,000	21,179
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,301
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	5,620
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46	1,000	1,131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,191
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,535
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	21,130
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	5,860	6,858
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	3,500	3,930
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	6,750	7,942

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,667
New York State GO	5.000%	2/15/30	4,000	4,487
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.950%	11/7/17 LOC	17,750	17,750
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,820
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,731
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,178
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	18,143
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,005
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,592
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,917
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,831
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,542
4 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.000%	11/7/17 LOC	8,500	8,500
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	4,823
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,381
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,565
1 Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,743
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,086
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	5,500	6,450
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,720	6,403
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	5/15/18 (Prere.)	12,500	12,786
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	7,141
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	8,124
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	7,000	8,346
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,500	6,466
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	5,000	6,153
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/28	10,000	12,266
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	17,508
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	8,195
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	22,764
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,654
				1,783,022
North Carolina (1.1%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/42	4,500	5,284
Board of Governors of the University of North Carolina Revenue (University of North Carolina at
Charlotte) VRDO	5.000%	10/1/47	5,350	6,252
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,458
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,799
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,206
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,192
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,151
3 Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34	1,000	1,079
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,453
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,205
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31	3,000	3,203
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,830
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,152
North Carolina GAN	5.000%	3/1/28	20,000	23,727
North Carolina GO	5.000%	6/1/27	10,000	12,399
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	555
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,287
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,543
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	14,058
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46	5,000	5,642
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,807
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,671
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,214
				116,167
Ohio (2.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
Obligated Group)	5.250%	11/15/46	18,000	20,097
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,000
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,406
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,519
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,270
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,486

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,755
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,436
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,582
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,970
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	4,159
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,277
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	14,500	15,499
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47	10,000	10,172
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	2,000	2,166
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	3,000	3,292
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	5,000	5,495
Euclid OH City School District GO	4.750%	1/15/54	6,685	7,168
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,463
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,763
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.940%	11/7/17	8,800	8,800
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	30,000	33,784
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,669
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,764
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,862
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,746
North Royalton OH City School District GO	4.000%	12/1/32	600	649
North Royalton OH City School District GO	4.000%	12/1/36	1,085	1,154
North Royalton OH City School District GO	4.000%	12/1/37	800	849
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49	5,000	5,681
Ohio GO	5.000%	2/1/29	3,000	3,386
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/19 (Prere.)	10,000	10,506
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,334
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,925
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	11,146
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	8,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	24,716
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,547
				292,493
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/35	1,000	1,073
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/36	870	930
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/37	1,725	1,840
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/47	2,000	2,310
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,160
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38	5,500	6,430
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	860
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,352
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,000	5,333
				26,288
Oregon (0.7%)
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,400	1,526
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,575	1,707
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,398
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,242
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,051
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	523
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	1,041
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48	5,000	5,517
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	773
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	3,445	3,898
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	555	626
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,670	4,466
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	4,000	4,842
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	6,185	7,344
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,345	5,193
Oregon GO	4.000%	8/1/32	3,000	3,373
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,251
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,450
Port of Portland OR International Airport Revenue	5.000%	7/1/47	3,000	3,449
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	5,000	5,554
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	9,260	9,342
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/33	2,850	3,418
				78,984

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (5.4%)
Allegheny County PA GO	5.000%	11/1/28	5,000	5,966
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,109
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36	1,815	2,063
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37	2,500	2,834
Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50	7,500	8,348
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,330
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	17,272
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/32	1,435	1,703
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/36	1,765	1,860
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	6,000	6,244
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30	1,855	2,025
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	800	937
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,072
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	3,048
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,313
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,494
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,660
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,439
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36	2,000	2,258
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,784
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,391
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,390	2,915
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	3,000	3,659
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,611
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,423
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,621
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,586
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,052
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,396
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	6,928
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,244
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,616
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,219
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,115
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,610
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,262
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,478
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,347
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,679
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,675
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,236
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	20,356
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	4.000%	8/15/32	2,750	2,999
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of
Pennsylvania)	4.000%	8/15/33	1,555	1,684
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	9,111
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/42	4,790	4,912
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,019
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,205
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,615
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	10,632
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,520
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,111
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,552
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,097
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,128
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,150
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,211

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,947
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,394
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,049
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,846
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,363
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,276
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,652
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,247
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	12,065
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,795
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,449
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,037
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	5,165	5,788
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,698
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,267
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,252
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,418
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,965
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,832
Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of
Philadelphia Project)	4.000%	7/1/37	5,000	5,309
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47	6,150	6,246
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,304
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,340
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	1,975
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,854
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	4,240
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	7,985
Philadelphia PA GO	5.000%	8/1/29	5,735	6,686
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,008
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	5,014
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,300
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	7,159
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	104
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,447
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	15,000	17,091
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,694
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,812
Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	0.940%	11/7/17 LOC	16,485	16,485
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,424
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,774
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20 (Prere.)	3,500	3,885
				587,140
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,907
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	8,484
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	610	633
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,777
				22,801
South Carolina (1.7%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,586
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/26	10,000	11,703
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/29	2,500	2,931
4 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.970%	11/7/17	7,250	7,250
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,508
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,322
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,832
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,337

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,723
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38	5,305	5,960
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	12,600	14,256
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	836
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	9,676
South Carolina Public Service Authority Revenue	5.000%	12/1/26	2,500	2,752
South Carolina Public Service Authority Revenue	5.000%	12/1/31	5,000	5,668
South Carolina Public Service Authority Revenue	5.000%	1/1/32	1,070	1,103
South Carolina Public Service Authority Revenue	5.000%	12/1/33	5,000	5,727
South Carolina Public Service Authority Revenue	5.000%	12/1/33	2,500	2,882
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	11,022
South Carolina Public Service Authority Revenue	5.000%	12/1/39	4,325	4,803
South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,065	1,148
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,700	1,873
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,565
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	11,285
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	11,854
South Carolina Public Service Authority Revenue	5.000%	12/1/56	12,500	13,917
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30	1,870	2,254
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31	2,045	2,450
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32	2,145	2,556
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34	865	1,020
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40	9,075	10,549
				184,348
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34	9,710	10,121
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,429
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,151
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,120
				25,821
Tennessee (1.2%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	15,043
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.980%	11/1/17 LOC	4,520	4,520
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,250	2,522
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,797
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,405
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/42	8,880	10,440
Metropolitan Government of Nashville & Davidson County TN Health and Educational Facilities
Revenue(Vanderbilt University Medical Center)	5.000%	7/1/48	5,000	5,595
Shelby County TN GO	5.000%	4/1/27	2,855	3,564
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	3/1/18 (Prere.)	350	355
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	814
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,140
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	11,007
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,339
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,329
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,603
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	23,574
Tennessee GO	5.000%	9/1/28	5,750	6,882
Tennessee GO	5.000%	9/1/29	2,500	2,978
Tennessee GO	5.000%	8/1/30	1,345	1,626
Tennessee GO	5.000%	9/1/34	700	822
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	860	902
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	2,080	2,160
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/47	5,000	5,887
Washington County TN GO	4.000%	6/1/29	3,260	3,633
				132,937
Texas (9.2%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,199
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,472
Austin TX Airport System Revenue	5.000%	11/15/46	11,000	12,580
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,863
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,362
Austin TX GO	5.000%	9/1/32	1,300	1,531
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,725

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,408
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	5,796
Austin TX Water & Wastewater System Revenue	5.000%	11/15/28	3,000	3,722
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	5,000	6,158
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	7,000	8,232
Austin TX Water & Wastewater System Revenue	5.000%	11/15/46	5,000	5,856
Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,938
Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,726
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,260	4,850
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,000	1,154
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21 (Prere.)	2,000	2,339
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	6,000	6,673
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,838
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,362
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,077
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,925	10,329
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,560	4,098
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,257
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,860
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,672
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	7,265
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,817
El Paso County TX Community College District Revenue	5.000%	4/1/42 (4)	5,000	5,636
El Paso TX GO	5.000%	8/15/27	3,625	4,384
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,718
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,559
El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,295
El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,100	1,327
El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	1,877
El Paso TX Water & Sewer Revenue	4.000%	3/1/36	1,700	1,816
El Paso TX Water & Sewer Revenue	4.000%	3/1/37	3,295	3,509
El Paso TX Water & Sewer Revenue	4.000%	3/1/38	4,255	4,521
Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	3,973
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	20,164
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	7,926
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,761
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,818
Harris County TX GO	5.000%	10/1/26	3,000	3,648
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,459
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,536
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,683
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,178
Hays County TX GO	4.000%	2/15/31	2,265	2,473
Hays County TX GO	4.000%	2/15/32	3,135	3,435
Hays County TX GO	4.000%	2/15/32	3,820	4,145
Hays County TX GO	4.000%	2/15/33	3,320	3,624
Hays County TX GO	4.000%	2/15/33	865	944
Hays County TX GO	5.000%	2/15/42	4,000	4,634
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,390
Houston TX GO	5.000%	3/1/25	3,185	3,773
Houston TX GO	5.000%	3/1/27	13,350	15,990
Houston TX GO	5.000%	3/1/30	5,395	6,068
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,511
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,583
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	33,801
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,479
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,993
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,458
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,419
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,319
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,450
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,726
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,273
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	219
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	21
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,452

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,300
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,053
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,382
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/40	5,540	6,314
Lubbock TX GO	4.000%	2/15/30	1,250	1,359
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,713
Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,156
Missouri City TX GO	4.000%	6/15/32	1,000	1,088
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,275
New Hope TX Cultural Education Facilities. First Mortgage Revenue (Morningside Ministries
Project)	6.500%	1/1/48	10,350	11,592
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Legacy at Willow
Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,133
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Wesleyan Homes Inc.
Project)	5.500%	1/1/43	1,600	1,670
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Wesleyan Homes Inc.
Project)	5.500%	1/1/49	1,600	1,664
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/47	5,000	4,946
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,166
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	14,328
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	10,222
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,272
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,917
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,867
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,343
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,752
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,442
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,121
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,867
3 North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,595
3 North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,808
3 North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,434
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,181
3 North Texas Tollway Authority System Revenue	5.000%	1/1/43	10,500	12,128
3 North Texas Tollway Authority System Revenue	5.000%	1/1/43	13,900	15,814
3 North Texas Tollway Authority System Revenue	5.000%	1/1/48	8,000	9,061
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,139
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24	4,325	4,980
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,174
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,564
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,092
Pasadena TX GO	4.000%	2/15/32	1,500	1,615
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,443
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,382
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,293
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,376
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	5,000	5,772
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,298
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,616
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,819
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,652
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,344
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,145
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/45	7,265	8,219
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	0.930%	11/7/17	27,865	27,865
Texas GO	4.000%	5/15/32	2,250	2,445
Texas GO	5.000%	5/15/40	7,000	8,107
Texas GO	5.000%	10/1/44	20,195	23,354
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	645
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	606
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,390	1,614
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,630	7,784
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,650	3,127
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	3,078
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,370

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	5,000	5,618
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,494
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	9,981
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,880	33,724
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,767
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,195
Texas Transportation Commission GO	5.000%	4/1/28	10,000	11,817
Texas Transportation Commission GO	5.000%	10/1/36	10,000	11,808
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,232
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,755
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,440	7,267
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	460
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,527
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	38
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	22,099
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	11,944
Texas Water Development Board Revenue	4.000%	10/15/32	5,000	5,509
Texas Water Development Board Revenue	4.000%	10/15/34	10,000	10,873
United TX Independent School District GO	5.000%	8/15/26	2,195	2,657
United TX Independent School District GO	5.000%	8/15/27	2,300	2,784
United TX Independent School District GO	5.000%	8/15/28	2,355	2,849
United TX Independent School District GO	5.000%	8/15/29	2,535	3,048
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,969
University of North Texas Revenue	5.000%	4/15/33	3,200	3,715
University of North Texas Revenue	5.000%	4/15/34	3,000	3,467
University of North Texas Revenue	5.000%	4/15/36	3,000	3,452
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,177
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,584
				1,000,834
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,019
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,824
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	11,685
University of Utah Revenue	4.000%	8/1/33	2,100	2,297
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,829
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,723
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,511
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,092
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	20,026
				58,006
Virginia (1.7%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41 (4)	5,000	5,725
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	5,000	5,568
Chesapeake VA GO	5.000%	8/1/27	2,100	2,643
Chesapeake VA GO	5.000%	8/1/28	1,950	2,434
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,123
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,339
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,172
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,164
Fairfax County VA GO	5.000%	10/1/29	11,190	13,830
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,761
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System
Obligated Group)	5.500%	5/15/35	6,470	6,871
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,777
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,825
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	12,250
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,827
University of Virginia Revenue	5.000%	6/1/37	8,000	9,303
University of Virginia Revenue	5.000%	4/1/42	8,000	9,455
University of Virginia Revenue	5.000%	4/1/45	5,000	5,757
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	33,140
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	19,442
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,476
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,108
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,411
				181,401

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (1.6%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,719
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,711
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,577
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,579
Port of Seattle WA Revenue	5.000%	1/1/28	2,325	2,887
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,971
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,165
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,781
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,987
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,069
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,236
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,761
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,248
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,258
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,744
Tacoma WA Electric System Revenue	4.000%	1/1/47	6,445	6,747
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,521
University of Washington Revenue	5.000%	7/1/34	2,000	2,253
Washington GO	5.000%	2/1/35	10,000	11,307
Washington GO	5.000%	8/1/35	2,000	2,244
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,196
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,680
3 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/33	2,250	2,647
3 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/34	3,815	4,466
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,567
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,408
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	12,999
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,376
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,618
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/35	3,000	3,373
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/36	2,500	2,802
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated
Group)	5.000%	8/15/37	2,400	2,683
				176,580
West Virginia (0.5%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41 (4)	7,000	7,962
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46 (4)	6,320	7,152
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,729
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,856
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	20,000	22,426
West Virginia University Revenue	5.000%	10/1/36	5,985	6,686
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake
Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,547
				57,358
Wisconsin (1.6%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,721
Wisconsin GO	5.000%	5/1/31	8,635	10,331
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	7,967
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,336
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,535
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	3,880	4,239
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42	4,000	4,513
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/36	15,000	15,628
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit
Group)	4.000%	11/15/39	5,000	5,172
3 Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	4.000%	8/15/48	10,000	10,129
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,968
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	22,385
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	6,091
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,800
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	6,965
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,909
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,659

Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,070
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,148
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,460
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,649
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	4.000%	2/15/34	5,630	5,775
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System
Obligated Group)	4.000%	2/15/35	5,055	5,165
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	17,058
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,238
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,472
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,316
176,699
Total Tax-Exempt Municipal Bonds (Cost $10,295,401)	10,828,978

Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
5	Vanguard Municipal Cash Management Fund (Cost $87,477)	0.922%	874,771	87,477
Total Investments (99.9%) (Cost $10,382,878)	10,916,455

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	667
Receivables for Investment Securities Sold	81,222
Receivables for Accrued Income	133,413
Receivables for Capital Shares Issued	5,098
Variation Margin Receivable—Futures Contracts	300
Other Assets	1,151
Total Other Assets	221,851
Liabilities
Payables for Investment Securities Purchased	(184,788)
Payables for Capital Shares Redeemed	(5,454)
Payables for Distributions	(10,484)
Payables to Vanguard	(9,296)
Variation Margin Payable—Futures Contracts	(623)
Total Liabilities	(210,645)
Net Assets (100%)	10,927,661

Long-Term Tax-Exempt Fund

At October 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				10,371,225
Undistributed Net Investment Income				28
Accumulated Net Realized Gains				23,780
Unrealized Appreciation (Depreciation)
Investment Securities				533,577
Futures Contracts				(949)
Net Assets				10,927,661

Investor Shares—Net Assets
Applicable to 84,152,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				980,447
Net Asset Value Per Share—Investor Shares				$11.65

Admiral Shares—Net Assets
Applicable to 853,772,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				9,947,214
Net Asset Value Per Share—Admiral Shares				$11.65
• See Note A in Notes to Financial Statements.
1 Securities with a value of $3,100,000 have been segregated as initial margin for open futures contracts.
2 7.000% coupon rate will be effective August 2019.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $57,343,000, representing 0.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	3,651	427,852	(3,070)
10-Year U.S. Treasury Note	December 2017	1,341	167,541	(444)
2-Year U.S. Treasury Note	December 2017	424	91,312	(51)
30-Year U.S. Treasury Bond	December 2017	109	16,619	55
				(3,510)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,460)	(195,526)	2,623
Ultra Long U.S. Treasury Bond	December 2017	(153)	(25,211)	(62)
				2,561
				(949)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

 (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1]	377,589
Total Income	377,589
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,355
Management and Administrative—
Investor Shares	1,364
Management and Administrative—
Admiral Shares	6,124
Marketing and Distribution—
Investor Shares	188
Marketing and Distribution—
Admiral Shares	688
Custodian Fees	106
Auditing Fees	36
Shareholders’ Reports and Proxy—
Investor Shares	113
Shareholders’ Reports and Proxy—
Admiral Shares	191
Trustees’ Fees and Expenses	8
Total Expenses	10,173
Net Investment Income	367,416
Realized Net Gain (Loss)
Investment Securities Sold[1]	38,901
Futures Contracts	(4,364)
Realized Net Gain (Loss)	34,537
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (151,359)
Futures Contracts	(619)
Change in Unrealized Appreciation
(Depreciation) (151,978)
Net Increase (Decrease) in Net Assets
Resulting from Operations	249,975

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	367,416	354,293
Realized Net Gain (Loss)	34,537	42,080
Change in Unrealized Appreciation (Depreciation)	(151,978)	105,324
Net Increase (Decrease) in Net Assets Resulting from Operations	249,975	501,697
Distributions
Net Investment Income
Investor Shares	(32,926)	(34,846)
Admiral Shares	(333,514)	(318,057)
Realized Capital Gain[1]
Investor Shares	(3,051)	(1,272)
Admiral Shares	(29,276)	(11,042)
Total Distributions	(398,767)	(365,217)
Capital Share Transactions
Investor Shares	(10,619)	64,359
Admiral Shares	841,740	1,028,954
Net Increase (Decrease) from Capital Share Transactions	831,121	1,093,313
Total Increase (Decrease)	682,329	1,229,793
Net Assets
Beginning of Period	10,245,332	9,015,539
End of Period[2]	10,927,661	10,245,332

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $8,018,000 and $549,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $28,000 and $32,000.

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $824,000, $0, and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.83	$11.64	$11.73	$11.14	$11.82
Investment Operations
Net Investment Income	. 403[1]	.418	.430	.450	.441
Net Realized and Unrealized Gain (Loss)
on Investments	(.143)	.206	(.063)	.590	(.680)
Total from Investment Operations	.260	.624	.367	1.040	(.239)
Distributions
Dividends from Net Investment Income	(.402)	(.418)	(.430)	(.450)	(.441)
Distributions from Realized Capital Gains	(.038)	(.016)	(.027)	—	—
Total Distributions	(.440)	(.434)	(.457)	(.450)	(.441)
Net Asset Value, End of Period	$11.65	$11.83	$11.64	$11.73	$11.14

Total Return[2]	2.31%	5.39%	3.19%	9.52%	-2.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$980	$1,007	$928	$958	$988
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.49%	3.52%	3.69%	3.95%	3.84%
Portfolio Turnover Rate	19%	13%	18%	21%	35%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.83	$11.64	$11.73	$11.14	$11.82
Investment Operations
Net Investment Income	. 415[1]	.430	.439	.459	.450
Net Realized and Unrealized Gain (Loss)
on Investments	(.143)	.206	(.063)	.590	(.680)
Total from Investment Operations	.272	.636	.376	1.049	(.230)
Distributions
Dividends from Net Investment Income	(.414)	(.430)	(.439)	(.459)	(.450)
Distributions from Realized Capital Gains	(.038)	(.016)	(.027)	—	—
Total Distributions	(.452)	(.446)	(.466)	(.459)	(.450)
Net Asset Value, End of Period	$11.65	$11.83	$11.64	$11.73	$11.14

Total Return[2]	2.42%	5.50%	3.27%	9.60%	-1.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,947	$9,238	$8,088	$7,480	$6,827
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.62%	3.77%	4.03%	3.92%
Portfolio Turnover Rate	19%	13%	18%	21%	35%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $667,000, representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,828,978	—
Temporary Cash Investments	87,477	—	—
Futures Contracts—Assets[1]	300	—	—
Futures Contracts—Liabilities[1]	(623)	—	—
Total	87,154	10,828,978	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at October 31, 2017, the fund had short-term and long-term capital gains of $980,000 and $28,491,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At October 31, 2017, the cost of investment securities for tax purposes was $10,389,502,000. Net unrealized appreciation of investment securities for tax purposes was $526,953,000, consisting of unrealized gains of $548,097,000 on securities that had risen in value since their purchase and $21,144,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Tax-Exempt Fund

E. During the year ended October 31, 2017, the fund purchased $2,677,447,000 of investment securities and sold $1,912,951,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $649,595,000 and $578,553,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	229,477	19,880	309,232	25,947
Issued in Lieu of Cash Distributions	29,180	2,535	29,134	2,445
Redeemed	(269,276)	(23,379)	(274,007)	(22,961)
Net Increase (Decrease)—Investor Shares	(10,619)	(964)	64,359	5,431
Admiral Shares
Issued	2,250,307	195,501	1,878,669	157,575
Issued in Lieu of Cash Distributions	239,133	20,768	212,274	17,810
Redeemed	(1,647,700)	(143,485)	(1,061,989)	(89,087)
Net Increase (Decrease)—Admiral Shares	841,740	72,784	1,028,954	86,298

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.79%	2.88%

Financial Attributes

		Barclays
		Municipal
	Bloomberg	Bond
	Fund	Index
Number of Bonds	2,060	50,518
Yield to Maturity
(before expenses)	2.9%	2.3%
Average Coupon	4.8%	4.7%
Average Duration	7.2 years	6.2 years
Average Stated Maturity	17.4 years 13.0 years
Short-Term Reserves	2.9%	—

Largest Area Concentrations[2]

California	12.2%
Illinois	10.2
New York	10.1
Texas	8.6
New Jersey	7.6
Pennsylvania	6.7
Florida	6.2
Michigan	3.6
Wisconsin	3.0
Ohio	2.3
Top Ten	70.5%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.97
Beta	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	3.6%
1–3 Years	4.8
3–5 Years	3.0
5–10 Years	10.2
10–20 Years	34.9
20–30 Years	36.2
Over 30 Years	7.3

Distribution by Credit Quality (% of portfolio)

AAA	3.9%
AA	18.6
A	37.1
BBB	24.7
BB	4.3
B or Lower	2.9
Not Rated	8.5

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares. 2 Percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007–October 31, 2017

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2017		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	2.91%	3.98%	4.95%	$16,212
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	15,528
General & Insured Municipal Debt
Funds Average[1]	1.64	2.73	3.94	14,720

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	3.01%	4.07%	5.04%	$81,730
Bloomberg Barclays Municipal Bond Index	2.19	3.00	4.50	77,639

1 Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2007–October 31, 2017
				Bloomberg
				Barclays
				Municipal
		Investor Shares		Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2008	4.32%	-12.52%	-8.20%	-3.30%
2009	5.65	10.44	16.09	13.60
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016	3.74	2.41	6.15	4.06
2017	3.78	-0.87	2.91	2.19

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	12/27/1978	1.40%	4.04%	4.27%	0.68%	4.95%
Admiral Shares	11/12/2001	1.50	4.13	4.36	0.68	5.04

High-Yield Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (1.2%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	3,000	3,402
Birmingham AL GO	5.000%	3/1/37	2,500	2,822
1 Birmingham AL GO	0.000%	3/1/40	3,000	3,200
1 Birmingham AL GO	0.000%	3/1/45	4,000	4,251
Birmingham AL Special Care Facilities Financing Authority Revenue (Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,754
Houston County AL Health Care Authority Revenue	5.000%	10/1/30	6,785	7,632
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,881
Jefferson County AL Revenue	5.000%	9/15/31	7,500	8,784
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,146
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,478
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,500
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	42,056
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,932
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,959
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,269
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,473
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	16,800	16,800
				150,339
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,740
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,828
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,813
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	2,055	2,114
				20,495
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	4,987

Arizona (0.7%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	4,400	4,400
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,524
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,826
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,845
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,471
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,932
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,440
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,166
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,236
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,596
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,715
				82,151
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,860
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,420
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,415
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,683
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,842
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,596
				18,816
California (12.2%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	613
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35 (4)	3,750	3,996
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35 (4)	3,850	4,468
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36 (4)	2,210	2,555

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37 (4)	1,500	1,586
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	15,420	17,493
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,444
Beverly Hills CA Unified School District GO	4.000%	8/1/39	6,000	6,392
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	195	200
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,973
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,880
California GO	5.250%	9/1/24	6,500	7,464
California GO	5.000%	9/1/28	5,830	6,626
California GO	5.000%	9/1/29	4,565	5,187
California GO	5.000%	10/1/30	12,600	15,047
California GO	6.000%	3/1/33	3,000	3,340
California GO	6.500%	4/1/33	34,000	36,594
California GO	4.000%	11/1/34	5,000	5,447
California GO	4.000%	11/1/35	5,000	5,411
California GO	5.000%	9/1/36	3,250	3,757
California GO	5.000%	2/1/38	6,375	7,299
California GO	5.500%	11/1/39	10,000	10,863
California GO	6.000%	11/1/39	5,000	5,479
California GO	5.000%	2/1/43	2,750	3,130
California GO	5.000%	11/1/43	12,500	14,456
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,880
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,393
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,286
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,359
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	8,108
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,297
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	5,230	5,861
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,786
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,419
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	3,033
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	6,007
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,264
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/55	3,000	3,406
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,512
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,496
2 California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	18,000	20,567
California Infrastructure & Economic Development Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	13,770	15,744
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,194
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	2,080	2,250
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/26	360	433
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/27	435	530
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/28	520	631
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	470	568
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/37	500	586
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/39	1,000	1,162
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,198
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,206
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,180
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	4,250	4,728
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,563
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47	2,900	3,253
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	4,054
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27	1,565	1,908
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/28	1,000	1,206
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/29	1,000	1,198
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/30	1,000	1,190
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/31	1,000	1,185
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/33	1,010	1,184
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/35	1,000	1,165
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/36	1,000	1,162
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/43	6,620	7,608
California Public Works Board Lease Revenue	5.000%	10/1/26	3,500	4,312
California Public Works Board Lease Revenue	5.000%	10/1/27	6,250	7,776
California Public Works Board Lease Revenue	5.000%	10/1/30	3,000	3,646
California Public Works Board Lease Revenue	5.000%	3/1/31	8,425	10,075
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,943

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	10,939
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,068
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,406
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,461
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	11,249
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	10,313
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,893
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,885
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,129
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,861
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,512
California Statewide Communities Development Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,156
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,308
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,912
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	17,086
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	25,034
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,220
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	13,185
California Statewide Communities Development Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	8,865	9,636
California Statewide Communities Development Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,322
California Statewide Communities Development Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	2,940
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,207
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,275
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	657
Dublin CA Community Facilities District Improvement Area No. 1 Special Tax Revenue
(Dublin Crossing)	5.000%	9/1/47	2,840	3,038
3 Eaton Vance California Municipal Income Trust	2.420%	11/7/17	15,000	15,002
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,488
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,391
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,660
Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/47	3,000	3,211
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	5,244
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,464
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	20,926
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	10,000	8,149
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	10,000	7,800
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28	5,000	5,859
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29	6,000	6,987
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,259
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	10,000	11,597
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,000	17,339
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	7,058
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	5,000	5,000
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,889
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49	1,000	1,123
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57	7,285	8,161
Kern County CA GO	5.750%	2/1/19 (Prere.)	4,500	4,762
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,117
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,128
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,845
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,578
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,750
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,336
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,200	1,425
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,300	1,536
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,550	1,818
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34	2,500	2,629
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,750	2,028
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	1,998

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,770	2,046
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	1,500	1,571
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	12,458
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	15,700	17,960
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	8,275	8,869
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	6,345	6,770
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	2,575	2,729
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,348
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,446
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,631
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	3,465	3,719
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,846
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/34	1,500	1,625
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	805
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,120
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42	9,425	9,946
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,797
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,436
Marin CA Healthcare District GO	4.000%	8/1/47	15,000	15,843
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	11,633
Northstar Community Services District California Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	5,000	5,018
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,353
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,791
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,572
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,180
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	5,051
4 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	13,145
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	4,033
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,276
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,801
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,820
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,381
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,272
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,404
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,457
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,386
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,186
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,181
Poway CA Unified School District GO	0.000%	8/1/46	2,500	801
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,560
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,323
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,865
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,422
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,178
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,470
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,286
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41	2,500	853
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	13,000	4,220
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43	6,500	2,006
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,950
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,196
Roseville CA Joint Union High School District GO	4.000%	8/1/45	10,000	10,448
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	465
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	9,500	9,815
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	2,916
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,880
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,538
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,750
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,620
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	31,207
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,902
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	10,301
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,000	1,197
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,360	1,619
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,400	1,659
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,000	1,180

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,175
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	500	586
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	1,000	1,169
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	1,000	1,167
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47	2,750	3,161
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,649
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,363
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,482
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,807
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,286
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,611
San Francisco CA City & County International Airport Revenue	5.000%	5/1/41	15,875	18,254
San Francisco CA City & County International Airport Revenue	5.000%	5/1/42	10,000	11,500
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	4,000	4,609
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	10,000	11,418
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47	15,000	17,196
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,453
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,719
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,194
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,779
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	3.000%	8/1/21	6,000	6,076
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/23	2,000	1,530
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/26	3,000	1,954
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/31	6,000	2,907
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/43	9,000	2,260
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,809
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,406
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,684
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,108
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,465
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,691
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	12,895
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,435
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,768
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,760
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,752
San Jose CA Airport Revenue	5.000%	3/1/35	2,500	2,909
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,587
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,911
San Jose CA Airport Revenue	5.000%	3/1/41	10,000	11,476
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,973
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,381
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	786
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,705
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,143
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	12,143
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,873
Stockton CA Public Financing Authority Revenue	4.000%	9/2/27 (15)	1,170	1,325
Stockton CA Public Financing Authority Revenue	4.000%	9/2/29 (15)	1,355	1,497
Stockton CA Public Financing Authority Revenue	4.000%	9/2/31 (15)	1,000	1,089
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,562
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,683
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,090
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	6,925
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,792
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	10,000	11,523

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	12,500	12,996
University of California Revenue	4.000%	5/15/47	20,000	21,053
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,681
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,696
Washington Township CA Health Care District Revenue	4.000%	7/1/34	2,800	2,829
Washington Township CA Health Care District Revenue	4.000%	7/1/37	1,265	1,270
Washington Township CA Health Care District Revenue	5.000%	7/1/42	1,500	1,658
Washington Township CA Health Care District Revenue	4.125%	7/1/47	5,000	5,030
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	4,023
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	20,798
				1,510,483
Colorado (1.9%)
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19	705	710
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	808
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,609
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,920	2,116
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,767
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,759
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,886
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,625
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,830
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,959
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31	1,400	1,497
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/37	1,800	1,897
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,475
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,794
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47	3,650	3,984
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51	6,455	7,025
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56	7,000	7,605
Colorado Springs CO Utility System Revenue	5.000%	11/15/47	3,000	3,514
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,104
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,926
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32	8,000	8,667
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,951
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	24,580
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	11,994
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	14,665
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,025	6,513
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,002
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,415
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,068
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,082
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	546
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,509
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle
P3 Project)	6.000%	1/15/34	6,000	6,598
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle
P3 Project)	6.000%	1/15/41	14,765	16,180
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	653
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	887
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,943
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,960	1,953
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,769
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,372
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	9,041
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	14,024
				231,302
Connecticut (0.5%)
Connecticut GO	5.000%	10/15/24	13,365	15,298
Connecticut GO	5.000%	6/15/31 (4)	10,010	11,467
Connecticut GO	5.000%	11/15/31	1,500	1,709
Connecticut GO	5.000%	11/15/35	1,000	1,120
3 Connecticut GO TOB VRDO	0.960%	11/1/17 LOC	4,000	4,000
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	2.875%	9/1/20	700	700
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,654
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,519
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,679
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,881
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,707

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,034
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	2,980
				56,748
Delaware (0.0%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,345

District of Columbia (1.3%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	5,925	6,899
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	3,979
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,146
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32	1,000	1,077
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37	815	864
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42	1,350	1,419
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52	3,000	3,126
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,536
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	997
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,661
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,390	8,466
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,405
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	10,744
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/26	23,885	28,863
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	12,345	15,125
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29	7,500	9,079
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,628
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33	1,500	1,777
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34	2,000	2,358
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	2,865	3,364
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,802
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	0.000%	10/1/37	50,000	22,370
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail &
Capital Improvement Projects)	5.000%	10/1/53	7,500	7,966
				154,651
Florida (6.2%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc.
Project)	5.000%	12/1/44	20,000	21,975
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,493
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,529
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,237
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,293
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,289
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,717
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	3,053
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	2,045
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52	5,000	5,046
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,500	2,723
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,197
Central Florida Expressway Authority Revenue	4.000%	7/1/35	5,000	5,312
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	660	688
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/28	1,335	1,560
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/29	1,250	1,453
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,530
5 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,784
5 Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,602
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	1,045	1,091
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,968
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,096
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,565
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/29	5,740	6,887
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/34	8,695	10,160
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42	20,500	23,557
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52	9,000	10,211
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,115
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,189
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,208
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,943
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,875
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,219

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,435
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,194
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,211
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,657
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	805
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,599
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	6,959
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	13,980	15,482
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,270
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,241
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,694
Lee County FL Solid Waste System Revenue	5.000%	10/1/25	2,545	2,973
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,719
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,390
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,156
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,314
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25	19,000	19,468
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,371
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,693
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	4/1/18 (Prere.)	6,875	6,987
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,674
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,671
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	8,169
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,150	6,926
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	19,087
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,248
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32	11,860	13,537
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,000	32,965
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37	4,125	4,695
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,643
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/40	10,000	11,519
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41	18,660	21,355
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,304
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,903
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	925	1,017
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47	3,155	3,560
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,751
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	9,589
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/19 (Prere.)	5,250	5,628
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39	2,610	2,961
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,906
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,006
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,937
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,982
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,763
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,801
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,525	7,378
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	2,964
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,191
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,360	1,538
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,268
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41	5,000	5,516
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,352
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,724
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,917
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,161
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,255
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,432
Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc.
Obligated Group)	5.000%	5/15/41	1,345	1,500
Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc.
Obligated Group)	5.000%	5/15/47	4,970	5,512
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,640
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,353
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,254
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,174
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,258

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,301
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,396
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,266
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,597
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,229
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,111
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,210
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,694
Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21	2,500	2,709
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,830
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,155	7,765
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,402
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,000	1,166
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,343
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,670	3,157
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,330
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,229
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,596
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	5,770	6,449
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,804
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,734
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47	7,000	8,040
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,661
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,190
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/42	1,500	1,730
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/45	6,405	7,146
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical
University Inc.)	5.000%	10/15/47	3,500	4,014
				764,311
Georgia (1.5%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,195
Atlanta GA Development Authority Senior Healthcare Facilities Revenue (Georgia Proton
Treatment Center)	7.000%	1/1/40	10,500	10,896
2 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	16,500
2 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,750
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/34	1,000	1,158
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/36	2,220	2,552
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/37	2,435	2,792
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing
Foundation)	5.000%	7/1/38	1,230	1,409
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,695	6,342
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,489
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,852
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,416
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/42	5,805	6,593
Fulton County GA Development Hospital Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/47	8,500	9,560
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36	4,050	4,466
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42	8,800	9,627
Gainesville & Hall County GA Development Authority Educational Facilities Revenue (Riverside
Military Academy Inc.)	5.000%	3/1/47	2,500	2,633
Gainesville & Hall County GA Development Authority Educational Facilities Revenue (Riverside
Military Academy Inc.)	5.125%	3/1/52	2,500	2,628
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	270	272
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System
Obligated Group)	5.000%	8/1/29	5,775	6,668
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,689
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,782
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,695
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	633
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	7,500	7,772
Marietta GA Development Authority Revenue	7.000%	6/15/18 (Prere.)	4,000	4,145
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,475	7,706

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,617
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,674
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31	425	486
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,247
				179,244
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000% 11/15/27		2,000	2,221
Guam Government Business Privilege Tax Revenue	5.000%	1/1/31	3,400	3,582
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32	6,000	6,305
Guam Government Business Privilege Tax Revenue	5.000%	1/1/42	2,000	2,073
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	5,881
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,256
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,410
				29,728
Hawaii (0.5%)
Hawaii Airports System Revenue	5.000%	7/1/45	25,465	28,649
Hawaii Department of Budget & Finance Special Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,231
Hawaii Department of Budget & Finance Special Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,446
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	6,190
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,561
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	3,960
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,458
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,475
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,546
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,565
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,982
				67,063
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	8,430	8,976
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	7,000	7,453
				16,429
Illinois (10.2%)
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	4,698
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,071
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	6,183
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,645
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	5,458
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	6,435
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	19,149
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	2,945
Chicago IL Board of Education GO	5.000%	12/1/41	11,425	11,283
Chicago IL Board of Education GO	5.250%	12/1/41	350	343
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	25,413
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	44,563
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	16,456
Chicago IL Board of Education GO	7.000%	12/1/46	3,185	3,773
Chicago IL GO	5.000%	1/1/26	2,750	3,013
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,767
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,641
Chicago IL GO	4.750%	1/1/30 (4)	1,300	1,305
Chicago IL GO	0.000%	1/1/31	4,915	2,677
Chicago IL GO	5.500%	1/1/31	3,230	3,552
Chicago IL GO	5.000%	1/1/34	6,660	6,900
Chicago IL GO	5.000%	1/1/34	2,000	2,103
Chicago IL GO	5.000%	1/1/35	4,370	4,653
Chicago IL GO	5.000%	1/1/36	5,000	5,254
Chicago IL GO	5.000%	1/1/38	13,000	13,832
Chicago IL GO	5.500%	1/1/39	3,700	4,009
Chicago IL GO	5.500%	1/1/42	2,000	2,149
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,348
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,056
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,467
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,572
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,871
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,086
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,504

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,946
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,945
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,401
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,859
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	3,250	3,888
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	2,495	3,008
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,765	4,505
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/29	10,955	11,415
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,062
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	2,000	2,332
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	13,400	15,264
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,905
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	17,043
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,500	1,743
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	12,484
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	1,200	1,386
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,500	1,723
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,279
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	1,350	1,511
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	2,720	3,094
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	3,500	3,982
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,941
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	485	545
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42	2,500	2,813
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,939
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	8,125	9,155
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	4,500	4,992
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,075
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	10,918
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,759
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,221
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,827
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,739
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,732
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,181
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,696
Chicago IL Water Revenue	5.250%	11/1/38	16,315	16,694
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,090
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,592
Chicago Ill Brd ED Chicago Sch Reform-Ser B-1 Fgic-Mbia Re	0.000%	12/1/28 (14)	15,000	9,505
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,620
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38	4,000	4,373
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,697
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,262
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	10,000	11,004
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,856
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	8,612
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,099
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/18 (Prere.)	22,500	23,256
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,695	1,867
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,479
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,335
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	12,325	12,994
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32	2,735	2,906
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	582
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34	1,620	1,702
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,560
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	8,934
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	10,585	11,128
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47	1,155	1,225
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46	2,200	2,388
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,797
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	6,290	6,649
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	2,950	3,246
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	29,500	32,206
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37	4,000	4,048
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48	5,000	5,007
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,171
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,810
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,891

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,478
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,139
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,089
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,830	1,964
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,435
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	21,566
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	2,750	2,848
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,051
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,947
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33	5,000	5,615
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34	4,580	5,140
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36	5,000	5,540
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	4,056
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,208
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,246
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,055
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33	4,555	4,659
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34	2,425	2,469
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	1,975
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	9,791
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	550
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	15,430
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	7,942
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,873
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31	1,075	1,236
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27	3,000	3,473
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28	2,605	2,992
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29	5,850	6,675
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32	3,500	3,849
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33	1,695	1,855
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35	1,000	1,087
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36	1,250	1,354
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37	1,265	1,368
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22	550	554
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27	785	794
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,216
Illinois GO	5.000%	1/1/19 (4)	4,000	4,155
Illinois GO	5.000%	1/1/20 (4)	2,930	3,105
Illinois GO	5.000%	2/1/20	19,750	20,755
Illinois GO	5.000%	3/1/21	3,560	3,790
Illinois GO	5.000%	8/1/21	8,000	8,563
Illinois GO	5.000%	3/1/22	6,600	7,096
Illinois GO	5.000%	5/1/22	1,150	1,238
Illinois GO	5.000%	8/1/22	15,475	16,699
Illinois GO	5.000%	2/1/23	6,000	6,487
Illinois GO	5.000%	3/1/23	6,165	6,623
Illinois GO	5.000%	8/1/23	13,850	15,020
Illinois GO	5.000%	3/1/24	5,050	5,396
Illinois GO	5.000%	8/1/24	13,660	14,641
Illinois GO	5.000%	2/1/25	2,270	2,458
Illinois GO	5.000%	3/1/25	3,130	3,331
Illinois GO	5.000%	8/1/25	3,000	3,202
5 Illinois GO	5.000%	11/1/25	16,000	17,426
Illinois GO	5.500%	7/1/26	5,845	6,460
5 Illinois GO	5.000%	11/1/27	10,000	10,928
Illinois GO	5.000%	1/1/28	5,000	5,432
Illinois GO	5.000%	2/1/28	10,000	10,911
Illinois GO	5.000%	5/1/29	6,125	6,552
Illinois GO	5.250%	2/1/32	9,575	10,280
Illinois GO	5.000%	1/1/33	3,490	3,608
Illinois GO	5.250%	2/1/33 (4)	6,200	6,972
Illinois GO	5.000%	3/1/33	1,000	1,035
Illinois GO	5.500%	7/1/33 (4)	3,350	3,755
Illinois GO	5.000%	1/1/34	6,805	7,032
Illinois GO	5.250%	2/1/34 (4)	3,125	3,497
Illinois GO	5.000%	5/1/34	2,500	2,642
Illinois GO	5.000%	3/1/35	2,065	2,135
Illinois GO	5.000%	4/1/35	1,100	1,146
Illinois GO	5.000%	3/1/36	885	915
Illinois GO	5.000%	3/1/37	985	1,018

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.500%	7/1/38	6,500	6,962
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,133
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,429
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,678
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,657
Illinois Toll Highway Authority Revenue VRDO	0.930%	11/7/17	10,700	10,700
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,020	5,768
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	4,168
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,231
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	8,166
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,870
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,588
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/40	1,000	1,025
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	6,500	6,591
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,805	6,839
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/52	5,905	5,866
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	7,450
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	14,000	15,382
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33	4,000	4,180
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35	5,000	5,185
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36	4,500	4,645
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	10,125	11,281
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,352
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,559
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,479
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,262
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,161
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,908
				1,261,404
Indiana (1.6%)
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,244
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,971
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,604
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51	23,915	25,875
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/51	10,005	11,104
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,571
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,635
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,954
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	8,083
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,700
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,503
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,077
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23 (ETM)	19,400	24,504
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,031
5 Indiana Municipal Power Agency Revenue	5.000%	1/1/42	6,595	7,659
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,616
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,035
Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,511
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.750%	2/1/36	5,000	5,620
				198,297
Iowa (0.7%)
Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,828
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,970	7,223
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	44,426
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,609

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,364
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/37	2,245	2,220
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,809
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,212
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,188
				89,879
Kansas (0.5%)
3 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,553
3 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,803
Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,115
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,621
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,712
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	1,100	1,197
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,083
Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,242
3 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.950%	11/7/17	7,425	7,425
Wichita KS GO	5.000%	12/1/34	2,280	2,600
Wichita KS GO	5.000%	12/1/35	2,365	2,691
Wichita KS GO	5.000%	12/1/39	11,305	12,684
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,419
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,506
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375% 12/15/43		5,000	5,427
				67,078
Kentucky (0.7%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,120
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,426
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/41	9,550	10,438
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/46	2,950	3,204
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.250%	8/15/46	11,555	12,543
Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,453
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,732
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,623
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,550
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	9,511
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,865
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,524
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	4,970	5,298
				90,287
Louisiana (1.3%)
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/42 (4)	4,000	4,571
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/47 (4)	4,000	4,553
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,197
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	3,250	3,699
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20 (Prere.)	9,990	11,293
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20 (Prere.)	8,095	9,179
3 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	27,605	30,554
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project)	5.000%	7/1/39	17,500	19,590
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project)	5.000%	7/1/42	8,000	8,657
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
Health System Project)	5.000%	7/1/47	5,000	5,545
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,847
New Orleans LA Aviation Board Revenue	6.000%	1/1/19 (Prere.)	5,000	5,282
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	899
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	894
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	1,018

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	699
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	584
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	872
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,081
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	579
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,253
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,556
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,659
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,307
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,751
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,314
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,928
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,276
				160,637
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41	3,500	3,647
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46	7,750	8,036
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31	775	827
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32	545	576
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/33	1,100	1,276
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34	750	786
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35	900	1,037
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37	2,105	2,182
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,345	1,406
				19,773
Maryland (1.0%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,044
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,173
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,168
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,163
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,157
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,146
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,143
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,133
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,127
Baltimore MD Special Obligation Revenue	7.000%	9/1/18 (Prere.)	8,000	8,390
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,295
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,792
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	4,995	5,423
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	610	634
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,678
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,779
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,794
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,279
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,362
Howard County MD Special Obligation Reveneue (Downtown Columbia Project)	4.000%	2/15/28	500	516
Howard County MD Special Obligation Reveneue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,008
Howard County MD Special Obligation Reveneue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,011
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25	200	232
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26	175	203
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27	145	169
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28	175	202
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29	190	218
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30	325	370
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31	375	424
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32	325	365
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36	600	670
Maryland GO	4.000%	6/1/30	7,500	8,333
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated
Group)	5.000%	7/1/40	2,000	2,259
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated
Group)	5.000%	7/1/47	15,000	16,792
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,539
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,686
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,200
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,465
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,413
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,378

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
5 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37	1,250	1,370
5 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,721
5 Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	2,250	2,436
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	800
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,155
				122,615
Massachusetts (1.4%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	139
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	865
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	696
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,089
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,656
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,632
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,562
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	3,078
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,473
Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/28	3,560	4,444
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,070
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,000	7,848
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	13,170	14,729
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,655
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,527
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,170
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,463
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,940
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,560
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,734
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	8,900	9,596
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,230
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,485
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	1,400	1,623
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	700	802
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,775
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,071
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,424
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21	1,205	1,293
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,522
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22	1,500	1,691
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	7,981
Massachusetts GO	4.000%	2/1/46	10,000	10,400
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,249
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,915
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	22,744
Massachusetts Port Authority Revenue	5.000%	7/1/47	2,500	2,858
				167,989
Michigan (3.6%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,785
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,183
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,176
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,168
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,078
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,250
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,359
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,225
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,919
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,890
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,873
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,000	4,629
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	5,000	5,588
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	5,000	5,925
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	6,000	6,919
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	11,007
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	5,525	6,032
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	4,475	4,782
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31	3,000	3,164
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32	3,350	3,516
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33	4,750	4,960
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,381
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,571

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,421
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	5,052
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	1,008
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,176
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,170
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,164
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,160
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,445
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,896
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,279
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,741
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,812
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,195
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,372
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,113
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,250	3,741
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,183
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44	8,630	9,617
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,827
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,161
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,982
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,230
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	6,124
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,666
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	5,001
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	19,395
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	8,041
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,147
Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47	4,000	4,134
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,409
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,652
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,542
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,475
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,822
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,128
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,401
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,500	4,131
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,000	2,346
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,775
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45	10,000	11,295
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,305
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,651
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,710	3,710
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	21,330	21,819
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	1,300	1,289
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,669
Oakland University MI Revenue	5.000%	3/1/47	9,000	10,148
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,420
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,170
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,168
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,165
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,164
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,546
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,090
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,271
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,579
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,717
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,243
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,311
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,091
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,845
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,493
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,720
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,530
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,187
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,876
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,289
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,193
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,903
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,225
				443,396

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,197
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,144
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46	1,500	1,536
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46	2,000	2,151
Dakota County MN Community Development Agency Multifamily Housing Revenue (Highview
Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,349
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,183
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,167
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	983
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	575
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	572
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	200	234
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	225	262
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	225	260
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	250	288
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	230	264
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	250	286
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	300	343
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	750	851
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,731
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,239
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	315	324
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,611
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,017
Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,849
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,382
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,044
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,024
				58,866
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	4,674
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,744
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,229
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.910%	11/1/17	13,500	13,500
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.910%	11/1/17	10,700	10,700
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,241
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,151
				59,239
Missouri (1.0%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(Southeast Health)	5.000%	3/1/36	2,690	2,950
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,857
Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33	4,775	4,784
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,246
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,863
Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,863
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/40	1,410	1,517
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.500%	5/1/43	8,500	9,281
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/45	2,000	2,145
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,433
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,348
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,695
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,176
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,355
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,587
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,578
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	17,450	18,463
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	2,066

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,164
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development
	Project)	3.875%	11/15/29	1,500	1,526
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development
	Project)	4.375%	11/15/35	5,500	5,617
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric
	Specialty Hospital)	4.000%	11/15/36	1,400	1,278
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric
	Specialty Hospital)	5.000%	11/15/41	1,000	1,006
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric
	Specialty Hospital)	5.000%	11/15/46	1,750	1,752
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	2,109
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,472
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,698
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,827
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,158
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,149
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,145
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,142
					124,250
Multiple States (0.5%)
[3,6] Eaton Vance Municipal Income Trust		2.420%	9/1/19	10,000	10,001
3	Nuveen Municipal Credit Income Fund VRDP VRDO	1.150%	11/7/17 LOC	6,300	6,300
3	Nuveen Quality Municipal Income Fund VRDP VRDO	1.150%	11/7/17 LOC	40,800	40,800
					57,101
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,756
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,687
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital
	Obligated Group)	5.000%	11/15/47	4,000	4,525
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32	2,010	2,139
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33	1,785	1,886
	Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,579
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	4,177
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,926
					41,675
Nevada (0.2%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,185
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	2,000	2,367
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	2,000	2,353
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	2,550	2,558
	Nevada Department of Business & Industry Revenue (Fulcrum Sierra Biofuels LLC)	5.875%	12/15/27	6,000	6,332
	Nevada Department of Business & Industry Revenue (Fulcrum Sierra Biofuels LLC)	6.250%	12/15/37	2,000	2,115
	Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	825	862
	Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,762
					29,534
New Hampshire (0.3%)
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38	4,000	4,398
	New Hampshire Health & Education Facilities Authority Revenue (Hillside Village Entrance Fee)	3.500%	7/1/22	2,200	2,209
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/28	885	1,019
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/29	900	1,032
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/34	1,375	1,488
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/42	4,450	4,790
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/42	3,750	4,162
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
	University)	5.000%	1/1/47	7,870	8,708
	New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	7,965
					35,771
New Jersey (7.6%)
	Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,047
	Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,509

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,536
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,393
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,892
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,851
[3,6] Eaton Vance New Jersey Municipal Income Trust	2.420%	9/1/19	7,500	7,501
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,470
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/28 (4)	2,080	2,476
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29 (4)	500	592
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,992
New Jersey Building Authority Revenue	5.000%	6/15/19	12,455	13,043
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,467
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,325
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	11,169
New Jersey Economic Development Authority Revenue	5.000%	6/15/30	2,940	3,285
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	3,000	3,503
New Jersey Economic Development Authority Revenue	5.000%	6/15/31	5,000	5,548
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	6,700	7,824
New Jersey Economic Development Authority Revenue	5.000%	6/15/32	4,000	4,414
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,712
New Jersey Economic Development Authority Revenue	5.000%	6/15/42	3,000	3,215
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,901
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	3,250	3,617
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	3,250	3,271
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,191
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,491
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,061
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	10,944
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,325
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,316
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	831
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	5,032
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	9,170
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,232
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,710
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	7,064
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	767
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,312
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,778
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,555
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,223
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,608
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,230
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,764
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties
LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,341
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	14,015
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,675
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,070
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	3,000	3,377
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	3,000	3,362
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,140
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	4,100	4,198
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/29	5,000	5,433
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/26	5,000	6,019
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/27	6,715	8,161
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/32	2,355	2,793
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/33	3,315	3,913
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/35	2,925	3,423

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/38	7,720	8,964
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/39	3,000	3,475
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.000%	7/1/57	2,000	2,258
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical
Center)	5.250%	7/1/57	2,250	2,605
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,540	13,314
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,366
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,193
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.890%	11/7/17 LOC	10,100	10,100
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,444
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,071
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,543
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,143
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,151
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,814
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,760
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,336
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,917
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,986
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,467
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	1,405	1,537
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,902
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	8,670	8,643
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,328
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,406
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,607
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,456
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,217
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	18,550	18,945
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	11,500	11,740
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/19	1,950	2,042
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,659
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	3,005
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/26	21,615	23,717
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,435
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,322
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	13,000	13,913
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,760
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	20,726
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,360	1,406
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	9,000	9,567
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,205	1,287
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,240	5,597
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	2,570	2,762
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,596
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,929
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,402
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,639
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,431
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,394
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,474
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,804
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,850
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	22,798
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	7,000	4,693
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	20,921
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	26,940	29,524
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,794
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,664
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	23,390
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,902
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	5,000	1,902
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,355
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,227
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,433
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,901
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,680

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,794
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,741
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,894
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,580
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	32,895	35,669
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	3,895	3,963
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	8,645	8,680
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	11,180	10,818
				934,805
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,259
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,406
				8,665
New York (10.1%)
3 Battery Park City Authority New York Revenue TOB VRDO	0.960%	11/1/17 LOC	13,750	13,750
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,574
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,382
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,586
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33	475	547
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35	850	970
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36	670	764
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,623
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21 (Prere.)	15,280	17,487
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	10,120	11,529
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,615	1,580
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,563
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	10,572
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	4,500	5,386
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,174
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30	1,500	1,785
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	5,000	5,937
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,165
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,161
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,850
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,728
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,146
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,000	13,559
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,000	1,159
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,345
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,689
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,722
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31	4,425	5,102
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,591
New York City NY GO	5.000%	8/1/32	8,000	8,973
New York City NY GO	5.000%	8/1/36	15,000	17,282
New York City NY GO VRDO	0.910%	11/1/17	5,700	5,700
New York City NY GO VRDO	0.920%	11/1/17	36,600	36,600
New York City NY GO VRDO	0.930%	11/1/17	1,900	1,900
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,463
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	1,014
New York City NY Industrial Development Agency Airport Facilities Revenue (TRIPS Obligated
Group)	5.000%	7/1/28	4,000	4,309
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,989
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,512
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,958
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,186
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,645
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	9,032
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,986
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,658
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	10,000	11,633
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	12,000	13,912
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	9,300	9,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	3,450	3,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.910%	11/1/17	6,260	6,260
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	22,795
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	13,351

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	9,266
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	9,335	11,315
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	2,765	3,250
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	17,306
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	2,825	3,030
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	13,197
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38	25,000	26,858
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	9,086
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	8,250	8,712
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,428
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,587
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	896
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	20,000	20,695
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,942
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	7,500	7,737
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,256
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,370
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,602
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,687
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,684
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	6,274
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,620
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,515	3,590
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,307
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,303
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,668
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	2,952
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	9,000	10,142
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,825
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	6,875	7,986
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,743
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	3,000	3,450
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,388
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,430
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	8,127
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,502
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	6,940	7,375
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	8,135
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,946
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,849
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,456
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,626
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,309
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,855
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	6,000	6,375
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	6,500	6,860
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24	1,800	2,053
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29	2,400	2,697
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31	1,600	1,779
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/32	4,000	4,417
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33	700	769
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34	1,000	1,093
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/36	1,700	1,848
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37	400	434
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/21	910	995
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	4,285	5,100
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,910	10,675
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36	6,920	7,413
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37	8,500	9,085
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	10,000	11,681
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,477
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,475
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,154
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20 (Prere.)	5,000	5,555
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/28	1,000	1,200
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/29	1,000	1,190
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/30	1,500	1,772
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/31	2,600	3,053
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/32	2,500	2,920
New York State Dormitory Authority Revenue (Yeshiva University)	4.250%	9/1/24	870	897

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Housing Revenue (West 20th Street) VRDO	0.960%	11/7/17 LOC	17,700	17,700
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	5,000	5,527
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	800	890
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	38,000	41,305
New York State Thruway Authority Revenue	5.000%	1/1/37	15,055	16,973
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,683
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,668
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,789
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,358
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport
Project)	5.000%	8/1/26	17,500	18,821
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport
Project)	5.000%	8/1/31	38,270	40,836
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,208
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,715
3 New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)
TOB VRDO	1.220%	11/7/17 (4)	10,000	10,000
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,314
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,302
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,258
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	2,001
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,625
Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	4,500	5,227
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	11,075
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,689
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	3,048
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,316
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	2,755	3,201
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	5,000	5,767
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	11,267
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	9,530	11,061
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47	5,000	5,740
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,403
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,412
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,606
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,240
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,169
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,145
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,705
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	2,500	2,931
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	2,030	2,399
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36	7,050	7,868
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	10,000	11,023
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,685
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,331
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	10,000	11,619
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,148
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	3,044
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	371
Westchester County NY Industrial Development Agency Facilities Revenue (Million Air Two LLC
Obligated Group)	7.000%	6/1/46	4,000	4,007
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,270
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	10,127
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	29,791
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/41	4,000	4,329
				1,249,050
North Carolina (0.7%)
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42	5,000	5,696
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47	6,000	6,802
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,232
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,137
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,364
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,628
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,733
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,220
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,233
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/34	1,500	1,774
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/35	1,620	1,912

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/36	1,655	1,947
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34	5,050	5,470
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	5,084
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/20	2,380	2,497
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/26	5,000	5,383
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne
Project)	5.000%	10/1/30	3,000	3,172
North Carolina Medical Care Commission Retirement Facilities Revenue (Aldersgate United
Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,231
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31	1,750	1,880
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37	1,800	1,898
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,851
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47	3,610	3,952
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,240
				88,336
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,000
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33	2,530	2,663
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	5,000	5,643
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,065	3,471
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University
Project)	5.750%	6/1/20 (Prere.)	5,000	5,553
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,961
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	12,960	12,312
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,503
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,302
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,486
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,704
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,755
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.250%	1/15/34	1,100	1,141
Butler County OH Port Authority Revenue (StoryPoint Fairfield Project)	6.500%	1/15/52	3,975	4,094
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,880
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,384
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,637
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,484
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47	7,200	8,064
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31	5,630	6,228
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37	4,455	4,815
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42	5,000	5,344
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47	10,250	11,103
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52	10,000	10,974
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57	10,050	10,497
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57	8,000	8,792
Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,198
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	1,500	1,613
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37	1,000	1,082
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,100	2,243
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47	1,500	1,605
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51	6,100	6,469
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52	1,130	1,200
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	15,000	16,892
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47	11,520	12,910
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	440	480
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	8,134
Lake County OH Port & Economic Development Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52	4,500	4,508
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,467
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,490
Ohio Air Quality Development Authority Pollution Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,250	2,563
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	11,022
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	3,590	3,974
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,939
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,400
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,937
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,898
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,227
				281,041

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma (0.4%)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,000	1,164
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,900	2,186
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,000	1,145
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	8,279
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,537
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/30	965	1,138
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	617
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	312
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	3,982
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,297
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	9,500	10,948
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	613
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	451
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,091
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	779
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,121
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,499
				46,159
Oregon (0.5%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30	2,110	2,579
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/32	3,635	4,384
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/34	10,000	11,927
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32	1,800	2,054
2 Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,260
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	1,920	2,021
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,576
Port of Portland OR International Airport Revenue	5.000%	7/1/37	2,870	3,292
Port of Portland OR International Airport Revenue	5.000%	7/1/42	5,000	5,680
Port of Portland OR International Airport Revenue	5.000%	7/1/47	5,000	5,655
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	8,000	8,886
Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46	2,250	2,374
				59,688
Pennsylvania (6.7%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,511
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	500	546
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	2,165	2,300
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.000%	3/1/27	1,635	1,938
Allegheny County PA Higher Education Building Authority University Revenue
(Robert Morris University)	5.000%	10/15/47	1,625	1,798
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31 (4)	1,000	1,081
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32 (4)	1,385	1,489
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33 (4)	2,000	2,135
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,820
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	4,750	5,233
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,122
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	12,850	13,773
Beaver County PA Industrial Development Authority Pollution Control Revenue (FirstEnergy
Generation Project) PUT	2.700%	4/2/18	12,000	5,747
Berks County PA Industrial Development Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/32	445	500
Berks County PA Industrial Development Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/42	500	549
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42	4,000	4,564
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47	12,290	13,957
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,131
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,770
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/35	1,060	1,156
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/39	1,625	1,742
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/46	3,175	3,368
5 Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	4,017
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	7,948

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,642
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,650
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	1,000	1,154
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,839
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc.
Project)	5.125%	7/1/32	2,710	2,759
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc.
Project)	5.250%	7/1/42	4,150	4,201
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	3,071
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,000	10,371
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,497
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,935
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,550
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,974
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,261
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,781
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,832
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,869
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,670	3,256
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/21 (Prere.)	2,500	3,049
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/32	2,750	3,095
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/37	2,800	3,106
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,195
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	2,750	2,678
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,023
Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,120	10,182
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,723
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	16,221
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,173
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,725
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	851
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(National Gypsum Co.)	5.500%	11/1/44	5,000	5,297
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	11,140	11,232
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,480
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	6/30/22	5,000	5,688
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	12/31/25	225	266
Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement
Project)	5.000%	12/31/29	10,000	11,590
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,865	9,192
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	10,343
Pennsylvania GO	5.000%	8/1/32	8,235	9,482
Pennsylvania GO	5.000%	8/1/33	6,440	7,386
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University
of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,631
3 Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)
TOB VRDO	0.980%	11/7/17	7,560	7,560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	17,099
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	763
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,467
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,273
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,631
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	35,479
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,631

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,562
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,652
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,789
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,698
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,983
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,447
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,683
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,659
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,267
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,269
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,791
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,663
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,895
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,884
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,965
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,649
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	11,401
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,771
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42	6,600	7,427
Philadelphia PA Authority for Industrial Development Revenue (University of Sciences)	5.000%	11/1/47	12,000	13,321
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,480	4,124
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,355
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,339
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,935
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,893
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,147
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,143
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,932
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,827
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	7,220
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	10,557
5 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/30	2,950	3,313
5 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/31	1,750	1,953
5 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/32	1,250	1,397
5 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/33	1,000	1,110
5 Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,109
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,476
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,722
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	16
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	13,283
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	198
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	4,006
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	9,006
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	28,585
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,827
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	8,172
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	7,000	7,976
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	11/7/17 (4)	5,280	5,280
Pittsburgh PA GO	5.000%	9/1/25	500	599
Pittsburgh PA GO	5.000%	9/1/27	500	610
Pittsburgh PA GO	5.000%	9/1/28	565	684
Pittsburgh PA GO	4.000%	9/1/32	500	544
Pittsburgh PA GO	4.000%	9/1/33	500	541
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	8,125	8,876
Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21	8,365	8,367
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/36	4,000	4,146
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/46	7,875	7,968

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	10,000	10,086
3 Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	35,000	36,319
				831,795
Puerto Rico (0.3%)
7 Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	12,200	7,747
7 Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	19,575	8,319
7 Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,000	3,400
7 Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	15,000	2,910
7 Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/46 (14)	41,000	7,155
7 Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	9,485	4,031
				33,562
Rhode Island (0.7%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,121
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,260
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,392
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	2,978
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	6,093
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,468
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,078
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,341
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,441
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,408
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,058
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,782
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,053
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,673
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,312
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,333
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	4,902
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	9,049
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,754
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	3,000	3,106
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	5,027
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,413
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	9,285	9,280
				85,322
South Carolina (1.2%)
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38	7,640	7,867
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39	1,500	1,533
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41	10,000	11,174
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,337
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25	1,980	2,369
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/26	2,285	2,757
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	7,500	8,486
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46	15,000	16,912
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,441
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,251
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	14,517
South Carolina Public Service Authority Revenue	5.000%	12/1/30	3,755	4,073
South Carolina Public Service Authority Revenue	5.000%	12/1/30	2,500	2,736
South Carolina Public Service Authority Revenue	5.000%	12/1/31	2,165	2,454

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/31	150	171
South Carolina Public Service Authority Revenue	5.500%	12/1/33	1,305	1,497
South Carolina Public Service Authority Revenue	5.000%	12/1/35	990	1,124
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	8,887
South Carolina Public Service Authority Revenue	5.000%	12/1/36	5,000	5,691
South Carolina Public Service Authority Revenue	5.000%	12/1/37	3,685	4,161
South Carolina Public Service Authority Revenue	5.000%	12/1/38	5,335	5,880
South Carolina Public Service Authority Revenue	5.000%	12/1/38	20	22
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,553
South Carolina Public Service Authority Revenue	5.125%	12/1/43	10	11
South Carolina Public Service Authority Revenue	5.000%	12/1/46	8,995	9,917
South Carolina Public Service Authority Revenue	5.000%	12/1/48	500	546
South Carolina Public Service Authority Revenue	5.000%	12/1/49	205	224
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,550	6,139
				148,730
South Dakota (0.3%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,518
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/40	10,000	11,383
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,101
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,472
				32,474
Tennessee (1.1%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,819
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	394
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,209
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,982
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,265
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	11,101
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.980%	11/1/17 LOC	9,170	9,170
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	11/1/17 LOC	4,470	4,470
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	7/1/40	4,000	4,496
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,568
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	0.980%	11/1/17 LOC	9,340	9,340
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	7,771
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,620
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,135
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	7,237
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,499
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,947
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,702
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,566
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,260
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	19,291
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	800	837
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,810	2,923
				130,602
Texas (8.6%)
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	1,200	1,418
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	600	698
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	1,100	1,296
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	500	578
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	1,000	1,171
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	500	575
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31	1,200	1,387
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	1,100	1,265
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	850	969
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/33	1,800	2,062
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34	500	565
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,167
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,207
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,333
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,437
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,607
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,577
Austin TX Airport System Revenue	5.000%	11/15/41	2,000	2,262

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,647
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,697
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,500	1,731
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,410
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,688
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,279
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,300	1,473
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,350	1,523
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,650	1,869
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	1,375	1,554
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41	6,000	6,033
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	750	818
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	1,000	1,112
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	7,000	7,798
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	9,259
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	1,530	1,787
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	7,200	7,850
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,760	4,090
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,614
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,677
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	23,585
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,940	18,704
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	11,042
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	11,882
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	18,311
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	9,174
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,915
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.920%	11/1/17	11,000	11,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,660
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.920%	11/1/17	8,550	8,550
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	568
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	566
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,236
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,467
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,779
Houston TX Airport System Revenue	5.000%	7/1/31	900	999
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,528
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,383
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,154
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	19,147
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	25,370
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,404
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	16
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	219
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,413
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,600
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,059
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/28	1,400	1,660
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/29	1,035	1,221
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/30	1,375	1,611
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.)	5.000%	5/15/45	9,500	10,773
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	4,765
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.125%	2/15/42	2,750	2,851
Mission TX Economic Development Corp. Revenue (Natgasoline Project)	5.750%	10/1/31	10,000	10,505
New Hope TX Cultural Education Facilities. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,905

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/36	2,220	2,276
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/46	2,250	2,272
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,943
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,133
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,942
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	3.000%	11/15/21	800	790
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/31	850	908
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/36	550	574
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/46	3,200	3,296
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/46	1,500	1,506
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/52	1,150	1,150
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster Manor
Project)	5.000%	11/1/31	1,000	1,123
New Hope TX Cultural Education Facilities. Retirement Facilities Revenue (Westminster Manor
Project)	5.000%	11/1/40	1,000	1,100
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/35	1,500	1,612
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/39	2,250	2,348
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/46	3,765	3,895
New Hope TX Cultural Education Facilities. Student Housing Revenue (Tarleton State University
Project)	5.000%	4/1/47	4,000	4,249
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/35	4,200	4,180
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	7/1/47	21,370	21,140
New Hope TX Cultural Education Facilities. Student Housing Revenue (Texas A&M University
Project)	5.000%	4/1/48	2,500	2,670
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,092
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,514
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	8,519
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,555
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,516
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	5,682
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	29,224
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,760
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	13,323
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,951
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,834
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	21,733
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,785
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,752
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,207
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,402
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,008
5 North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,476
5 North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,808
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,051
5 North Texas Tollway Authority System Revenue	5.000%	1/1/48	13,200	15,173
5 North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	40,434
3 Port Arthur TX Independent School District GO TOB VRDO	0.950%	11/7/17 (12)	9,125	9,125
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,505
Red River TX Education Finance Corp. Revenue (Houston Baptist University Project)	5.500%	10/1/46	4,250	4,707
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,305
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,790	9,366
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,213
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	4,755	5,489
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/37	6,000	6,319
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/45	10,000	10,401
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,543

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,168
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,701
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	2,334
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	3,000	3,192
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	10,747
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	16,975
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	1,120	1,288
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	1,120	1,305
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24	1,645	1,904
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	7,500	8,805
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	18,940
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,477
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	6,995	8,298
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	14,935	18,274
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	4,137
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	2,970	3,349
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	4,355	4,893
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30	425	477
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	7,224
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,163
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	23,005
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,488
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	13,175	15,504
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	26,089
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	2,980
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	28,707
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	4,450	4,910
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45	5,000	5,487
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50	6,000	6,563
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	6,280	7,095
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	35,915
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	17,925	20,029
Texas Water Development Board Revenue	4.000%	10/15/33	5,000	5,468
Texas Water Development Board Revenue	4.000%	10/15/35	10,000	10,828
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,521
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,525
				1,065,165
Utah (0.8%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	18,420
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	32,085
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,018
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,145
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,242
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,913
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,378
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,879
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,317
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	13,151
				92,548
Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,452
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,319
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/37	1,500	1,693
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/38	1,750	1,969
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont
Health Network)	5.000%	12/1/39	1,130	1,269
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,260	1,295
6 Vermont Student Assistance Corp. Education Loan Revenue	4.311%	12/3/35	10,000	10,727
				30,724
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,460
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,496
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	1,810	1,570

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,451
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,238
				18,215
Virginia (1.5%)
3 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	400	529
Ballston Quarter VA Community Development Authority Revenue	5.500%	3/1/46	2,500	2,522
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	13,500	15,034
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,585
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,918
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,619
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,261
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,302
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,119
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,748
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/31	750	791
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,392
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,550
3 Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	18,098
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/31	1,700	1,858
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/37	1,000	1,076
Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian
Retirement Community Inc.)	5.000%	1/1/46	4,000	4,247
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	3,000	2,896
University of Virginia Revenue	4.000%	4/1/40	5,000	5,395
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,107
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,386
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,187
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,831
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,346
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	11,465	12,529
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,977
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,917
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,767
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,417
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	16,196
				190,600
Washington (1.6%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,826
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,495
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,367
Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,822
Port of Seattle WA Revenue	5.000%	5/1/30	9,215	11,031
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,744
Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,525
Port of Seattle WA Revenue	5.000%	5/1/32	10,000	11,842
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,825
Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,478
Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,931
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,917
Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,304
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,571
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,094
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,573
Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	1,982
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,516
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,375
Washington Economic Development Finance Authority Environmental Facilities Revenue
(Columbia Pulp)	7.500%	1/1/32	7,000	7,744

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (Central Washington Health Services
Association)	5.000%	7/1/39	4,500	4,960
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,346
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,142
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,282
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,494
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	6.750%	7/1/35	820	868
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	7.000%	7/1/45	2,000	2,133
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated
Group)	7.000%	7/1/50	2,000	2,126
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated Group)	5.000%	1/1/36	2,125	2,263
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated Group)	5.000%	1/1/46	4,500	4,722
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated Group)	5.000%	1/1/51	7,300	7,633
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,001
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,034
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,126
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,547
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,858
				198,497
West Virginia (0.4%)
3 Monongalia County WV Commission Special District Excise Tax Revenue (Monongalia County
Commission Special District)	4.500%	6/1/27	2,000	2,000
West Virginia Economic Development Authority Energy Revenue (Morgantown Energy
Associates Project)	2.875%	12/15/26	11,020	10,770
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,729
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,329
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/19 (Prere.)	400	427
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38	5,000	5,616
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	5,000	5,606
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,180
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,446
West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System
Obligated Group)	5.000%	6/1/42	3,500	3,897
West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System
Obligated Group)	5.000%	6/1/47	6,985	7,742
				49,742
Wisconsin (3.0%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,111
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,779
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	1,610	1,726
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	15,390	16,504
Wisconsin GO	6.250%	5/1/19 (Prere.)	20,200	21,731
Wisconsin GO	5.000%	5/1/31	8,000	9,571
Wisconsin GO	5.000%	5/1/31	4,670	5,498
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	6,308
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,576
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,202
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/36	625	665
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,644
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,333
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,370
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	22,903
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,408
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	20,000	22,145
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,397
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,441
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	6,500	6,546
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,280	10,012
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,112
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,389
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,283
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,782
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	17,255

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,782
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,783
Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University
Project)	5.000%	5/1/42	1,100	1,192
Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University
Project)	5.000%	5/1/47	1,100	1,185
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,431
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,402
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27	10,000	10,590
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	5.000%	12/1/27	12,000	13,060
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	7.000%	12/1/50	32,500	37,484
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/22	1,425	1,540
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/23	1,000	1,080
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/36	1,500	1,508
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.125%	6/1/48	5,000	5,032
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	5.000%	12/1/25	5,000	5,663
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,391
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,168
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.000%	11/15/22	2,200	2,224
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.500%	11/15/23	1,600	1,627
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.950%	11/15/24	1,250	1,285
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37	1,000	1,082
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42	1,230	1,322
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47	1,225	1,310
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52	2,300	2,451
Wisconsin Public Finance Authority Special Facility Revenue (Million Air Two LLC Obligation
Group)	7.125%	6/1/41	16,000	15,787
Wisconsin Public Finance Authority Student Housing Revenue (Western Carolina University
Project)	5.250%	7/1/47	3,250	3,480
369,550
Total Tax-Exempt Municipal Bonds (Cost $11,765,087)	12,264,153

Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
8	Vanguard Municipal Cash Management Fund (Cost $62,228)	0.922%	622,291	62,229
Total Investments (100.0%) (Cost $11,827,315)	12,326,382

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	752
Receivables for Investment Securities Sold	1,384
Receivables for Accrued Income	167,485
Receivables for Capital Shares Issued	8,859
Variation Margin Receivable—Futures Contracts	121
Other Assets	2,690
Total Other Assets	181,291
Liabilities
Payables for Investment Securities Purchased	(148,051)
Payables for Capital Shares Redeemed	(7,765)
Payables for Distributions	(11,073)
Payables to Vanguard	(7,765)
Variation Margin Payable—Futures Contracts	(528)
Total Liabilities	(175,182)
Net Assets (100%)	12,332,491

High-Yield Tax-Exempt Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	11,872,351
Undistributed Net Investment Income	7,121
Accumulated Net Realized Losses	(44,009)
Unrealized Appreciation (Depreciation)
Investment Securities	499,067
Futures Contracts	(2,039)
Net Assets	12,332,491

Investor Shares—Net Assets
Applicable to 167,380,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,903,527
Net Asset Value Per Share—Investor Shares	$11.37

Admiral Shares—Net Assets
Applicable to 917,038,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,428,964
Net Asset Value Per Share—Admiral Shares	$11.37

• See Note A in Notes to Financial Statements.
1 5.000% coupon rate will be effective March 2019.
2 Securities with a value of $3,132,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $284,420,000, representing 2.3% of net assets.
4 7.000% coupon rate will be effective August 2019.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
6 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
7 Non-income-producing security—security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	5,163	605,039	(4,364)
2-Year U.S. Treasury Note	December 2017	887	191,024	(619)
10-Year U.S. Treasury Note	December 2017	789	98,576	(30)
30-Year U.S. Treasury Bond	December 2017	123	18,754	36
				(4,977)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,815)	(243,068)	3,008
Ultra Long U.S. Treasury Bond	December 2017	(173)	(28,507)	(70)
				2,938
				(2,039)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1] 448,846
Total Income 448,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,485
Management and Administrative—
Investor Shares	2,595
Management and Administrative—
Admiral Shares	6,103
Marketing and Distribution—
Investor Shares	409
Marketing and Distribution—
Admiral Shares	830
Custodian Fees	119
Auditing Fees	36
Shareholders’ Reports and Proxy—
Investor Shares	211
Shareholders’ Reports and Proxy—
Admiral Shares	227
Trustees’ Fees and Expenses	8
Total Expenses	12,023
Net Investment Income	436,823
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,086
Futures Contracts	(3,609)
Realized Net Gain (Loss)	7,477
Change in Unrealized Appreciation
(Depreciation)
Investment Securities[1] (103,742)
Futures Contracts	(2,126)
Change in Unrealized Appreciation
(Depreciation) (105,868)
Net Increase (Decrease) in Net Assets
Resulting from Operations	338,432

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,823	377,181
Realized Net Gain (Loss)	7,477	47,334
Change in Unrealized Appreciation (Depreciation)	(105,868)	158,030
Net Increase (Decrease) in Net Assets Resulting from Operations	338,432	582,545
Distributions
Net Investment Income
Investor Shares	(68,546)	(65,480)
Admiral Shares	(361,150)	(311,221)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(429,696)	(376,701)
Capital Share Transactions
Investor Shares	(56,843)	329,721
Admiral Shares	1,269,214	1,664,700
Net Increase (Decrease) from Capital Share Transactions	1,212,371	1,994,421
Total Increase (Decrease)	1,121,107	2,200,265
Net Assets
Beginning of Period	11,211,384	9,011,119
End of Period[1]	12,332,491	11,211,384
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,121,000 and $232,000.

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $943,000, $9,000, and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.47	$11.20	$11.23	$10.63	$11.29
Investment Operations
Net Investment Income	. 427[1]	.413	.414	.430	.428
Net Realized and Unrealized Gain (Loss)
on Investments	(.108)	.270	(.030)	.600	(.660)
Total from Investment Operations	.319	.683	.384	1.030	(.232)
Distributions
Dividends from Net Investment Income	(.419)	(.413)	(.414)	(.430)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.419)	(.413)	(.414)	(.430)	(.428)
Net Asset Value, End of Period	$11.37	$11.47	$11.20	$11.23	$10.63

Total Return[2]	2.91%	6.15%	3.47%	9.87%	-2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,904	$1,980	$1,614	$1,484	$1,307
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.80%	3.59%	3.69%	3.94%	3.88%
Portfolio Turnover Rate	21%	19%	21%	28%	29%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.47	$11.20	$11.23	$10.63	$11.29
Investment Operations
Net Investment Income	. 437[1]	.425	.423	.438	.436
Net Realized and Unrealized Gain (Loss)
on Investments	(.106)	.270	(.030)	.600	(.660)
Total from Investment Operations	.331	.695	.393	1.038	(.224)
Distributions
Dividends from Net Investment Income	(.431)	(.425)	(.423)	(.438)	(.436)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.431)	(.425)	(.423)	(.438)	(.436)
Net Asset Value, End of Period	$11.37	$11.47	$11.20	$11.23	$10.63

Total Return[2]	3.01%	6.26%	3.56%	9.96%	-2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,429	$9,231	$7,398	$6,608	$5,621
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.90%	3.69%	3.77%	4.02%	3.96%
Portfolio Turnover Rate	21%	19%	21%	28%	29%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $752,000, representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,264,153	—
Temporary Cash Investments	62,229	—	—
Futures Contracts—Assets[1]	121	—	—
Futures Contracts—Liabilities[1]	(528)	—	—
Total	61,822	12,264,153	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $3,184,000 to offset taxable capital gains realized during the year ended October 31, 2017. At October 31, 2017, the fund had available capital losses totaling $42,582,000 to offset future net capital gains of $305,000 through October 31, 2018, and $42,277,000 through October 31, 2019.

At October 31, 2017, the cost of investment securities for tax purposes was $11,830,781,000. Net unrealized appreciation of investment securities for tax purposes was $495,601,000, consisting of unrealized gains of $550,128,000 on securities that had risen in value since their purchase and $54,527,000 in unrealized losses on securities that had fallen in value since their purchase.

High-Yield Tax-Exempt Fund

E. During the year ended October 31, 2017, the fund purchased $3,664,378,000 of investment securities and sold $2,258,305,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $585,685,000 and $858,117,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	609,504	54,458	803,288	69,735
Issued in Lieu of Cash Distributions	56,855	5,077	53,930	4,682
Redeemed	(723,202)	(64,797)	(527,497)	(45,792)
Net Increase (Decrease)—Investor Shares	(56,843)	(5,262)	329,721	28,625
Admiral Shares
Issued	3,080,836	275,381	2,482,615	215,571
Issued in Lieu of Cash Distributions	243,455	21,728	206,486	17,924
Redeemed	(2,055,077)	(184,792)	(1,024,401)	(89,035)
Net Increase (Decrease)—Admiral Shares	1,269,214	112,317	1,664,700	144,460

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (constituting separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

Special 2017 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2017 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2017 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2017 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $26,203,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2017 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2017	10/31/2017	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,005.28	$0.96
Admiral Shares	1,000.00	1,005.80	0.46
Limited-Term
Investor Shares	$1,000.00	$1,009.45	$0.96
Admiral Shares	1,000.00	1,009.96	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,021.58	$0.97
Admiral Shares	1,000.00	1,020.04	0.46
Long-Term
Investor Shares	$1,000.00	$1,031.57	$0.97
Admiral Shares	1,000.00	1,032.08	0.46
High-Yield
Investor Shares	$1,000.00	$1,038.80	$0.98
Admiral Shares	1,000.00	1,039.31	0.46
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46
Limited-Term
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46
Intermediate-Term
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46
Long-Term
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46
High-Yield
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.75	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1 Year Municipal Bond Index, Bloomberg Barclays 1–5 Year Municipal Bond Index, Bloomberg Barclays 1–15 Year Municipal Bond Index, and Bloomberg Barclays Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Municipal Bond Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Municipal Bond Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Municipal Bond Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Municipal Bond Funds or the owners of the Municipal Bond Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Municipal Bond Funds. Investors acquire the Municipal Bond Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Municipal Bond Funds. The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Municipal Bond Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Municipal Bond Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Municipal Bond Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Municipal Bond Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Municipal Bond Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MUNICIPAL BOND FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for

Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739
unless otherwise noted.
Institutional Investor Services > 800-523-1036
You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122017

Annual Report | October 31, 2017

Vanguard Tax-Exempt Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	7
Financial Statements.	10
About Your Fund’s Expenses.	135
Glossary.	137

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2017, Vanguard Tax-Exempt Bond Index Fund returned 1.76% for Investor Shares, 1.89% for ETF Shares, and 1.86% for Admiral Shares. Its benchmark index returned 1.92%, and the average return of peer funds was 1.64%.

• Municipal bond supply was down modestly, largely because of a lack of new issuance and a decrease in refundings as interest rates rose.

• Demand for municipal bonds diminished in the wake of the U.S. election, but that trend reversed somewhat at the beginning of 2017. Longer-term munis posted the strongest performance.

• The Federal Reserve increased interest rates three times during the period, pushing its target range for the federal funds rate to 1%–1.25%. Those moves, along with the establishment of a framework for trimming its $4.5 trillion balance sheet, took the Fed closer to normalizing monetary policy after its emergency intervention in the wake of the Great Recession.

Total Returns: Fiscal Year Ended October 31, 2017
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	1.87%	3.30%	1.86%	-0.10%	1.76%
ETF Shares	1.97	3.48
Market Price					1.84
Net Asset Value					1.89
Admiral™ Shares	1.97	3.48	1.96	-0.10	1.86
S&P National AMT-Free Municipal Bond Index					1.92
General Municipal Funds Average					1.64

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%.
State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.19%	0.09%	0.09%	0.91%

The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the fund’s expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09%
for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: General Municipal Funds Average.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

3

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

4

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

5

Tax-Exempt Bond Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.19%	0.09%	0.09%
30-Day SEC Yield	1.87%	1.97%	1.97%

Financial Attributes
		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	3,669	11,464
Yield to Maturity (before
expenses)	1.9%	2.0%
Average Coupon	4.7%	4.6%
Average Duration	5.9 years	5.7 years
Average Stated Maturity	13.9 years	12.9 years
Short-Term Reserves	2.0%	—

Largest Area Concentrations
New York	20.6%
California	16.8
Texas	9.9
New Jersey	5.9
Illinois	5.3
Massachusetts	4.8
Pennsylvania	4.4
Florida	3.7
Washington	2.7
Maryland	2.3
Top Ten	76.4%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	5.4%
1 - 3 Years	10.4
3 - 5 Years	8.6
5 - 10 Years	15.5
10 - 20 Years	29.6
20 - 30 Years	27.3
Over 30 Years	3.2

Distribution by Credit Quality (% of portfolio)
AAA	24.1%
AA	51.0
A	16.8
BBB	7.0
Not Rated	1.1

Credit-quality ratings are from Moody's and S&P. The higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares.

6

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2017
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index FundInvestor
Shares	1.51%	3.01%	$10,672
S&P National AMT-Free Municipal Bond
Index	1.92	3.22	10,721
General Municipal Funds Average	1.64	3.12	10,697

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund
ETF Shares Net Asset Value	1.89%	3.21%	$10,717
Tax-Exempt Bond Index Fund
ETF Shares Market Price	1.84	3.21	10,717
S&P National AMT-Free Municipal Bond
Index	1.92	3.22	10,721

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

7

Tax-Exempt Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/25/2015)	Investment
Tax-Exempt Bond Index Fund Admiral
Shares	1.61%	3.16%	$10,702
S&P National AMT-Free Municipal Bond
Index	1.92	3.28	10,731

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2017

		Since
	One	Inception
	Year	(8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market
Price	1.84%	7.17%
Tax-Exempt Bond Index Fund ETF Shares Net Asset
Value	1.89	7.17
S&P National AMT-Free Municipal Bond Index	1.92	7.21

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 21, 2015, Through October 31, 2017
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32
2017	1.86	-0.10	1.76	1.92

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.

8

Tax-Exempt Bond Index Fund

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	0.66%	1.68%	1.50%	3.18%
Fee-Adjusted Returns		0.41			3.06
ETF Shares	8/21/2015
Market Price		0.86			3.26
Net Asset Value		0.79			3.27
Admiral Shares	8/25/2015	0.76	1.79	1.54	3.33
Fee-Adjusted Returns		0.51			3.21

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.

9

Tax-Exempt Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/18	100	103
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/19	300	320
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/21	145	164
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	125	145
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/22 (Prere.)	165	192
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	625	747
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/28	720	858
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/30	645	765
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	9/1/32	555	597
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	4.000%	6/1/37	1,250	1,355
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	6/1/37	250	297
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/37	380	423
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	113
Alabama Public School & College Authority	5.000%	1/1/24	335	399
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	151
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	56
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	225	263
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	2,055	2,468

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	375	448
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	363
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	163
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	153
Birmingham AL GO	4.500%	12/1/32 (2)	100	100
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	910	1,015
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	264
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,090	1,250
Jefferson County AL Revenue	5.000%	9/15/33	500	577
Jefferson County AL Revenue	5.000%	9/15/34	250	287
Jefferson County AL Revenue	5.000%	9/15/35	250	286
				14,322
Alaska (0.0%)
Alaska Municipal Bond Bank Authority
Revenue	5.000%	3/1/27	170	200
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	312
Anchorage AK Electric Utility Revenue	4.000%	12/1/44	350	362
				874
Arizona (1.6%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/47	715	824
Arizona Board Regents Arizona State
University System Revenue	5.000%	7/1/37	390	443
Arizona COP	5.000%	10/1/18 (4)	50	52
Arizona COP	5.250%	10/1/20 (4)	120	129
Arizona COP	5.000%	10/1/29 (4)	110	118
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	207
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	436
Arizona School Facilities Board COP	5.000%	9/1/19	840	899
Arizona School Facilities Board COP	5.000%	9/1/21	590	668
Arizona School Facilities Board COP	5.000%	9/1/23	500	589
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	144
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	140	166
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	550	661
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	60	72
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	80	82
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	415	441
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	570	661
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	1,040	1,172
Arizona Transportation Board Highway
Revenue	5.000%	7/1/24	280	338

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	150	169
Arizona Transportation Board Highway
Revenue	5.000%	7/1/25	520	600
Arizona Transportation Board Highway
Revenue	5.000%	7/1/26	85	98
Arizona Transportation Board Highway
Revenue	5.000%	7/1/29	985	1,167
Arizona Transportation Board Highway
Revenue	5.000%	7/1/31	55	65
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	60	71
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/20 (Prere.)	250	277
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/22	1,850	2,157
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/23	150	179
Arizona Water Infrastructure Finance
Authority Revenue	5.000%	10/1/24	100	121
Maricopa County AZ Community College
District GO	5.000%	7/1/21	175	198
Maricopa County AZ COP	3.000%	7/1/18	1,000	1,013
Maricopa County AZ COP	5.000%	7/1/18	1,000	1,026
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	730	803
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/38	75	77
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/40	335	364
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/19	860	914
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	220
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,596
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	769
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	800	958
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	177
Phoenix AZ GO	4.000%	7/1/21	250	274
Phoenix AZ GO	4.000%	7/1/22	320	357
Phoenix AZ GO	4.000%	7/1/24	215	246
Phoenix AZ GO	4.000%	7/1/25	730	827
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	94
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	273
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	240
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	142

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	590	594
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	105	106
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	100	101
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	290	313
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	185	216
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	465	530
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	52
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	268
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	828
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	145	176
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	650	745
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	655	685
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	78
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	225	264
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	200	236
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	750	782
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	1,600	1,853
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	590	681
				32,105
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21	325	367
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	42
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	70	72
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	422
				903
California (16.8%)
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)(ETM)	235	230
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)(ETM)	240	231
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/20 (2)	5	5

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/34	250	286
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/35 (14)	315	162
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/35 (4)	125	145
Alameda CA Corridor Transportation
Authority Revenue	5.000%	10/1/36	500	568
Alameda CA Corridor Transportation
Authority Revenue	4.000%	10/1/37 (4)	395	418
Allan Hancock CA Joint Community
College GO	0.000%	8/1/47	250	143
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	87
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	152
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/34	500	561
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/35	2,175	2,438
Anaheim CA Housing & Public
Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/41	650	724
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/32 (4)	1,500	882
Anaheim CA Public Financing Authority
Lease Revenue	0.000%	9/1/36 (4)	1,490	728
Anaheim CA Public Financing Authority
Lease Revenue	5.000%	5/1/39	1,605	1,856
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged
Redevelopment Project Area)	5.000%	2/1/31 (4)	100	101
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	49
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	153
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	132
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	525	556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	145	172
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	118
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,081
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	2,000	2,141
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	500	527
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,050

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	750	850
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	2,305	2,625
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	383
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,717
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	201
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	254
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	510
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	152
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	150	153
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	125	128
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	190	194
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	210	214
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	255
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	475	485
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	255
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	100	102
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	2,305	2,441
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	175	185
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	707
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	620	634
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	108
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	264
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	121
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	825	988

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/32	230	280
California Economic Recovery GO	4.600%	7/1/19 (ETM)	1,140	1,207
California Economic Recovery GO	5.000%	7/1/19 (ETM)	405	432
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	346
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	369
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	880	1,146
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	585	774
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,402
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	100	134
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/18 (Prere.)	325	337
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	580	602
California GO	5.000%	11/1/17 (Prere.)	65	65
California GO	5.000%	11/1/17 (Prere.)	595	595
California GO	5.000%	11/1/17	400	400
California GO	5.000%	12/1/17 (Prere.)	85	85
California GO	5.000%	12/1/17 (Prere.)	230	231
California GO	5.000%	12/1/17 (Prere.)	200	201
California GO	6.000%	2/1/18 (2)	100	101
California GO	5.250%	3/1/18 (Prere.)	420	426
California GO	5.250%	3/1/18 (Prere.)	100	101
California GO	5.250%	3/1/18 (Prere.)	15	15
California GO	5.250%	3/1/18 (Prere.)	10	10
California GO	5.250%	3/1/18 (Prere.)	205	208
California GO	5.250%	3/1/18 (Prere.)	40	41
California GO	5.000%	4/1/18 (Prere.)	100	102
California GO	5.000%	4/1/18 (Prere.)	1,030	1,047
California GO	5.000%	4/1/18 (Prere.)	295	300
California GO	5.125%	4/1/18 (Prere.)	410	417
California GO	5.125%	4/1/18 (Prere.)	740	753
California GO	5.500%	4/1/18	165	168
California GO	5.250%	8/1/18 (Prere.)	100	103
California GO	5.000%	9/1/18	1,850	1,911
California GO	5.000%	10/1/18	175	181
California GO	5.000%	2/1/19	300	315
California GO	5.000%	3/1/19	175	184
California GO	5.500%	4/1/19	225	239
California GO	6.000%	4/1/19	165	176
California GO	5.000%	8/1/19	100	107
California GO	5.000%	8/1/19	225	240
California GO	5.000%	9/1/19	135	145
California GO	5.000%	9/1/19	245	262
California GO	5.000%	10/1/19	310	333
California GO	5.000%	2/1/20	110	119
California GO	5.000%	2/1/20	225	244
California GO	5.000%	8/1/20	500	552

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/20	100	111
California GO	5.000%	9/1/20	100	111
California GO	5.000%	10/1/20	1,090	1,209
California GO	5.000%	10/1/20	445	494
California GO	5.000%	10/1/20	515	571
California GO	5.250%	10/1/20	500	539
California GO	5.500%	4/1/21	430	457
California GO	5.000%	9/1/21	245	279
California GO	5.000%	9/1/21	1,010	1,150
California GO	5.000%	10/1/21	160	183
California GO	5.000%	12/1/21	265	303
California GO	5.000%	2/1/22	175	201
California GO	5.250%	4/1/22	20	21
California GO	5.000%	9/1/22	100	117
California GO	5.000%	10/1/22	110	128
California GO	5.000%	11/1/22	2,000	2,338
California GO	5.000%	12/1/22	175	205
California GO	5.000%	2/1/23	250	288
California GO	5.000%	9/1/23	600	713
California GO	5.000%	9/1/23	200	234
California GO	5.250%	9/1/23	100	115
California GO	5.000%	11/1/23	160	191
California GO	5.000%	12/1/23	325	388
California GO	5.000%	12/1/23	250	298
California GO	5.000%	3/1/24	530	635
California GO	5.500%	4/1/24	175	186
California GO	5.000%	5/1/24	300	360
California GO	5.000%	8/1/24	1,800	2,169
California GO	5.000%	8/1/24	100	121
California GO	5.000%	8/1/24	3,600	4,339
California GO	5.250%	9/1/24	25	29
California GO	5.000%	10/1/24	100	121
California GO	5.000%	10/1/24	15	15
California GO	5.000%	12/1/24	1,250	1,494
California GO	5.500%	2/1/25	500	623
California GO	5.625%	4/1/25	310	330
California GO	5.000%	8/1/25	525	641
California GO	5.000%	8/1/25	1,140	1,392
California GO	5.000%	8/1/25	120	146
California GO	5.000%	9/1/25	895	1,094
California GO	5.000%	10/1/25	605	725
California GO	5.000%	10/1/25	590	707
California GO	5.000%	12/1/25	1,145	1,366
California GO	5.000%	3/1/26	765	924
California GO	5.000%	3/1/26	1,845	2,229
California GO	5.000%	8/1/26	100	124
California GO	5.000%	8/1/26	585	723
California GO	5.000%	8/1/26	640	778
California GO	5.000%	9/1/26	545	675
California GO	5.000%	9/1/26	275	335
California GO	5.000%	9/1/26	150	155
California GO	5.000%	10/1/26	100	121
California GO	5.000%	11/1/26	100	100
California GO	5.000%	2/1/27 (2)	10	12

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/27	1,465	1,756
California GO	5.500%	8/1/27	30	31
California GO	4.000%	9/1/27	100	111
California GO	5.000%	9/1/27	50	52
California GO	5.000%	9/1/27	315	375
California GO	5.000%	10/1/27	100	118
California GO	5.000%	10/1/27	170	204
California GO	5.000%	11/1/27	500	597
California GO	5.000%	3/1/28	500	596
California GO	5.750%	4/1/28	295	314
California GO	5.000%	8/1/28	330	397
California GO	5.000%	8/1/28	2,000	2,473
California GO	5.000%	8/1/28	2,020	2,464
California GO	5.000%	8/1/28	1,000	1,220
California GO	4.000%	9/1/28	200	226
California GO	4.000%	9/1/28	100	110
California GO	5.000%	9/1/28	1,450	1,770
California GO	5.000%	9/1/28	100	118
California GO	5.000%	10/1/28	900	1,079
California GO	5.000%	8/1/29	155	190
California GO	5.000%	8/1/29	265	317
California GO	3.000%	9/1/29	105	108
California GO	5.000%	9/1/29	2,500	3,034
California GO	5.000%	10/1/29	875	889
California GO	5.000%	10/1/29	250	299
California GO	5.000%	10/1/29	140	150
California GO	5.250%	10/1/29	110	118
California GO	5.000%	11/1/29	1,140	1,404
California GO	5.000%	12/1/29	100	118
California GO	5.000%	3/1/30	160	189
California GO	5.250%	3/1/30	300	328
California GO	4.500%	8/1/30	10	10
California GO	5.000%	8/1/30	2,315	2,826
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,000	1,191
California GO	5.500%	8/1/30	100	103
California GO	5.000%	9/1/30	460	523
California GO	5.000%	9/1/30	1,700	2,053
California GO	5.000%	9/1/30	715	863
California GO	5.000%	9/1/30	100	103
California GO	5.000%	10/1/30	340	406
California GO	5.000%	11/1/30	720	848
California GO	5.000%	12/1/30	25	25
California GO	5.000%	12/1/30	950	1,121
California GO	5.000%	2/1/31	50	58
California GO	5.750%	4/1/31	835	891
California GO	5.000%	5/1/31	235	278
California GO	5.000%	8/1/31	300	357
California GO	3.250%	9/1/31	115	119
California GO	5.000%	9/1/31	510	597
California GO	5.000%	9/1/31	2,200	2,643
California GO	5.000%	9/1/31	200	227
California GO	5.000%	10/1/31	340	406
California GO	5.000%	11/1/31	400	488

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	11/1/31	145	170
California GO	5.000%	5/1/32	50	59
California GO	5.000%	8/1/32	1,840	2,177
California GO	5.000%	8/1/32	180	215
California GO	5.000%	8/1/32	250	293
California GO	5.250%	8/1/32 (4)	1,080	1,391
California GO	5.000%	9/1/32	685	819
California GO	5.000%	9/1/32	700	829
California GO	4.625%	10/1/32	385	430
California GO	5.250%	10/1/32	255	292
California GO	5.000%	11/1/32	1,475	1,730
California GO	5.000%	2/1/33	510	586
California GO	6.000%	3/1/33	450	501
California GO	6.500%	4/1/33	4,165	4,483
California GO	4.250%	8/1/33 (14)	15	15
California GO	5.000%	8/1/33	3,300	3,888
California GO	5.000%	8/1/33	375	437
California GO	3.375%	9/1/33	210	214
California GO	4.000%	9/1/33	500	545
California GO	4.000%	9/1/33	575	626
California GO	5.000%	9/1/33	1,000	1,190
California GO	4.000%	8/1/34	275	294
California GO	5.000%	8/1/34	165	193
California GO	4.000%	9/1/34	355	385
California GO	4.000%	9/1/34	250	271
California GO	5.000%	9/1/34	945	1,120
California GO	5.000%	9/1/34	750	889
California GO	5.500%	11/1/34	100	109
California GO	5.500%	11/1/34	145	158
California GO	6.250%	11/1/34	2,000	2,205
California GO	4.250%	4/1/35	300	322
California GO	5.250%	4/1/35	300	347
California GO	6.000%	4/1/35	1,705	1,823
California GO	5.000%	8/1/35	355	416
California GO	4.000%	9/1/35	250	269
California GO	5.375%	11/1/35	50	56
California GO	3.750%	12/1/35	500	517
California GO	5.600%	3/1/36	760	838
California GO	5.125%	8/1/36	335	345
California GO	4.000%	9/1/36	2,000	2,149
California GO	4.000%	9/1/36	250	269
California GO	5.000%	9/1/36	145	168
California GO	4.000%	9/1/37	365	387
California GO	4.000%	9/1/37	250	268
California GO	5.000%	10/1/37	110	129
California GO	5.000%	11/1/37	45	45
California GO	5.000%	12/1/37	5	5
California GO	5.000%	2/1/38	640	733
California GO	5.000%	2/1/38	920	1,043
California GO	6.000%	4/1/38	2,215	2,367
California GO	5.250%	8/1/38	150	155
California GO	5.000%	10/1/39	2,005	2,338
California GO	5.500%	11/1/39	385	418
California GO	6.000%	11/1/39	325	356

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.500%	3/1/40	365	400
California GO	5.250%	11/1/40	1,340	1,497
California GO	5.000%	9/1/41	1,025	1,153
California GO	5.000%	10/1/41	2,690	3,032
California GO	4.375%	4/1/42	100	109
California GO	5.000%	4/1/42	400	451
California GO	5.000%	9/1/42	3,355	3,821
California GO	5.000%	2/1/43	405	461
California GO	5.000%	4/1/43	2,100	2,399
California GO	4.875%	11/1/43	265	305
California GO	5.000%	11/1/43	800	925
California GO	4.500%	12/1/43	405	439
California GO	4.000%	10/1/44	525	553
California GO	4.000%	11/1/44	200	211
California GO	5.000%	8/1/45	500	577
California GO	4.000%	11/1/47	1,000	1,059
California GO PUT	3.000%	12/1/19	125	129
California GO PUT	4.000%	12/1/21	500	546
California Infrastructure & Economic
Development Bank Revenue (State Clean
Water Revolving Fund)	5.000%	10/1/28	1,000	1,250
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	5.000%	6/1/42	400	469
California Municipal Finance Authority
Revenue (Orange County Civic Center
Infrastructure Improvement Program)	4.000%	6/1/47	1,185	1,241
California Public Works Board Lease Revenue	5.000%	5/1/24	345	413
California Public Works Board Lease Revenue	5.000%	10/1/27	480	597
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,851
California Public Works Board Lease Revenue	5.000%	10/1/29	500	612
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/20	100	110
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/21	385	437
California Public Works Board Lease
Revenue (Department of Corrections)	4.000%	6/1/28	160	174
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/29	240	282
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/32	245	287
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/33	650	759
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	9/1/39	640	737
California Public Works Board Lease
Revenue (Department of General Services)	5.000%	5/1/18	150	153
California Public Works Board Lease
Revenue (Department of State Hospitals)	5.000%	6/1/26	325	379
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.250%	12/1/25	250	288
California Public Works Board Lease
Revenue (Regents of The University
of California)	5.000%	12/1/21 (Prere.)	205	235

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	218
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	110
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	110
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	382
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	605	680
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	357
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	117
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	39
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	231
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	291
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	396
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	1,255	1,334
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	90	96
California State University Systemwide
Revenue	5.000%	11/1/29	255	305
California State University Systemwide
Revenue	4.000%	11/1/31	1,130	1,230
California State University Systemwide
Revenue	5.000%	11/1/31	110	134
California State University Systemwide
Revenue	5.000%	11/1/31	150	179
California State University Systemwide
Revenue	5.000%	11/1/31	510	613
California State University Systemwide
Revenue	5.000%	11/1/32	50	60
California State University Systemwide
Revenue	4.000%	11/1/34	125	134
California State University Systemwide
Revenue	5.000%	11/1/34	650	767
California State University Systemwide
Revenue	4.000%	11/1/35	235	252
California State University Systemwide
Revenue	5.000%	11/1/35	375	448
California State University Systemwide
Revenue	5.000%	11/1/36	485	577
California State University Systemwide
Revenue	4.000%	11/1/37	375	400
California State University Systemwide
Revenue	5.000%	11/1/37	325	366
California State University Systemwide
Revenue	5.000%	11/1/37	565	671

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/37	1,590	1,813
California State University Systemwide
Revenue	4.000%	11/1/38	625	662
California State University Systemwide
Revenue	5.000%	11/1/38	1,650	1,955
California State University Systemwide
Revenue	5.000%	11/1/39	380	443
California State University Systemwide
Revenue	5.000%	11/1/41	125	145
California State University Systemwide
Revenue	4.000%	11/1/43	200	211
California State University Systemwide
Revenue	4.000%	11/1/45	1,235	1,296
California State University Systemwide
Revenue	5.000%	11/1/45	740	857
California State University Systemwide
Revenue	5.000%	11/1/47	115	135
California State University Systemwide
Revenue	5.000%	11/1/47	815	940
California Statewide Communities
Development Authority Student Housing
Revenue (CHF-Irvine LLC—UCI East
Campus Apartments Phase II)	5.000%	5/15/40	100	114
Centinela Valley CA Union High School
District GO	4.000%	8/1/50 (4)	300	311
Chabot-Las Positas CA Community
College District GO	4.000%	8/1/42	500	531
Chabot-Las Positas CA Community
College District GO	4.000%	8/1/47	1,240	1,310
Chino Basin Regional Financing Authority
California Revenue (Inland Empire
Utilities Agency)	5.000%	11/1/17 (Prere.)	200	200
Chino Basin Regional Financing Authority
California Revenue (Inland Empire
Utilities Agency)	5.000%	11/1/17 (Prere.)	100	100
Clovis CA Unified School District GO	4.000%	8/1/40	150	157
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	118
Coast CA Community College District GO	5.000%	8/1/31	1,000	1,199
Coast CA Community College District GO	4.000%	8/1/38	125	131
Coast CA Community College District GO	5.000%	8/1/38	1,645	1,899
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	185	68
Contra Costa CA Community College
District GO	5.000%	8/1/38	180	208
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	290
Cypress CA Elementary School District GO	0.000%	8/1/40	250	102
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/19	150	159
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/20 (Prere.)	325	357
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/30	65	79
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/32	145	176

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/37	150	178
East Bay CA Municipal Utility District
Water System Revenue	4.000%	6/1/45	1,250	1,326
East Bay CA Municipal Utility District
Water System Revenue	4.000%	6/1/45	120	126
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	200	205
El Camino CA Community College District GO	0.000%	8/1/38	500	237
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue PUT	3.950%	1/15/53	600	598
Fremont CA Union High School District GO	4.000%	8/1/40	725	764
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	499
Fresno CA Unified School District GO	4.000%	8/1/41	500	523
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	536
Imperial CA Irrigation District Electric
Revenue	5.000%	11/1/18 (Prere.)	105	109
Long Beach CA Community College
District GO	4.000%	8/1/42	500	520
Long Beach CA Unified School District GO	0.000%	8/1/32	100	59
Long Beach CA Unified School District GO	4.000%	8/1/45	350	367
Los Angeles CA Community College
District GO	5.000%	8/1/18 (Prere.)	2,340	2,410
Los Angeles CA Community College
District GO	6.000%	8/1/19 (Prere.)	1,000	1,086
Los Angeles CA Community College
District GO	5.250%	8/1/20 (Prere.)	100	111
Los Angeles CA Community College
District GO	5.000%	8/1/25	160	195
Los Angeles CA Community College
District GO	5.000%	8/1/26	150	182
Los Angeles CA Community College
District GO	5.000%	8/1/27	700	846
Los Angeles CA Community College
District GO	5.000%	8/1/28	570	687
Los Angeles CA Community College
District GO	5.000%	8/1/29	370	445
Los Angeles CA Community College
District GO	5.000%	8/1/30	285	341
Los Angeles CA Community College
District GO	5.000%	8/1/31	670	800
Los Angeles CA Community College
District GO	4.000%	8/1/32	100	108
Los Angeles CA Community College
District GO	5.000%	8/1/36	100	118
Los Angeles CA Community College
District GO	4.000%	8/1/37	1,000	1,076
Los Angeles CA Community College
District GO	4.000%	8/1/39	325	343
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	106

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	266
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	795	866
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	183
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,331
Los Angeles CA Department of Water
& Power
Revenue	5.000%	7/1/18	860	883
Los Angeles CA Department of Water
& Power
Revenue	5.000%	12/1/18	1,500	1,561
Los Angeles CA Department of Water
& Power
Revenue	5.000%	7/1/20	340	375
Los Angeles CA Department of Water
& Power
Revenue	5.000%	7/1/24	230	272
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/29	245	288
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/29	140	163
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/32	130	152
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/35	300	351
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/38	1,575	1,786
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/40	265	308
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/41	240	266
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/42	1,250	1,465
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/42	3,010	3,490
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/43	1,515	1,711
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/43	1,725	1,948
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/43	180	203
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/44	555	642
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/44	150	173
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/46	1,060	1,227
Los Angeles CA Department of Water
& Power Revenue	4.000%	7/1/47	400	420
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	165
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	40	41

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	429
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	175	208
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	5.000%	11/1/25	85	104
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/33	860	922
Los Angeles CA Municipal Improvement
Corp. Lease Revenue	4.000%	11/1/35	900	957
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	75
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,087
Los Angeles CA Unified School District GO	5.000%	7/1/22	120	140
Los Angeles CA Unified School District GO	5.000%	7/1/22	335	391
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	119
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	608
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,660	2,020
Los Angeles CA Unified School District GO	5.000%	7/1/25	210	260
Los Angeles CA Unified School District GO	5.000%	7/1/26	110	135
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	332
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	130
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	476
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	444
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	213
Los Angeles CA Unified School District GO	3.000%	7/1/32	140	141
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	339
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	786
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	149
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	883
Los Angeles CA Unified School District GO	5.000%	7/1/40	385	450
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	190	226
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	578
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	289
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	1,000	1,027
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	500	596
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	103
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/37	430	487
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/39	510	590
Los Angeles County CA Public Works
Financing Authority Lease Revenue	4.000%	12/1/40	1,405	1,490
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/42	400	449
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	12/1/44	370	423
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	61
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	264
Los Angeles County CA Unified School
District GO	5.000%	7/1/28	200	247

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles County CA Unified School
District GO	5.000%	7/1/30	650	790
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	106
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/39	225	235
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	284
Mount San Antonio CA Community
College District GO	0.000%	8/1/43	150	120
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	215	127
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	96
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	339
Norwalk-La Mirada CA Unified School
District GO	0.000%	8/1/38 (12)	525	235
Oakland CA Unified School District GO	5.000%	8/1/40	280	324
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	255
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,278
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	134
Palomar CA Community College District GO	0.000%	8/1/45	1,000	760
Palomar CA Community College District GO	4.000%	8/1/45	350	367
Pasadena CA Unified School District GO	5.000%	8/1/26	10	13
Peralta CA Community College
District Revenue	4.000%	8/1/39	350	369
Pittsburg CA Unified School District
Financing Authority Revenue	5.500%	9/1/21 (Prere.)	350	404
Placentia-Yorba Linda CA Unified School
District GO	0.000%	8/1/49	500	148
Poway CA Unified School District GO	0.000%	8/1/33	300	177
Poway CA Unified School District GO	0.000%	8/1/46	250	80
Riverside CA Sewer Revenue	5.000%	8/1/40	320	367
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	565	662
Sacramento CA City Unified School
District GO	4.000%	5/1/47	570	597
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	41
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	216
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	62
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	633
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	196
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/42	150	162
Sacramento CA Water Revenue	5.000%	9/1/38	425	489
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	170	176
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,328
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	290
San Diego CA Community College District GO	5.000%	8/1/27	70	87

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Community College District GO	5.000%	8/1/30	95	113
San Diego CA Community College District GO	5.000%	8/1/43	910	1,054
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/28	125	138
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.250%	3/1/40	170	187
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	180	191
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,020	1,086
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	266
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.500%	5/15/19 (Prere.)	300	321
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	110
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	286
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	230	288
San Diego CA Public Facilities Financing
Authority Water Revenue	5.375%	8/1/19 (Prere.)	1,000	1,074
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	247
San Diego CA Unified School District GO	5.000%	7/1/26	150	185
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	196
San Diego CA Unified School District GO	4.000%	7/1/29	100	113
San Diego CA Unified School District GO	4.000%	7/1/32	500	549
San Diego CA Unified School District GO	4.000%	7/1/33	250	273
San Diego CA Unified School District GO	0.000%	7/1/35	475	260
San Diego CA Unified School District GO	0.000%	7/1/35	295	152
San Diego CA Unified School District GO	5.000%	7/1/35	100	116
San Diego CA Unified School District GO	0.000%	7/1/36	340	179
San Diego CA Unified School District GO	0.000%	7/1/37	375	189
San Diego CA Unified School District GO	0.000%	7/1/38	170	82
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,103
San Diego CA Unified School District GO	4.000%	8/1/41	225	238
San Diego CA Unified School District GO	0.000%	7/1/42	150	100
San Diego CA Unified School District GO	0.000%	7/1/43	785	309
San Diego CA Unified School District GO	0.000%	7/1/45	475	173
San Diego CA Unified School District GO	4.000%	7/1/45	225	237
San Diego CA Unified School District GO	5.000%	7/1/45	1,400	1,610
San Diego CA Unified School District GO	0.000%	7/1/47	250	84
San Diego CA Unified School District GO	0.000%	7/1/47	1,495	1,017
San Diego CA Unified School District GO	4.000%	7/1/47	2,500	2,644
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/41	140	164
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	395
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	575	662
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	515

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority
Revenue	5.000%	5/1/18 (Prere.)	30	31
San Diego County CA Water Authority
Revenue	5.000%	5/1/18 (Prere.)	140	143
San Diego County CA Water Authority
Revenue	5.000%	5/1/33	110	132
San Diego County CA Water Authority
Revenue	5.000%	5/1/36	120	142
San Diego County CA Water Authority
Revenue	5.000%	5/1/38	290	343
San Diego County CA Water Authority
Revenue COP	5.000%	5/1/18 (Prere.)	100	102
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	249
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	548
San Francisco CA City & County (War
Memorial Veterans Building Seismic
Upgrade & Improvements) COP	4.000%	4/1/45	405	421
San Francisco CA City & County COP	5.000%	4/1/28	500	605
San Francisco CA City & County GO	5.000%	6/15/26	350	416
San Francisco CA City & County GO	5.000%	10/1/28	100	111
San Francisco CA City & County
International Airport Revenue	4.900%	5/1/29	100	107
San Francisco CA City & County
International Airport Revenue	6.000%	5/1/39	1,265	1,358
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/43	130	146
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/46	150	173
San Francisco CA City & County Public
Utilities Commission Wastewater Revenue	4.000%	10/1/39	135	142
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	108
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/30	320	367
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	670	797
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	155	177
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	145	174
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/36	100	108
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	180	189
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/39	125	134
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/41	250	261
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/41	1,175	1,327
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/43	750	848

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	81
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	800	882
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	110
San Jose CA Airport Revenue	5.000%	3/1/47	500	578
San Jose CA Finance Authority Revenue
(Civic Center Project)	5.000%	6/1/39	615	700
San Jose CA Unified School District Santa
Clara County GO	5.000%	8/1/18 (Prere.)	100	103
San Marcos CA Unified School District GO	0.000%	8/1/32	150	93
San Marcos CA Unified School District GO	0.000%	8/1/51	100	27
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34	800	864
San Mateo CA Union High School District GO	0.000%	9/1/41	100	87
San Mateo CA Union High School District GO	5.000%	9/1/42	90	101
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	97
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	239
Santa Clara County CA GO	5.000%	8/1/34	250	266
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	965	1,127
Southern California Public Power Authority
Revenue (Transmission Project)	6.000%	7/1/18 (Prere.)	1,000	1,033
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	132
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	425	496
Southwestern California Community College
District GO	0.000%	8/1/46	320	107
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	142
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	228
Turlock CA Irrigation District Revenue	5.500%	1/1/41	1,660	1,869
University of California Regents Medical
Center Pooled Revenue	4.000%	5/15/37	300	317
University of California Revenue	5.000%	5/15/18	125	128
University of California Revenue	5.000%	5/15/22	215	250
University of California Revenue	5.000%	5/15/23	510	606
University of California Revenue	5.000%	5/15/25	165	203
University of California Revenue	5.000%	5/15/27	75	92
University of California Revenue	5.000%	5/15/29	1,280	1,502
University of California Revenue	5.000%	5/15/29	295	355
University of California Revenue	5.000%	5/15/31	155	185
University of California Revenue	5.000%	5/15/32	1,050	1,245
University of California Revenue	5.000%	5/15/32	240	280
University of California Revenue	5.000%	5/15/33	700	814
University of California Revenue	4.000%	5/15/36	350	373
University of California Revenue	5.000%	5/15/37	2,205	2,509
University of California Revenue	5.000%	5/15/38	495	570
University of California Revenue	5.000%	5/15/39	285	328
University of California Revenue	5.000%	5/15/40	140	163
University of California Revenue	5.000%	5/15/41	105	123

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/42	250	294
University of California Revenue	5.000%	5/15/42	1,500	1,766
University of California Revenue	5.000%	5/15/42	710	800
University of California Revenue	5.000%	5/15/46	1,970	2,282
University of California Revenue	5.000%	5/15/47	450	527
University of California Revenue PUT	5.000%	5/15/23	905	1,072
Ventura County CA Public Financing
Authority Lease Revenue	5.000%	11/1/38	760	872
Ventura County CA Public Financing
Authority Lease Revenue	4.000%	11/1/43	115	120
Ventura County CA Public Financing
Authority Lease Revenue	5.000%	11/1/43	205	234
West Contra Costa CA Unified School
District GO	4.000%	8/1/54	165	170
Westside Union CA School district GO	0.000%	8/1/45	265	90
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	162
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	104
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	103
Yosemite CA Community College District GO	5.000%	8/1/32	155	183
Yosemite CA Community College District GO	0.000%	8/1/42	1,180	851
				339,531
Colorado (0.8%)
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	353
Adams County CO COP	4.000%	12/1/45	280	291
Aurora CO Water Revenue	5.000%	8/1/46	1,500	1,737
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	141
Boulder Larimer & Weld Counties CO
St. Vrain Valley School District GO	5.000%	12/15/18 (Prere.)	100	104
Boulder Valley CO School District GO	5.000%	12/1/42	970	1,140
Colorado Building Excellent Schools COP	5.000%	3/15/30	450	502
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	750	802
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,086
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.250%	11/1/18 (Prere.)	155	161
Colorado Higher Education Capital
Construction Lease Purchase Financing
Program COP	5.500%	11/1/18 (Prere.)	400	418
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	115
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	57
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	334
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	162
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	228
Denver CO City & County Airport Revenue	5.250%	11/15/36	785	848
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	174
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	435	499

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	157
Denver CO City & County School District GO	4.000%	12/1/41	200	213
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	183
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	705	458
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	92
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	144
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,286
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	276
Regional Transportation District of Colorado
COP	4.000%	6/1/40	345	358
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,344
Regional Transportation District of Colorado
Sales Tax Revenue	4.000%	11/1/36	750	809
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	58
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	255	296
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	100	116
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	200	250
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	406
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	80
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	125	143
University of Colorado Enterprise System
Revenue	5.000%	6/1/43	250	285
				16,106
Connecticut (1.4%)
Connecticut GO	5.000%	12/1/17 (Prere.)	100	100
Connecticut GO	5.000%	11/1/18	125	130
Connecticut GO	5.000%	4/15/19	200	210
Connecticut GO	5.000%	6/15/19	100	106
Connecticut GO	5.000%	11/1/19	255	273
Connecticut GO	5.000%	10/15/20	150	165
Connecticut GO	5.000%	11/1/20	1,000	1,099
Connecticut GO	5.000%	10/15/21	500	560
Connecticut GO	5.000%	12/1/21	400	429
Connecticut GO	5.000%	6/1/22	115	130
Connecticut GO	5.000%	10/15/22	170	194
Connecticut GO	5.000%	10/15/22	180	205
Connecticut GO	5.000%	6/1/23	305	344
Connecticut GO	5.000%	10/15/23	585	678
Connecticut GO	5.000%	3/15/24	410	478

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	6/1/24	230	259
Connecticut GO	5.000%	8/15/24	100	114
Connecticut GO	5.000%	10/15/24	120	137
Connecticut GO	5.000%	2/15/25	100	104
Connecticut GO	5.000%	5/15/25	290	340
Connecticut GO	5.000%	6/15/25	800	940
Connecticut GO	5.000%	10/15/25	100	114
Connecticut GO	5.000%	10/15/25	800	943
Connecticut GO	5.000%	11/15/25	345	407
Connecticut GO	5.000%	6/15/26	800	934
Connecticut GO	5.000%	10/15/26	455	539
Connecticut GO	5.000%	10/15/26	220	250
Connecticut GO	5.000%	11/1/26	315	325
Connecticut GO	5.000%	11/15/26	635	745
Connecticut GO	5.000%	4/15/27	125	149
Connecticut GO	5.000%	5/15/27	195	229
Connecticut GO	5.000%	8/15/27	500	588
Connecticut GO	5.000%	11/15/27	620	722
Connecticut GO	4.000%	9/15/28	265	279
Connecticut GO	5.000%	11/15/28	300	347
Connecticut GO	5.000%	4/15/29	400	468
Connecticut GO	5.000%	9/15/31	160	177
Connecticut GO	5.000%	11/1/31	170	186
Connecticut GO	5.000%	10/15/34	750	850
Connecticut GO	5.000%	6/15/35	500	557
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University)	5.000%	7/1/40	1,680	1,724
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University) PUT	1.375%	7/11/18	100	100
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University) PUT	5.000%	7/1/20	1,605	1,761
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University) PUT	5.000%	7/1/22	500	578
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	345	361
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	200	224
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	435	503
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	290	339
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	500	569
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,005	1,201
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	330	383
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	117

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	690	819
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	95	110
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	365	408
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	500	585
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	171
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	198
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	425	489
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	105	122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	254
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	1,400	1,610
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	112
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	564
				29,106
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	435	517
Delaware GO	5.000%	7/1/24	700	848
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	506
				1,871
District of Columbia (0.9%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	630	632
District of Columbia GO	5.000%	6/1/23	770	909
District of Columbia GO	5.000%	6/1/24	75	88
District of Columbia GO	5.000%	6/1/33 (13)	255	261
District of Columbia GO	5.000%	6/1/33	155	180
District of Columbia GO	5.000%	6/1/34	180	215
District of Columbia GO	5.000%	6/1/35	750	893
District of Columbia GO	4.000%	6/1/36	500	542
District of Columbia GO	5.000%	6/1/36	300	348
District of Columbia GO	4.000%	6/1/37	750	811
District of Columbia GO	5.000%	6/1/38	865	994
District of Columbia GO	4.000%	6/1/41	170	181
District of Columbia GO	5.000%	6/1/41	275	319
District of Columbia GO	5.000%	6/1/41	500	584
District of Columbia Income Tax Revenue	5.000%	12/1/23	305	356
District of Columbia Income Tax Revenue	5.250%	12/1/26	520	563
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	409
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	251
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	137
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	109
District of Columbia Income Tax Revenue	5.000%	12/1/31	300	346
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	514

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,275	2,579
District of Columbia Revenue
(Georgetown University)	5.000%	4/1/30	375	451
District of Columbia Revenue
(Georgetown University)	5.000%	4/1/34	260	307
District of Columbia Revenue
(Georgetown University) PUT	5.250%	10/1/18 (Prere.)	235	244
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.500%	10/1/23 (4)	105	120
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/39	200	232
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.250%	10/1/40	100	118
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/44	430	496
District of Columbia Water & Sewer
Authority Public Utility Revenue	5.000%	10/1/45	1,055	1,212
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	175	191
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	262
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/31 (12)	305	190
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/37	1,160	519
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/39	90	38
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/39 (12)	100	44
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	5.000%	10/1/39	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/40 (12)	1,000	417
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	5.250%	10/1/44	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	5.000%	10/1/53	1,190	1,264
				18,368

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida (3.7%)
Broward County FL Airport System Revenue	5.375%	10/1/29	150	162
Broward County FL Airport System Revenue	4.000%	10/1/42	325	335
Broward County FL Airport System Revenue	5.000%	10/1/42	420	474
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	62
Broward County FL School Board COP	5.000%	7/1/24	125	149
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	519
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	434
Cape Coral FL Water & Sewer System
Revenue	5.000%	10/1/41 (4)	710	792
Central Florida Expressway Authority BAN	4.000%	7/1/37	400	422
Central Florida Expressway Authority Revenue	5.000%	7/1/26	110	135
Central Florida Expressway Authority Revenue	4.000%	7/1/30	500	545
Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	219
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	531
Central Florida Expressway Authority Revenue	4.000%	7/1/36	610	646
Central Florida Expressway Authority Revenue	4.000%	7/1/38	875	921
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	473
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/19	310	328
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	180	195
Florida Board of Education Lottery Revenue	5.000%	7/1/20	1,475	1,622
Florida Board of Education Lottery Revenue	5.000%	7/1/24	380	456
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	210
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/18 (Prere.)	225	233
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,000	1,097
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	318
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,670	1,933
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,200	1,389
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	281
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	259
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	780
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/36	215	234
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/38	100	103
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	500	547
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	545
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	200	205
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	109

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	130
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	145
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	335
Florida Municipal Power Agency Revenue	5.000%	10/1/24	150	179
Florida Municipal Power Agency Revenue	5.000%	10/1/28	90	109
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	54
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,850	2,040
Florida Water Pollution Control Financing
Corp. Revenue	5.000%	1/15/20	200	209
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	437
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	565
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/26	105	126
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/29	1,215	1,388
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	1,010	1,167
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	800	922
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	45
Jacksonville FL Electric Authority Revenue
(St. John’s River Power Park)	5.000%	10/1/18	475	492
Jacksonville FL Special Revenue	5.000%	10/1/30	500	598
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	389
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,083
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	826
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/29	155	173
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	296
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	333
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	555	598
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	140	159
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	100	109
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	118
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	113
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	170
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	215	221
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	455	510

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	225	266
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	119
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,030	4,357
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	248
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	5.375%	10/1/28 (12)	150	161
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	515	143
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,225	321
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	102
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	122
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	102
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	153
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	255
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	355	374
Miami-Dade County FL School Board COP	5.000%	2/1/24	160	188
Miami-Dade County FL School Board COP	5.000%	8/1/24 (2)	1,425	1,466
Miami-Dade County FL School Board COP	5.000%	2/1/26	405	488
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	73
Miami-Dade County FL School District GO	5.000%	3/15/46	3,585	4,072
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	115	132
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	100	114
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	590	672
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	215	250
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	820	927
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	570	660
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	141
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	47
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/18 (Prere.)	145	149
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	560	634
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	780	826
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	196
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	2,430	2,744
Miami-Dade County FL Water & Sewer
Revenue	5.125%	10/1/18 (Prere.)	440	456

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/18 (4)	300	311
Miami-Dade County FL Water & Sewer
Revenue	6.000%	10/1/18 (Prere.)	110	115
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/19 (4)	200	215
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/23	110	130
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/24	605	727
Miami-Dade County FL Water & Sewer
Revenue	5.250%	10/1/29	100	118
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/34	1,200	1,314
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/39 (4)	1,475	1,609
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/42	1,075	1,210
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	500	538
Orange County FL School Board COP	5.000%	8/1/31	905	1,061
Orange County FL School Board COP	5.000%	8/1/33	120	141
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	100	116
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	234
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	900	969
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	250	274
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	520	571
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	65	75
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.000%	5/1/24 (Prere.)	1,445	1,742
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.250%	5/1/24 (Prere.)	200	244
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/18	400	414
Orlando FL Utility Commission Utility
System Revenue	5.000%	4/1/19 (Prere.)	1,350	1,423
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/23	175	207
Orlando FL Utility Commission Utility
System Revenue	5.000%	10/1/25	145	177
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/21	115	102
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	43
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	36
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	465

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	380	411
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	335	342
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	107
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	68
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	164
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	107
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	103
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	10
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	331
South Florida Water Management District COP	5.000%	10/1/33	275	319
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	105
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	151
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	124
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	88
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	439
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	755
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	297
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/37	3,410	3,839
				75,007
Georgia (2.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.625%	1/1/19 (Prere.)	110	116
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/19	120	125
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	215	232
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	165	194
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	843
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	65
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	630
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	268
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	110
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	55
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,100
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,100
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	190
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	715	893
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	186
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	180	214
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	525	615
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	610	656
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	125	145

39

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	95	102
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	645	744
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	615
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	455	514
Georgia GO	5.000%	7/1/18 (Prere.)	150	154
Georgia GO	5.000%	7/1/18	1,000	1,026
Georgia GO	5.000%	1/1/19 (Prere.)	350	366
Georgia GO	5.000%	7/1/19	665	708
Georgia GO	5.000%	7/1/19	100	106
Georgia GO	5.000%	9/1/20	100	111
Georgia GO	5.000%	7/1/21	2,145	2,430
Georgia GO	5.000%	10/1/21	250	285
Georgia GO	5.000%	2/1/22	100	115
Georgia GO	4.500%	11/1/22	135	151
Georgia GO	5.000%	2/1/23	1,370	1,611
Georgia GO	5.000%	2/1/24	450	540
Georgia GO	5.000%	7/1/24	130	133
Georgia GO	5.000%	7/1/24	875	1,057
Georgia GO	5.000%	1/1/25	350	409
Georgia GO	4.000%	7/1/25	1,500	1,732
Georgia GO	5.000%	1/1/26	1,805	2,234
Georgia GO	5.000%	7/1/26	800	996
Georgia GO	5.000%	7/1/27	240	278
Georgia GO	5.000%	1/1/28	2,000	2,489
Georgia GO	5.000%	7/1/28	80	99
Georgia GO	5.000%	7/1/28	1,000	1,251
Georgia GO	5.000%	2/1/30	490	602
Georgia GO	5.000%	2/1/32	525	637
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18 (4)	175	179
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	315	334
Gwinnett County GA School District GO	5.000%	8/1/21	1,600	1,817
Gwinnett County GA School District GO	5.000%	2/1/22	1,600	1,841
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,164
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	90
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (Prere.)	375	399
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/19 (Prere.)	1,250	1,334
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	626
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	920	988
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	200	238
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	545	642
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,240	1,354
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,130	1,210
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	1,005	1,110
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	573
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	100	107

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/38	500	584
Private Colleges & University Authority of
Georgia Revenue (Savannah College of
Art & Design)	5.000%	4/1/44	500	544
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	200
				45,392
Hawaii (0.8%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	97
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	11/1/18	625	649
Hawaii GO	5.000%	11/1/18	100	104
Hawaii GO	5.000%	12/1/18	680	709
Hawaii GO	5.000%	12/1/21 (Prere.)	460	525
Hawaii GO	5.000%	12/1/21 (Prere.)	90	103
Hawaii GO	5.000%	12/1/21 (Prere.)	135	154
Hawaii GO	5.000%	12/1/21 (Prere.)	125	143
Hawaii GO	5.000%	12/1/21 (Prere.)	65	74
Hawaii GO	5.000%	12/1/21 (Prere.)	260	297
Hawaii GO	5.000%	12/1/21 (Prere.)	195	223
Hawaii GO	5.000%	12/1/21 (Prere.)	100	114
Hawaii GO	5.000%	12/1/21 (Prere.)	390	445
Hawaii GO	5.000%	8/1/23	125	148
Hawaii GO	5.000%	8/1/23 (Prere.)	40	47
Hawaii GO	5.000%	10/1/23	1,000	1,189
Hawaii GO	5.000%	8/1/24	265	319
Hawaii GO	5.000%	10/1/24	265	320
Hawaii GO	5.000%	8/1/25	545	655
Hawaii GO	5.000%	10/1/27	600	728
Hawaii GO	5.000%	10/1/27	300	369
Hawaii GO	4.000%	4/1/28	110	124
Hawaii GO	5.000%	8/1/28	50	60
Hawaii GO	5.000%	10/1/28	225	275
Hawaii GO	4.000%	4/1/29	1,750	1,955
Hawaii GO	5.000%	8/1/29	150	178
Hawaii GO	5.000%	8/1/30	715	847
Hawaii GO	5.000%	8/1/30	125	146
Hawaii GO	4.000%	5/1/31	325	359
Hawaii GO	4.000%	5/1/32	500	549
Hawaii GO	5.000%	5/1/34	850	1,019
Hawaii GO	4.000%	5/1/36	500	537
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	613
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	350
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/31	270	298
Honolulu HI City & County Wastewater
System Revenue	4.000%	7/1/33	575	627
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/37	175	197
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/45	355	406
				15,957

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	67
Idaho Housing & Finance Association RAN	5.000%	7/15/26	195	238
				305
Illinois (5.3%)
Chicago IL Board of Education GO	6.000%	4/1/46	2,165	2,537
Chicago IL GO	5.000%	1/1/22	125	136
Chicago IL GO	5.000%	1/1/23	35	38
Chicago IL GO	5.000%	12/1/23 (2)	90	90
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/25 (14)	350	352
Chicago IL GO	5.000%	1/1/25	260	287
Chicago IL GO	5.000%	1/1/27 (4)	200	212
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	5.000%	1/1/28 (4)	100	106
Chicago IL GO	5.000%	1/1/29 (4)	100	106
Chicago IL GO	4.750%	1/1/30 (4)	1,185	1,189
Chicago IL GO	5.625%	1/1/30	400	453
Chicago IL GO	5.625%	1/1/31	200	225
Chicago IL GO	4.750%	1/1/32 (4)	170	171
Chicago IL GO	5.000%	1/1/32 (14)	350	350
Chicago IL GO	5.500%	1/1/33	510	555
Chicago IL GO	5.750%	1/1/33	515	581
Chicago IL GO	5.500%	1/1/34	150	164
Chicago IL GO	5.000%	1/1/35	700	736
Chicago IL GO	4.750%	1/1/36 (4)	400	402
Chicago IL GO	6.000%	1/1/38	1,000	1,145
Chicago IL GO	5.500%	1/1/39	200	217
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	104
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	326
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	132
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	72
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	400
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	86
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	70
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	442
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	545
Chicago IL O’Hare International Airport
Revenue	4.500%	1/1/18 (Prere.)	610	614
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/21 (Prere.)	100	113
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/21 (Prere.)	1,430	1,620
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/21 (Prere.)	1,845	2,097
Chicago IL O’Hare International Airport
Revenue	6.000%	1/1/21 (Prere.)	100	114
Chicago IL O’Hare International Airport
Revenue	6.500%	1/1/21 (Prere.)	2,110	2,448

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/24	185	219
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/26	100	119
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	85	100
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/28	1,695	1,908
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/30	200	232
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	140	156
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	500	578
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	605	691
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/34	500	576
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	50	53
Chicago IL O’Hare International Airport
Revenue	5.625%	1/1/35	585	655
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/37	400	458
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/38	240	277
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/38	2,585	3,003
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	650	749
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/39	525	584
Chicago IL O’Hare International Airport
Revenue	5.750%	1/1/39	505	568
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/44	350	385
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/46	590	663
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/47	3,030	3,445
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.250%	12/1/49	250	277
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.000%	12/1/51	500	541
Chicago IL Transit Authority Sales Tax
Receipts Revenue	5.000%	12/1/51 (4)	500	552
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/20	500	536
Chicago IL Wastewater Transmission
Revenue	0.000%	1/1/28 (14)	275	192
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/39	150	162
Chicago IL Wastewater Transmission
Revenue	5.250%	1/1/42 (4)	500	572

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL Wastewater Transmission
Revenue	5.000%	1/1/47	500	545
Chicago IL Water Revenue	5.000%	11/1/29	50	55
Chicago IL Water Revenue	5.250%	11/1/38	350	358
Chicago IL Waterworks Revenue	4.000%	11/1/18	150	154
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	287
Cook County IL Community College
District GO	5.500%	12/1/38	200	214
Cook County IL GO	5.000%	11/15/17 (14)	300	300
Cook County IL GO	4.000%	11/15/18	300	308
Cook County IL GO	5.000%	11/15/18	340	353
Cook County IL GO	5.000%	11/15/19	115	122
Cook County IL GO	5.000%	11/15/21	125	132
Cook County IL GO	5.250%	11/15/22	165	180
Cook County IL GO	5.000%	11/15/23	335	380
Cook County IL GO	5.000%	11/15/24	200	224
Cook County IL GO	5.250%	11/15/24	200	221
Cook County IL GO	5.000%	11/15/25	295	328
Cook County IL GO	5.250%	11/15/25	100	110
Cook County IL GO	5.000%	11/15/28	85	91
Cook County IL GO	5.250%	11/15/28	1,175	1,281
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	420
Illinois Finance Authority Revenue
(DePaul University)	6.125%	4/1/21 (Prere.)	300	348
Illinois Finance Authority Revenue
(Illinois Wesleyan University)	5.000%	9/1/46	140	152
Illinois Finance Authority Revenue
(University of Chicago)	5.500%	7/1/18 (Prere.)	110	113
Illinois Finance Authority Revenue
(University of Chicago)	5.500%	7/1/18 (Prere.)	80	82
Illinois Finance Authority Revenue
(University of Chicago)	5.750%	7/1/18 (Prere.)	120	124
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/32	90	95
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/33	50	53
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/49	235	239
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/51	75	81
Illinois GO	5.000%	8/1/18	2,000	2,050
Illinois GO	4.000%	9/1/18	285	291
Illinois GO	5.000%	11/1/18	115	119
Illinois GO	5.000%	2/1/19	1,705	1,772
Illinois GO	5.000%	8/1/19	1,550	1,634
Illinois GO	4.000%	9/1/19	25	26
Illinois GO	4.000%	2/1/20	100	103
Illinois GO	5.000%	7/1/20	125	132
Illinois GO	5.000%	8/1/20 (4)	650	698
Illinois GO	4.000%	9/1/20	135	140
Illinois GO	5.000%	11/1/20	1,500	1,597
Illinois GO	4.000%	1/1/21	310	320
Illinois GO	5.000%	1/1/21	100	106
Illinois GO	5.250%	1/1/21	275	294

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois GO	4.000%	2/1/21	100	103
Illinois GO	5.000%	7/1/21	225	241
Illinois GO	5.000%	8/1/21	1,285	1,375
Illinois GO	5.000%	11/1/21	1,500	1,609
Illinois GO	5.000%	2/1/22	150	161
Illinois GO	5.000%	5/1/22	55	59
Illinois GO	5.000%	8/1/22 (4)	200	221
Illinois GO	4.000%	9/1/22	200	207
Illinois GO	4.000%	9/1/22	115	116
Illinois GO	5.000%	2/1/23	220	238
Illinois GO	5.000%	5/1/23	225	244
Illinois GO	5.000%	7/1/23	580	629
Illinois GO	5.000%	11/1/23	1,500	1,629
Illinois GO	5.000%	1/1/24	160	166
Illinois GO	5.000%	2/1/24	125	135
Illinois GO	5.500%	7/1/24	600	661
Illinois GO	5.000%	11/1/24	1,500	1,626
Illinois GO	5.000%	3/1/25	390	415
Illinois GO	5.500%	7/1/25	470	520
Illinois GO	4.000%	8/1/25	580	591
Illinois GO	5.000%	8/1/25	60	64
Illinois GO	5.000%	11/1/25	3,000	3,267
Illinois GO	5.500%	7/1/26	470	519
Illinois GO	5.000%	11/1/26	1,500	1,635
Illinois GO	5.000%	2/1/27	500	546
Illinois GO	5.000%	2/1/27	50	54
Illinois GO	5.000%	5/1/27	250	269
Illinois GO	5.000%	11/1/27	1,500	1,639
Illinois GO	5.000%	11/1/28	1,500	1,638
Illinois GO	5.000%	5/1/29	75	80
Illinois GO	5.250%	7/1/29	295	319
Illinois GO	4.000%	2/1/31 (4)	250	258
Illinois GO	5.250%	2/1/31	100	108
Illinois GO	5.000%	3/1/32	50	52
Illinois GO	5.000%	1/1/34	665	687
Illinois GO	5.000%	5/1/35	150	158
Illinois GO	5.000%	5/1/36	365	384
Illinois GO	5.500%	7/1/38	200	214
Illinois GO	5.000%	5/1/39	555	581
Illinois GO	5.000%	1/1/41	100	104
Illinois GO	4.000%	6/1/41	60	56
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/22	100	113
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/23	230	265
Illinois Municipal Electric Agency Power
Supply System Revenue	5.000%	2/1/29	40	47
Illinois Municipal Electric Agency Power
Supply System Revenue	4.000%	2/1/33	250	265
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	137
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	120	154

45

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	229
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	238
Illinois Sales Tax Revenue	5.000%	6/15/19	820	863
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	171
Illinois Sales Tax Revenue	5.000%	6/15/20	350	379
Illinois Sales Tax Revenue	5.000%	6/15/20	270	293
Illinois Sales Tax Revenue	5.000%	6/15/20	200	212
Illinois Sales Tax Revenue	4.000%	6/15/21	350	362
Illinois Sales Tax Revenue	5.000%	6/15/21	175	195
Illinois Sales Tax Revenue	5.000%	6/15/22	210	237
Illinois Sales Tax Revenue	5.000%	6/15/23	560	640
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	245	178
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	885	988
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	50
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	104
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	111
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	171
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	118
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	325	349
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	198
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	175	203
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	853
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	412
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,850	3,239
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	426
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	2,130	2,374
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,000	1,147
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	266
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,194
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	2,200	2,494
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/32 (14)	2,500	1,370
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	12/15/35 (14)	1,600	755
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	240	200
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	543
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	138
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	44
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	94
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	165	88
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	305	151
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	168
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	182

46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	34
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/20 (14)	290	272
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.650%	6/15/22 (14)	295	337
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	250	151
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	620	364
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	430	240
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/34 (14)	250	127
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/37 (14)	290	127
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/43 (4)	320	108
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/45 (4)	340	105
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/50 (4)	350	371
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/51 (4)	570	132
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/32	175	184
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/35	185	192
Northern Illinois Municipal Power Agency
Project Revenue	5.000%	12/1/41	485	540
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	131
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	340	342
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	370
Springfield IL Electric Revenue	5.000%	3/1/33	500	565
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	88
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	39
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	122
				106,220

47

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indiana (0.5%)
Carmel IN Revelopment Authority	4.000%	2/1/38	675	713
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	300	358
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	690	850
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	350	443
Indiana Finance Authority Revenue	5.000%	2/1/20	105	114
Indiana Finance Authority Revenue	5.000%	2/1/24	85	102
Indiana Finance Authority Revenue	5.000%	2/1/25	50	61
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/37	110	130
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/21 (Prere.)	680	760
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	590	675
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	250	279
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	1,370	1,528
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	571
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	106
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	115
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	1,015	1,155
Indianapolis IN Local Public Improvement
Bond Bank Revenue (PILOT Infrastructure
Project)	5.000%	1/1/35 (4)	1,600	1,717
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	10
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	32
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	21
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	52
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	126
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,048
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	120	126
				11,092
Iowa (0.2%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	314
Iowa Higher Education Loan Authority
Revenue Private College Facility
(Grinnell College Project)	5.000%	12/1/46	1,500	1,756
Iowa Special Obligation Revenue	4.000%	6/1/26	160	184
Iowa Special Obligation Revenue	5.000%	6/1/28	485	586
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	555	589
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	105	111
				3,540

48

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kansas (0.3%)
Kansas Department of Transportation
Highway Revenue	5.500%	3/1/19 (4)	350	370
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	180	199
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/24	585	708
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	140	169
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	205	251
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/27	510	621
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/30	750	899
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/34	195	230
Kansas Development Finance Authority
Revenue (Kansas Department of Health
& Environment)	5.000%	3/1/21	545	592
Seward County KS Unified School
District No. 480 GO	5.000%	9/1/39	90	105
Seward County KS Unified School
District No. 480 GO	5.000%	9/1/39	410	455
Wyandotte County KS Unified School
District No. 500 GO	4.125%	9/1/37	500	539
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	750	852
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	86
				6,076
Kentucky (0.4%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	185	218
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	435	514
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	139
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	166
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	111
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	510	524
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	120	125
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	230	238
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	167
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	334
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	30	31

49

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kentucky Property & Building
Commission Revenue	5.250%	2/1/19 (Prere.)	230	242
Kentucky Property & Building
Commission Revenue	5.250%	2/1/19 (Prere.)	15	16
Kentucky Property & Building
Commission Revenue	5.250%	2/1/19 (Prere.)	800	840
Kentucky Property & Building
Commission Revenue	5.000%	8/1/19	100	106
Kentucky Property & Building
Commission Revenue	5.000%	8/1/19	500	532
Kentucky Property & Building
Commission Revenue	5.000%	8/1/21	120	132
Kentucky Property & Building
Commission Revenue	5.000%	8/1/22	600	686
Kentucky Property & Building
Commission Revenue	5.000%	8/1/23	530	617
Kentucky Property & Building
Commission Revenue	5.000%	5/1/29	750	883
Kentucky Public Transportation
Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	200	225
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	430	517
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	5.000%	5/15/34	110	124
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	4.250%	5/15/38 (12)	165	167
Louisville & Jefferson County KY
Metropolitan Sewer & Drain System
Revenue	3.000%	5/15/46	610	557
				8,211
Louisiana (0.8%)
East Baton Rouge LA Sewerage
Commission Revenue	5.250%	2/1/19 (Prere.)	175	184
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	58
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	114
Lafayette LA Communications System
Revenue	5.250%	11/1/17 (Prere.)	275	275
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	582
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	325	390
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	700	765
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	160	184
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	179
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	420	483
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	755	870
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/39	110	115
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	1,325	1,434

50

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	160	184
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	1,043
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	1,015	1,174
Louisiana GO	5.000%	7/15/20	515	566
Louisiana GO	5.000%	7/15/23	1,040	1,196
Louisiana GO	5.000%	7/15/24	475	544
Louisiana GO	5.000%	8/1/25	50	59
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	5.000%	2/1/43	100	111
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	5.000%	2/1/44	400	452
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	4.000%	2/1/48	635	650
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (LCTCS Facilities
Corp. Project)	5.000%	10/1/37	1,170	1,311
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (LCTCS Facilities
Corp. Project)	5.000%	10/1/39	100	112
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	165
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	1,290	1,410
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	330
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	237
				15,177
Maine (0.0%)
Maine GO	5.000%	6/1/21	500	565

Maryland (2.3%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	105
Baltimore MD Project Revenue	5.000%	7/1/38	60	68
Baltimore MD Project Revenue	5.000%	7/1/41	660	733
Baltimore MD Project Revenue	5.000%	7/1/43	105	119
Howard County MD GO	5.000%	2/15/27	650	814
Howard County MD GO	5.000%	2/15/28	1,700	2,117
Howard County MD GO	3.000%	2/15/30	100	102
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	212
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	151
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,360	1,596
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	168

51

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland Department of Transportation
Revenue	4.000%	11/1/27	550	620
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	760
Maryland GO	5.000%	3/1/18	100	101
Maryland GO	5.000%	7/15/18 (Prere.)	115	118
Maryland GO	5.000%	8/1/18	445	458
Maryland GO	5.000%	3/1/19	110	116
Maryland GO	5.000%	3/1/19 (Prere.)	60	63
Maryland GO	5.000%	3/15/19	125	132
Maryland GO	5.000%	3/15/19 (Prere.)	955	1,006
Maryland GO	5.000%	8/1/19 (Prere.)	200	213
Maryland GO	5.000%	8/1/20	500	551
Maryland GO	5.000%	8/1/20 (Prere.)	125	138
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,566
Maryland GO	5.000%	3/1/21 (Prere.)	400	448
Maryland GO	5.000%	3/1/21	125	140
Maryland GO	4.500%	8/1/21	200	223
Maryland GO	5.000%	8/1/21 (Prere.)	100	113
Maryland GO	5.000%	8/1/21	150	170
Maryland GO	5.000%	8/1/21	650	738
Maryland GO	5.000%	8/1/21 (Prere.)	460	521
Maryland GO	4.000%	3/1/22 (Prere.)	500	554
Maryland GO	5.000%	3/1/22 (Prere.)	250	288
Maryland GO	5.000%	3/15/22	1,000	1,153
Maryland GO	5.000%	6/1/22	840	972
Maryland GO	5.000%	8/1/22 (Prere.)	400	464
Maryland GO	5.000%	8/1/22	2,420	2,813
Maryland GO	5.000%	8/1/22	2,000	2,325
Maryland GO	5.000%	8/1/22	1,585	1,842
Maryland GO	5.000%	3/1/23 (Prere.)	200	235
Maryland GO	5.000%	3/1/23 (Prere.)	730	858
Maryland GO	5.000%	3/1/23	200	235
Maryland GO	5.000%	3/1/23 (Prere.)	130	153
Maryland GO	5.000%	3/15/23	1,595	1,879
Maryland GO	5.000%	6/1/23	125	148
Maryland GO	4.000%	8/1/23	150	170
Maryland GO	5.000%	8/1/23	310	368
Maryland GO	5.000%	8/1/23	175	208
Maryland GO	5.000%	8/1/23 (Prere.)	115	136
Maryland GO	4.000%	8/1/24	700	802
Maryland GO	5.000%	8/1/24	210	254
Maryland GO	4.000%	6/1/25	1,590	1,829
Maryland GO	5.000%	3/15/26	450	558
Maryland GO	5.000%	6/1/26	1,000	1,204
Maryland GO	4.000%	8/1/26	1,000	1,122
Maryland GO	3.000%	3/1/27	350	361
Maryland GO	4.000%	6/1/27	770	875
Maryland GO	4.000%	8/1/27	960	1,072
Maryland GO	5.000%	8/1/27	500	631
Maryland GO	3.000%	3/1/28	295	302
Maryland GO	4.000%	6/1/28	1,000	1,123
Maryland GO	3.000%	8/1/28	200	207
Maryland GO	3.000%	8/1/29	135	139

52

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland GO	3.000%	3/1/30	200	205
Maryland GO	3.000%	6/1/31	500	510
Maryland Stadium Authority Revenue
(Baltimore City Public Schools Construction
& Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,079
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/36 (4)	225	231
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	390	400
Maryland Transportation Authority GAN	5.250%	3/1/19	545	575
Montgomery County MD GO	5.000%	11/1/20	400	444
Montgomery County MD GO	5.000%	7/1/21	245	278
Montgomery County MD GO	5.000%	11/1/23	940	1,123
Montgomery County MD GO	5.000%	11/1/25	745	907
Montgomery County MD GO	5.000%	11/1/26	115	140
				45,552
Massachusetts (4.8%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	762
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	925	950
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	134
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	438
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	100
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	100	126
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/32	955	596
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,060
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	850	978
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	613
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,000	1,077
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	1,185	1,274
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	165	177
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	610	652
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	981
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	850	883
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	893

53

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.000%	1/1/41	460	516
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.000%	1/1/47	500	559
Massachusetts Development Finance
Agency Revenue (Emmanuel College)	5.000%	10/1/43	500	560
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,000	1,110
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/22	290	338
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/24	110	133
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/36	880	1,151
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	7/15/40	455	601
Massachusetts Development Finance
Agency Revenue (Suffolk University)	5.000%	7/1/29	500	585
Massachusetts Development Finance
Agency Revenue (Williams College)	5.000%	7/1/43	380	434
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	72
Massachusetts GO	5.000%	12/1/17	1,085	1,089
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	129
Massachusetts GO	5.500%	8/1/18	745	770
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,419
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	53
Massachusetts GO	5.000%	8/1/19	600	640
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	113
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	225
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	114
Massachusetts GO	5.250%	8/1/21	75	86
Massachusetts GO	5.250%	9/1/21 (4)	540	618
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	171
Massachusetts GO	5.000%	7/1/22	135	156
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	522
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,100	1,275
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	185
Massachusetts GO	5.000%	8/1/22	250	290
Massachusetts GO	5.250%	8/1/22	250	293
Massachusetts GO	5.000%	10/1/22	330	384
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	239
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,167
Massachusetts GO	5.000%	3/1/23	500	587
Massachusetts GO	5.000%	7/1/23	1,475	1,743
Massachusetts GO	5.000%	7/1/23	185	219
Massachusetts GO	5.000%	8/1/23	285	337
Massachusetts GO	5.250%	8/1/23	975	1,167
Massachusetts GO	5.000%	7/1/24	395	475
Massachusetts GO	4.000%	5/1/25	1,000	1,121
Massachusetts GO	5.000%	7/1/25	1,615	1,973
Massachusetts GO	5.000%	8/1/25	200	245
Massachusetts GO	5.250%	9/1/25 (4)	210	261
Massachusetts GO	5.000%	7/1/27	405	506

54

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts GO	4.000%	10/1/27	225	241
Massachusetts GO	5.000%	7/1/28	1,300	1,639
Massachusetts GO	5.000%	7/1/29	445	539
Massachusetts GO	5.000%	9/1/29	1,000	1,156
Massachusetts GO	4.000%	11/1/29	100	110
Massachusetts GO	5.000%	7/1/30	505	601
Massachusetts GO	5.500%	8/1/30 (2)	645	847
Massachusetts GO	4.000%	7/1/31	200	216
Massachusetts GO	5.000%	7/1/33	100	117
Massachusetts GO	5.000%	2/1/34	1,460	1,742
Massachusetts GO	5.000%	2/1/35	110	130
Massachusetts GO	5.000%	7/1/35	1,000	1,167
Massachusetts GO	5.000%	8/1/35	100	113
Massachusetts GO	4.000%	9/1/35	570	611
Massachusetts GO	3.375%	10/1/35	200	201
Massachusetts GO	5.000%	12/1/35	100	119
Massachusetts GO	5.000%	2/1/36	205	242
Massachusetts GO	5.000%	7/1/36	840	977
Massachusetts GO	4.000%	9/1/37	100	106
Massachusetts GO	4.000%	9/1/37	200	212
Massachusetts GO	5.000%	12/1/38	750	883
Massachusetts GO	4.000%	5/1/39	255	268
Massachusetts GO	4.250%	12/1/39	1,525	1,647
Massachusetts GO	4.000%	5/1/40	100	105
Massachusetts GO	5.000%	3/1/41	700	805
Massachusetts GO	4.000%	4/1/42	1,390	1,456
Massachusetts GO	4.000%	4/1/42	955	982
Massachusetts GO	4.500%	12/1/43	4,405	4,796
Massachusetts GO	4.000%	2/1/44	500	521
Massachusetts GO	5.000%	7/1/45	400	460
Massachusetts GO	4.000%	2/1/46	1,000	1,040
Massachusetts GO	5.000%	3/1/46	735	842
Massachusetts GO	4.000%	4/1/46	1,270	1,325
Massachusetts GO	5.000%	4/1/47	1,505	1,749
Massachusetts GO	5.250%	4/1/47	200	239
Massachusetts Health & Educational
Facilities Authority Revenue (Berklee
College of Music, Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational
Facilities Authority Revenue (Harvard
University)	5.000%	12/15/19 (Prere.)	335	362
Massachusetts Health & Educational
Facilities Authority Revenue (MIT)	5.250%	7/1/33	100	133
Massachusetts Health & Educational
Facilities Authority Revenue (Northeastern
University)	5.000%	10/1/35	750	819
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	183
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18	1,250	1,289
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	80
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	670	720

55

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	390	445
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	302
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,468
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,616
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,188
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	312
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	63
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,494
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	426
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	313
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	465	540
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/30 (14)	125	161
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	100	124
Massachusetts Transportation Fund
Revenue (Accelerated Bridge Program)	4.375%	6/1/43	85	90
Massachusetts Transportation Fund
Revenue (Accelerated Bridge Program)	5.000%	6/1/44	1,000	1,151
Massachusetts Transportation Fund
Revenue (Accelerated Bridge Program)	4.000%	6/1/46	300	314
Massachusetts Transportation Fund
Revenue (Rail Enhancement Program)	5.000%	6/1/41	750	871
Massachusetts Transportation Fund
Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	157
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	120	124
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	107
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/22	625	728
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/38	2,450	2,607
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,133
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	181
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	224
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	345	385
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	136

56

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Water Resources
Authority Revenue	5.500%	8/1/21 (4)	750	865
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/22	1,160	1,237
Massachusetts Water Resources
Authority Revenue	5.500%	8/1/22 (4)	2,960	3,512
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/26 (4)	730	923
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/31	2,000	2,444
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/31	100	121
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/31 (4)	80	104
Massachusetts Water Resources
Authority Revenue	4.000%	8/1/36	245	263
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/37	125	143
Massachusetts Water Resources
Authority Revenue	4.000%	8/1/40	500	530
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/33	180	204
Metropolitan Boston MA Transit Parking
Corp. Revenue	5.250%	7/1/36	1,200	1,358
University of Massachusetts Building
Authority Revenue	5.000%	11/1/39	295	335
University of Massachusetts Building
Authority Revenue	5.000%	11/1/40	60	69
University of Massachusetts Building
Authority Revenue	5.000%	11/1/44	85	98
University of Massachusetts Building
Authority Revenue	4.000%	11/1/45	150	157
				97,200
Michigan (1.1%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	132
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	156
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	310	318
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	258
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	544
Great Lakes MI Water Authority Water
Supply System Revenue	5.000%	7/1/33	620	716
Great Lakes MI Water Authority Water
Supply System Revenue	5.000%	7/1/46	280	315
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	280
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	872
Holland MI Electric Utility System Revenue	5.000%	7/1/39	430	481
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi
Water Pipeline)	5.250%	11/1/28	500	572
Karegnondi Water Authority Michigan
Water Supply System Revenue
(Karegnondi Water Pipeline)	5.250%	11/1/40	230	257
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	50	55

57

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	283
Michigan Building Authority Revenue	5.000%	4/15/19	445	470
Michigan Building Authority Revenue	5.000%	4/15/22	565	650
Michigan Building Authority Revenue	5.000%	4/15/23	130	152
Michigan Building Authority Revenue	5.000%	10/15/29	75	87
Michigan Building Authority Revenue	5.000%	10/15/32	300	355
Michigan Building Authority Revenue	5.000%	4/15/33	485	564
Michigan Building Authority Revenue	5.000%	10/15/33	195	229
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,297
Michigan Building Authority Revenue	5.000%	4/15/41	500	569
Michigan Building Authority Revenue	5.000%	10/15/50	110	125
Michigan Finance Authority Revenue	5.000%	4/1/19	250	261
Michigan Finance Authority Revenue	5.000%	4/1/21	250	275
Michigan Finance Authority Revenue	5.000%	10/1/39	110	122
Michigan Finance Authority Revenue	5.000%	7/1/44	720	777
Michigan Finance Authority Revenue
(Detroit School District)	5.000%	5/1/18	700	714
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	250	291
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	400	466
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	280	324
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	130
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	540
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,459
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	201
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,950	2,074
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	117
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	223
Michigan GAN	5.000%	3/15/22	720	824
Michigan GAN	5.000%	3/15/25	460	552
Michigan GAN	5.000%	3/15/26	430	521
Michigan GAN	5.000%	3/15/27	480	587
Michigan GO	5.000%	11/1/18 (Prere.)	50	52
Michigan GO	5.000%	5/1/19	65	66
Michigan Public Power Agency (Belle River
Project refunding Revenue)	5.250%	1/1/18 (14)	150	151
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	195	223
Michigan Trunk Line Revenue	5.500%	11/1/18	65	68
Michigan Trunk Line Revenue	5.000%	11/1/19	50	54
University of Michigan Revenue	5.000%	4/1/40	800	932
University of Michigan Revenue	5.000%	4/1/47	500	587
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	254

58

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	161
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	208
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	51
				23,002
Minnesota (0.3%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/17 (Prere.)	250	251
Minnesota General Fund Revenue	5.000%	3/1/22	415	477
Minnesota General Fund Revenue	5.000%	3/1/27	500	571
Minnesota General Fund Revenue	5.000%	3/1/29	760	865
Minnesota GO	5.000%	10/1/18	350	362
Minnesota GO	5.000%	8/1/19	200	213
Minnesota GO	5.000%	11/1/19	75	81
Minnesota GO	5.000%	8/1/20 (Prere.)	180	198
Minnesota GO	5.000%	8/1/20 (Prere.)	375	413
Minnesota GO	5.000%	8/1/20	500	551
Minnesota GO	5.000%	8/1/21	485	535
Minnesota GO	5.000%	8/1/23	150	178
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	472
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,042
				6,209
Mississippi (0.4%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	554
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	545	604
Mississippi GO	5.000%	10/1/20	200	222
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,542
Mississippi GO	5.000%	11/1/21	260	297
Mississippi GO	5.000%	10/1/27	1,000	1,251
Mississippi GO	5.000%	10/1/28	890	1,104
Mississippi GO	5.000%	10/1/34	100	120
Mississippi GO	4.000%	10/1/35	175	189
Mississippi GO	4.000%	10/1/36	1,190	1,282
				7,165
Missouri (0.3%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/28	250	259
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	220	256
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	305
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	569
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	59
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,210	1,280
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	180	217
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	135	162

59

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	122
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	276
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	142
St. Louis MO Airport Revenue
(Lambert-St. Louis International Airport)	5.500%	7/1/30 (14)	75	97
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,510	1,700
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	706
				6,150
Nebraska (0.2%)
Nebraska GO (Lincoln-West Haymarket
Joint Public Agency)	5.000%	12/15/42	50	56
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	520	524
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,704
Nebraska Public Power District Revenue	4.000%	1/1/44	810	827
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	168
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	300	365
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	85	100
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	184
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	152
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/42	420	470
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	156
				4,706
Nevada (1.2%)
Clark County NV Airport Improvement
Revenue	5.000%	7/1/18	1,120	1,148
Clark County NV Airport Improvement
Revenue	5.000%	7/1/24 (4)	555	590
Clark County NV Airport Improvement
Revenue	5.000%	7/1/25 (4)	215	228
Clark County NV GO	5.000%	6/1/18 (Prere.)	295	302
Clark County NV GO	5.000%	6/1/18 (Prere.)	55	56
Clark County NV GO	5.000%	11/1/26	170	210
Clark County NV GO	5.000%	11/1/27	135	166
Clark County NV GO	4.000%	6/1/31	565	624
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	532
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	360	388
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.125%	7/1/34	845	911
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	175	189

60

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	135	145
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	246
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	50	51
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	328
Clark County NV School District GO	5.000%	6/15/18	1,960	2,007
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	410
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	159
Clark County NV School District GO	5.000%	6/15/18	720	737
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	250	256
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,152
Clark County NV School District GO	5.000%	6/15/20	175	192
Clark County NV School District GO	5.000%	6/15/21 (14)	80	83
Clark County NV School District GO	5.000%	6/15/22 (14)	45	47
Clark County NV School District GO	5.000%	6/15/23	750	883
Clark County NV School District GO	5.000%	6/15/23	80	94
Clark County NV School District GO	5.000%	6/15/23 (14)	180	186
Clark County NV School District GO	5.000%	6/15/25	450	545
Clark County NV School District GO	5.000%	6/15/25	100	121
Clark County NV Water Reclamation
District GO	5.000%	7/1/23	115	136
Las Vegas NV Convention & Visitors
Authority Revenue	5.000%	7/1/28	155	184
Las Vegas NV Convention & Visitors
Authority Revenue	5.000%	7/1/29	160	188
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	350	374
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	220	222
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	150	152
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	105	106
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	294
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	589
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	66
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,280	1,488
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	1,025	1,194
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	674
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,151
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/17 (Prere.)	125	125
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	3/1/22	50	58
Nevada Capital Improvement GO	5.000%	4/1/20	250	272
Nevada GO	5.000%	12/1/17 (Prere.)	100	100
Nevada GO	5.000%	6/1/18	100	102
Nevada GO	5.000%	4/1/24	210	251
Nevada GO	5.000%	11/1/24	140	169
Nevada GO	5.000%	11/1/26	250	302
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/27	200	245
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/30	345	422
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/31	445	541

61

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Nevada Unemployment Compensation
Revenue	5.000%	12/1/17	100	100
Truckee Meadows NV Water Authority
Water Revenue	5.000%	7/1/33	100	118
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/29	885	926
Washoe County NV Highway Fuel Tax
Revenue	5.000%	2/1/38	140	146
				23,681
New Hampshire (0.0%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	388

New Jersey (5.9%)
Garden State Preservation Trust New Jersey
Revenue	5.125%	11/1/19 (4)	135	145
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/17 (4)	90	90
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	562
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	400	454
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	400	447
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	500	374
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	358
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	367
New Jersey Building Authority Revenue	5.000%	12/15/18	1,585	1,639
New Jersey COP	5.250%	6/15/19 (Prere.)	1,960	2,087
New Jersey COP	5.250%	6/15/19 (Prere.)	420	447
New Jersey Economic Development
Authority Lease Revenue (Rutgers State
University)	5.000%	6/15/46	1,495	1,686
New Jersey Economic Development
Authority Revenue	5.000%	11/1/22	550	611
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	560	625
New Jersey Economic Development
Authority Revenue	4.000%	6/15/24	415	441
New Jersey Economic Development
Authority Revenue	4.000%	11/1/25	405	430
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	100	117

62

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue	5.000%	6/15/41	200	214
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	1,000	1,050
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/22	100	111
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/24	130	143
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	4.250%	6/15/27	320	330
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/28	250	268
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	1,000	1,006
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	1,425	1,561
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/18	465	481
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/19 (ETM)	1,000	1,050
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	400	419
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	600	628
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	1,075	1,126
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	12/15/19 (2)	130	139
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/20	220	234
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/20 (ETM)	240	265
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/20 (ETM)	135	149
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/21	510	555
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	3/1/21 (Prere.)	100	112
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/21	610	662

63

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	12/15/21 (14)	100	112
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/22	550	606
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/22	1,135	1,250
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/23	1,590	1,770
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	3.000%	3/1/24	710	711
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/24	1,050	1,160
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/24	250	269
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/25	1,915	2,103
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/25	175	190
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/25	470	506
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/26	800	875
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/26	500	541
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/27	305	329
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/27	235	256
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	4.375%	6/15/27	110	118
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/27	165	182
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/28	600	651
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/29	180	195

64

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/30	885	953
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/31	100	108
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/34	110	119
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/35	200	216
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/38	150	160
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	106
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC—Rowan University Housing Project)	5.000%	1/1/48	100	106
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit
Corp. Light Rail Transit System Project)	5.000%	5/1/19	215	224
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit
Corp. Projects)	5.000%	11/1/21	990	1,089
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit
Corp. Projects)	5.000%	11/1/23	250	280
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit
Corp. Projects)	5.000%	11/1/25	340	385
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	144
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	207
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,021
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	149
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/47	520	557
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	100	102
New Jersey GO	5.125%	7/15/18	300	308
New Jersey GO	5.250%	7/15/18 (2)	455	468
New Jersey GO	5.250%	7/1/19	125	133
New Jersey GO	5.250%	7/15/19 (2)	170	181
New Jersey GO	5.000%	6/1/20	300	326
New Jersey GO	5.000%	8/15/20	500	546
New Jersey GO	5.000%	6/1/22	700	794
New Jersey GO	5.000%	6/1/28	125	143

65

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	41
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	125	132
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/19	150	157
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/20	200	215
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/21	250	256
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/22	530	543
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/23	150	153
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/23	100	112
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/24	160	164
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/25	200	228
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/27	300	341
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/28	300	338
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/29	2,540	2,595
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/30	225	230
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/30	150	168
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/31	3,090	3,154
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	0.000%	12/15/35 (2)	160	75

66

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	12/15/23	540	563
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	580	633
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	12/15/25 (2)	470	472
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.375%	12/15/25	100	104
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/28	940	1,016
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/30	135	148
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.000%	6/15/31	120	122
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.750%	12/15/31	700	732
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	750	805
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	145	155
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/36	145	154
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	0.000%	12/15/36	170	72
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	885	932
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	1,910	2,027
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	450	482
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	140	153
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	400	425
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	515	543
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/45	120	128
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	50	53
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	200	213
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	325	347
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	500	534
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/20	120	131
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (14)	300	331
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21	740	831
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/22	125	138

67

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/22	65	72
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/22	800	900
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	945	1,075
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/23	115	127
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/23	770	867
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	240	274
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23 (2)	255	292
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/23	315	359
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	315	363
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/24	140	158
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/24 (2)	885	703
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/24	360	409
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.375%	12/15/24	230	240
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/25	380	280
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/26	450	486
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	230	162
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	1,540	1,120
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/26 (2)	200	201
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/27 (2)	155	156
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	1,880	1,246
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	890	568
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.625%	12/15/28	100	105
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	140	90
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	450	273
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30 (14)	100	60
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/30	1,000	577
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31 (14)	675	386

68

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	735	404
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	700	756
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/32	670	734
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	1,555	871
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32	140	73
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/32 (2)	1,940	1,949
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	280	138
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	220	109
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	640	300
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/34 (2)	715	718
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	135	151
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/35	975	433
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	250	266
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/36 (2)	760	337
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	415	166
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	965	386
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	4.750%	12/15/37 (2)	2,250	2,259
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	1,590	605
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	250	95
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.875%	12/15/38	1,795	1,877
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	1,510	1,582
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/39	1,315	475
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/40	1,005	344
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	120	129
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	1,310	1,377
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	370	385
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	84
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	70	73

69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	460	482
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,000	1,082
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	162
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,055	1,140
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	670	777
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	150	173
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	315	364
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	150	173
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	275	316
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	115	136
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	145	181
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	230	271
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	50	57
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	530	638
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	280	328
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	245	279
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	345	403
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	200	233
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	665	752
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,200	1,393
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	600	670
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	490
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	492
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	598
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	690	806
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	670	775
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	624
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	1,000	1,057
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	65	72
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	155	161
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	2,975	3,351
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	1,000	1,165
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	103
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	845	943
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	3,695	4,160
Newark NJ Housing Authority Port
Authority-Port Newark Marine Terminal
Revenue (City of Newark Redevelopment
Projects)	5.000%	1/1/32 (14)	210	240
Rahway NJ BAN	2.250%	8/2/18	1,000	1,007
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	333
Rutgers State University New Jersey Revenue	5.000%	5/1/43	210	237
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	130	141
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/39	80	87
Toms River NJ BAN	2.000%	6/20/18	1,000	1,004
				119,789
New Mexico (0.1%)
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/18	260	266
New Mexico Finance Authority
Transportation Revenue	4.000%	6/15/19	210	219

70

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	350	372
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	100	110
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	355	402
				1,369
New York (20.6%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	1,080	1,204
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	285
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	55
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	72
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	1,000	1,169
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	223
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/21 (Prere.)	3,080	3,525
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/32	500	597
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/33	500	595
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/34	500	592
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/35	490	578
Hudson Yards Infrastructure Corp.
New York Revenue	4.000%	2/15/36	525	560
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/37	760	892
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/39	500	584
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	300	332
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	615	701
Long Island NY Power Authority Electric
System Revenue	5.500%	4/1/19 (Prere.)	400	425
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	135	144
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/19 (Prere.)	150	160
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/19 (Prere.)	435	466
Long Island NY Power Authority Electric
System Revenue	5.500%	5/1/19 (Prere.)	425	453
Long Island NY Power Authority Electric
System Revenue	6.000%	5/1/19 (Prere.)	550	590
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/22 (4)	100	92

71

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/26 (4)	110	89
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/26	100	115
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/28 (4)	270	202
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/36 (4)	400	442
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	500	552
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/38	560	618
Long Island NY Power Authority Electric
System Revenue	5.750%	4/1/39	790	835
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/42	480	528
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	1,000	1,130
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/45	210	238
Nassau County NY GO	5.000%	1/1/22	100	114
Nassau County NY GO	5.000%	4/1/39	250	282
Nassau County NY GO	5.000%	4/1/43	390	438
New York City NY GO	5.000%	2/1/18 (Prere.)	120	121
New York City NY GO	5.000%	4/1/18 (Prere.)	25	25
New York City NY GO	5.000%	4/1/18 (Prere.)	100	102
New York City NY GO	5.000%	4/1/18 (Prere.)	35	36
New York City NY GO	5.000%	8/1/18	2,000	2,058
New York City NY GO	5.000%	8/1/18	240	247
New York City NY GO	5.000%	8/1/18	500	515
New York City NY GO	5.000%	8/1/18	405	417
New York City NY GO	5.000%	8/1/18	500	515
New York City NY GO	5.000%	8/1/18	240	247
New York City NY GO	5.000%	8/1/18	750	772
New York City NY GO	5.500%	11/15/18 (Prere.)	100	105
New York City NY GO	5.375%	4/1/19 (Prere.)	1,000	1,060
New York City NY GO	5.000%	5/15/19 (Prere.)	15	16
New York City NY GO	4.000%	8/1/19	90	94
New York City NY GO	5.000%	8/1/19	660	703
New York City NY GO	5.000%	8/1/19	435	464
New York City NY GO	5.000%	8/1/19	495	528
New York City NY GO	5.000%	8/1/19	175	187
New York City NY GO	5.000%	8/1/19	195	208
New York City NY GO	5.000%	8/1/19	500	533
New York City NY GO	4.000%	9/1/19	255	261
New York City NY GO	5.000%	8/1/20	150	165
New York City NY GO	5.000%	8/1/20	200	220
New York City NY GO	5.000%	8/1/20	455	500
New York City NY GO	5.000%	8/1/20	675	742
New York City NY GO	5.000%	8/1/20	3,800	4,179
New York City NY GO	5.000%	8/1/20	350	373
New York City NY GO	5.000%	8/1/20	1,455	1,600
New York City NY GO	5.000%	8/1/20	425	467
New York City NY GO	5.000%	8/1/20	150	165

72

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/20	375	412
New York City NY GO	5.000%	4/1/21	270	302
New York City NY GO	5.000%	8/1/21	180	192
New York City NY GO	5.000%	8/1/21	2,500	2,825
New York City NY GO	5.000%	8/1/21	175	198
New York City NY GO	5.000%	8/1/21	340	384
New York City NY GO	5.000%	8/1/21	125	141
New York City NY GO	5.000%	8/1/21	100	113
New York City NY GO	5.000%	8/1/21	710	802
New York City NY GO	5.000%	8/1/21	680	769
New York City NY GO	5.000%	8/1/22	2,480	2,866
New York City NY GO	5.000%	8/1/22	145	168
New York City NY GO	5.000%	8/1/22	300	347
New York City NY GO	5.000%	8/1/22	60	69
New York City NY GO	5.000%	8/1/22	100	116
New York City NY GO	5.000%	8/1/22	175	202
New York City NY GO	5.000%	8/1/22	200	231
New York City NY GO	5.000%	8/1/22	110	127
New York City NY GO	5.000%	4/1/23	815	936
New York City NY GO	5.000%	8/1/23	125	133
New York City NY GO	5.000%	8/1/23	250	282
New York City NY GO	5.000%	8/1/23	105	124
New York City NY GO	5.000%	8/1/23	215	253
New York City NY GO	5.000%	8/1/23	100	118
New York City NY GO	5.000%	8/1/23	15	18
New York City NY GO	5.000%	4/1/24	115	117
New York City NY GO	5.000%	8/1/24	1,010	1,209
New York City NY GO	5.000%	8/1/24	605	724
New York City NY GO	5.000%	8/1/24	665	796
New York City NY GO	5.000%	8/1/24	515	616
New York City NY GO	5.000%	8/1/24	295	341
New York City NY GO	5.000%	8/1/24	200	231
New York City NY GO	5.000%	4/1/25	75	76
New York City NY GO	5.000%	8/1/25	200	233
New York City NY GO	5.000%	8/1/25	595	701
New York City NY GO	5.000%	8/1/25	435	528
New York City NY GO	5.000%	8/1/25	160	191
New York City NY GO	5.000%	8/1/25	100	121
New York City NY GO	5.000%	8/1/25	1,070	1,298
New York City NY GO	5.000%	8/1/26	500	577
New York City NY GO	5.000%	8/1/26	1,105	1,347
New York City NY GO	5.125%	12/1/26	100	100
New York City NY GO	5.000%	4/1/27	275	314
New York City NY GO	5.000%	8/1/27	200	239
New York City NY GO	5.000%	8/1/27	295	357
New York City NY GO	5.000%	8/1/27	200	241
New York City NY GO	5.000%	8/1/28	100	121
New York City NY GO	5.000%	8/1/28	300	356
New York City NY GO	5.000%	8/1/28	55	66
New York City NY GO	5.000%	8/1/28	225	275
New York City NY GO	5.000%	10/1/28	725	835
New York City NY GO	5.000%	8/1/29	240	280
New York City NY GO	5.000%	8/1/29	315	373
New York City NY GO	5.000%	8/1/29	600	691

73

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	3/1/30	100	115
New York City NY GO	5.000%	8/1/30	265	318
New York City NY GO	5.000%	10/1/30	690	779
New York City NY GO	5.000%	5/15/31	245	259
New York City NY GO	5.250%	10/1/31	1,500	1,863
New York City NY GO	5.000%	8/1/32	110	129
New York City NY GO	5.000%	10/1/32	185	208
New York City NY GO	5.000%	8/1/33	1,000	1,157
New York City NY GO	5.000%	8/1/35	50	56
New York City NY GO	5.000%	10/1/35	500	595
New York City NY GO	5.375%	4/1/36	1,500	1,589
New York City NY GO	5.000%	5/15/36	1,175	1,243
New York City NY GO	5.000%	10/1/37	2,000	2,361
New York City NY GO	4.000%	12/1/43	265	280
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,638
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	101
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	791
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	54
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	575
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	15
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	250	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	279
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	254
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	555	645
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	80	88
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,248

74

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	170	183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,146
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	590
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	245	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	711
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	596
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	735	859
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	575	589
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	545	555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	402
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	355	375
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,596
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	117
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	352
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,165	1,232
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,015	2,323
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	575	608
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,255	1,327
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	3,135	3,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	330	353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	185
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	815	907
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,680	1,879
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,425	1,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	810	864

75

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,320	1,490
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	710	791
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	500	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	425	452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	270	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	199
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	157
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,255	2,546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	431
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,725	1,968
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,475	1,681
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	405
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,095	2,369
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	5.000%	6/15/35	615	708
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/18	110	114
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	286
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	250	293
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	230	280
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	630	766
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	495	598
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	325	391
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,995	2,389
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,855	2,219
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/25	160	181

76

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	3.250%	7/15/27	100	104
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	500	616
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	7/15/28	110	113
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/30	80	84
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	225	259
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/31	305	318
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	80	95
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	170	191
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	405	466
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/33	630	660
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/33	415	437
New York City NY Transitional Finance
Authority Building Aid Revenue	6.000%	7/15/33	280	290
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/34	700	706
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/34	370	388
New York City NY Transitional Finance
Authority Building Aid Revenue	5.375%	1/15/34	140	147
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	2,000	2,364
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	750	878
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	100	112
New York City NY Transitional Finance
Authority Building Aid Revenue	4.500%	1/15/38	140	141
New York City NY Transitional Finance
Authority Building Aid Revenue	5.500%	1/15/39	265	279
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/40	1,230	1,302
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	110	127
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	350	389
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	1,200	1,393
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/42	705	738
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	500	573
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	160	160

77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/17	190	190
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/18 (Prere.)	105	107
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	250	260
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	100	104
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	143
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	59
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19	100	108
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	240	266
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	375	416
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	310	334
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/21	115	130
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	205	234
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	125	143
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	160	183
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/22	450	506
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	105	122
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	245	279
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	190	221
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	595	676
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/25	140	163
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	860	1,053
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	175	214
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	365	443
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/26	125	146
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/27	290	346
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	100	121
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/28	110	131

78

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	520	638
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/29	375	451
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	490	571
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	100	122
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	100	121
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/30	210	245
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/30	1,295	1,543
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	600	711
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	50	58
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	300	354
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	720	849
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/31	810	966
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	185	222
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	100	116
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	150	171
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	2,000	2,396
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/32	350	414
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	890	1,058
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	150	176
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	125	149
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	585
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	905	1,029
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	100	116
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	205	242
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	140	164
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	400	442
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	405	467

79

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	80	94
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	590	698
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	305	338
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/35	1,050	1,225
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	560	663
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	355	405
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	705	828
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/36	360	385
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	1,285	1,497
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,473
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/37	395	463
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,073
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/37	330	384
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	500	584
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/38	585	677
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,584
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/38	1,595	1,823
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/38	900	1,041
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	285	320
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	1,335	1,542
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/39	350	394
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/39	690	733
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/39	1,910	2,202
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	3,355	3,698
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/40	1,030	1,186
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/40	1,605	1,855
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/41	1,635	1,877

80

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/42	150	158
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/42	225	238
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/42	600	685
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/42	1,200	1,378
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/42	440	507
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/43	315	330
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/44	750	793
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	450	270
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	435	233
New York Convention Center Development
Corp. Revenue	0.000%	11/15/35	1,245	635
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	219
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	265
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	805
New York Liberty Development Corp.
Revenue	5.000%	12/15/41	1,300	1,460
New York Liberty Development Corp.
Revenue	5.000%	11/15/44	3,440	3,793
New York Liberty Development Corp.
Revenue	5.750%	11/15/51	1,425	1,643
New York Metropolitan Transportation
Authority Revenue	4.500%	11/15/17 (Prere.)	120	120
New York Metropolitan Transportation
Authority Revenue	4.500%	11/15/17 (Prere.)	80	80
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/17	100	100
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/18 (Prere.)	130	133
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	70	73
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18 (Prere.)	100	104
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/18	245	255
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/18 (Prere.)	50	53
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	390	420
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	50	54
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/19	175	188

81

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20	115	128
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	185	211
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	135	154
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	250	285
New York Metropolitan Transportation
Authority Revenue	5.000%	11/1/22	310	360
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22	200	233
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	505	587
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	115	136
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	300	348
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	250	301
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	610	656
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,040	1,197
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,000	1,250
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	155	164
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	150	172
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	110	126
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	365	420
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	330	364
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	175	206
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/34	1,760	1,960
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	445	522
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/36 (4)	220	248
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/36	1,645	1,854
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	360	404
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/37	380	441
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	560	636
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	150	172

82

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	545	619
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/38	175	199
New York Metropolitan Transportation
Authority Revenue	4.250%	11/15/39	100	105
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/39	2,335	2,703
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/40	835	924
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	395	442
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	50	56
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	630	709
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/43	615	648
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	1,065	1,208
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/43	415	467
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/44	980	1,111
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/44	795	931
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/45	520	594
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	585	653
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	150	172
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/55	55	63
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/56	1,000	1,141
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	1,165	1,353
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	910	1,064
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/57	1,435	1,688
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum
Tax)	5.000%	11/15/19 (Prere.)	1,745	1,880
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	260	303
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30	685	472
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	143
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	625	399

83

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,000	1,097
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	155	183
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	952
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/46	4,240	4,511
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	665	728
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/56	1,075	1,207
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/20	100	111
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/25	100	120
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/38	235	270
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/41	410	462
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.250%	11/15/41	380	430
New York Metropolitan Transportation
Authority Revenue PUT	5.000%	2/15/20	300	325
New York NY GO	5.300%	4/1/19 (Prere.)	125	132
New York NY GO	5.000%	8/1/19	285	304
New York NY GO	5.000%	8/1/25	150	182
New York NY GO	5.300%	4/1/27	75	79
New York NY GO	5.000%	8/1/27	1,190	1,473
New York NY GO	5.000%	8/1/28	600	740
New York State Dormitory Authority Court
Facilities Lease Revenue
(New York City Issue)	5.500%	5/15/20 (2)	200	222
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	750	885
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	250	279
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	139
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	285
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	53
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	421
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	446
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	415	561

84

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,050	2,178
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	415	472
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.125%	7/1/19 (Prere.)	250	266
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	470	500
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	50	65
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	750	815
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	134
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	199
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	693
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	911
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	114
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	125	126
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	135	137
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	51
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	150	152
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18 (ETM)	320	328
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18	280	287
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,005	1,054
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,500	1,574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	385	405
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	120	126
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	135	142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	100	105
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	2,445	2,599

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	200	212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	1,010	1,097
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	545
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	65
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	230	256
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,100	1,232
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	720	808
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	245	275
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	550	617
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	301
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	360	412
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	255	293
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	403
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/22	120	135
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	250	293
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	117
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,500	1,760
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	500	587
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	240	282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	287
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	225	269
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	525	613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	310	376
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	290	352
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	215	261
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	304
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	307

86

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/27	15	16
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	120	144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	625	727
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	600	732
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	1,013
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	495	574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	94
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,755	2,003
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	495	595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	550	627
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,680	2,006
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	565	657
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	150	171
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	605	704
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	178
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,190	3,803
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	360	424
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,079
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	1,235	1,469
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	240
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	899
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	2,000	2,350
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	510	595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,750	2,065
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	335	391

87

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	1,070	1,243
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	584
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	63
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,379
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,100	1,273
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	1,955	2,163
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/40	925	983
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/19	115	122
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	639
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	673
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	560	572
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	235
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	82
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	145	164
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	58
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	50	58
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	750	863
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	764
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/18	500	507
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/19	355	374
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/21	160	179
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/23	595	700
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/25	375	453
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/25	105	128
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/26	360	435
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/26	440	534
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/27	165	201

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/27	500	620
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/27	225	269
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/28	285	345
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/28	350	417
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/28	1,010	1,178
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/30	2,310	2,816
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/30	205	243
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/30	135	162
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/30	1,800	2,191
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/31	215	256
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/31	160	193
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/32	100	119
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/32	1,435	1,689
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	185	219
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	100	117
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	510	610
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/34	565	672
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/38	1,355	1,594
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	1,500	1,751
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/44	1,120	1,300
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	100	102
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	155	170
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	250	256
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	85	87
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	1,870	2,200

89

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	325	365
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	125	132
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	425	476
New York State GO	5.000%	2/15/39	100	105
New York State GO	3.500%	3/1/43	350	358
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/20	100	102
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	1,110	1,173
New York State Thruway Authority Revenue	5.000%	5/1/19	3,965	4,188
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	131
New York State Thruway Authority Revenue	5.000%	1/1/20	435	470
New York State Thruway Authority Revenue	5.000%	1/1/26	350	400
New York State Thruway Authority Revenue	5.000%	1/1/31	330	373
New York State Thruway Authority Revenue	5.000%	1/1/31	275	322
New York State Thruway Authority Revenue	5.000%	3/15/32	635	761
New York State Thruway Authority Revenue	5.000%	1/1/41	425	484
New York State Thruway Authority Revenue	4.125%	1/1/42	250	259
New York State Thruway Authority Revenue	5.000%	1/1/42	535	601
New York State Thruway Authority Revenue	5.000%	1/1/46	340	387
New York State Thruway Authority Revenue	5.000%	1/1/51	515	581
New York State Thruway Authority Revenue	4.000%	1/1/56	685	703
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,158
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	345	377
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	90	101
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	240	277
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	560
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	385	408
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	327
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	224
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	374
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	170	193
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	283
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/18 (Prere.)	105	107
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	151
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	105

90

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	261
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	206
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	51
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	56
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	151
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	105
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	311
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	264
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	270	292
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	120	135
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	100	115
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	495	570
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	420	494
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	120	144
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	340	407
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	421
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	115	140
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	316
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	405	498
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	805	982
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	270	327
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	195	237
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	1,006
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	800	976
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	150	177
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	725	880
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	753

91

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	75
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	85	99
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	128
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,290	1,540
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	335	387
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	606
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	350	404
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	385	459
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	775
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	291
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	101
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	320	336
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	498
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	250	278
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/21	100	104
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	135	154
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	121
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	100	118
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	125	151
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	82
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/31	100	103
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	250
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	800	877
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	536
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	296
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	296
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	43

92

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	1,370	1,403
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	50	58
Port Authority of New York & New Jersey
Revenue	4.500%	11/15/34 (2)	85	85
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	82
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	70
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	252
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	130
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	654
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	400	401
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	165	170
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	2,215	2,415
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	210	242
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	725	764
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	205	226
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	200	233
Port Authority of New York & New Jersey
Revenue	4.000%	1/15/42	135	140
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	114
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	483
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	360	379
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	900	1,045
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	290
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,354
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	1,250	1,484
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	249
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	151
Triborough Bridge & Tunnel Authority
New York Revenue	4.750%	5/15/18 (Prere.)	540	551
Triborough Bridge & Tunnel Authority
York Revenue	5.000%	5/15/18 (Prere.)	50	51

93

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	5/15/18 (Prere.)	50	51
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/18	110	115
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/18 (Prere.)	500	521
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/19	180	194
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/20 (14)	185	208
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/21	165	189
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/21	255	291
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/22 (Prere.)	100	116
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/22	895	1,046
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/23	210	250
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/24	190	230
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/25	150	171
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	105	123
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/28	345	393
Triborough Bridge & Tunnel Authority
New York Revenue	0.000%	11/15/29	325	230
Triborough Bridge & Tunnel Authority
New York Revenue	0.000%	11/15/30	1,270	864
Triborough Bridge & Tunnel Authority
New York Revenue	0.000%	11/15/31	740	486
Triborough Bridge & Tunnel Authority
New York Revenue	0.000%	11/15/32	1,330	837
Triborough Bridge & Tunnel Authority
New York Revenue	0.000%	11/15/32	735	460
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	1,420	1,713
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/38	1,000	1,139
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/38	355	369
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/46	90	105
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/47	770	905
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,591
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/24	1,005	1,173
Utility Debt Securitization Authority
New York Revenue	5.000%	6/15/25	165	195

94

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/26	860	1,048
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/30	245	291
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/31	180	213
Utility Debt Securitization Authority
New York Revenue	3.000%	12/15/32	100	102
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/32	285	346
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	500	601
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	155	181
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	335	402
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/35	325	391
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/35	1,070	1,284
Utility Debt Securitization Authority
New York Revenue	4.000%	12/15/37	200	219
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/37	750	899
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/41	825	956
				417,228
North Carolina (1.6%)
Cape Fear NC Public Utility Authority
Water & Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	118
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC Water & Sewer System
Revenue	5.000%	7/1/21	300	340
Charlotte NC Water & Sewer System
Revenue	4.750%	7/1/33	255	261
Charlotte NC Water & Sewer System
Revenue	5.000%	7/1/38	125	137
Mecklenburg County NC GO	5.000%	4/1/21	1,180	1,328
Mecklenburg County NC GO	5.000%	12/1/21	1,150	1,317
Mecklenburg County NC Public Facilities
Corp. Revenue	5.000%	2/1/23	455	532
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	810	854
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/41	250	289
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	5.000%	10/1/55	500	569
North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	691
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.250%	1/1/18 (Prere.)	320	322
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	1,770	1,849
North Carolina Eastern Municipal
Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	105	114

95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Carolina Eastern Municipal
Power Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	300	335
North Carolina Eastern Municipal
Power Agency Power Systems Revenue	5.000%	1/1/21 (ETM)	1,190	1,327
North Carolina Eastern Municipal
Power Agency Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	244
North Carolina Eastern Municipal
Power Agency Power Systems Revenue	6.000%	1/1/22 (ETM)	655	776
North Carolina GAN	5.250%	3/1/19 (Prere.)	250	264
North Carolina GAN	5.000%	3/1/26	110	133
North Carolina GO	5.000%	5/1/18	2,005	2,045
North Carolina GO	5.000%	5/1/19	120	127
North Carolina GO	5.000%	5/1/19	1,150	1,217
North Carolina GO	5.000%	5/1/20	1,520	1,664
North Carolina GO	5.000%	5/1/20 (Prere.)	90	98
North Carolina GO	5.000%	5/1/20 (Prere.)	30	33
North Carolina GO	5.000%	5/1/22	500	578
North Carolina GO	4.000%	6/1/22	1,000	1,115
North Carolina Municipal Power
Agency No. 1 Revenue (Catawba Electric)	4.000%	1/1/18	170	171
North Carolina Municipal Power
Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	1,410	1,473
North Carolina Municipal Power
Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	55	57
North Carolina Revenue	5.000%	11/1/18	100	104
North Carolina Revenue	5.000%	11/1/19	250	269
North Carolina Revenue	5.000%	11/1/20	300	333
North Carolina Revenue	5.000%	5/1/22	475	548
North Carolina Revenue	5.000%	5/1/25	5,500	6,695
North Carolina Revenue	5.000%	6/1/25	75	91
North Carolina Revenue	5.000%	5/1/26	585	721
North Carolina Revenue	5.000%	5/1/27	25	31
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	205
North Carolina Turnpike Authority
Revenue (Monroe Expressway Toll)	5.000%	7/1/47	200	219
North Carolina Turnpike Authority
Revenue (Monroe Expressway Toll)	5.000%	7/1/51	200	218
Raleigh NC Combined Enterprise
System Revenue	5.000%	3/1/21 (Prere.)	265	297
University of North Carolina University
System Revenue	5.000%	12/1/17 (Prere.)	1,120	1,124
Wake County NC GO	5.000%	3/1/21	600	674
Wake County NC GO	5.000%	3/1/22	575	663
				32,770
Ohio (0.9%)
American Municipal Power Ohio Inc.
Revenue	4.375%	2/15/44	105	109
American Municipal Power Ohio Inc.
Revenue (Fremont Energy Center Project)	5.000%	2/15/42	325	357
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy
Campus Project)	5.250%	2/15/18 (Prere.)	50	51
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy
Campus Project)	5.000%	2/15/26	130	153

96

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy
Campus Project) PUT	5.000%	8/15/19	400	419
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy
Campus Project) PUT	5.000%	8/15/20	210	227
Avon OH BAN	2.000%	1/24/18	1,250	1,252
Berea OH City School District GO	4.000%	12/1/53 (15)	250	259
Cleveland Heights OH City School District GO	4.500%	12/1/47	1,070	1,147
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	220
Cleveland State University Ohio
General Receipts Revenue	5.000%	6/1/37	120	134
Columbus OH Sewer Revenue	5.000%	6/1/27	50	60
Columbus OH Sewer Revenue	5.000%	6/1/28	500	602
Cuyahoga OH Community College
District Revenue	5.000%	8/1/28	275	314
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	100
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	446
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	299
Mason OH City School District BAN	2.000%	1/24/18	1,000	1,002
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	625	738
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	288
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	865	989
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	264
Ohio GO	5.000%	9/15/21	200	227
Ohio GO	5.000%	9/15/24	535	647
Ohio GO	5.000%	3/15/37	1,635	1,890
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.000%	12/1/40	285	325
Ohio State University General Receipts
Revenue	5.000%	12/1/39	60	70
Ohio State University General Receipts
Revenue	4.000%	6/1/43	245	255
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	109
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	420	222
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	476
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	121
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	87
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	180
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,143
Revere OH Local School District GO	5.000%	12/1/45	265	296
South-Western City OH School District GO	4.000%	12/1/42	220	231
Willoughby-Eastlake City OH School District
GO	5.000%	12/1/46	295	337
Willoughby-Eastlake City OH School District
GO	4.000%	12/1/50	1,000	1,033
Winton Woods City OH School District GO	5.000%	11/1/47	500	556
				17,635

97

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oklahoma (0.2%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	500	596
Edmond OK Public Works Authority Sales
Tax & Utility System Revenue	4.000%	7/1/47	1,000	1,047
Grand River Dam Authority Oklahoma
Revenue	5.000%	6/1/18 (Prere.)	150	153
Oklahoma Agricultural & Mechanical
Colleges Revenue (Oklahoma State
University)	4.400%	8/1/39	345	367
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	734
Oklahoma Grand River Dam Authority
Revenue	5.250%	6/1/20 (Prere.)	485	534
Oklahoma Municipal Power Authority
Power Supply System Revenue	5.000%	1/1/47	200	226
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	180	200
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	576
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	400	422
				4,855
Oregon (0.6%)
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/35	400	204
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/36	580	280
Clackamas County OR School District
No. 12 North Clackamas GO	5.000%	6/15/37	500	591
Clackamas County OR School District
No. 12 North Clackamas GO	0.000%	6/15/39	500	206
Clackamas County OR School District
No. 7J Lake Oswego GO	4.000%	6/1/43	1,500	1,591
Clatsop County OR School District
No. 10 Seaside GO	0.000%	6/15/37	500	231
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/19 (Prere.)	700	738
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/19 (Prere.)	150	159
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/28	150	180
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/29	930	1,111
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/30	665	795
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/31	400	477
Oregon GO	5.000%	12/1/23	500	597
Oregon GO	5.000%	5/1/42	240	283
Oregon GO	5.000%	8/1/43	780	897
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	398
Port of Portland OR International Airport
Revenue	5.500%	7/1/18 (Prere.)	50	52
Portland OR Sewer System Revenue	5.000%	6/1/21	400	451
Portland OR Sewer System Revenue	5.000%	3/1/35	120	130

98

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tri-County Metropolitan Transportation
District of Oregon Capital Grant Receipt
Revenue	5.000%	11/1/18	300	301
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/37	500	591
Washington County OR School District
No. 48J Beaverton GO	5.000%	6/15/28	500	590
Washington County OR School District
No. 48J Beaverton GO	0.000%	6/15/36	950	1,077
				11,930
Pennsylvania (4.4%)
Allegheny County PA Airport Authority
Revenue (Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	81
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	725	780
Allegheny County PA GO	5.000%	11/1/27	520	625
Allegheny County PA GO	5.000%	11/1/28	500	597
Allegheny County PA GO	5.000%	12/1/37	235	264
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/22	165	191
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/40 (4)	180	198
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/25	335	364
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/30	150	160
Capital Region Water Pennsylvania
Sewer System Revenue	5.000%	7/15/27	175	213
Capital Region Water Pennsylvania
Sewer System Revenue	5.000%	7/15/28	375	451
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	80
Chester County PA GO	5.000%	7/15/28	25	27
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	326
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	110
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	500	578
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	195	215
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	4.500%	1/1/32	240	265
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	2,505	2,686
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	580	622
Delaware Valley PA Regional Finance
Authority Revenue	5.500%	8/1/28 (2)	555	678
Delaware Valley PA Regional Finance
Authority Revenue	5.750%	7/1/32	1,535	1,951
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	150	169
Montgomery County PA Higher Education
& Health Authority Revenue
(Ursinus College)	5.250%	11/1/42	400	437

99

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority College Revenue
(Lafayette College)	5.000%	11/1/34	100	118
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/19	390	408
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/19	1,275	1,356
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/20	400	425
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	110	115
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,250
Pennsylvania GO	5.000%	6/1/18	500	511
Pennsylvania GO	5.000%	7/1/18	100	103
Pennsylvania GO	5.000%	7/1/18	125	128
Pennsylvania GO	5.000%	9/15/18	170	176
Pennsylvania GO	5.000%	11/15/18	150	156
Pennsylvania GO	5.000%	2/15/19	75	79
Pennsylvania GO	5.000%	4/15/19 (Prere.)	150	158
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	211
Pennsylvania GO	5.000%	5/1/19	200	211
Pennsylvania GO	5.000%	7/1/19	2,215	2,353
Pennsylvania GO	5.000%	9/15/19	650	695
Pennsylvania GO	5.000%	10/15/19	120	129
Pennsylvania GO	5.000%	7/1/20	1,535	1,677
Pennsylvania GO	5.000%	7/1/21	275	308
Pennsylvania GO	5.000%	7/1/21	380	426
Pennsylvania GO	5.000%	10/15/21	390	440
Pennsylvania GO	5.000%	4/1/22	440	499
Pennsylvania GO	5.000%	7/1/22	655	747
Pennsylvania GO	5.000%	9/15/22	1,000	1,146
Pennsylvania GO	5.000%	7/1/24	180	212
Pennsylvania GO	5.000%	8/15/24	1,000	1,180
Pennsylvania GO	5.000%	9/15/24	705	833
Pennsylvania GO	5.000%	11/15/24	190	214
Pennsylvania GO	5.000%	1/15/25	1,000	1,188
Pennsylvania GO	5.000%	4/1/25	250	290
Pennsylvania GO	5.000%	6/1/25	500	569
Pennsylvania GO	5.000%	8/15/25	500	598
Pennsylvania GO	5.000%	9/15/25	1,075	1,286
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,506
Pennsylvania GO	5.000%	4/1/26	635	732
Pennsylvania GO	5.000%	6/15/26	100	117
Pennsylvania GO	5.000%	8/1/26	225	269
Pennsylvania GO	5.000%	9/15/26	1,150	1,383
Pennsylvania GO	5.000%	9/15/26	125	150
Pennsylvania GO	5.000%	9/15/27	100	119
Pennsylvania GO	4.000%	10/15/28	100	108
Pennsylvania GO	5.000%	3/15/29	510	593
Pennsylvania GO	5.000%	9/15/29	750	882
Pennsylvania GO	5.000%	3/15/31	400	461
Pennsylvania GO	4.000%	6/15/32	395	420

100

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	10/15/32	430	495
Pennsylvania GO	5.000%	3/15/33	980	1,118
Pennsylvania GO	4.375%	10/15/33	100	108
Pennsylvania GO	4.000%	3/15/34	200	212
Pennsylvania GO	4.000%	9/15/34	735	781
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	125
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	115	127
Pennsylvania Higher Educational Facilities
Authority Revenue
(Higher Education System)	5.000%	6/15/30	895	948
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	110
Pennsylvania Public School Building
Authority Lease Revenue
(School District of Philadelphia)	5.000%	6/1/29 (4)	345	407
Pennsylvania Public School Building
Authority Revenue
(Harrisburg School District)	4.750%	5/15/19 (Prere.)	435	459
Pennsylvania State University Revenue	5.000%	9/1/41	165	191
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/43	145	161
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.250%	12/1/43	50	57
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	350	365
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/38	230	106
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	325	332
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	31
Pennsylvania Turnpike Commission Revenue	6.000%	6/1/18 (Prere.)	300	309
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	113
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	115	120
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	70	74
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	140	148
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	58
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	255	270
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	128
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	100	106
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	275	293
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	1,210	1,288
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	370	396
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	70
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,385	1,496
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,562
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	270	293
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	730	794
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	404
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22

101

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	652
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	62
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	114
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	103
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	131
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,754
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	330
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	1,310	1,409
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,525	1,639
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	357
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,183
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	244
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	292
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	15	16
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,160
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	210	267
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	167
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/34	190	210
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	375	414
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,745	1,859
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	632
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	1,045	1,113
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,000	1,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	97
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	300	325
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	795	906
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	500	573
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	3,405	3,819
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	445	484
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	283
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	340	385
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	277
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	166
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	100	113
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	553
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	137
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,834
Philadelphia PA Authority for Industrial
Development Revenue
(Thomas Jefferson University)	5.000%	9/1/42	450	506
Philadelphia PA Authority for Industrial
Development Revenue
(Thomas Jefferson University)	5.000%	9/1/47	775	867
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	161
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	89
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	250
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,711
Philadelphia PA GO	5.000%	8/1/30 (4)	500	601
Philadelphia PA School District GO	5.000%	9/1/18	500	514
Philadelphia PA School District GO	5.000%	9/1/25	315	366
Philadelphia PA Water & Waste Water
Revenue	4.250%	11/1/31 (2)	70	70

102

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water
Revenue	5.000%	7/1/40	1,200	1,374
Philadelphia PA Water & Waste Water
Revenue	5.000%	1/1/41	1,115	1,222
Philadelphia PA Water & Waste Water
Revenue	5.125%	1/1/43	50	55
Philadelphia PA Water & Waste Water
Revenue	5.000%	7/1/43	810	924
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/29	250	285
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/32 (4)	250	282
University of Pittsburgh of the
Commonwealth System of Higher
Education Pennsylvania Revenue
(University Capital Project)	5.000%	3/15/19 (Prere.)	470	495
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/42 (15)	250	285
				89,511
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	690	776
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	625	684
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	100	120
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/40	720	820
				2,400
South Carolina (1.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/24	125	148
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/25	125	147
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/27	1,045	1,219
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston
County School District, South Carolina
Project)	5.000%	12/1/30	780	906
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	123
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/45	1,000	1,151
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	54

103

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Horry County SC School District GO	5.000%	3/1/21	270	303
Piedmont SC Municipal Power Agency
Revenue	5.000%	1/1/22	275	303
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	480	503
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	105
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	495	520
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	165	177
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	825	893
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	100	113
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	115	130
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	107
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	401
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	265	302
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	17
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	290	328
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,385	1,496
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	355	403
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	672
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	165	182
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	110	122
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	640	690
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	160	176
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	190	209
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	91
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,445	1,593
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	1,855	2,026
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	1,940	2,123
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	1,650	1,825
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,090	1,225

104

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	500	564
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,045	1,155
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	1,061
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	220	245
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	3,395	3,654
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	254
South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	170	173
				27,889
Tennessee (0.5%)
Memphis Center City Revenue Finance
Corp Revenue	5.250%	11/1/21 (Prere.)	770	885
Memphis TN Electric System Revenue	5.000%	12/1/18	250	260
Memphis-Shelby County TN Airport
Authority Revenue	5.000%	4/1/35	500	551
Memphis-Shelby County TN Sports
Authority Revenue (Memphis Arena)	5.375%	11/1/29	235	254
Metropolitan Government of Nashville
& Davidson County TN Electric Revenue	5.000%	5/15/27	450	524
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	1/1/18 (Prere.)	100	101
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	1/1/18 (Prere.)	485	488
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/18	100	103
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/22	700	812
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	1/1/23 (Prere.)	110	129
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	1/1/24	360	431
Metropolitan Government of Nashville
& Davidson County TN GO	4.000%	7/1/33	500	546
Metropolitan Government of Nashville
& Davidson County TN GO	4.000%	7/1/34	750	814
Shelby County TN GO	5.000%	3/1/24	650	780
Tennessee GO	5.000%	8/1/18	490	504
Tennessee GO	5.000%	8/1/21	1,355	1,539
Tennessee School Bond Authority Higher
Educational Facilities Revenue
(2nd Program)	5.000%	11/1/40	165	192
Tennessee School Bond Authority Higher
Educational Facilities Revenue
(2nd Program)	5.000%	11/1/45	695	805
				9,718

105

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas (9.9%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	100
Alamo TX Regional Mobility Authority
Revenue	5.000%	6/15/46	310	354
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	320	367
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	460	530
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	224
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	120
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	182
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	100	115
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	317
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	335
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,146
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	111
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	605	674
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	165	201
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	300	370
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	340	405
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	300	358
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	500	569
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	57
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	198
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	225	235
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	425	444
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	90	94
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	63
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/25	1,250	1,507
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	170	218
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	215	277

106

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/42	1,000	1,131
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	120
Dallas TX GO	5.000%	2/15/18	275	278
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	157
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,015
Dallas TX Independent School District GO	5.000%	8/15/24	290	350
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,288
Dallas TX Independent School District GO	5.000%	8/15/29	175	201
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	300	355
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	250	304
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	315	381
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	119
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	500	566
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	346
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	56
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	220	243
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	150	171
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	132
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	400	462
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	125	138
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	125	147
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	175	193
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	145	159
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	1,710	1,881
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	185	209
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	375	423
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	143
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	395	431
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,522
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	57

107

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	657
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	300	310
Fort Bend TX Independent School
District GO	5.000%	8/15/19	175	187
Fort Bend TX Independent School
District GO	4.750%	8/15/34	50	51
Fort Worth TX Independent School
District GO	5.000%	2/15/18	520	526
Fort Worth TX Independent School
District GO	5.000%	2/15/34	300	320
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	821
Frisco TX Independent School District GO	4.750%	8/15/18 (Prere.)	200	206
Grand Parkway Transportation Corp.
Texas System Toll Revenue	5.250%	10/1/51	940	1,078
Grand Parkway Transportation Corp.
Texas System Toll Revenue	5.000%	4/1/53	2,270	2,575
Harris County TX Flood Control District
Revenue	5.000%	10/1/34	1,340	1,475
Harris County TX Flood Control District
Revenue	5.000%	10/1/39	595	652
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	365
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	101
Harris County TX GO	5.000%	8/15/22	660	764
Harris County TX GO	5.000%	10/1/23	205	226
Harris County TX GO	5.000%	10/1/24	500	580
Harris County TX GO	5.000%	10/1/24	270	313
Harris County TX GO	5.000%	10/1/26	860	1,046
Harris County TX GO	5.000%	8/15/28	250	303
Harris County TX GO	5.000%	10/1/28	525	633
Harris County TX Metropolitan Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	790	885
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	515	613
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	218
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	276
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	64
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	593
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	1,010	1,043
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	900	961
Harris County TX Toll Road Revenue	5.000%	8/15/23	310	366
Harris County TX Toll Road Revenue	5.000%	8/15/24	560	674
Harris County TX Toll Road Revenue	5.000%	8/15/29	740	851
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,535
Houston TX Airport System Revenue	5.000%	7/1/26	75	84
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	732
Houston TX Community College GO	5.000%	2/15/34	130	148
Houston TX Community College System GO	5.000%	2/15/33	415	474
Houston TX Community College System GO	5.000%	2/15/36	700	754
Houston TX GO	5.000%	3/1/18 (Prere.)	100	101
Houston TX GO	5.000%	3/1/18	300	304
Houston TX GO	5.250%	3/1/18 (Prere.)	310	314
Houston TX GO	5.000%	3/1/19 (Prere.)	90	95
Houston TX GO	5.000%	3/1/24	10	11

108

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Houston TX GO	5.000%	3/1/24	450	512
Houston TX GO	5.000%	3/1/26	400	488
Houston TX GO	5.000%	3/1/28	200	238
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	150
Houston TX Independent School District GO	5.000%	2/15/21	100	112
Houston TX Independent School District GO	5.000%	2/15/21	200	224
Houston TX Independent School District GO	5.000%	2/15/22	1,000	1,148
Houston TX Independent School District GO	5.000%	2/15/22	160	184
Houston TX Independent School District GO	5.000%	2/15/23	405	475
Houston TX Independent School District GO	5.000%	2/15/24	130	156
Houston TX Independent School District GO	5.000%	2/15/29	150	181
Houston TX Independent School District GO	4.000%	2/15/33	500	544
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	160
Houston TX Utility System Revenue	5.000%	11/15/18	100	104
Houston TX Utility System Revenue	5.000%	5/15/19 (Prere.)	215	227
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	181
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,073
Houston TX Utility System Revenue	5.000%	5/15/21	100	112
Houston TX Utility System Revenue	5.000%	5/15/22	320	368
Houston TX Utility System Revenue	5.000%	5/15/23	170	200
Houston TX Utility System Revenue	5.000%	5/15/24	265	317
Houston TX Utility System Revenue	5.000%	11/15/24	80	96
Houston TX Utility System Revenue	5.000%	5/15/27	575	674
Houston TX Utility System Revenue	5.250%	11/15/28	215	240
Houston TX Utility System Revenue	5.250%	11/15/29	170	190
Houston TX Utility System Revenue	5.250%	11/15/30	450	505
Houston TX Utility System Revenue	5.000%	11/15/31	750	847
Houston TX Utility System Revenue	5.000%	11/15/33	1,415	1,565
Houston TX Utility System Revenue	5.000%	11/15/34	200	232
Houston TX Utility System Revenue	5.000%	11/15/35	225	264
Houston TX Utility System Revenue	5.000%	11/15/36	375	421
Houston TX Utility System Revenue	5.000%	11/15/36	150	176
Houston TX Utility System Revenue	4.000%	11/15/37	60	64
Houston TX Utility System Revenue	5.000%	11/15/39	150	173
Houston TX Utility System Revenue	5.000%	11/15/44	75	86
Irving TX Combination Tax & Hotel
Occupancy Revenue GO	5.000%	2/15/19 (Prere.)	485	509
Judson TX Independent School District GO	4.000%	2/1/41	495	525
Katy TX Independent School District GO	5.000%	2/15/42	1,420	1,660
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	263
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	995	1,050
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	77
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	340	350
Lake Travis TX Independent School
District GO	5.000%	2/15/21 (Prere.)	65	73
Lake Travis TX Independent School
District GO	5.000%	2/15/42	445	491
Leander TX Independent School District GO	5.000%	8/15/26	400	472
Leander TX Independent School District GO	5.000%	8/15/38	400	465
Leander TX Independent School District GO	5.000%	8/15/40	400	462
Leander TX Independent School District GO	0.000%	8/16/42	1,630	620
Leander TX Independent School District GO	4.000%	8/15/49	425	448
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	200	210

109

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	341
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	131
Lewisville TX Independent School District GO	5.000%	8/15/20	465	512
Lewisville TX Independent School District GO	5.000%	8/15/25	95	116
Lewisville TX Independent School District GO	4.000%	8/15/26	400	456
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	575
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	36
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	155
Lone Star College System Texas GO	5.000%	2/15/24	90	107
Lone Star College System Texas GO	5.000%	8/15/38	35	36
Lower Colorado River Authority Texas
Revenue	6.250%	5/15/18 (Prere.)	250	257
Lower Colorado River Authority Texas
Revenue	5.250%	5/15/29	150	159
Lower Colorado River Authority Texas
Revenue	5.500%	5/15/33	195	207
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/35	875	945
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/39	2,500	2,845
Lower Colorado River Authority Texas
Revenue	5.625%	5/15/39	145	154
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/40	575	619
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	2,020	2,260
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.000%	5/15/31	1,250	1,340
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/35 (13)	330	337
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.000%	5/15/39	220	231
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40 (4)	100	108
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/41	275	297
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/40	440	497
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	224
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	670
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	144
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	507

110

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	393
North Texas Municipal Water District
Regional Wastewater System Revenue	4.000%	6/1/31	360	395
North Texas Tollway Authority System
Revenue	5.125%	1/1/18 (Prere.)	2,275	2,290
North Texas Tollway Authority System
Revenue	5.500%	1/1/18	170	171
North Texas Tollway Authority System
Revenue	5.625%	1/1/18 (Prere.)	50	50
North Texas Tollway Authority System
Revenue	5.750%	1/1/18 (Prere.)	2,000	2,015
North Texas Tollway Authority System
Revenue	5.750%	1/1/19 (Prere.)	1,150	1,212
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	250	264
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	215	227
North Texas Tollway Authority System
Revenue	6.250%	1/1/19 (Prere.)	440	466
North Texas Tollway Authority System
Revenue	5.000%	1/1/20	200	216
North Texas Tollway Authority System
Revenue	5.000%	1/1/21	105	117
North Texas Tollway Authority System
Revenue	6.000%	1/1/21 (Prere.)	770	883
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	465	528
North Texas Tollway Authority System
Revenue	5.000%	9/1/21 (Prere.)	450	511
North Texas Tollway Authority System
Revenue	5.250%	9/1/21 (Prere.)	180	206
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	70	80
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	815	936
North Texas Tollway Authority System
Revenue	6.000%	1/1/23	50	53
North Texas Tollway Authority System
Revenue	6.250%	2/1/23	100	109
North Texas Tollway Authority System
Revenue	5.250%	9/1/25 (Prere.)	120	137
North Texas Tollway Authority System
Revenue	5.000%	1/1/26	890	1,046
North Texas Tollway Authority System
Revenue	5.000%	1/1/27	900	1,054
North Texas Tollway Authority System
Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System
Revenue	6.000%	1/1/28	80	85
North Texas Tollway Authority System
Revenue	0.000%	1/1/29 (12)	315	227
North Texas Tollway Authority System
Revenue	0.000%	1/1/30 (12)	580	398

111

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	1,000	1,185
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	1,000	1,175
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	375	432
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	230	270
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,176
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	1,000	1,167
North Texas Tollway Authority System
Revenue	5.000%	1/1/31	530	608
North Texas Tollway Authority System
Revenue	0.000%	1/1/32 (12)	155	97
North Texas Tollway Authority System
Revenue	0.000%	1/1/33 (12)	105	63
North Texas Tollway Authority System
Revenue	5.000%	1/1/33	250	286
North Texas Tollway Authority System
Revenue	5.625%	1/1/33	15	15
North Texas Tollway Authority System
Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System
Revenue	0.000%	1/1/34 (12)	235	135
North Texas Tollway Authority System
Revenue	0.000%	1/1/35 (12)	200	110
North Texas Tollway Authority System
Revenue	4.000%	1/1/35 (4)	250	266
North Texas Tollway Authority System
Revenue	5.000%	1/1/35	370	422
North Texas Tollway Authority System
Revenue	0.000%	1/1/36 (12)	1,000	529
North Texas Tollway Authority System
Revenue	4.000%	1/1/36	500	528
North Texas Tollway Authority System
Revenue	0.000%	1/1/37 (12)	235	119
North Texas Tollway Authority System
Revenue	0.000%	1/1/38 (12)	880	429
North Texas Tollway Authority System
Revenue	5.000%	1/1/38	600	678
North Texas Tollway Authority System
Revenue	4.000%	1/1/39	1,785	1,867
North Texas Tollway Authority System
Revenue	5.000%	1/1/39	955	1,092
North Texas Tollway Authority System
Revenue	5.000%	1/1/40 (4)	640	721
North Texas Tollway Authority System
Revenue	5.000%	1/1/40	1,090	1,226
North Texas Tollway Authority System
Revenue	5.000%	1/1/42	190	209
North Texas Tollway Authority System
Revenue	4.000%	1/1/43	3,000	3,125

112

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	2,500	2,888
North Texas Tollway Authority System
Revenue	5.000%	1/1/43	1,100	1,251
North Texas Tollway Authority System
Revenue	5.250%	1/1/44	25	26
North Texas Tollway Authority System
Revenue	5.000%	1/1/45	800	895
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	1,800	2,069
North Texas Tollway Authority System
Revenue	5.000%	1/1/48	2,300	2,605
North Texas Tollway Authority System
Revenue	5.750%	1/1/48 (13)	100	101
North Texas Tollway Authority System
Revenue PUT	1.950%	1/1/19	500	502
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	172
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	148
Red River TX Education Finance Corp.
Revenue (Texas Christian University Project)	5.000%	3/15/43	85	94
Round Rock TX Independent School
District GO	5.000%	8/1/33	200	206
Round Rock TX Independent School
District GO	5.250%	8/1/34	950	979
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/18	60	61
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	210
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	245	257
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	2,000	2,167
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	240	260
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	160	179
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	170	195
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,125	1,290
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	125	146
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	290	339
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	605	733
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	275	341
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	178
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	612

113

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	130
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	217
San Antonio TX GO	5.000%	2/1/20	200	217
San Antonio TX Independent School District
GO	5.000%	2/15/24	390	466
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/33	140	147
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/34	70	73
San Antonio TX Public Facilities Corp.
Lease Revenue	4.000%	9/15/42	2,010	2,079
San Antonio TX Water Revenue	5.250%	11/15/18 (Prere.)	220	229
San Antonio TX Water Revenue	5.000%	5/15/26	705	823
San Jacinto TX Community College District
GO	5.000%	2/15/19 (Prere.)	1,025	1,075
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	880	1,000
Tarrant Regional Water District Texas
Water Revenue	5.000%	3/1/37	140	159
Tarrant Regional Water District Texas
Water Revenue	5.000%	3/1/52	955	1,064
Texas GO	5.000%	4/1/18 (Prere.)	190	193
Texas GO	5.000%	4/1/18 (Prere.)	100	102
Texas GO	5.000%	4/1/20	150	164
Texas GO	5.000%	10/1/20	600	664
Texas GO	5.000%	10/1/22	580	676
Texas GO	5.000%	10/1/25	785	935
Texas GO	5.000%	10/1/26	100	119
Texas GO	5.000%	4/1/27	200	237
Texas GO	5.000%	10/1/27	115	139
Texas GO	5.000%	10/1/27	280	335
Texas GO	5.000%	10/1/28	100	118
Texas GO	5.000%	10/1/31	500	615
Texas GO	5.000%	4/1/44	925	1,060
Texas GO	5.000%	10/1/44	3,930	4,545
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	234
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	2,210	2,451
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,350	1,524
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	115	130
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	185
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,090	1,349
Texas TRAN	4.000%	8/30/18	5,000	5,119
Texas Transportation Commission GO	4.750%	4/1/18 (Prere.)	530	538
Texas Transportation Commission GO	5.000%	10/1/18	200	207
Texas Transportation Commission GO	5.000%	10/1/20	260	288
Texas Transportation Commission GO	5.000%	10/1/21	425	484
Texas Transportation Commission GO	5.000%	4/1/23	275	323
Texas Transportation Commission GO	5.000%	4/1/24	100	120

114

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	10/1/24	125	151
Texas Transportation Commission GO	5.000%	10/1/25	755	910
Texas Transportation Commission GO	5.000%	4/1/26	185	212
Texas Transportation Commission GO	5.000%	4/1/26	230	273
Texas Transportation Commission GO	5.000%	10/1/26	500	610
Texas Transportation Commission GO	5.000%	10/1/29	520	624
Texas Transportation Commission GO	5.000%	10/1/30	125	148
Texas Transportation Commission GO	5.000%	10/1/30	1,600	1,976
Texas Transportation Commission GO	5.000%	4/1/31	300	352
Texas Transportation Commission GO	5.000%	10/1/33	305	371
Texas Transportation Commission GO	5.000%	4/1/44	860	996
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/28	155	187
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/34	160	194
Texas Transportation Commission Revenue	4.000%	10/1/18	190	195
Texas Transportation Commission Revenue	5.000%	4/1/19	140	148
Texas Transportation Commission Revenue	5.000%	4/1/20	540	588
Texas Transportation Commission Revenue	5.000%	10/1/20	500	553
Texas Transportation Commission Revenue	5.000%	4/1/21	750	842
Texas Transportation Commission Revenue	5.000%	10/1/21	1,800	2,047
Texas Transportation Commission Revenue	5.000%	10/1/21	300	341
Texas Transportation Commission Revenue	5.000%	4/1/22	350	403
Texas Transportation Commission Revenue	5.000%	10/1/22	245	285
Texas Transportation Commission Revenue	5.000%	4/1/24	765	918
Texas Transportation Commission Revenue	5.000%	10/1/24	110	133
Texas Transportation Commission Revenue	5.000%	10/1/25	455	559
Texas Transportation Commission Revenue	5.000%	10/1/26	450	560
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,205
Texas Transportation Commission Revenue	5.000%	4/1/34	100	116
Texas Transportation Commission Revenue	5.000%	8/15/41	125	139
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	565	638
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,773
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	760	858
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,553
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	87
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	333
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	2,310	1,010
Texas Water Development Board Revenue	5.000%	10/15/30	195	233
Texas Water Development Board Revenue	5.000%	10/15/31	525	624
Texas Water Development Board Revenue	4.000%	10/15/42	1,000	1,062
Texas Water Development Board Revenue	5.000%	10/15/45	440	509
Texas Water Development Board Revenue	4.000%	10/15/47	2,000	2,106
Texas Water Financial Assistance GO	5.000%	8/1/39	100	106
Texas Water Financial Assistance GO	4.000%	8/1/41	100	105
University of Texas Permanent University
Fund Revenue	5.000%	7/1/24	490	591

115

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of Texas Permanent
University Fund Revenue	5.000%	7/1/27	135	161
University of Texas Permanent
University Fund Revenue	5.250%	7/1/30	120	154
University of Texas Permanent
University Fund Revenue	4.000%	7/1/34	300	326
University of Texas Permanent
University Fund Revenue	5.000%	7/1/41	300	348
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	110	121
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	125	142
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	125	142
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/22	590	686
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	130	154
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	100	118
University of Texas System Revenue
Financing System Revenue	5.375%	8/15/23	340	410
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	100	121
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/24	1,020	1,229
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	410	502
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/25	215	263
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	375	464
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/26	705	873
University of Texas System Revenue
Financing System Revenue	4.000%	8/15/42	895	947
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/43	885	1,008
Ysleta TX Independent School District GO	5.000%	8/15/45	560	646
				199,357
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	210	215
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	492
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	670
University of Utah Revenue	5.000%	8/1/32	135	156
University of Utah Revenue	4.000%	8/1/33	400	437
Utah GO	5.000%	7/1/18	800	821
Utah GO	5.000%	7/1/18 (Prere.)	200	205
Utah GO	5.000%	7/1/20	1,400	1,542
Utah GO	5.000%	7/1/21 (Prere.)	250	283
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	245
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	77

116

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	200
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	195
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	412
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	125	150
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	214
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	542
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	291
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	310
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	289
				7,746
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue
(Champlain College Project)	5.000%	10/15/41	200	219
Vermont Educational & Health Buildings
Financing Agency Revenue
(Champlain College Project)	5.000%	10/15/46	200	218
				437
Virginia (1.1%)
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	557
Fairfax County VA GO	5.000%	10/1/18	210	218
Fairfax County VA GO	5.000%	10/1/23	770	919
Fairfax County VA GO	4.000%	10/1/27	35	40
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	428
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	130
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	605
Fairfax VA GO	4.000%	1/15/31	120	128
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	86
Loudoun County VA Sanitation Authority
Water & Sewer Revenue	5.000%	1/1/24	1,460	1,753
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	126
University of Virginia Revenue	5.000%	6/1/18 (Prere.)	1,400	1,431
University of Virginia Revenue	5.000%	8/1/21	1,000	1,136
University of Virginia Revenue	4.000%	4/1/42	665	715
University of Virginia Revenue	4.000%	4/1/45	1,245	1,317
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	4.000%	2/1/28	1,295	1,455
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/31	1,000	1,174
Virginia Commonwealth Transportation
Board Revenue	5.000%	3/15/27	1,355	1,671
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/31	700	756
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/32	380	406
Virginia Commonwealth Transportation
Board Revenue	5.000%	5/15/33	50	56
Virginia Commonwealth Transportation
Board Revenue	4.500%	5/15/36	335	360

117

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/37	1,800	1,892
Virginia Commonwealth Transportation
Board Revenue	4.000%	5/15/42	485	517
Virginia GO	5.000%	6/1/19	200	212
Virginia GO	5.000%	6/1/26	250	307
Virginia GO	5.000%	6/1/27	85	104
Virginia Public School Authority Revenue	5.000%	8/1/19	230	245
Virginia Public School Authority Revenue	5.000%	8/1/22	60	70
Virginia Public School Authority Revenue	5.000%	8/1/22	380	440
Virginia Public School Authority Revenue	5.000%	8/1/23	555	644
Virginia Public School Authority Revenue	5.000%	8/1/25	395	483
Virginia Public School Authority Revenue	5.000%	8/1/26	300	364
Virginia Public School Authority Revenue	5.000%	8/1/27	500	605
				21,350
Washington (2.7%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	475	570
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	175	209
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	790	933
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	100	118
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	290	338
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,250	1,439
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	90	121
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/18	1,850	1,898
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/19	285	303
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	100	110
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	855	967
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/21	225	255
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/30	240	281
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/40	1,000	1,145
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/25	120	144
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/26	1,250	1,406
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/27	175	218
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	180	197
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/28	150	182

118

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/18	900	923
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/27	305	374
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	575
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	104
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	39
King County WA Sewer Revenue	4.000%	7/1/33	415	449
King County WA Sewer Revenue	5.125%	1/1/37	30	33
King County WA Sewer Revenue	5.000%	7/1/39	1,890	2,179
King County WA Sewer Revenue	5.000%	1/1/45	30	32
King County WA Sewer Revenue	4.000%	7/1/45	710	740
King County WA Sewer Revenue	5.000%	1/1/52	525	581
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	525	604
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.250%	7/1/18	125	129
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/22	250	282
Northwest Energy Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/33	250	301
Pierce County WA School District
No. 10 (Tacoma) GO	5.250%	12/1/38	305	362
Pierce County WA School District
No. 10 (Tacoma) GO	5.000%	12/1/39	1,000	1,168
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	57
Port of Seattle WA Revenue	5.000%	2/1/30	335	398
Port of Seattle WA Revenue	5.000%	8/1/31	100	113
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	118
Seattle WA Municipal Light & Power
Revenue	5.000%	2/1/18	640	646
Seattle WA Municipal Light & Power
Revenue	5.000%	2/1/20 (Prere.)	15	16
Seattle WA Municipal Light & Power
Revenue	5.250%	2/1/21 (Prere.)	270	304
Seattle WA Municipal Light & Power
Revenue	5.000%	2/1/23	75	81
Seattle WA Municipal Light & Power
Revenue	4.000%	5/1/45	500	524
Seattle WA Water System Revenue	4.000%	7/1/47	750	796
Tacoma WA Electric System Revenue	5.000%	1/1/38	1,095	1,259
University of Washington Biomedical
Research Properties Lease Revenue	4.000%	1/1/48	130	134
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	160	163
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	430	473
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	490	578
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	107
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	355	410
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	238
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	2,051
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	681
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	2,370	2,635
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	200	206

119

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	100	103
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/21	125	142
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	230	266
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	235	272
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/23	265	306
Washington Federal Highway Grant
Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24	355	409
Washington GO	5.000%	1/1/18 (Prere.)	140	141
Washington GO	5.000%	1/1/18 (Prere.)	65	65
Washington GO	5.000%	1/1/18 (Prere.)	195	196
Washington GO	5.000%	1/1/18	530	533
Washington GO	5.000%	7/1/18 (Prere.)	60	62
Washington GO	5.000%	7/1/18 (Prere.)	100	103
Washington GO	5.000%	7/1/18 (Prere.)	80	82
Washington GO	5.000%	7/1/18	210	216
Washington GO	5.000%	7/1/18 (Prere.)	170	174
Washington GO	5.000%	7/1/18	150	154
Washington GO	5.000%	7/1/18 (Prere.)	330	339
Washington GO	5.000%	1/1/19 (Prere.)	85	89
Washington GO	5.000%	2/1/19 (Prere.)	60	63
Washington GO	5.000%	1/1/20	185	200
Washington GO	5.000%	7/1/20	110	121
Washington GO	5.000%	7/1/20	200	220
Washington GO	5.000%	1/1/21	150	167
Washington GO	5.000%	7/1/21	100	113
Washington GO	5.000%	7/1/21	280	316
Washington GO	5.000%	8/1/21	700	792
Washington GO	5.000%	7/1/22	100	116
Washington GO	5.000%	7/1/23	1,120	1,322
Washington GO	5.000%	7/1/23	100	118
Washington GO	5.000%	8/1/23	110	130
Washington GO	5.000%	7/1/24	380	457
Washington GO	5.000%	7/1/24	475	571
Washington GO	4.000%	7/1/25	1,455	1,607
Washington GO	5.000%	7/1/25	395	456
Washington GO	5.000%	7/1/25	200	243
Washington GO	4.000%	7/1/26	465	497
Washington GO	5.000%	7/1/26	150	183
Washington GO	5.000%	7/1/28	100	119
Washington GO	3.000%	7/1/29	275	276
Washington GO	4.000%	2/1/30	250	264
Washington GO	5.000%	8/1/30	75	88
Washington GO	5.000%	7/1/31	100	118
Washington GO	5.000%	8/1/31	250	300
Washington GO	5.000%	8/1/31	100	117
Washington GO	5.000%	7/1/32	100	118
Washington GO	5.000%	7/1/32	100	118
Washington GO	5.000%	7/1/33	275	322
Washington GO	5.000%	7/1/33	500	589

120

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	5.000%	8/1/33	100	118
Washington GO	5.000%	8/1/34	130	151
Washington GO	5.000%	8/1/34	1,025	1,122
Washington GO	5.250%	2/1/36	700	783
Washington GO	5.000%	2/1/37	750	866
Washington GO	5.000%	8/1/37	480	565
Washington GO	5.000%	8/1/37	1,300	1,520
Washington GO	5.000%	2/1/38	1,000	1,152
Washington GO	5.000%	8/1/39	500	585
Washington GO	5.000%	8/1/41	1,250	1,457
Washington GO	4.000%	8/1/42	165	173
				53,962
West Virginia (0.1%)
West Virginia Economic Development
Authority Lottery Revenue	5.000%	6/15/40	160	173
West Virginia University Revenue	5.000%	10/1/35	980	1,109
West Virginia University Revenue	5.000%	10/1/36	115	129
				1,411
Wisconsin (0.9%)
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	10	11
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	125	134
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/19 (Prere.)	1,150	1,229
Wisconsin General Fund Annual
Appropriation Revenue	5.750%	5/1/29	90	96
Wisconsin GO	5.000%	5/1/19 (2)	175	185
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	590
Wisconsin GO	5.000%	5/1/20	100	109
Wisconsin GO	5.000%	11/1/20	60	66
Wisconsin GO	5.000%	11/1/20	620	687
Wisconsin GO	5.000%	5/1/21	160	180
Wisconsin GO	5.000%	11/1/21	100	114
Wisconsin GO	5.000%	5/1/22	660	761
Wisconsin GO	5.000%	11/1/22	250	284
Wisconsin GO	5.000%	11/1/23	500	583
Wisconsin GO	5.000%	11/1/23	205	244
Wisconsin GO	5.000%	11/1/24	1,185	1,436
Wisconsin GO	5.000%	5/1/25	90	103
Wisconsin GO	5.000%	5/1/26	75	91
Wisconsin GO	5.000%	11/1/27	1,000	1,246
Wisconsin GO	5.000%	11/1/29	200	242
Wisconsin GO	5.000%	5/1/33	1,750	2,049
Wisconsin GO	5.000%	5/1/35	520	601
Wisconsin GO	5.000%	5/1/37	1,340	1,552
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	309
Wisconsin Public Finance Authority
Lease Development Revenue
(Central District Development Project)	5.000%	3/1/41	245	276
Wisconsin Public Power System
Power Supply System Revenue	5.000%	7/1/37	430	486

121

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	96
Wisconsin Transportation Revenue	5.000%	7/1/22	140	162
Wisconsin Transportation Revenue	5.000%	7/1/29	500	592
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,246
Wisconsin Transportation Revenue	5.000%	7/1/31	780	897
				17,657
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative—
Dry Fork Station Facilities)	5.750%	7/15/39	250	265
Total Tax-Exempt Municipal Bonds (Cost $1,978,077)				1,992,060

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
1 Vanguard Municipal Cash Management Fund
(Cost $40,175)	0.922%		401,749	40,175
Total Investments (100.5%) (Cost $2,018,252)				2,032,235

				Amount
				($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard				111
Receivables for Investment Securities Sold				200
Receivables for Accrued Income				25,138
Receivables for Capital Shares Issued				1,690
Other Assets				25
Total Other Assets				27,164
Liabilities
Payables for Investment Securities Purchased				(36,404)
Payables for Capital Shares Redeemed				(26)
Payables for Distributions				(38)
Payables to Vanguard				(171)
Other Liabilities				(249)
Total Liabilities				(36,888)
Net Assets (100%)				2,022,511

122

Tax-Exempt Bond Index Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,005,698
Undistributed Net Investment Income	3,065
Accumulated Net Realized Losses	(235)
Unrealized Appreciation (Depreciation)	13,983
Net Assets	2,022,511

Investor Shares—Net Assets
Applicable to 347,635 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,586
Net Asset Value Per Share—Investor Shares	$10.32

ETF Shares—Net Assets
Applicable to 36,500,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,885,095
Net Asset Value Per Share—ETF Shares	$51.65

Admiral Shares—Net Assets
Applicable to 6,486,644 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	133,830
Net Asset Value Per Share—Admiral Shares	$20.63

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A Key to Abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

123

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

124

Tax-Exempt Bond Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1]	26,166
Total Income	26,166
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	653
Management and Administrative—Admiral Shares	60
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	76
Marketing and Distribution—Admiral Shares	9
Custodian Fees	5
Auditing Fees	40
Shareholders’ Reports and Proxy—Investor Shares	1
Shareholders’ Reports and Proxy—ETF Shares	91
Shareholders’ Reports and Proxy—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	1,110
Expenses Paid Indirectly	(4)
Net Expenses	1,106
Net Investment Income	25,060
Realized Net Gain (Loss) on Investment Securities Sold[1]	(236)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	12,906
Net Increase (Decrease) in Net Assets Resulting from Operations	37,730

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $131,000, ($1,000), and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

125

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,060	5,771
Realized Net Gain (Loss)	(236)	(32)
Change in Unrealized Appreciation (Depreciation)	12,906	744
Net Increase (Decrease) in Net Assets Resulting from Operations	37,730	6,483
Distributions
Net Investment Income
Investor Shares	(48)	(24)
ETF Shares	(20,706)	(4,401)
Admiral Shares	(2,022)	(657)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(22,776)	(5,082)
Capital Share Transactions
Investor Shares	1,269	(3,074)
ETF Shares	1,320,247	488,632
Admiral Shares	64,227	61,896
Net Increase (Decrease) from Capital Share Transactions	1,385,743	547,454
Total Increase (Decrease)	1,400,697	548,855
Net Assets
Beginning of Period	621,814	72,959
End of Period[1]	2,022,511	621,814

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,065,000 and $781,000.

See accompanying Notes, which are an integral part of the Financial Statements.

126

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
			Aug. 21,
	Year Ended		2015[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	.197[2]	.149	.034
Net Realized and Unrealized Gain (Loss) on Investments [3]	(. 019)	. 280	. 048
Total from Investment Operations	.178	.429	.082
Distributions
Dividends from Net Investment Income	(.188)	(.149)	(. 032)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.188)	(.149)	(. 032)
Net Asset Value, End of Period	$10.32	$10.33	$10.05
Total Return[4]	1.76%	4.28%	0.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4	$2	$5
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	1.94%	1.61%	1.88%[5]
Portfolio Turnover Rate [6]	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.01, $.00, and $.06.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

127

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
			Aug. 21,
	Year Ended		2015[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	1.045 [2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments [3]	(.090)	1.343	.255
Total from Investment Operations	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(. 975)	(. 813)	(. 095)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 975)	(. 813)	(. 095)
Net Asset Value, End of Period	$51.65	$51.67	$50.33
Total Return	1.89%	4.29%	0.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate [5]	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.02, $.02 and $.00.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

128

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
			Aug. 25,
	Year Ended		2015[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	. 415 [2]	.324	.066
Net Realized and Unrealized Gain (Loss) on Investments [3]	(. 039)	. 550.120
Total from Investment Operations	.376	.874	.186
Distributions
Dividends from Net Investment Income	(. 396)	(. 324)	(. 066)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 396)	(. 324)	(. 066)
Net Asset Value, End of Period	$20.63	$20.65	$20.10
Total Return[4]	1.86%	4.36%	0.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate [6]	18%	8%	1%

1 Inception.
2 Calculation based on average shares outstanding.
3 Includes increases from purchase fees of $.01, $.01 and $.00.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

129

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

130

Tax-Exempt Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $111,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2017, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,992,060	—
Temporary Cash Investments	40,175	—	—
Total	40,175	1,992,060	—

131

Tax-Exempt Bond Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2017, the fund realized $37,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $3,155,000 of ordinary income available for distribution. The fund had available capital losses totaling $235,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2017, the cost of investment securities for tax purposes was $2,018,252,000. Net unrealized appreciation of investment securities for tax purposes was $13,983,000, consisting of unrealized gains of $18,935,000 on securities that had risen in value since their purchase and $4,952,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $1,619,253,000 of investment securities and sold $245,328,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,213,473,000 and $39,265,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

132

Tax-Exempt Bond Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	3,083	300	3,124	303
Issued in Lieu of Cash Distributions	37	4	19	2
Redeemed	(1,851)	(181)	(6,217)	(616)
Net Increase (Decrease)—Investor Shares	1,269	123	(3,074)	(311)
ETF Shares
Issued[1]	1,361,141	26,650	488,632	9,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(40,894)	(800)	—	—
Net Increase (Decrease)—ETF Shares	1,320,247	25,850	488,632	9,451
Admiral Shares
Issued[1]	88,668	4,343	75,733	3,667
Issued in Lieu of Cash Distributions	1,656	81	579	28
Redeemed	(26,097)	(1,286)	(14,416)	(703)
Net Increase (Decrease)—Admiral Shares	64,227	3,138	61,896	2,992
1 Includes purchase fees for fiscal 2017 and 2016 of $236,000 and $182,000, respectively (fund totals).

At October 31, 2017, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

133

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Bond Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Bond Index Fund (constituting a separate portfolio of Vanguard Municipal Bond Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

Special 2017 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

134

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

135

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,025.34	$0.97
ETF Shares	1,000.00	1,025.23	0.46
Admiral Shares	1,000.00	1,015.26	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.75	0.46
Admiral Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

136

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

137

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14910 122017

Annual Report | October 31, 2017

Vanguard Municipal Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	12
About Your Fund’s Expenses.	54
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2017, Vanguard Municipal Money Market Fund returned 0.66%, exceeding the 0.35% average return of its tax-exempt money market peers.

• The Federal Reserve increased interest rates three times during the fiscal year, raising the target range for the federal funds rate to 1%–1.25%. Those moves, along with the establishment of a framework for trimming its $4.5 trillion balance sheet, took the Fed closer to normalizing monetary policy after its emergency intervention in the wake of the Great Recession.

• We made tactical moves around market volatility that added incremental value. We continue to favor variable-rate demand notes over similar securities with fixed rates. We also added to the fund’s commercial paper exposure.

• Your fund’s portfolio is diversified across multiple states. We continue to monitor areas where fiscal woes could pressure bond prices.

Total Returns: Fiscal Year Ended October 31, 2017
		Taxable-
	7-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield¹	Return	Return	Return
Vanguard Municipal Money Market Fund	0.81%	1.43%	0.66%	0.00%	0.66%
Tax-Exempt Money Market Funds Average²					0.35

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended October 31, 2017
Average
Annual Return
Municipal Money Market Fund	0.44%
Tax-Exempt Money Market Funds Average	0.27
Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Municipal Money Market Fund	0.15%	0.14%

The fund expense ratio shown is from the prospectus dated February 23, 2017, and represents estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the fund’s expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer Group: Tax-Exempt Money Market Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

3

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

4

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

5

Advisor’s Report

For the 12 months ended October 31, 2017, Vanguard Municipal Money Market Fund returned 0.66%, exceeding the 0.35% average return of its tax-exempt money market peers.

Please note that your fund is allowed to invest in securities whose income is subject to the alternative minimum tax (AMT). As of October 31, 2017, your fund owned securities that would generate income distributions subject to the AMT.

Investment environment

The period began with investor optimism surging in the wake of the U.S. elections, as the new administration focused its policy agenda on tax reform, infrastructure spending, and greater deregulation—all designed to spark economic growth. Investor enthusiasm caused a shift toward riskier assets, causing bond prices to tumble while many stock market indexes soared to record highs. The Federal Reserve also was enthusiastic about the U.S. economy’s health. In December, as inflation inched closer to the Fed’s 2% target level, it raised the federal funds rate by a quarter of a percentage point—only the second increase in a decade.

But in early 2017, optimism waned as it became clear that the slate of policy initiatives would take longer to materialize than anticipated. Wary investors hedged their bets a bit by jumping back into bonds, pushing prices higher and yields lower.

Despite that seeming change of heart, the economy continued to post stable growth. Unemployment continued to grind lower and consumers opened their wallets, spurring strong spending trends. The housing and manufacturing sectors recorded decent growth numbers.

These developments most likely played a large part in the Fed’s decision to raise rates in March and June, pushing its target range up to 1%–1.25%. The increases,

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2016	2017
2 years	0.85%	1.09%
5 years	1.14	1.42
10 years	1.74	2.01
30 years	2.56	2.83
Source: Vanguard.

6

along with the establishment of a framework for trimming a $4.5 trillion balance sheet, took the Fed closer to normalizing monetary policy after its emergency intervention in the wake of the Great Recession.

Inflation, though, confounded some market outlooks. Annualized core inflation unexpectedly softened in the spring, causing a pullback in the prices of Treasury Inflation-Protected Securities. In response, the Fed scaled back its 2017 forecast but still expected inflation to move closer to its 2% target over the medium term. Further tightening in the labor market should help, although wage gains have been modest.

Abroad, many countries posted decent growth, with Japan’s stock market hitting a 25-year high. But major central banks such as the Bank of Japan, the Bank of England, and the European Central Bank remained in accommodative policy mode.

As the period closed, bond prices recovered a bit as investors balanced the uncertainty of political gridlock (debt ceiling, tax reform) with expectations on growth. In addition, comparatively low yields in many developed markets kept U.S. bonds attractive to international investors.

After starting the fiscal year at 0.85%, the 2-year municipal bond yield jumped to 1.21% in December before settling at 1.09% as the period closed. The 5-year yield increased 28 basis points to 1.42%. On the longer end of the curve, the 10-year yield increased 27 basis points to 2.01%, and the 30-year yield increased 27 basis points to 2.83%.

Management of the fund

Heightened market volatility after the U.S. election allowed us to make tactical portfolio moves. Those decisions added incremental value as demand for muni bonds recovered during the fiscal year.

We continue to believe interest rates will increase in the near-to-medium term. In anticipation of higher rates, we maintained high levels of liquidity and shortened the fund’s weighted average maturity, which allows us to quickly adjust to a changing rate environment. We also continued to add to the fund’s exposure to variable-rate demand notes, which reset at certain periods in the very near future at the prevailing interest rate. In addition, when the opportunity presented itself, we added to the fund’s commercial paper exposure.

Your fund’s portfolio is diversified across issues in multiple states. Although state finances in general have been decent, we continue to monitor the situation in some areas where fiscal woes could pressure bond prices. As of the close of the fiscal year, your fund did not have exposure to Puerto Rico’s debt.

7

Outlook

The U.S. economy should continue on its current modest but steady growth trajectory, absent any external shocks. Real GDP is set to expand by around 2.5% in 2018, even without any boost from fiscal stimulus.

Despite unemployment falling to its lowest level since 2000, core inflation has remained surprisingly soft and may not reach the Fed’s 2% target until late 2018. That said, we would expect to see modest upward pressure on prices at some point as the labor market tightens further and the global economy converges toward slightly above-trend growth.

The Fed is expected to continue cautiously moving forward with normalizing monetary policy. It has signaled it may raise rates in December, but we would still expect the federal funds target rate to remain below 2%, at least through the end of next year. Regarding its balance sheet, the Fed will likely stick to the framework and timetable it has laid out, barring unexpected incoming economic data or unintended repercussions in the bond market.

Needless to say, we will be closely monitoring developments in Washington that could negatively impact municipal issuers. First among them are the latest tax reform proposals, some of which would reduce municipal bond supply by eliminating the tax exemption for advance refunding bonds (bonds issued to effectively repay existing debt at lower rates) and private activity bonds (bonds issued by governments to finance not-for-profit public-benefit projects such as hospitals, low-income housing, and transportation infrastructure). Although it’s too soon to predict the outcome of these proposals, they have the potential to drive up financing costs for publicly financed projects.

Volatility could well pick up from the very low levels we’ve been experiencing. The list of potential catalysts for that is long and includes issues such as the looming federal government debt ceiling, trade negotiations, and heightened geopolitical tensions.

We would nevertheless expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 13, 2017

8

Municipal Money Market Fund

Fund Profile
As of October 31, 2017

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.81%
Average Weighted
Maturity	32 days

Largest Area Concentrations
Multiple States	14.1%
New York	14.0
Texas	8.0
Illinois	4.6
Tennessee	4.4
New Jersey	4.4
Florida	3.7
Wisconsin	3.0
California	2.9
Ohio	2.4
Top Ten	61.5%

1 The expense ratio shown is from the prospectus dated February 23, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratio was 0.15%.

9

Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

	Average Annual Total Returns
	Periods Ended October 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Municipal Money Market Fund	0.66%	0.19%	0.44%	$10,450
Tax-Exempt Money Market Funds
Average	0.35	0.09	0.27	10,276

Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

.

See Financial Highlights for dividend information.

10

Municipal Money Market Fund

Fiscal-Year Total Returns (%): October 31, 2007, Through October 31, 2017
		Tax-Exempt
		Money Mkt
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2008	2.63%	2.03%
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016	0.25	0.07
2017	0.66	0.35
7-day SEC yield (10/31/2017): 0.81%
1 Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Municipal Money Market Fund	6/10/1980	0.65%	0.18%	0.46%

11

Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.8%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	0.950%	11/7/17	5,000	5,000
1 Auburn University Alabama General Fee
Revenue TOB VRDO	0.950%	11/7/17	16,125	16,125
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.950%	11/7/17 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	21,320	21,320
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	24,000	24,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.970%	11/7/17 LOC	20,000	20,000
				132,445
Alaska (0.2%)
Alaska Housing Finance Corp. Home
Mortgage Revenue VRDO	0.900%	11/7/17	9,810	9,810
Alaska Housing Finance Corp. Home
Mortgage Revenue VRDO	0.900%	11/7/17	9,780	9,780
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.960%	11/7/17 LOC	9,755	9,755
Valdez AK Marine Terminal Revenue
(Exxon Pipeline Co.) VRDO	0.900%	11/1/17	2,505	2,505
				31,850

12

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Arizona (1.6%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.950%	11/7/17	21,000	21,000
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.970%	11/7/17 (Prere.)	5,500	5,500
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.940%	11/1/17 LOC	14,430	14,430
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.930%	11/1/17 LOC	16,525	16,525
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.940%	11/7/17 LOC	61,185	61,185
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.940%	11/7/17 LOC	27,305	27,305
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.940%	11/7/17 LOC	19,315	19,315
1	Arizona Transportation Board Highway
	Revenue TOB VRDO	0.940%	11/7/17	6,610	6,610
1	Arizona Transportation Board Highway
	Revenue TOB VRDO	0.940%	11/7/17	12,745	12,745
1	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue
	(Banner Health Obligated Group) TOB VRDO	0.940%	11/7/17	4,820	4,820
	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue
	(Banner Health Obligated Group) VRDO	0.920%	11/7/17	28,000	28,000
[1,2]	Mesa AZ Utility System Revenue TOB PUT	0.970%	11/2/17	11,925	11,925
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.970%	11/7/17	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	5,000	5,000
[1,2]	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB PUT	0.970%	11/2/17	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	0.950%	11/7/17	5,650	5,650
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	0.950%	11/7/17	4,000	4,000
1	Tempe AZ Union High School District
	No. 213 GO TOB VRDO	0.950%	11/7/17	6,840	6,840
1	University of Arizona Revenue TOB VRDO	0.940%	11/7/17	6,715	6,715
					274,565
California (2.9%)
	California Department of Water Resources
	Water System Revenue CP	0.940%	11/15/17	8,600	8,600
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.930%	11/7/17	5,050	5,050
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.930%	11/7/17	18,980	18,980
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.940%	11/7/17	8,300	8,300
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.950%	11/7/17	3,660	3,660

13

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.950%	11/7/17	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.950%	11/7/17	6,650	6,650
1 California Statewide Communities
Development Authority Revenue
(Sutter Health) TOB VRDO	0.950%	11/7/17	20,000	20,000
1 Foothill-De Anza CA Community College
District GO TOB VRDO	0.950%	11/7/17	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.940%	11/7/17	4,395	4,395
Los Angeles CA GO	5.000%	6/28/18	76,390	78,409
Los Angeles County CA TRAN	5.000%	6/29/18	32,000	32,856
Mission Viejo CA Community Development
Financing Authority Revenue (Mission Viejo
Mall Improvement) VRDO	0.910%	11/7/17 LOC	13,000	13,000
1 Nuveen California AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.010%	11/7/17 LOC	35,000	35,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.070%	11/7/17 LOC	59,500	59,500
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.070%	11/7/17 LOC	10,000	10,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.070%	11/7/17 LOC	20,000	20,000
Otay CA Water District (Capital Project)
COP VRDO	0.910%	11/7/17 LOC	3,510	3,510
1 Regents of the University of California
Revenue TOB VRDO	0.950%	11/7/17	14,270	14,270
1 Regents of the University of California
Revenue TOB VRDO	0.950%	11/7/17	7,600	7,600
Riverside County CA COP VRDO	0.920%	11/7/17 LOC	10,735	10,735
1 San Diego CA Community College District
GO TOB VRDO	0.970%	11/7/17 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.930%	11/7/17	6,105	6,105
1 San Mateo County CA Community College
District GO TOB VRDO	0.950%	11/7/17	8,810	8,810
University of California Regents CP	0.950%	12/7/17	30,000	30,000
University of California Regents CP	0.900%	1/17/18	10,000	10,000
University of California Revenue VRDO	0.900%	11/7/17	20,500	20,500
Ventura County CA GO	4.000%	7/2/18	50,000	51,028
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.950%	11/7/17	8,500	8,500
				509,123
Colorado (2.3%)
1 Adams County CO COP TOB VRDO	0.970%	11/7/17	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue
TOB VRDO	0.970%	11/7/17	8,665	8,665
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	0.950%	11/7/17	1,950	1,950
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.070%	11/7/17 (Prere.)	10,000	10,000

14

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.940%	11/7/17	20,295	20,295
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.950%	11/7/17	6,000	6,000
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.950%	11/7/17	13,635	13,635
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.960%	11/7/17	7,175	7,175
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.930%	11/7/17	8,250	8,250
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.940%	11/7/17	25,490	25,490
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.940%	11/7/17	41,105	41,105
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.920%	11/7/17	15,405	15,405
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.920%	11/7/17	5,090	5,090
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.920%	11/7/17	11,850	11,850
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.940%	11/7/17	5,220	5,220
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.950%	11/7/17	7,600	7,600
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.970%	11/7/17	725	725
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.980%	11/7/17	10,800	10,800
1	Colorado Springs CO Utility System Revenue
	TOB VRDO	0.950%	11/7/17	9,810	9,810
	Colorado Springs CO Utility System Revenue
	VRDO	0.950%	11/7/17	10,030	10,030
1	Denver CO City & County Airport Revenue
	TOB VRDO	0.990%	11/7/17 LOC	23,995	23,995
[1,2]	Denver CO City & County Board of Water
	Commissioners Water Revenue TOB PUT	1.070%	11/30/17	6,715	6,715
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	0.960%	11/7/17	7,500	7,500
1	Denver CO City & County School District
	GO TOB VRDO	0.950%	11/7/17	6,300	6,300
1	University of Colorado Hospital Authority
	Revenue TOB VRDO	0.960%	11/7/17	44,470	44,470
	University of Colorado Hospital Authority
	Revenue VRDO	0.940%	11/7/17	39,685	39,685
	University of Colorado Hospital Authority
	Revenue VRDO	0.940%	11/7/17	37,750	37,750
					392,335

15

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Connecticut (0.4%)
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	0.950%	11/7/17	3,200	3,200
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	0.950%	11/7/17	4,445	4,445
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	0.950%	11/7/17	8,000	8,000
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.930%	11/7/17 LOC	43,745	43,745
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	0.920%	11/7/17	5,500	5,500
	Connecticut Housing Finance Authority
	Revenue Housing Mortgage Finance
	Program VRDO	0.920%	11/7/17	6,875	6,875
					71,765
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	0.940%	11/7/17 LOC	13,620	13,620

District of Columbia (1.5%)
[1,2]	District of Columbia GO TOB PUT	0.970%	11/2/17	5,595	5,595
[1,2]	District of Columbia GO TOB PUT	1.070%	11/30/17	4,020	4,020
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Park 7 at
	Minnesota Benning Project) VRDO	0.950%	11/7/17 LOC	16,700	16,700
1	District of Columbia Income Tax Revenue
	TOB VRDO	0.940%	11/7/17	10,000	10,000
1	District of Columbia Income Tax Revenue
	TOB VRDO	0.950%	11/7/17	7,855	7,855
	District of Columbia Revenue
	(American University) VRDO	0.920%	11/7/17 LOC	10,000	10,000
	District of Columbia Revenue
	(Georgetown University) VRDO	0.920%	11/7/17 LOC	33,150	33,150
	District of Columbia Revenue
	(MedStar Health, Inc.) VRDO	0.940%	11/7/17 LOC	10,900	10,900
	District of Columbia Revenue
	(The Pew Charitable Trust) VRDO	0.920%	11/7/17 LOC	23,280	23,280
[1,2]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	1.070%	11/30/17	9,765	9,765
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.940%	11/7/17	11,870	11,870
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.940%	11/7/17	3,750	3,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.950%	11/7/17	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.960%	11/7/17	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.930%	11/7/17	10,000	10,000

16

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue TOB
	VRDO	1.000%	11/7/17	5,700	5,700
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.910%	11/7/17 LOC	32,330	32,330
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.950%	11/7/17 LOC	15,700	15,700
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.950%	11/7/17 LOC	23,425	23,425
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.900%	11/20/17 LOC	8,000	8,000
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.910%	12/21/17 LOC	11,000	11,000
					265,880
Florida (3.7%)
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.940%	11/7/17	11,330	11,330
[1,2]	Clearwater FL Water & Sewer Revenue
	TOB PUT	1.070%	11/30/17	6,500	6,500
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	0.970%	11/2/17	4,600	4,600
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.070%	12/14/17	5,000	5,000
[1,2]	Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.070%	12/21/17	3,650	3,650
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.950%	11/7/17	8,000	8,000
1	Florida Board of Education Public Education
	GO TOB VRDO	0.950%	11/7/17	15,135	15,135
1	Florida Department of Management Services
	COP TOB VRDO	0.940%	11/7/17	6,960	6,960
[1,2]	Florida Department of Transportation
	GO TOB PUT	0.970%	11/2/17	11,000	11,000
	Florida Keys Aqueduct Authority Water
	Revenue VRDO	0.930%	11/7/17 LOC	38,875	38,875
[1,2]	Florida Turnpike Authority Revenue TOB PUT	0.970%	11/2/17	7,525	7,525
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.950%	11/7/17	12,000	12,000
1	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport)
	TOB VRDO	1.120%	11/7/17	4,015	4,015
	Jacksonville FL Capital Project Revenue VRDO	0.950%	11/7/17 LOC	39,060	39,060
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.860%	11/7/17	37,200	37,200
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.960%	12/4/17	24,800	24,800
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.960%	12/7/17	30,965	30,965
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.940%	11/7/17	4,840	4,840
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.940%	11/7/17 LOC	12,250	12,250
1	Jacksonville FL Special Revenue TOB VRDO	0.940%	11/7/17	3,900	3,900
1	Miami Beach FL Resort Tax Revenue
	TOB VRDO	0.960%	11/7/17	10,000	10,000

17

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Miami Beach FL Resort Tax Revenue
TOB VRDO	0.970%	11/7/17	3,750	3,750
Miami Dade County FL Seaport A1 CP	1.070%	2/6/18 LOC	10,000	10,000
1 Miami-County FL Transit Sales Surtax
Revenue TOB VRDO	0.960%	11/7/17	7,600	7,600
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.940%	11/7/17	10,530	10,530
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.940%	11/7/17	25,940	25,940
1 Miami-Dade County FL School Board COP
TOB VRDO	1.000%	11/7/17 (Prere.)	20,000	20,000
Miami-Dade County FL Seaport Revenue
VRDO	0.920%	11/7/17 LOC	117,320	117,320
North Broward FL Hospital District Revenue
VRDO	0.920%	11/7/17 LOC	54,630	54,630
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.950%	11/7/17 LOC	4,135	4,135
1 Orange County FL Sales Tax Revenue
TOB VRDO	0.950%	11/7/17	10,230	10,230
1 Orange County FL School Board COP
TOB VRDO	0.990%	11/7/17 (Prere.)	19,070	19,070
1 Orange County FL Tourist Development
Revenue TOB VRDO	0.950%	11/7/17	16,665	16,665
Orlando FL Utility Commission Utility System
Revenue VRDO	0.910%	11/7/17	10,800	10,800
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.980%	11/7/17 LOC	6,200	6,200
1 Palm Beach County FL School Board COP
TOB VRDO	0.960%	11/7/17	6,590	6,590
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.940%	11/7/17	8,960	8,960
Tampa FL Health System Revenue (BayCare
Health System)	1.220%	5/29/18	13,500	13,500
1 Tampa FL Health System Revenue TOB VRDO	0.950%	11/7/17	4,800	4,800
				648,325
Georgia (1.6%)
1 Atlanta GA Water & Wastewater Revenue
TOB VRDO	0.950%	11/7/17	23,865	23,865
1 Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe
Power Corp. Vogtle Project) TOB VRDO	0.970%	11/7/17 LOC	12,335	12,335
1 Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe
Power Corp. Vogtle Project) TOB VRDO	0.970%	11/7/17 LOC	20,000	20,000
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe
Power Corp. Vogtle Project) VRDO	0.950%	11/7/17 LOC	30,300	30,300
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.930%	11/7/17 LOC	25,000	25,000
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.930%	11/7/17 LOC	7,100	7,100
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.950%	11/7/17	11,990	11,990

18

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.970%	11/7/17	9,100	9,100
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	0.940%	11/7/17	16,635	16,635
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project)
	VRDO	0.940%	11/7/17 LOC	51,200	51,200
[1,2]	Fulton County GA GO TOB PUT	0.970%	11/2/17	12,380	12,380
[1,2]	Metropolitan Atlanta Rapid Transportation
	Authority Georgia Sales Tax Revenue
	TOB PUT	1.070%	11/16/17	12,030	12,030
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	0.880%	11/17/17 LOC	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	0.920%	11/21/17 LOC	24,112	24,112
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University)
	TOB VRDO	0.940%	11/7/17	5,635	5,635
					285,794
Hawaii (0.4%)
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	1.370%	5/29/18	39,520	39,520
	Hawaii Department of Budget & Finance
	Special Purpose Revenue (Queens Health
	System) PUT	1.370%	5/29/18	18,295	18,295
[1,2]	Hawaii GO TOB PUT	0.970%	11/2/17	9,260	9,260
					67,075
Idaho (0.5%)
	Idaho Building Authority Revenue
	(Prison Facilities Project) VRDO	0.920%	11/7/17	27,165	27,165
	Idaho TAN	4.000%	6/29/18	60,000	61,210
					88,375
Illinois (4.6%)
	Channahon IL Revenue (Morris Hospital) VRDO	0.920%	11/7/17 LOC	6,320	6,320
	Channahon IL Revenue (Morris Hospital) VRDO	0.920%	11/7/17 LOC	3,640	3,640
	Channahon IL Revenue (Morris Hospital) VRDO	0.920%	11/7/17 LOC	4,170	4,170
	Channahon IL Revenue (Morris Hospital) VRDO	0.920%	11/7/17 LOC	3,845	3,845
	Channahon IL Revenue (Morris Hospital) VRDO	0.920%	11/7/17 LOC	4,580	4,580
1	Chicago IL Metropolitan Water Reclamation
	District GO TOB VRDO	1.000%	11/7/17	12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	0.950%	11/7/17 LOC	17,400	17,400
	Chicago IL Midway Airport Revenue VRDO	0.980%	11/7/17 LOC	32,400	32,400
1	Chicago IL O’Hare International Airport
	Revenue TOB VRDO	1.020%	11/7/17 (Prere.)	21,135	21,135
	Chicago IL O’Hare International Airport
	Revenue VRDO	0.930%	11/7/17 LOC	14,850	14,850
	Du Page County IL Revenue (Morton
	Arboretum) VRDO	0.930%	11/7/17 LOC	25,000	25,000
	Illinois Development Finance Authority Revenue
	(American College of Surgeons) VRDO	0.910%	11/7/17 LOC	3,232	3,232

19

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.920%	11/7/17 LOC	16,000	16,000
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.910%	11/7/17 LOC	19,535	19,535
Illinois Educational Facilities Authority
(Pooled Financing Program) CP	0.890%	11/6/17 LOC	20,655	20,655
Illinois Educational Facilities Authority
(Pooled Financing Program) CP	0.860%	11/22/17 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.930%	11/7/17 LOC	15,750	15,750
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.950%	11/7/17	5,200	5,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.920%	11/7/17	14,824	14,824
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.220%	5/29/18	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.940%	11/7/17	2,250	2,250
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.940%	11/7/17	8,000	8,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.920%	11/7/17	55,440	55,440
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children’s Hospital of
Chicago) TOB VRDO	0.940%	11/7/17	10,000	10,000
Illinois Finance Authority Revenue
(Bradley University) VRDO	0.920%	11/7/17 LOC	28,385	28,385
Illinois Finance Authority Revenue
(Chicago Horticulture Project) VRDO	0.920%	11/7/17 LOC	24,000	24,000
Illinois Finance Authority Revenue
(Evangelical Project) VRDO	0.980%	11/7/17 LOC	8,025	8,025
Illinois Finance Authority Revenue
(Illinois College) VRDO	0.910%	11/7/17 LOC	5,375	5,375
1 Illinois Finance Authority Revenue
(NorthShore University Health System)
TOB VRDO	0.940%	11/7/17	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital)
TOB VRDO	0.940%	11/7/17	8,110	8,110
Illinois Finance Authority Revenue
(Trinity International University) VRDO	0.960%	11/7/17 LOC	9,155	9,155
1 Illinois Finance Authority Revenue
(University of Chicago Medical Center)
TOB VRDO	0.940%	11/7/17	19,835	19,835
1 Illinois Finance Authority Revenue
(University of Chicago Medical Center)
TOB VRDO	0.950%	11/7/17 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue
(University of Chicago) TOB VRDO	0.970%	11/7/17	30,825	30,825
Illinois Finance Authority Revenue
(University of Chicago) VRDO	0.920%	11/7/17	15,900	15,900
Illinois Finance Authority Revenue
(University of Chicago) VRDO	0.920%	11/7/17	13,756	13,756

20

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.940%	11/7/17 LOC	50,000	50,000
Illinois Housing Development Authority
Revenue (Lakeshore Plaza) VRDO	0.920%	11/7/17	21,555	21,555
Illinois Housing Development Authority
Revenue (Larkin Village) VRDO	0.970%	11/7/17	11,290	11,290
1 Illinois Toll Highway Authority Revenue
TOB VRDO	0.950%	11/7/17 LOC	61,015	61,015
1 Illinois Toll Highway Authority Revenue
TOB VRDO	0.970%	11/7/17	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	0.950%	11/7/17 LOC	70,180	70,180
Illinois Toll Highway Authority Revenue VRDO	0.950%	11/7/17 LOC	5,000	5,000
Illinois Toll Highway Authority Revenue VRDO	0.950%	11/7/17 LOC	16,500	16,500
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.940%	11/7/17	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.020%	11/7/17	30,565	30,565
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.) CP	0.920%	1/17/18	10,000	10,000
				793,867
Indiana (1.1%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	1.000%	11/7/17 LOC	5,000	5,000
Indiana Bond Bank Advanced Funding
Program Revenue	3.000%	1/3/18	15,000	15,050
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.940%	11/7/17 LOC	33,140	33,140
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) TOB VRDO	0.960%	11/7/17	2,500	2,500
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.970%	11/7/17	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.900%	11/7/17 LOC	2,360	2,360
Indiana Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.920%	11/7/17	52,025	52,025
Indiana Finance Authority Revenue
(Trinity Health) VRDO	0.900%	11/7/17	22,695	22,695
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.910%	11/7/17 LOC	4,000	4,000
Indiana Municipal Power Agency Revenue
VRDO	0.950%	11/7/17 LOC	350	350
1 Indianapolis IN Local Public Improvement
Bond Bank Revenue TOB VRDO	1.120%	11/7/17	13,360	13,360
Indianapolis IN Multi-Family Housing
Revenue VRDO	0.910%	11/7/17 LOC	23,700	23,700
				186,180

21

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Iowa (0.2%)
	Iowa Finance Authority Single Family
	Mortgage Revenue VRDO	0.920%	11/7/17	20,000	20,000
	Iowa Finance Authority Single Family
	Mortgage Revenue VRDO	0.920%	11/7/17	6,000	6,000
1	Iowa Special Obligation Revenue
	(Ijobs Program) TOB VRDO	1.000%	11/7/17 (Prere.)	8,500	8,500
					34,500
Kansas (0.1%)
1	Kansas Department of Transportation Highway
	Revenue TOB VRDO	0.950%	11/7/17	1,600	1,600
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	0.940%	11/7/17	10,100	10,100
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	1.000%	11/7/17	12,400	12,400
					24,100
Kentucky (0.2%)
	Kentucky Economic Development Finance
	Authority Hospital Facilities Revenue
	(St. Elizabeth Medical Center Inc.) VRDO	0.900%	11/7/17	17,100	17,100
1	Kentucky Infrastructure Authority Wastewater
	& Drinking Water Revenue TOB VRDO	0.950%	11/7/17	7,190	7,190
1	Kentucky Turnpike Authority Economic
	Development Road Revenue (Revitalization
	Project) TOB VRDO	0.940%	11/7/17	6,380	6,380
1	Louisville & Jefferson County KY Metropolitan
	Government Parking Revenue TOB VRDO	0.940%	11/7/17	6,130	6,130
[1,2]	Louisville & Jefferson County KY Metropolitan
	Sewer & Drain System Revenue TOB PUT	0.970%	11/2/17	5,230	5,230
					42,030
Louisiana (1.1%)
	East Baton Rouge Parish LA Sales Tax
	Revenue VRDO	0.960%	11/7/17 LOC	14,175	14,175
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	0.950%	11/7/17	5,485	5,485
1	Louisiana Gasoline & Fuel Tax Revenue
	TOB VRDO	0.950%	11/7/17	8,250	8,250
	Louisiana Public Facilities Authority Revenue
	(CHRISTUS Health) VRDO	0.940%	11/7/17 LOC	19,310	19,310
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	0.940%	11/7/17 LOC	55,440	55,440
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	0.940%	11/7/17 LOC	47,200	47,200
	St. James Parish LA Revenue (NuStar
	Logistics LP Project) VRDO	0.950%	11/7/17 LOC	34,300	34,300
					184,160
Maine (0.0%)
1	Maine Health & Higher Educational Facilities
	Authority Revenue (Bowdoin College)
	TOB VRDO	0.950%	11/7/17	6,760	6,760

22

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Maryland (1.8%)
1	Baltimore MD GO TOB VRDO	0.940%	11/7/17	7,500	7,500
1	Baltimore MD Project Revenue TOB VRDO	0.950%	11/7/17	6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	0.950%	11/7/17	8,185	8,185
1	Baltimore MD Project Revenue TOB VRDO	0.950%	11/7/17	5,080	5,080
1	Baltimore MD Project Revenue TOB VRDO	0.950%	11/7/17	6,665	6,665
1	BlackRock Maryland Municipal Bond Trust
	VRDO	1.120%	11/7/17 LOC	3,600	3,600
	Maryland Economic Development Corp.
	Student Housing Revenue (Howard Hughes
	Medical Institute Project) VRDO	0.920%	11/7/17	31,770	31,770
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns Hopkins
	Health System) TOB VRDO	0.950%	11/7/17	6,665	6,665
1	Maryland Health & Higher Educational
	Facilities Authority Revenue (Johns Hopkins
	University) TOB VRDO	0.950%	11/7/17	10,465	10,465
	Maryland Health & Higher Educational
	Facilities Authority Revenue (University of
	Maryland Medical System) VRDO	0.920%	11/7/17 LOC	56,920	56,920
	Maryland Health & Higher Educational
	Facilities Authority Revenue VRDO	0.900%	11/7/17 LOC	30,400	30,400
[1,2]	Maryland Transportation Authority Facilities
	Projects Revenue TOB PUT	1.070%	1/25/18	10,000	10,000
1	Maryland Transportation Authority Facilities
	Projects Revenue TOB VRDO	0.960%	11/7/17	5,000	5,000
	Montgomery County MD GO CP	0.890%	12/1/17	17,300	17,300
	Montgomery County MD GO CP	0.900%	12/1/17	1,000	1,000
	Montgomery County MD GO CP	0.900%	12/1/17	25,000	25,000
	Montgomery County MD GO CP	0.910%	12/1/17	10,000	10,000
	Montgomery County MD GO CP	0.960%	12/1/17	35,200	35,200
[1,2]	University of Maryland Auxiliary Facility &
	Tuition Revenue TOB PUT	1.070%	12/14/17	6,700	6,700
	Washington MD Suburban Sanitary
	Commission BAN VRDO	0.940%	11/7/17	19,900	19,900
	Washington Suburban Sanitation District
	Maryland GO VRDO	0.940%	11/7/17	4,140	4,140
					307,490
Massachusetts (1.4%)
[1,2]	Billerica MA GO TOB PUT	1.070%	11/9/17	4,300	4,300
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	1.220%	5/29/18	8,220	8,220
	Massachusetts Department of Transportation
	Metropolitan Highway System Revenue
	VRDO	0.930%	11/7/17	12,280	12,280
	Massachusetts Development Finance Agency
	Revenue (Cushing Academy Issue) VRDO	0.920%	11/7/17 LOC	19,910	19,910
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.940%	11/7/17	2,000	2,000
	Massachusetts GO	2.000%	6/25/18	45,000	45,324
1	Massachusetts GO TOB VRDO	0.940%	11/7/17	3,750	3,750
1	Massachusetts GO TOB VRDO	0.940%	11/7/17	4,510	4,510
1	Massachusetts GO TOB VRDO	0.960%	11/7/17	3,750	3,750
1	Massachusetts GO TOB VRDO	0.960%	11/7/17	3,335	3,335

23

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) VRDO	0.910%	11/7/17	4,800	4,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program)
	VRDO	0.950%	11/7/17 LOC	8,200	8,200
[1,2]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB PUT	0.970%	11/2/17	3,900	3,900
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.940%	11/7/17	2,300	2,300
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.940%	11/7/17	5,000	5,000
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.950%	11/7/17	4,125	4,125
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	5,000	5,000
	Massachusetts Water Resources Authority
	Revenue VRDO	0.920%	11/7/17	8,300	8,300
	University of Massachusetts Building Authority
	Revenue PUT	1.220%	5/29/18	61,275	61,275
1	University of Massachusetts Building Authority
	Revenue TOB VRDO	0.950%	11/7/17	8,000	8,000
	Worcester MA BAN	2.000%	1/23/18	16,500	16,534
					234,813
Michigan (1.8%)
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.960%	11/7/17 (13)	18,150	18,150
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.960%	11/7/17 (13)	20,095	20,095
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System) PUT	1.170%	5/29/18	32,255	32,255
1	Michigan Building Authority Revenue
	TOB VRDO	1.020%	11/7/17	8,500	8,500
	Michigan Building Authority Revenue VRDO	0.920%	11/7/17 LOC	68,985	68,985
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.950%	11/7/17 LOC	14,300	14,300
1	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.950%	11/7/17	4,475	4,475
	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) VRDO	0.940%	11/7/17	22,800	22,800
1	Michigan Housing Development Authority
	Single Family Mortgage Revenue TOB VRDO	0.950%	11/7/17	14,250	14,250
	Michigan Housing Development Authority
	Single Family Mortgage Revenue VRDO	0.920%	11/7/17	56,700	56,700
	Michigan Housing Development Authority
	Single Family Mortgage Revenue VRDO	1.000%	11/7/17	46,000	46,000
1	University of Michigan Revenue TOB VRDO	0.950%	11/7/17	6,190	6,190
1	University of Michigan Revenue TOB VRDO	0.950%	11/7/17	1,400	1,400
					`314,100
Minnesota (0.7%)
1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.950%	11/7/17 LOC	16,400	16,400
1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.950%	11/7/17 LOC	40,150	40,150

24

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Minnesota GO TOB VRDO	0.940%	11/7/17	3,510	3,510
	Minnesota Housing Finance Agency
	Residential Housing Revenue VRDO	0.920%	11/7/17	4,500	4,500
	Minnesota Housing Finance Agency
	Residential Housing Revenue VRDO	0.960%	11/7/17	13,150	13,150
	Minnesota Housing Finance Agency
	Residential Housing Revenue VRDO	0.960%	11/7/17	23,410	23,410
	St. Paul MN Housing & Redevelopment
	Authority Revenue (Highland Ridge Project)
	VRDO	0.930%	11/7/17 LOC	5,250	5,250
1	Western Minnesota Municipal Power Agency
	Revenue TOB VRDO	0.950%	11/7/17	6,665	6,665
					113,035
Mississippi (0.4%)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.940%	11/1/17	1,400	1,400
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.920%	11/7/17	13,000	13,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.920%	11/7/17	14,980	14,980
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.930%	11/7/17	36,249	36,249
					65,629
Missouri (1.2%)
	Curators of the University of Missouri System
	Facilities Revenue CP	0.950%	12/4/17	12,000	12,000
[1,2]	Kansas City MO Water Revenue TOB PUT	1.070%	11/30/17	8,610	8,610
	Missouri Health & Educational Facilities
	Authority Health Facilities CP	0.880%	11/7/17	30,000	30,000
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) TOB VRDO	0.940%	11/7/17	7,500	7,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	0.900%	11/7/17	47,625	47,625
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	0.900%	11/7/17	22,800	22,800
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	0.920%	11/7/17	28,100	28,100
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue
	(BJC Health System) VRDO	0.920%	11/7/17	37,800	37,800
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.940%	11/7/17	5,570	5,570
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.950%	11/7/17	1,670	1,670

25

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.950%	11/7/17	2,670	2,670
					204,345
Multiple States (14.1%)
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.940%	11/7/17 LOC	55,440	55,440
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.950%	11/7/17 LOC	38,900	38,900
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.950%	11/7/17 LOC	17,350	17,350
[1,3]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.960%	11/7/17 LOC	348,090	348,090
[1,3]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.960%	11/7/17 LOC	371,775	371,775
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.970%	11/7/17 LOC	65,640	65,640
3	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.980%	11/7/17 LOC	10,000	10,000
[1,3]	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	0.980%	11/7/17 LOC	31,645	31,645
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.000%	11/7/17 LOC	101,300	101,300
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.020%	11/7/17 LOC	94,600	94,600
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.010%	11/7/17 LOC	117,400	117,400
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.020%	11/7/17 LOC	84,800	84,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.020%	11/7/17	148,900	148,900
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.120%	11/7/17 LOC	107,000	107,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.150%	11/7/17 LOC	180,000	180,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.150%	11/7/17 LOC	183,400	183,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.150%	11/7/17 LOC	103,000	103,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.150%	11/7/17 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.150%	11/7/17 LOC	105,300	105,300
1	Western Asset Intermediate Municipal Fund Inc.
	VRDP VRDO	1.170%	11/7/17 LOC	18,200	18,200
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	1.170%	11/7/17 LOC	119,075	119,075
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	1.170%	11/7/17 LOC	50,200	50,200
					2,444,415
Nebraska (1.3%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.950%	11/7/17 (13)	10,060	10,060
	Lincoln NE Electric System Revenue CP	0.960%	12/6/17	22,750	22,750

26

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.970%	11/7/17 LOC	5,390	5,390
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.920%	11/7/17	69,130	69,130
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.920%	11/7/17	10,600	10,600
1	Nebraska Public Power Agency Revenue
	TOB VRDO	0.960%	11/7/17 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2)
	TOB VRDO	0.960%	11/7/17 (13)	76,870	76,870
					222,300
Nevada (2.2%)
	Clark County NV Airport Improvement
	Revenue VRDO	0.910%	11/7/17 LOC	4,050	4,050
	Clark County NV Airport Improvement
	Revenue VRDO	0.920%	11/7/17 LOC	5,480	5,480
	Clark County NV Airport Improvement
	Revenue VRDO	0.940%	11/7/17 LOC	21,300	21,300
	Clark County NV Airport System Revenue
	VRDO	0.960%	11/7/17 LOC	10,800	10,800
	Clark County NV Economic Development
	Revenue (Opportunity Village Foundation
	Project) VRDO	0.930%	11/7/17 LOC	14,900	14,900
[1,2]	Clark County NV GO TOB PUT	1.070%	12/21/17	8,640	8,640
1	Clark County NV Water Reclamation District
	GO TOB VRDO	0.940%	11/7/17	14,805	14,805
1	Las Vegas NV GO TOB VRDO	0.950%	11/7/17	8,330	8,330
1	Las Vegas NV GO TOB VRDO	0.960%	11/7/17 (Prere.)	10,850	10,850
	Las Vegas Valley Water District Nevada
	GO CP	0.900%	11/14/17	50,000	50,000
	Las Vegas Valley Water District Nevada
	GO CP	0.980%	12/5/17	22,000	22,000
	Las Vegas Valley Water District Nevada
	GO CP	0.960%	12/12/17	50,000	50,000
	Las Vegas Valley Water District Nevada
	GO CP	0.980%	1/9/18	50,000	50,000
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	0.950%	11/7/17	22,475	22,475
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	0.950%	11/7/17	16,500	16,500
1	Las Vegas Valley Water District Nevada
	GO TOB VRDO	0.960%	11/7/17	7,185	7,185
1	Nevada Capital Improvement & Cultural Affairs
	GO TOB VRDO	0.940%	11/7/17	9,510	9,510
1	Nevada GO TOB VRDO	0.950%	11/7/17	12,150	12,150
[1,2]	Nevada Highway Improvement Revenue
	(Motor Vehicle Fuel Tax) TOB PUT	1.070%	11/30/17	12,000	12,000
	Nevada Housing Division Multi-Unit Housing
	Revenue (City Center Project) VRDO	1.070%	11/7/17 LOC	7,440	7,440
	Reno NV Hospital Revenue (Renown Regional
	Medical Center Project) VRDO	0.930%	11/7/17 LOC	27,500	27,500
					385,915

27

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
TOB VRDO	0.950%	11/7/17	13,225	13,225
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
TOB VRDO	0.950%	11/7/17	8,000	8,000
				21,225
New Jersey (4.4%)
Burlington County NJ BAN	5.000%	5/14/18	48,200	49,180
Clifton NJ BAN	2.250%	10/4/18	26,737	27,030
East Hanover Township NJ BAN	2.000%	8/17/18	15,459	15,567
Fort Lee NJ BAN	2.000%	11/10/17	4,290	4,291
Haddonfield NJ BAN	2.500%	6/22/18	16,371	16,514
Hudson County NJ BAN	2.500%	12/14/17	39,000	39,059
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental
Loan Revenue VRDO	0.920%	11/7/17 LOC	12,500	12,500
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,340	5,340
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	3,050	3,071
Lakewood Township NJ BAN	2.000%	12/5/17	6,925	6,931
Lakewood Township NJ BAN	2.250%	6/28/18	8,500	8,562
Livingston Township NJ BAN	2.250%	7/26/18	8,457	8,526
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,677
Monroe Township NJ BAN	2.000%	6/13/18	21,528	21,650
Morris Plains NJ BAN	2.250%	6/29/18	5,475	5,516
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,144	9,174
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	1.050%	11/7/17 LOC	8,000	8,000
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.950%	11/7/17 LOC	45,000	45,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.900%	11/7/17 LOC	18,715	18,715
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	0.940%	11/7/17 LOC	3,815	3,815
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.930%	11/7/17	12,725	12,725
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.940%	11/7/17	33,600	33,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.950%	11/7/17	21,790	21,790
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.960%	11/7/17	60,540	60,540
1 New Jersey TRAN TOB VRDO	0.950%	11/7/17 LOC	179,995	179,995
North Brunswick Township NJ BAN	2.000%	7/25/18	31,985	32,216

28

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ocean City NJ BAN	2.000%	6/14/18	20,000	20,117
Rahway NJ BAN	2.250%	8/2/18	10,760	10,846
Robbinsville Township NJ BAN	2.000%	7/26/18	18,424	18,547
Rutgers State University New Jersey CP	0.860%	11/9/17	11,000	11,000
Secaucus NJ BAN	2.000%	8/10/18	4,600	4,632
Sussex County NJ GO	2.000%	6/27/18	19,394	19,507
Wayne Township NJ BAN	2.000%	7/13/18	18,405	18,521
				760,154
New Mexico (0.4%)
1 New Mexico Educational Assistance
Foundation Revenue TOB VRDO	0.990%	11/7/17 LOC	37,425	37,425
New Mexico Finance Authority Transportation
Revenue VRDO	0.910%	11/7/17 LOC	25,650	25,650
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.940%	11/7/17 (Prere.)	6,665	6,665
				69,740
New York (14.0%)
4 Amherst NY BAN	2.000%	11/8/18	16,946	17,085
1 Battery Park City Authority New York Revenue
TOB VRDO	0.960%	11/1/17 LOC	21,200	21,200
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,059
Commack NY Union Free School District TAN	2.250%	6/27/18	14,300	14,408
Fairport NY Central School District BAN	2.500%	6/25/18	11,865	11,969
Grand Island NY BAN	2.500%	10/11/18	10,300	10,430
Half Hollow Hills NY Central School District
TAN	2.000%	6/27/18	20,500	20,626
Harborfields NY Central School District TAN	2.000%	6/22/18	9,000	9,060
4 Islip NY Union Free School District BAN	2.000%	6/29/18	8,750	8,802
Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	35,301	35,487
Kings Park NY Central School District TAN	2.000%	6/22/18	7,750	7,801
Kingston NY City School District BAN	2.000%	6/14/18	60,500	60,818
Middle Country Central School District
New York GO	2.000%	6/27/18	21,500	21,639
Nassau County NY Health Care Corp.
Revenue VRDO	0.920%	11/7/17 LOC	7,520	7,520
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.940%	11/7/17	23,280	23,280
New Rochelle NY BAN	2.000%	3/2/18	7,060	7,082
New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,175
1 New York City NY GO TOB VRDO	0.950%	11/7/17	8,250	8,250
1 New York City NY GO TOB VRDO	0.960%	11/7/17	23,090	23,090
New York City NY GO VRDO	0.920%	11/1/17	9,400	9,400
New York City NY GO VRDO	0.930%	11/1/17 LOC	1,600	1,600
New York City NY GO VRDO	0.920%	11/7/17 LOC	10,300	10,300
New York City NY GO VRDO	0.920%	11/7/17 LOC	8,815	8,815
New York City NY GO VRDO	0.920%	11/7/17 LOC	11,700	11,700
New York City NY GO VRDO	0.930%	11/7/17 LOC	46,700	46,700
New York City NY GO VRDO	0.940%	11/7/17 LOC	35,160	35,160
New York City NY GO VRDO	0.940%	11/7/17 LOC	16,300	16,300
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.910%	11/7/17 LOC	12,800	12,800

29

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.950%	11/7/17 LOC	35,200	35,200
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.950%	11/7/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	0.930%	11/7/17 LOC	13,925	13,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	0.970%	11/7/17 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(1133 Manhattan Avenue) VRDO	0.940%	11/7/17 LOC	15,150	15,150
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.920%	11/7/17 LOC	114,000	114,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.920%	11/7/17 LOC	25,200	25,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.950%	11/7/17 LOC	38,200	38,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.920%	11/7/17 LOC	7,700	7,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.910%	11/7/17 LOC	31,300	31,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(The Balton) VRDO	0.920%	11/7/17 LOC	29,750	29,750
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.920%	11/7/17 LOC	21,400	21,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.960%	11/7/17 LOC	26,500	26,500
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.930%	11/7/17 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.940%	11/7/17	16,180	16,180
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.940%	11/7/17	16,800	16,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.950%	11/7/17	8,330	8,330
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.950%	11/7/17	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.950%	11/7/17	5,000	5,000

30

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	11/7/17	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	11/7/17	6,670	6,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	11/7/17	30,670	30,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.920%	11/7/17	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.930%	11/7/17	48,000	48,000
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.940%	11/7/17	6,800	6,800
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	0.940%	11/7/17	10,535	10,535
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.930%	11/7/17	12,500	12,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.930%	11/7/17	14,255	14,255
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.940%	11/7/17	6,200	6,200
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.940%	11/7/17	1,500	1,500
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.940%	11/7/17	4,000	4,000
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.910%	11/7/17	103,045	103,045
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.920%	11/7/17	6,850	6,850
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.920%	11/7/17	15,450	15,450
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.950%	11/7/17	9,000	9,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.940%	11/7/17 LOC	7,700	7,700
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds)
TOB VRDO	0.970%	11/7/17	22,200	22,200
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.920%	11/7/17 LOC	36,200	36,200
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.940%	11/7/17	5,820	5,820
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.910%	11/7/17 LOC	22,400	22,400

31

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(City University System) VRDO	0.930%	11/7/17 LOC	5,645	5,645
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.920%	11/7/17 LOC	4,725	4,725
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.940%	11/7/17	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.940%	11/7/17	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.940%	11/7/17	6,730	6,730
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.940%	11/7/17	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.940%	11/7/17	6,425	6,425
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.910%	11/7/17 LOC	79,370	79,370
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.910%	11/7/17 LOC	17,385	17,385
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of
New York Inc. Project) VRDO	0.940%	11/7/17 LOC	9,300	9,300
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.940%	11/7/17	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.920%	11/7/17 LOC	91,900	91,900
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.980%	11/7/17 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.920%	11/7/17 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.930%	11/7/17 LOC	1,200	1,200
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.920%	11/7/17 LOC	8,400	8,400
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.920%	11/7/17 LOC	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.950%	11/7/17 LOC	21,300	21,300
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.960%	11/7/17 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.920%	11/7/17 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.960%	11/7/17 LOC	8,300	8,300
New York State Housing Finance Agency
Revenue (750 6th Ave) VRDO	0.980%	11/7/17 LOC	39,500	39,500
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.940%	11/7/17 LOC	56,430	56,430

32

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.960%	11/7/17 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.950%	11/7/17 LOC	3,020	3,020
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	0.980%	11/7/17 LOC	45,800	45,800
New York State Housing Finance Agency
Revenue (West 38th Street) VRDO	0.970%	11/7/17 LOC	46,800	46,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.960%	11/7/17	53,855	53,855
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.970%	11/1/17	12,300	12,300
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.990%	11/1/17	14,200	14,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.930%	11/7/17	24,630	24,630
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.990%	11/7/17	19,350	19,350
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.000%	11/7/17	35,000	35,000
New York State Power Authority Revenue CP	0.960%	12/4/17	51,613	51,613
New York State Power Authority Revenue CP	0.960%	12/13/17	44,023	44,023
New York State Power Authority Revenue CP	0.980%	1/8/18	15,000	15,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.920%	11/7/17 LOC	7,020	7,020
1 Nuveen New York Quality Municipal Fund
VRDP VRDO	1.090%	11/7/17 LOC	33,700	33,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,500	9,585
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,640	11,729
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,935	13,046
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.930%	11/7/17	2,440	2,440
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.940%	11/7/17	3,055	3,055
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.940%	11/7/17	3,735	3,735
Port Washington NY Union Free School
District GO	2.250%	6/21/18	16,000	16,121
South Huntington NY Union Free School
District TAN	2.000%	6/27/18	8,350	8,399
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.900%	11/7/17 LOC	8,255	8,255
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.900%	11/7/17 LOC	55,415	55,415
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.920%	11/7/17 LOC	1,840	1,840
Ulster County NY BAN	2.000%	11/22/17	6,955	6,959
1 Utility Debt Securitization Authority
New York Revenue TOB VRDO	0.940%	11/7/17	37,500	37,500
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	5,000	5,042
West Babylon Union Free School District
New York GO	2.500%	6/22/18	7,500	7,568

33

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	West Islip Union Free School District
	New York GO	2.250%	6/22/18	10,000	10,075
	Westchester County NY GO	2.000%	12/15/17	25,000	25,026
					2,437,567
North Carolina (1.0%)
	Board of Governors of the University of North
	Carolina Revenue (University of North Carolina
	Hospitals at Chapel Hill) VRDO	0.920%	11/7/17	41,120	41,120
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	0.950%	11/7/17	7,495	7,495
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	0.960%	11/7/17	14,000	14,000
[1,2]	Mecklenburg County NC GO TOB PUT	1.070%	12/14/17	5,600	5,600
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	0.860%	11/7/17	17,602	17,602
	North Carolina Capital Facilities Finance
	Agency (Duke University Project) CP	0.990%	1/10/18	6,262	6,262
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	0.940%	11/7/17 (Prere.)	2,495	2,495
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	0.950%	11/7/17	3,395	3,395
1	North Carolina Capital Facilities Finance
	Agency Revenue (Duke University Project)
	TOB VRDO	0.950%	11/7/17	2,285	2,285
1	North Carolina Housing Finance Agency
	Revenue TOB VRDO	0.950%	11/7/17	7,125	7,125
	North Carolina Medical Care Commission
	Health Care Facilities Revenue
	(Lenoir Memorial Hospital Project) VRDO	0.920%	11/7/17 LOC	14,660	14,660
	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT	1.270%	5/29/18	20,735	20,735
1	North Carolina Revenue TOB VRDO	0.940%	11/7/17	6,800	6,800
	Raleigh Durham NC Airport Authority Revenue
	VRDO	0.900%	11/7/17 LOC	12,580	12,580
[1,2]	Union County NC Enterprise System Revenue
	TOB PUT	1.070%	11/30/17	7,860	7,860
					170,014
North Dakota (0.1%)
	North Dakota Housing Finance Agency Home
	Mortgage Revenue VRDO	0.940%	11/7/17	19,950	19,950

Ohio (2.4%)
	Avon OH BAN	2.000%	1/24/18	1,250	1,252
	Berea OH BAN	2.000%	3/15/18	3,250	3,259
1	Cincinnati OH City School District GO TOB
	VRDO	0.950%	11/7/17	5,000	5,000
	Cleveland-Cuyahoga County OH Port
	Authority Revenue (Cleveland Museum of
	Art Project) VRDO	0.910%	11/7/17	7,900	7,900

34

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH Port
Authority Revenue (Cleveland Museum of
Art Project) VRDO	0.920%	11/7/17	21,800	21,800
Columbus OH Regional Airport Authority
Airport Revenue (Flight Safety
International Inc. Project) VRDO	0.950%	11/7/17 (13)	13,500	13,500
Columbus OH Regional Airport Authority
Airport Revenue (OASBO Expanded
Asset Program) VRDO	0.940%	11/7/17 LOC	4,160	4,160
Columbus OH Regional Airport Authority
Airport Revenue (OASBO Expanded
Asset Program) VRDO	0.940%	11/7/17 LOC	16,410	16,410
Columbus OH Regional Airport Authority
Airport Revenue (OASBO Expanded
Asset Program) VRDO	0.940%	11/7/17 LOC	11,805	11,805
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.940%	11/7/17 LOC	6,780	6,780
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.930%	11/7/17 LOC	14,955	14,955
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.960%	11/7/17	4,000	4,000
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.930%	11/7/17 LOC	3,730	3,730
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project)
VRDO	0.920%	11/7/17	6,850	6,850
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.940%	11/7/17	7,000	7,000
Independence OH BAN	2.000%	12/6/17	4,000	4,003
Kent OH BAN	2.000%	8/23/18	4,495	4,526
1 Lakewood OH City School District GO
TOB VRDO	0.940%	11/7/17	5,110	5,110
Lorain County OH BAN	1.250%	11/9/17	2,500	2,500
Mason OH City School District BAN	2.000%	1/24/18	4,300	4,307
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.950%	11/7/17	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.920%	11/7/17 LOC	17,940	17,940
1 Northeast OH Regional Sewer District
Revenue (Wastewater Revenue
Improvement) TOB VRDO	0.950%	11/7/17	6,800	6,800
Ohio GO VRDO	0.930%	11/7/17	23,840	23,840
Ohio GO VRDO	0.930%	11/7/17	5,785	5,785
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.950%	11/1/17	30,000	30,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	0.900%	12/4/17	37,000	37,000
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.940%	11/7/17 (Prere.)	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group) TOB VRDO	0.940%	11/7/17	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.940%	11/7/17	3,500	3,500

35

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.950%	11/7/17	8,700	8,700
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.990%	11/7/17	8,250	8,250
	Ohio Infrastructure Improvement GO VRDO	0.930%	11/7/17	2,905	2,905
	Ohio State University General Receipts
	Revenue CP	0.950%	11/8/17	16,630	16,630
	Ohio State University General Receipts
	Revenue CP	0.970%	1/18/18	15,990	15,990
1	Ohio State University General Receipts
	Revenue TOB VRDO	0.980%	11/7/17	5,750	5,750
1	Ohio State University General Receipts
	Revenue TOB VRDO	0.980%	11/7/17	5,750	5,750
1	Ohio Water Development Authority Fresh
	Water Revenue TOB VRDO	0.950%	11/7/17 LOC	45,000	45,000
1	Toledo OH Waterworks Revenue TOB VRDO	1.000%	11/7/17	8,000	8,000
	Union Township OH BAN	2.000%	9/6/18	6,500	6,551
					414,448
Oklahoma (0.0%)
1	Oklahoma City OK Water Utilities Trust Water
	& Sewer Revenue TOB VRDO	0.980%	11/7/17	5,000	5,000

Oregon (2.2%)
[1,2]	Clackamas County OR School District No.
	7J Lake Oswego GO TOB PUT	0.970%	11/2/17	13,185	13,185
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.920%	11/7/17 LOC	28,700	28,700
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.920%	11/7/17 LOC	26,825	26,825
	Oregon Facilities Authority Revenue
	(Reed College Projects) VRDO	0.940%	11/7/17	37,260	37,260
	Oregon GO	5.000%	9/28/18	135,000	139,887
1	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue TOB VRDO	1.000%	11/7/17	4,285	4,285
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	0.940%	11/7/17	11,385	11,385
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	0.950%	11/7/17	13,140	13,140
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	0.970%	11/7/17	15,000	15,000
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	0.970%	11/7/17	20,890	20,890
	Oregon Housing & Community Service
	Department Single Family Mortgage
	Revenue VRDO	0.990%	11/7/17	29,000	29,000
	Portland OR GO	2.500%	6/27/18	35,705	36,072
[1,2]	Portland OR Water System Revenue TOB PUT	1.070%	12/7/17	9,500	9,500
					385,129

36

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Pennsylvania (1.3%)
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/1/17 LOC	28,100	28,100
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.960%	11/1/17 LOC	7,100	7,100
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	0.950%	11/7/17	14,900	14,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	0.950%	11/7/17	11,500	11,500
	Emmaus PA General Authority Revenue VRDO	0.900%	11/7/17 LOC	6,200	6,200
	Emmaus PA General Authority Revenue VRDO	0.900%	11/7/17 LOC	6,100	6,100
	Emmaus PA General Authority Revenue VRDO	0.900%	11/7/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.920%	11/7/17 LOC	24,010	24,010
	Jackson PA Authority for Industrial
	Development Revenue (StoneRidge
	Retirement Living) VRDO	0.930%	11/7/17 LOC	6,400	6,400
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	0.940%	11/7/17	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.940%	11/7/17	1,250	1,250
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.940%	11/7/17	17,280	17,280
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.940%	11/7/17	11,240	11,240
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.940%	11/7/17	11,985	11,985
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.950%	11/7/17	11,735	11,735
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	0.950%	11/7/17 LOC	60,000	60,000
	Philadelphia PA Airport CP B-1	1.000%	1/4/18 LOC	1,750	1,750
					233,750
Rhode Island (0.1%)
	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rhode Island School of Design) VRDO	0.900%	11/7/17 LOC	10,565	10,565

South Carolina (0.5%)
[1,2]	Berkeley County SC School District GO
	TOB PUT	1.070%	11/16/17	4,845	4,845
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	7,500	7,500
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.950%	11/7/17	3,000	3,000
[1,2]	Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	0.970%	11/2/17	14,900	14,900
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	0.920%	11/7/17 LOC	13,160	13,160

37

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Greenville County SC Hospital System
	Revenue VRDO	0.910%	11/7/17 LOC	11,895	11,895
1	Greenwood SC Metropolitan Sewer System
	Revenue TOB VRDO	0.990%	11/7/17 (Prere.)	5,625	5,625
[1,2]	Lancaster County SC School District TOB PUT	1.070%	12/7/17	5,545	5,545
[1,2]	Lexington County SC School District No.1 GO
	TOB PUT	1.070%	2/1/18	6,000	6,000
	South Carolina Educational Facilities Authority
	Revenue (Columbia College) VRDO	0.980%	11/7/17 LOC	4,000	4,000
	South Carolina Jobs Economic Development
	Authority Revenue (Heathwood Hall Episcopal
	School) VRDO	0.900%	11/7/17 LOC	1,600	1,600
1	South Carolina Public Service Authority
	Revenue TOB VRDO	1.050%	11/7/17 (Prere.)	10,640	10,640
	University of South Carolina School of
	Medicine Educational Trust Healthcare
	Facilities Revenue VRDO	0.900%	11/7/17 LOC	3,025	3,025
					91,735
South Dakota (0.1%)
	South Dakota Health & Educational Facilities
	Authority Revenue (Sioux Valley Hospital &
	Health System) VRDO	0.910%	11/7/17 LOC	3,500	3,500
	South Dakota Housing Development Authority
	Homeownership Mortgage Revenue VRDO	0.930%	11/7/17	22,000	22,000
					25,500
Tennessee (4.4%)
	Blount County & Alcoa & Maryville TN
	Industrial Development Board Revenue
	(Local Government Public Improvement)
	VRDO	0.950%	11/7/17 LOC	7,625	7,625
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.950%	11/7/17	40,275	40,275
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.950%	11/7/17	21,250	21,250
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.950%	11/7/17 LOC	9,535	9,535
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	0.870%	11/15/17	25,000	25,000
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	0.970%	12/5/17	15,000	15,000
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	1.010%	2/1/18	12,500	12,500
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	1.000%	2/7/18	15,000	15,000
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	1.000%	3/5/18	22,500	22,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	0.900%	6/9/18	12,500	12,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	0.930%	6/12/18	37,500	37,500

38

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.000%	7/14/18	50,000	50,000
	Metropolitan Government of Nashville &
	Davidson County TN GO CP	0.930%	11/14/17 LOC	25,000	25,000
[1,2]	Metropolitan Government of Nashville &
	Davidson County TN GO TOB PUT	0.970%	11/2/17	16,880	16,880
1	Metropolitan Government of Nashville &
	Davidson County TN GO TOB VRDO	0.940%	11/7/17	7,500	7,500
1	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt
	University) TOB VRDO	0.940%	11/7/17	8,250	8,250
	Montgomery County TN Public Building
	Authority Pooled Financial Revenue
	(Tennessee County Loan Pool) VRDO	0.980%	11/1/17 LOC	5,830	5,830
1	Rutherford County TN Health & Educational
	Facilities Board Revenue (Ascension Health
	Credit Group) TOB VRDO	0.950%	11/7/17	6,250	6,250
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.950%	11/7/17 LOC	12,100	12,100
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.950%	11/7/17	43,000	43,000
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.970%	11/7/17 LOC	31,905	31,905
	Shelby County TN GO VRDO	0.910%	11/7/17	152,065	152,065
	Tennessee GO CP	0.860%	11/9/17	31,974	31,974
	Tennessee GO CP	1.000%	2/1/18	43,443	43,443
	Tennessee GO CP	0.980%	2/6/18	80,000	80,000
	Tennessee GO CP	0.980%	2/8/18	38,096	38,096
					770,978
Texas (8.0%)
1	Aldine TX Independent School District GO
	TOB VRDO	0.940%	11/7/17	8,205	8,205
[1,2]	Austin TX Electric Utility System Revenue
	TOB PUT	1.070%	11/16/17	7,300	7,300
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	0.900%	12/4/17	9,398	9,398
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	0.880%	12/5/17	12,000	12,000
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	0.900%	12/7/17	25,000	25,000
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	0.870%	12/13/17	9,000	9,000
	Board of Regents of the Texas A&M
	University System Revenue Financing
	System Revenue CP	0.990%	2/7/18	26,500	26,500

39

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.950%	11/7/17	5,500	5,500
	Dallas TX Waterworks & Sewer System
	Revenue CP	0.920%	12/7/17	6,500	6,500
	Dallas TX Waterworks & Sewer System
	Revenue CP	0.940%	12/7/17	6,800	6,800
	Denton TX Independent School District
	GO VRDO	0.920%	11/7/17	28,650	28,650
1	Grand Parkway Transportation Corp. Texas
	System Toll Revenue TOB VRDO	0.960%	11/7/17	23,145	23,145
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Children’s
	Hospital Project) TOB VRDO	0.950%	11/7/17	8,200	8,200
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.870%	11/16/17	40,000	40,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.870%	11/16/17	20,105	20,105
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.900%	11/21/17	45,000	45,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.150%	3/1/18	90,000	90,000
1	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children’s
	Hospital) TOB VRDO	1.020%	11/7/17	4,800	4,800
1	Harris County TX GO TOB VRDO	0.940%	11/7/17	8,160	8,160
1	Harris County TX GO TOB VRDO	0.950%	11/7/17	8,070	8,070
	Harris County TX Hospital District Revenue
	VRDO	0.960%	11/7/17 LOC	38,275	38,275
1	Harris County TX Toll Road Revenue TOB
	VRDO	0.950%	11/7/17 (13)	5,200	5,200
[1,2]	Hays TX Consolidated Independent School
	District GO TOB PUT	0.970%	11/2/17	4,680	4,680
1	Houston TX Airport System Revenue TOB
	VRDO	0.960%	11/7/17	12,000	12,000
	Houston TX Combined Utility System CP	0.980%	11/9/17	10,000	10,000
	Houston TX Combined Utility System CP	1.010%	2/14/18	35,000	35,000
1	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) TOB VRDO	0.940%	11/7/17	6,665	6,665
	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) VRDO	0.930%	11/7/17	19,145	19,145
1	Houston TX Utility System Revenue TOB
	VRDO	0.950%	11/7/17	12,240	12,240
	Houston TX Utility System Revenue VRDO	0.930%	11/7/17 LOC	7,450	7,450
	Houston TX Utility System Revenue VRDO	0.930%	11/7/17 LOC	49,825	49,825
	Mesquite TX Independent School District
	School Building VRDO	0.940%	11/7/17 (19)	13,740	13,740
	North East TX Independent School District CP	0.880%	11/14/17	5,000	5,000
	North East TX Independent School District CP	0.910%	12/5/17	5,000	5,000
	North East TX Independent School District CP	0.980%	12/21/17	5,000	5,000

40

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.970%	11/7/17 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.920%	11/7/17 LOC	38,510	38,510
Northwest Independent School District Texas
GO VRDO	0.940%	11/7/17	8,170	8,170
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.920%	11/7/17	51,900	51,900
Riesel TX Industrial Development Corp. Solid
Waste Disposal Revenue (Sandy Creek
Energy Associates, LP) VRDO	0.940%	11/7/17 LOC	30,000	30,000
Riesel TX Industrial Development Corp. Solid
Waste Disposal Revenue (Sandy Creek
Energy Associates, LP) VRDO	0.940%	11/7/17 LOC	25,000	25,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.940%	11/7/17	7,710	7,710
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.960%	11/7/17	14,465	14,465
San Antonio TX Water Revenue CP	1.010%	2/7/18	37,700	37,700
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.970%	11/7/17	5,555	5,555
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.950%	11/7/17	39,605	39,605
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.970%	11/7/17	4,620	4,620
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.920%	11/7/17 LOC	20,010	20,010
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.920%	11/7/17 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.940%	11/7/17 LOC	23,200	23,200
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.950%	11/7/17	5,000	5,000
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.950%	11/7/17	6,250	6,250
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.920%	11/7/17	20,735	20,735
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.930%	11/7/17	28,980	28,980
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.940%	11/7/17	20,035	20,035
Texas A&M University System Permanent
University Fund Revenue CP	0.910%	11/1/17	5,000	5,000

41

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Texas Department of Housing & Community
	Affairs Single Mortgage Revenue VRDO	0.970%	11/7/17	18,995	18,995
	Texas GO	0.930%	11/7/17	25,000	25,000
1	Texas GO TOB VRDO	0.960%	11/7/17	22,210	22,210
	Texas State University System Financing
	System Revenue (Extendible) CP	0.990%	7/15/18	18,000	18,000
	Texas Tech University CP	0.970%	1/23/18	12,500	12,500
	Texas TRAN	4.000%	8/30/18	119,375	122,396
1	Texas Water Development Board Revenue
	TOB VRDO	0.950%	11/7/17	5,900	5,900
	Trinity River Authority of Texas Central
	Regional Wastewater System Revenue
	(Extendible) CP	1.020%	7/24/18	38,000	38,000
	University of North Texas University Revenue
	Financing System CP	0.960%	7/2/18	10,000	10,000
	University of North Texas University Revenue
	Financing System CP	0.990%	7/16/18	2,975	2,975
	University of Texas System Revenue Financing
	System Revenue CP	0.950%	12/1/17	8,700	8,700
	University of Texas System Revenue Financing
	System Revenue CP	0.950%	12/4/17	23,500	23,500
					1,388,434
Utah (0.5%)
	Emery County UT Pollution Control Revenue
	(PacifiCorp Projects) VRDO	0.900%	11/7/17 LOC	9,100	9,100
	Murray UT Hospital Revenue
	(IHC Health Services) VRDO	0.920%	11/7/17	50,000	50,000
1	University of Utah Revenue TOB VRDO	0.990%	11/7/17	6,490	6,490
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	0.950%	11/7/17	3,135	3,135
1	Utah Transit Authority Sales Tax Revenue
	TOB VRDO	0.940%	11/7/17	9,720	9,720
1	Utah Transit Authority Sales Tax Revenue
	TOB VRDO	0.950%	11/7/17	3,300	3,300
					81,745
Virginia (1.1%)
[1,2]	Alexandria VA GO TOB PUT	0.970%	11/2/17	4,810	4,810
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.910%	11/7/17	9,150	9,150
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.920%	11/7/17	65,855	65,855
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.920%	11/7/17	8,185	8,185
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.920%	11/7/17	7,845	7,845
	Stafford County VA Industrial Development
	Authority Revenue (VML/VA Co
	Commonwealth Loan Program) VRDO	0.950%	11/7/17 LOC	2,020	2,020
[1,2]	Suffolk VA GO TOB PUT	1.070%	1/25/18	4,635	4,635
[1,2]	University of Virginia Revenue TOB PUT	1.070%	11/30/17	5,325	5,325

42

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	University of Virginia Revenue TOB VRDO	0.940%	11/7/17 (Prere.)	17,900	17,900
1	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs) TOB VRDO	0.940%	11/7/17	4,025	4,025
1	Virginia Commonwealth Transportation
	Board Revenue TOB VRDO	0.940%	11/7/17	5,000	5,000
1	Virginia Commonwealth Transportation
	Board Revenue TOB VRDO	0.950%	11/7/17	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB
	VRDO	0.940%	11/7/17	5,000	5,000
	Virginia Public Building Authority Public
	Facilities Revenue VRDO	0.910%	11/7/17	49,900	49,900
					192,650
Washington (2.4%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.950%	11/7/17	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.950%	11/7/17	2,665	2,665
[1,2]	King County WA School District No. 414
	GO TOB PUT	1.070%	1/25/18	8,840	8,840
1	King County WA Sewer Revenue TOB VRDO	0.950%	11/7/17	2,100	2,100
1	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.940%	11/7/17	8,250	8,250
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.950%	11/7/17	2,650	2,650
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.950%	11/7/17	5,100	5,100
	Port of Seattle WA Revenue VRDO	0.960%	11/7/17 LOC	46,025	46,025
[1,2]	Seattle WA Drain and Wastewater Revenue
	TOB PUT	1.070%	12/28/17	12,855	12,855
[1,2]	Seattle WA GO TOB PUT	0.970%	11/2/17	4,565	4,565
[1,2]	Seattle WA Municipal Light & Power Revenue
	TOB PUT	1.070%	12/28/17	10,290	10,290
[1,2]	Seattle WA Water System Revenue TOB PUT	1.070%	1/25/18	11,775	11,775
	Tacoma WA Housing Authority Revenue
	(Sunset Apartment Projects) VRDO	0.980%	11/7/17 LOC	13,050	13,050
1	TES Properties Washington Lease Revenue
	TOB VRDO	1.000%	11/7/17 (Prere.)	10,125	10,125
	University of Washington Revenue CP	0.870%	12/12/17	7,000	7,000
	University of Washington Revenue CP	0.900%	2/20/18	15,000	15,000
1	Washington GO TOB VRDO	0.940%	11/7/17	2,250	2,250
1	Washington GO TOB VRDO	0.940%	11/7/17	5,100	5,100
1	Washington GO TOB VRDO	0.940%	11/7/17	8,325	8,325
1	Washington GO TOB VRDO	0.950%	11/7/17	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children’s Hospital & Regional
	Medical Center) TOB VRDO	0.950%	11/7/17	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	TOB VRDO	0.950%	11/7/17	8,610	8,610

43

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	TOB VRDO	0.950%	11/7/17	12,475	12,475
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.950%	11/7/17	73,250	73,250
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.950%	11/7/17	11,675	11,675
1	Washington Health Care Facilities Authority
	Revenue (Seattle Children’s Hospital) TOB
	VRDO	0.940%	11/7/17	3,275	3,275
	Washington Higher Education Facilities
	Authority Revenue (Seattle University) VRDO	0.920%	11/7/17 LOC	12,945	12,945
	Washington Higher Education Facilities
	Authority Revenue (Whitman College Project)
	VRDO	0.920%	11/7/17	22,600	22,600
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Merrill
	Gardens at Kirkland Project) VRDO	0.970%	11/7/17 LOC	23,600	23,600
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Reserve at
	SeaTac Apartments Project) VRDO	0.950%	11/7/17 LOC	27,500	27,500
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	0.970%	11/7/17 LOC	14,880	14,880
					415,640
West Virginia (0.7%)
	West Virginia Hospital Finance Authority
	Hospital Revenue (Cabell Huntington
	Hospital Inc.) VRDO	0.950%	11/7/17 LOC	8,200	8,200
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.940%	11/7/17 LOC	107,370	107,370
					115,570
Wisconsin (3.0%)
[1,2]	Milwaukee WI Metropolitan Sewer District
	GO TOB PUT	1.070%	12/14/17	5,425	5,425
	University of Wisconsin Hospitals & Clinics
	Authority Revenue VRDO	0.910%	11/7/17 LOC	30,710	30,710
1	Wisconsin Annual Appropriation Revenue
	TOB VRDO	0.940%	11/7/17 (Prere.)	11,085	11,085
	Wisconsin Department of Transportation
	Revenue CP	1.010%	2/5/18	10,000	10,000
	Wisconsin GO (Extendible) CP	0.930%	5/5/18	37,495	37,495
	Wisconsin GO (Extendible) CP	0.950%	5/5/18	10,000	10,000
	Wisconsin GO (Extendible) CP	0.890%	6/4/18	19,523	19,523
	Wisconsin GO (Extendible) CP	1.000%	6/30/18	20,582	20,582
	Wisconsin GO (Extendible) CP	0.980%	7/15/18	34,910	34,910
	Wisconsin GO (Extendible) CP	0.980%	7/16/18	42,574	42,574
	Wisconsin GO (Extendible) CP	0.980%	7/17/18	25,000	25,000
	Wisconsin GO (Extendible) CP	1.050%	7/22/18	20,000	20,000
	Wisconsin GO (Extendible) CP	1.050%	7/22/18	27,494	27,494
	Wisconsin GO CP	0.850%	11/2/17	36,025	36,025

44

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.950%	11/7/17	9,000	9,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.950%	11/7/17	1,500	1,500
	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College
	Wisconsin) VRDO	0.910%	11/7/17 LOC	64,900	64,900
	Wisconsin Health & Educational Facilities
	Authority Revenue (Upland Hills Health Inc.)
	VRDO	0.950%	11/7/17 LOC	8,850	8,850
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.930%	11/7/17	15,000	15,000
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.930%	11/7/17	26,000	26,000
	Wisconsin Housing & Economic Development
	Authority Multi-Family Revenue VRDO	0.920%	11/7/17	23,670	23,670
1	Wisconsin Public Finance Authority Lease
	Development Revenue (KU Campus
	Development Corp. - Central District
	Development Project) TOB VRDO	1.040%	11/7/17	41,335	41,335
					521,078
Wyoming (0.1%)
	Sweetwater County WY Pollution Control
	Revenue (PacifiCorp Projects) VRDO	0.940%	11/7/17 LOC	17,710	17,710
Total Tax-Exempt Municipal Bonds (Cost $16,493,373)					16,493,373

				Shares
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
5	Vanguard Municipal Cash Management Fund
	(Cost $704,420)	0.922%		7,044,206	704,421
Total Investments (99.1%) (Cost $17,197,793)					17,197,794

					Amount
					($000)
Other Assets and Liabilities (0.9%)
Other Assets					290,488
Liabilities					(127,978)
					162,510
Net Assets (100%)
Applicable to 17,358,289,721 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					17,360,304
Net Asset Value Per Share					$1.00

45

Municipal Money Market Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers (excluding Segregated Securities)	16,493,373
Affiliated Vanguard Funds	704,421
Total Investments in Securities	17,197,794
Investment in Vanguard	1,064
Receivables for Investment Securities Sold	197,070
Receivables for Accrued Income	31,549
Receivables for Capital Shares Issued	36,263
Other Assets	24,542
Total Assets	17,488,282
Liabilities
Payables for Investment Securities Purchased	102,523
Payables for Capital Shares Redeemed	23,225
Payables for Distributions	858
Payables to Vanguard	1,352
Other Liabilities	20
Total Liabilities	127,978
Net Assets	17,360,304

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	17,360,277
Undistributed Net Investment Income	26
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)	1
Net Assets	17,360,304

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $5,701,000,000, representing 32.8% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

47

Municipal Money Market Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Interest[1]	137,036
Total Income	137,036
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,473
Management and Administrative	16,877
Marketing and Distribution	3,443
Custodian Fees	159
Auditing Fees	30
Shareholders’ Reports and Proxy	285
Trustees’ Fees and Expenses	13
Total Expenses	25,280
Net Investment Income	111,756
Realized Net Gain (Loss) on Investment Securities Sold[1]	27
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	—
Net Increase (Decrease) in Net Assets Resulting from Operations	111,783

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,596,000, $0, and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,756	40,357
Realized Net Gain (Loss)	27	11
Change in Unrealized Appreciation (Depreciation)	—	1
Net Increase (Decrease) in Net Assets Resulting from Operations	111,783	40,369
Distributions
Net Investment Income	(111,737)	(40,371)
Realized Capital Gain	—	—
Total Distributions	(111,737)	(40,371)
Capital Share Transactions (at $1.00 per share)
Issued	11,065,557	15,910,832
Issued in Lieu of Cash Distributions	102,800	38,248
Redeemed	(9,931,863)	(17,046,907)
Net Increase (Decrease) from Capital Share Transactions	1,236,494	(1,097,827)
Total Increase (Decrease)	1,236,540	(1,097,829)
Net Assets
Beginning of Period	16,123,764	17,221,593
End of Period[1]	17,360,304	16,123,764

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $26,000 and $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 007[1]	.0025	.0001	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.007	.0025	.0001	.0001	.0002
Distributions
Dividends from Net Investment Income	(.007)	(.0025)	(.0001)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.007)	(.0025)	(.0001)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.66%	0.25%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,360	$16,124	$17,222	$17,393	$18,119
Ratio of Expenses to Average Net Assets	0.15%	0.12%[3]	0.07%[3]	0.09%[3]	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.24%	0.01%	0.01%	0.02%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.15% in 2016, 0.15% in 2015, 0.16% in 2014, and
0.16% in 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund changed its name from Vanguard Tax-Exempt Money Market Fund to Vanguard Municipal Money Market Fund in February 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

51

Municipal Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,064,000, representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended October 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

At October 31, 2017, the cost of investment securities for tax purposes was $17,197,793,000. Net unrealized appreciation of investment securities for tax purposes was $1,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2017, such purchases and sales were $1,714,828,000 and $2,390,915,000, respectively.

F. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Municipal Money Market Fund

In our opinion, the accompanying statement of net assets and statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Municipal Money Market Fund (constituting a separate portfolio of Vanguard Municipal Bond Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2017

Special 2017 tax information (unaudited) for Vanguard Municipal Money Market Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Municipal Money Market Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return	$1,000.00	$1,003.71	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

55

Glossary

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q450 122017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2017: $248,000
Fiscal Year Ended October 31, 2016: $243,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2017: $8,424,459
Fiscal Year Ended October 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2017: $3,194,093
Fiscal Year Ended October 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2017: $0
Fiscal Year Ended October 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 21, 2017
VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 21, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.